UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2020

Item 1.

Reports to Stockholders

Fidelity® 500 Index Fund

Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

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Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® 500 Index Fund	8.18%	9.22%	12.64%

 The initial offering of Fidelity 500 Index Fund (formerly named Institutional Premium Class) took place on May 4, 2011. Returns prior to May 4, 2011 are those of the former Premium Class and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® 500 Index Fund on February 28, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$32,873	Fidelity® 500 Index Fund
$32,918	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks stalled to begin the new year and declined in late February, as the outbreak and spread of the new coronavirus threatened to hamper global economic growth and corporate earnings. For the 12 months ending February 29, 2020, the U.S. equity bellwether S&P 500® index gained 8.19%. The period began with equities rising amid upbeat company earnings and signs the U.S. Federal Reserve may pause on rates. The uptrend extended until May, when the index dipped as trade talks between the U.S. and China broke down. The bull market roared back to record a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, as the Treasury yield curve inverted, which some investors viewed as a sign the U.S. economy could be heading for recession. But the market proved resilient, hitting a new high on October 30, when the Fed lowered rates for the third time in 2019, and moving higher through December 31. Following a roughly flat January, stocks sank in late February, after a surge in coronavirus cases outside China created considerable uncertainty and pushed investors to safer asset classes. By sector, information technology (+27%) led the way by a wide margin, followed by utilities and communication services (+13% each). In contrast, energy (-25%) was by far the weakest category, struggling due to sluggish oil prices. Other notable laggards included materials and industrials (-2% each).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 8.18%, roughly in line with the 8.19% increase in the benchmark S&P 500® index. At the individual-stock level, the largest positive impact on performance came from the two largest companies in the index, Apple and Microsoft. Apple (+60%), a maker of consumer electronics and personal computers, reported especially strong growth in services and wearable electronics, while software company Microsoft (+47%) benefited from strong earnings growth and a decision to buy back stock and increase its quarterly dividend. Better-than-expected financial results lifted shares of social media company Facebook (+19%). Electronic-payment processors Visa (+23%) and Mastercard (+30%) both enjoyed strong financial results driven by growth in non-cash financial transactions, boosting these companies' share prices. Other notable contributors included Alphabet, returning roughly 20%, the parent company of online search giant Google – whose shares rose on the company's strong financial results and announcement of a $25 billion share buyback plan – and online retailer Amazon.com (+15%). In contrast, ample oil supply weighed on energy stocks, especially Exxon Mobil (-32%), Chevron (-19%), Occidental Petroleum (-47%) and Schlumberger (-35%). Shares of aircraft manufacturer Boeing (-36%) were hampered by continued fallout from the aircraft manufacturer's beleaguered 737 MAX jet, which remains grounded following deadly crashes in March 2019 and October 2018. Shares of pharmaceutical company Pfizer (-20%) declined on revenue estimates shy of expectations and investors' apparent dissatisfaction with the company's plans to merge one of its business units with Mylan.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2020

% of fund's net assets
Microsoft Corp.	5.0
Apple, Inc.	4.7
Amazon.com, Inc.	3.2
Facebook, Inc. Class A	1.9
Berkshire Hathaway, Inc. Class B	1.7
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.6
JPMorgan Chase & Co.	1.5
Johnson & Johnson	1.4
Visa, Inc. Class A	1.3
24.0

Top Market Sectors as of February 29, 2020

% of fund's net assets
Information Technology	24.3
Health Care	14.0
Financials	12.2
Communication Services	10.7
Consumer Discretionary	9.9
Industrials	8.8
Consumer Staples	7.2
Energy	3.5
Utilities	3.4
Real Estate	3.0

Schedule of Investments February 29, 2020

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	65,270,323	$2,298,821
CenturyLink, Inc. (a)	8,545,309	103,142
Verizon Communications, Inc.	36,953,314	2,001,391
		4,403,354
Entertainment - 1.9%
Activision Blizzard, Inc.	6,751,204	392,447
Electronic Arts, Inc. (b)	2,491,396	252,553
Live Nation Entertainment, Inc. (b)	1,259,087	76,515
Netflix, Inc. (b)	3,915,782	1,445,041
Take-Two Interactive Software, Inc. (b)	1,011,248	108,689
The Walt Disney Co.	16,104,463	1,894,690
		4,169,935
Interactive Media & Services - 5.3%
Alphabet, Inc.:
Class A (b)	2,677,182	3,585,416
Class C (b)	2,670,583	3,576,792
Facebook, Inc. Class A (b)	21,501,841	4,138,459
Twitter, Inc. (b)	6,936,766	230,301
		11,530,968
Media - 1.4%
Charter Communications, Inc. Class A (b)	1,400,916	690,890
Comcast Corp. Class A	40,563,258	1,639,973
Discovery Communications, Inc.:
Class A (a)(b)	1,412,978	36,314
Class C (non-vtg.) (b)	2,996,972	75,224
DISH Network Corp. Class A (b)	2,287,499	76,677
Fox Corp.:
Class A	3,167,159	97,358
Class B	1,451,160	44,188
Interpublic Group of Companies, Inc.	3,464,396	73,999
News Corp.:
Class A	3,462,068	41,804
Class B	1,097,473	13,653
Omnicom Group, Inc.	1,945,440	134,780
ViacomCBS, Inc. Class B	4,708,864	115,885
		3,040,745
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (b)	2,828,495	255,017

TOTAL COMMUNICATION SERVICES		23,400,019

CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.1%
Aptiv PLC	2,281,003	178,169
BorgWarner, Inc.	1,845,020	58,303
		236,472
Automobiles - 0.3%
Ford Motor Co.	33,026,527	229,865
General Motors Co.	11,234,271	342,645
Harley-Davidson, Inc. (a)	1,378,601	42,006
		614,516
Distributors - 0.1%
Genuine Parts Co.	1,298,197	113,255
LKQ Corp. (b)	2,738,246	80,997
		194,252
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,744,520	36,059
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	3,579,028	119,754
Chipotle Mexican Grill, Inc. (b)	228,481	176,748
Darden Restaurants, Inc.	1,095,452	106,807
Hilton Worldwide Holdings, Inc.	2,521,132	245,054
Las Vegas Sands Corp.	3,019,468	176,065
Marriott International, Inc. Class A	2,424,587	300,649
McDonald's Corp.	6,728,901	1,306,551
MGM Mirage, Inc.	4,601,393	113,010
Norwegian Cruise Line Holdings Ltd. (b)	1,900,998	70,831
Royal Caribbean Cruises Ltd.	1,535,907	123,502
Starbucks Corp.	10,552,259	827,614
Wynn Resorts Ltd.	863,297	93,219
Yum! Brands, Inc.	2,702,504	241,198
		3,901,002
Household Durables - 0.4%
D.R. Horton, Inc.	2,996,167	159,606
Garmin Ltd.	1,290,916	114,104
Leggett & Platt, Inc.	1,175,876	46,635
Lennar Corp. Class A	2,500,742	150,895
Mohawk Industries, Inc. (b)	531,154	64,349
Newell Brands, Inc.	3,012,025	46,476
NVR, Inc. (b)	31,034	113,807
PulteGroup, Inc.	2,276,108	91,500
Whirlpool Corp.	564,694	72,202
		859,574
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (b)	3,721,163	7,009,741
eBay, Inc.	6,832,731	236,686
Expedia, Inc.	1,248,624	123,139
The Booking Holdings, Inc. (b)	373,984	634,150
		8,003,716
Leisure Products - 0.0%
Hasbro, Inc.	1,137,024	87,835
Multiline Retail - 0.5%
Dollar General Corp.	2,274,856	341,911
Dollar Tree, Inc. (b)	2,114,580	175,574
Kohl's Corp.	1,398,940	54,769
Macy's, Inc. (a)	2,760,920	36,527
Nordstrom, Inc. (a)	957,159	33,213
Target Corp.	4,527,705	466,354
		1,108,348
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	618,831	82,292
AutoZone, Inc. (b)	212,895	219,816
Best Buy Co., Inc.	2,034,716	153,926
CarMax, Inc. (a)(b)	1,469,185	128,275
Gap, Inc. (a)	1,901,193	27,244
L Brands, Inc.	2,075,061	44,946
Lowe's Companies, Inc.	6,848,469	729,841
O'Reilly Automotive, Inc. (b)	676,015	249,260
Ross Stores, Inc.	3,232,065	351,584
The Home Depot, Inc.	9,746,597	2,123,199
Tiffany & Co., Inc.	964,524	128,851
TJX Companies, Inc.	10,835,213	647,946
Tractor Supply Co.	1,057,782	93,624
Ulta Beauty, Inc. (b)	510,735	131,305
		5,112,109
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (b)	1,354,862	34,983
Hanesbrands, Inc. (a)	3,231,771	42,789
NIKE, Inc. Class B	11,133,286	995,093
PVH Corp.	662,479	49,096
Ralph Lauren Corp.	444,383	46,887
Tapestry, Inc.	2,465,497	57,816
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,682,394	23,873
Class C (non-vtg.) (b)	1,737,649	21,686
VF Corp.	2,926,099	210,679
		1,482,902

TOTAL CONSUMER DISCRETIONARY		21,636,785

CONSUMER STAPLES - 7.2%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	1,627,927	99,971
Constellation Brands, Inc. Class A (sub. vtg.)	1,496,598	257,984
Molson Coors Beverage Co. Class B	1,678,505	83,271
Monster Beverage Corp. (b)	3,410,982	212,879
PepsiCo, Inc.	12,459,305	1,645,002
The Coca-Cola Co.	34,453,813	1,842,934
		4,142,041
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	3,947,349	1,109,758
Kroger Co.	7,165,887	201,576
Sysco Corp.	4,558,889	303,850
Walgreens Boots Alliance, Inc.	6,698,893	306,541
Walmart, Inc.	12,675,108	1,364,856
		3,286,581
Food Products - 1.1%
Archer Daniels Midland Co.	4,974,000	187,271
Campbell Soup Co.	1,509,364	68,103
Conagra Brands, Inc.	4,348,264	116,055
General Mills, Inc.	5,400,273	264,613
Hormel Foods Corp. (a)	2,484,502	103,355
Kellogg Co.	2,224,808	134,534
Lamb Weston Holdings, Inc.	1,305,076	113,398
McCormick & Co., Inc. (non-vtg.)	1,104,100	161,408
Mondelez International, Inc.	12,864,857	679,264
The Hershey Co.	1,325,135	190,806
The J.M. Smucker Co.	1,019,093	104,956
The Kraft Heinz Co.	5,489,556	135,976
Tyson Foods, Inc. Class A	2,637,475	178,900
		2,438,639
Household Products - 1.7%
Church & Dwight Co., Inc.	2,192,672	152,435
Clorox Co.	1,121,372	178,769
Colgate-Palmolive Co.	7,657,706	517,431
Kimberly-Clark Corp.	3,062,979	401,832
Procter & Gamble Co.	22,152,617	2,508,341
		3,758,808
Personal Products - 0.2%
Coty, Inc. Class A	2,626,824	24,246
Estee Lauder Companies, Inc. Class A	1,988,498	365,088
		389,334
Tobacco - 0.8%
Altria Group, Inc.	16,691,753	673,846
Philip Morris International, Inc.	13,901,775	1,138,138
		1,811,984

TOTAL CONSUMER STAPLES		15,827,387

ENERGY - 3.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	5,202,974	83,716
Halliburton Co.	7,843,196	133,021
Helmerich & Payne, Inc.	968,975	35,745
National Oilwell Varco, Inc.	3,104,430	58,084
Schlumberger Ltd.	12,369,545	335,091
TechnipFMC PLC	3,754,865	55,722
		701,379
Oil, Gas & Consumable Fuels - 3.2%
Apache Corp.	3,281,951	81,786
Cabot Oil & Gas Corp.	3,644,821	50,772
Chevron Corp.	16,894,980	1,576,977
Cimarex Energy Co.	667,698	22,067
Concho Resources, Inc.	1,796,198	122,177
ConocoPhillips Co.	9,804,121	474,716
Devon Energy Corp.	3,457,856	56,156
Diamondback Energy, Inc.	1,439,807	89,268
EOG Resources, Inc.	5,198,073	328,830
Exxon Mobil Corp.	37,526,012	1,930,338
Hess Corp.	2,314,171	130,010
HollyFrontier Corp.	1,326,662	44,682
Kinder Morgan, Inc.	17,404,258	333,640
Marathon Oil Corp.	7,044,476	58,328
Marathon Petroleum Corp.	5,801,705	275,117
Noble Energy, Inc.	3,527,313	55,837
Occidental Petroleum Corp.	7,981,806	261,324
ONEOK, Inc.	3,690,923	246,258
Phillips 66 Co.	3,970,348	297,220
Pioneer Natural Resources Co.	1,480,059	181,722
The Williams Companies, Inc.	10,829,682	206,305
Valero Energy Corp.	3,669,193	243,084
		7,066,614

TOTAL ENERGY		7,767,993

FINANCIALS - 12.2%
Banks - 4.9%
Bank of America Corp.	72,334,311	2,061,528
Citigroup, Inc.	19,301,522	1,224,875
Citizens Financial Group, Inc.	3,884,226	123,091
Comerica, Inc.	1,288,020	67,801
Fifth Third Bancorp	6,340,888	154,718
First Republic Bank	1,505,747	151,433
Huntington Bancshares, Inc.	9,227,694	113,224
JPMorgan Chase & Co.	28,024,557	3,253,931
KeyCorp	8,800,621	143,890
M&T Bank Corp.	1,179,065	165,517
Peoples United Financial, Inc.	3,968,247	55,516
PNC Financial Services Group, Inc.	3,915,059	494,863
Regions Financial Corp.	8,619,077	116,530
SVB Financial Group (b)	460,761	95,912
Truist Financial Corp.	11,982,436	552,870
U.S. Bancorp	12,699,273	589,754
Wells Fargo & Co.	34,388,361	1,404,765
Zions Bancorp NA	1,523,099	60,848
		10,831,066
Capital Markets - 2.7%
Ameriprise Financial, Inc.	1,132,031	159,956
Bank of New York Mellon Corp.	7,498,279	299,181
BlackRock, Inc. Class A	1,053,720	487,883
Cboe Global Markets, Inc.	990,546	112,922
Charles Schwab Corp.	10,215,188	416,269
CME Group, Inc.	3,201,963	636,614
E*TRADE Financial Corp.	2,018,564	92,410
Franklin Resources, Inc. (a)	2,492,148	54,229
Goldman Sachs Group, Inc.	2,847,397	571,672
Intercontinental Exchange, Inc.	4,975,466	443,911
Invesco Ltd.	3,325,549	47,888
MarketAxess Holdings, Inc.	338,852	109,900
Moody's Corp.	1,450,761	348,226
Morgan Stanley	10,991,277	494,937
MSCI, Inc.	756,859	223,606
Northern Trust Corp.	1,893,170	166,145
Raymond James Financial, Inc.	1,103,149	92,256
S&P Global, Inc.	2,183,719	580,673
State Street Corp.	3,248,979	221,288
T. Rowe Price Group, Inc.	2,087,909	246,394
The NASDAQ OMX Group, Inc.	1,025,209	105,135
		5,911,495
Consumer Finance - 0.6%
American Express Co.	5,995,240	659,057
Capital One Financial Corp.	4,161,227	367,270
Discover Financial Services	2,800,842	183,679
Synchrony Financial	5,039,271	146,643
		1,356,649
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	17,477,236	3,606,253
Insurance - 2.3%
AFLAC, Inc.	6,558,465	281,030
Allstate Corp.	2,894,553	304,652
American International Group, Inc.	7,773,039	327,711
Aon PLC	2,092,019	435,140
Arthur J. Gallagher & Co.	1,666,588	162,476
Assurant, Inc.	541,783	65,334
Chubb Ltd.	4,049,369	587,280
Cincinnati Financial Corp.	1,357,569	126,580
Everest Re Group Ltd.	364,388	90,324
Globe Life, Inc.	890,151	82,481
Hartford Financial Services Group, Inc.	3,220,371	160,858
Lincoln National Corp.	1,772,093	80,435
Loews Corp.	2,285,558	104,290
Marsh & McLennan Companies, Inc.	4,509,219	471,484
MetLife, Inc.	6,984,382	298,373
Principal Financial Group, Inc.	2,307,336	102,423
Progressive Corp.	5,223,681	382,165
Prudential Financial, Inc.	3,591,878	271,007
The Travelers Companies, Inc.	2,306,245	276,311
Unum Group	1,843,008	42,961
W.R. Berkley Corp.	1,296,501	87,047
Willis Group Holdings PLC	1,148,802	217,411
		4,957,773

TOTAL FINANCIALS		26,663,236

HEALTH CARE - 14.0%
Biotechnology - 2.1%
AbbVie, Inc.	13,213,296	1,132,512
Alexion Pharmaceuticals, Inc. (b)	1,977,240	185,920
Amgen, Inc.	5,309,046	1,060,376
Biogen, Inc. (b)	1,612,253	497,203
Gilead Sciences, Inc.	11,304,105	784,053
Incyte Corp. (b)	1,597,399	120,460
Regeneron Pharmaceuticals, Inc. (b)	713,736	317,306
Vertex Pharmaceuticals, Inc. (b)	2,297,641	514,741
		4,612,571
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	15,791,737	1,216,438
Abiomed, Inc. (b)	319,758	48,047
Align Technology, Inc. (b)	640,818	139,923
Baxter International, Inc.	4,561,828	380,776
Becton, Dickinson & Co.	2,416,566	574,708
Boston Scientific Corp. (b)	12,453,846	465,649
Danaher Corp.	5,711,891	825,825
Dentsply Sirona, Inc.	1,987,274	97,853
Edwards Lifesciences Corp. (b)	1,863,577	381,735
Hologic, Inc. (b)	2,395,882	112,894
IDEXX Laboratories, Inc. (b)	766,473	195,075
Intuitive Surgical, Inc. (b)	1,032,656	551,397
Medtronic PLC	11,976,305	1,205,655
ResMed, Inc.	1,284,731	204,221
STERIS PLC	757,538	120,161
Stryker Corp.	2,876,934	548,315
Teleflex, Inc.	413,656	138,583
The Cooper Companies, Inc.	442,945	143,767
Varian Medical Systems, Inc. (b)	812,176	99,873
Zimmer Biomet Holdings, Inc.	1,837,791	250,215
		7,701,110
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	1,343,140	113,254
Anthem, Inc.	2,265,599	582,463
Cardinal Health, Inc.	2,613,386	136,210
Centene Corp. (b)	5,216,354	276,571
Cigna Corp.	3,336,560	610,390
CVS Health Corp.	11,411,889	675,356
DaVita HealthCare Partners, Inc. (b)	801,279	62,195
HCA Holdings, Inc.	2,363,839	300,231
Henry Schein, Inc. (b)	1,311,126	79,900
Humana, Inc.	1,183,229	378,255
Laboratory Corp. of America Holdings (b)	867,590	152,427
McKesson Corp. (a)	1,609,984	225,172
Quest Diagnostics, Inc.	1,203,521	127,645
UnitedHealth Group, Inc.	8,465,172	2,158,280
Universal Health Services, Inc. Class B	717,706	88,809
		5,967,158
Health Care Technology - 0.1%
Cerner Corp.	2,806,464	194,404
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	2,765,103	213,106
Illumina, Inc. (b)	1,313,448	348,944
IQVIA Holdings, Inc. (b)	1,612,372	224,910
Mettler-Toledo International, Inc. (b)	217,603	152,692
PerkinElmer, Inc.	992,690	85,808
Thermo Fisher Scientific, Inc.	3,582,863	1,041,897
Waters Corp. (b)	575,719	112,202
		2,179,559
Pharmaceuticals - 4.6%
Allergan PLC	2,865,309	546,328
Bristol-Myers Squibb Co.	20,945,341	1,237,032
Eli Lilly & Co.	7,549,335	952,198
Johnson & Johnson	23,401,697	3,147,060
Merck & Co., Inc.	22,748,419	1,741,619
Mylan NV (b)	4,507,916	77,491
Perrigo Co. PLC	1,154,841	58,539
Pfizer, Inc.	49,447,493	1,652,535
Zoetis, Inc. Class A	4,255,741	566,992
		9,979,794

TOTAL HEALTH CARE		30,634,596

INDUSTRIALS - 8.8%
Aerospace & Defense - 2.4%
Arconic, Inc.	3,461,120	101,584
General Dynamics Corp.	2,093,813	334,361
Harris Corp.	1,975,220	390,560
Huntington Ingalls Industries, Inc.	365,443	75,109
Lockheed Martin Corp.	2,156,513	797,629
Northrop Grumman Corp.	1,400,437	460,520
Raytheon Co.	2,488,216	469,178
Textron, Inc.	2,039,535	82,805
The Boeing Co.	4,777,122	1,314,234
TransDigm Group, Inc.	444,961	248,204
United Technologies Corp.	7,249,090	946,659
		5,220,843
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,208,462	83,263
Expeditors International of Washington, Inc.	1,521,643	107,154
FedEx Corp.	2,144,738	302,773
United Parcel Service, Inc. Class B	6,261,260	566,581
		1,059,771
Airlines - 0.3%
Alaska Air Group, Inc.	1,100,552	55,534
American Airlines Group, Inc.	3,412,891	65,016
Delta Air Lines, Inc.	5,143,008	237,247
Southwest Airlines Co.	4,232,058	195,479
United Airlines Holdings, Inc. (b)	1,944,420	119,757
		673,033
Building Products - 0.3%
A.O. Smith Corp.	1,224,624	48,434
Allegion PLC	830,216	95,467
Fortune Brands Home & Security, Inc.	1,243,318	76,775
Johnson Controls International PLC	6,892,654	252,064
Masco Corp.	2,538,440	104,888
		577,628
Commercial Services & Supplies - 0.4%
Cintas Corp.	749,067	199,806
Copart, Inc. (b)	1,827,744	154,408
Republic Services, Inc.	1,882,036	169,873
Rollins, Inc.	1,258,049	47,101
Waste Management, Inc.	3,487,354	386,434
		957,622
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	1,210,679	111,794
Quanta Services, Inc.	1,271,397	48,478
		160,272
Electrical Equipment - 0.5%
AMETEK, Inc.	2,042,484	175,654
Eaton Corp. PLC	3,693,737	335,096
Emerson Electric Co.	5,442,803	348,938
Rockwell Automation, Inc.	1,032,415	189,448
		1,049,136
Industrial Conglomerates - 1.3%
3M Co.	5,138,092	766,809
General Electric Co.	76,806,567	835,655
Honeywell International, Inc.	6,384,367	1,035,353
Roper Technologies, Inc.	929,760	326,997
		2,964,814
Machinery - 1.5%
Caterpillar, Inc.	4,938,012	613,499
Cummins, Inc.	1,368,880	207,098
Deere & Co.	2,813,397	440,240
Dover Corp.	1,297,955	133,352
Flowserve Corp.	1,169,234	46,992
Fortive Corp.	2,640,365	182,608
IDEX Corp.	679,598	100,581
Illinois Tool Works, Inc.	2,613,310	438,461
PACCAR, Inc.	3,090,390	206,747
Parker Hannifin Corp.	1,147,837	212,086
Pentair PLC	1,501,914	59,160
Snap-On, Inc.	490,050	70,935
Stanley Black & Decker, Inc.	1,358,230	195,178
Trane Technologies PLC	2,140,804	276,249
Westinghouse Air Brake Co.	1,627,048	111,778
Xylem, Inc.	1,609,010	124,441
		3,419,405
Professional Services - 0.3%
Equifax, Inc.	1,081,879	153,670
IHS Markit Ltd.	3,582,836	255,241
Nielsen Holdings PLC	2,876,894	52,388
Robert Half International, Inc.	1,050,409	52,951
Verisk Analytics, Inc.	1,464,182	227,109
		741,359
Road & Rail - 1.0%
CSX Corp.	6,948,203	489,501
J.B. Hunt Transport Services, Inc.	761,822	73,470
Kansas City Southern	885,639	133,448
Norfolk Southern Corp.	2,329,780	424,835
Old Dominion Freight Lines, Inc.	570,583	110,579
Union Pacific Corp.	6,202,690	991,252
		2,223,085
Trading Companies & Distributors - 0.2%
Fastenal Co.	5,124,473	175,359
United Rentals, Inc. (b)	671,520	88,963
W.W. Grainger, Inc.	389,848	108,198
		372,520

TOTAL INDUSTRIALS		19,419,488

INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	484,665	93,599
Cisco Systems, Inc.	37,904,705	1,513,535
F5 Networks, Inc. (b)	543,196	65,156
Juniper Networks, Inc.	2,990,616	63,461
Motorola Solutions, Inc.	1,530,891	253,638
		1,989,389
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	2,649,162	242,875
CDW Corp.	1,283,793	146,635
Corning, Inc.	6,872,012	163,966
FLIR Systems, Inc.	1,198,660	50,907
IPG Photonics Corp. (b)	317,702	40,551
Keysight Technologies, Inc. (b)	1,676,013	158,819
TE Connectivity Ltd.	2,988,541	247,660
Zebra Technologies Corp. Class A (b)	481,785	101,642
		1,153,055
IT Services - 5.6%
Accenture PLC Class A	5,674,301	1,024,722
Akamai Technologies, Inc. (b)	1,443,909	124,913
Alliance Data Systems Corp.	272,665	23,416
Automatic Data Processing, Inc.	3,866,165	598,250
Broadridge Financial Solutions, Inc.	1,024,365	106,903
Cognizant Technology Solutions Corp. Class A	4,892,513	298,101
DXC Technology Co.	1,850,062	44,605
Fidelity National Information Services, Inc.	5,491,463	767,267
Fiserv, Inc. (b)	5,102,896	558,053
FleetCor Technologies, Inc. (b)	775,390	206,091
Gartner, Inc. (b)	799,265	103,417
Global Payments, Inc.	2,685,403	494,034
IBM Corp.	7,913,184	1,029,901
Jack Henry & Associates, Inc.	687,434	104,311
Leidos Holdings, Inc.	1,188,985	122,049
MasterCard, Inc. Class A	7,880,844	2,287,415
Paychex, Inc.	2,846,431	220,541
PayPal Holdings, Inc. (b)	10,491,429	1,132,969
The Western Union Co.	3,746,064	83,874
VeriSign, Inc. (b)	923,166	175,171
Visa, Inc. Class A	15,210,934	2,764,739
		12,270,742
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (b)	10,450,954	475,309
Analog Devices, Inc.	3,290,786	358,860
Applied Materials, Inc.	8,253,761	479,709
Broadcom, Inc.	3,544,263	966,237
Intel Corp.	38,867,339	2,157,915
KLA-Tencor Corp.	1,409,893	216,715
Lam Research Corp.	1,296,284	380,369
Maxim Integrated Products, Inc.	2,417,898	134,483
Microchip Technology, Inc. (a)	2,135,273	193,691
Micron Technology, Inc. (b)	9,891,523	519,898
NVIDIA Corp.	5,468,233	1,476,806
Qorvo, Inc. (b)	1,038,017	104,404
Qualcomm, Inc.	10,034,239	785,681
Skyworks Solutions, Inc.	1,522,304	152,504
Texas Instruments, Inc.	8,352,233	953,324
Xilinx, Inc.	2,246,863	187,591
		9,543,496
Software - 7.9%
Adobe, Inc. (b)	4,282,004	1,477,805
ANSYS, Inc. (b)	764,668	185,195
Autodesk, Inc. (b)	1,965,999	375,270
Cadence Design Systems, Inc. (b)	2,507,104	165,820
Citrix Systems, Inc.	1,026,932	106,174
Fortinet, Inc. (b)	1,268,400	129,453
Intuit, Inc.	2,325,848	618,327
Microsoft Corp.	68,163,539	11,043,175
Nortonlifelock, Inc.	5,123,228	97,495
Oracle Corp.	19,357,375	957,416
Paycom Software, Inc. (b)	438,309	123,888
Salesforce.com, Inc. (b)	7,925,363	1,350,482
ServiceNow, Inc. (b)	1,685,145	549,509
Synopsys, Inc. (b)	1,343,211	185,269
		17,365,278
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	37,318,624	10,201,419
Hewlett Packard Enterprise Co.	11,561,915	147,877
HP, Inc.	13,240,932	275,279
NetApp, Inc.	2,039,204	95,272
Seagate Technology LLC	2,065,650	99,048
Western Digital Corp.	2,657,320	147,641
Xerox Holdings Corp.	1,661,215	53,491
		11,020,027

TOTAL INFORMATION TECHNOLOGY		53,341,987

MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	1,969,582	432,540
Albemarle Corp. U.S. (a)	947,407	77,545
Celanese Corp. Class A	1,080,012	101,240
CF Industries Holdings, Inc.	1,942,760	71,610
Corteva, Inc.	6,686,978	181,886
Dow, Inc.	6,625,282	267,728
DuPont de Nemours, Inc.	6,619,126	283,961
Eastman Chemical Co.	1,214,976	74,733
Ecolab, Inc.	2,240,656	404,326
FMC Corp.	1,158,113	107,820
International Flavors & Fragrances, Inc. (a)	954,046	114,276
Linde PLC	4,799,678	916,786
LyondellBasell Industries NV Class A	2,293,855	163,919
PPG Industries, Inc.	2,112,801	220,682
Sherwin-Williams Co.	734,057	379,324
The Mosaic Co.	2,507,727	42,707
		3,841,083
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	558,448	127,064
Vulcan Materials Co.	1,182,595	142,219
		269,283
Containers & Packaging - 0.3%
Amcor PLC (a)	14,476,002	134,916
Avery Dennison Corp.	746,102	85,421
Ball Corp.	2,922,913	205,948
International Paper Co.	3,503,564	129,492
Packaging Corp. of America	845,772	76,644
Sealed Air Corp.	1,380,602	41,846
WestRock Co.	2,304,299	76,618
		750,885
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	12,026,148	119,780
Newmont Corp.	7,325,279	326,927
Nucor Corp.	2,709,233	112,027
		558,734

TOTAL MATERIALS		5,419,985

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	1,095,433	166,374
American Tower Corp.	3,957,678	897,601
Apartment Investment & Management Co. Class A	1,330,289	63,641
AvalonBay Communities, Inc.	1,247,881	250,312
Boston Properties, Inc.	1,284,842	165,668
Crown Castle International Corp.	3,714,896	532,307
Digital Realty Trust, Inc.	1,864,918	223,995
Duke Realty Corp.	3,284,259	106,640
Equinix, Inc.	761,970	436,456
Equity Residential (SBI)	3,118,970	234,235
Essex Property Trust, Inc.	590,444	167,308
Extra Space Storage, Inc.	1,157,184	116,135
Federal Realty Investment Trust (SBI)	627,564	73,011
HCP, Inc. (a)	4,092,444	129,485
Host Hotels & Resorts, Inc.	6,408,004	92,788
Iron Mountain, Inc.	2,565,630	78,021
Kimco Realty Corp.	3,551,964	61,627
Mid-America Apartment Communities, Inc.	1,019,182	131,739
Prologis, Inc.	6,596,227	555,930
Public Storage	1,342,262	280,694
Realty Income Corp.	2,912,091	210,806
Regency Centers Corp.	1,497,190	85,999
SBA Communications Corp. Class A	1,006,092	266,705
Simon Property Group, Inc.	2,741,810	337,462
SL Green Realty Corp.	728,338	57,131
UDR, Inc.	2,618,436	117,777
Ventas, Inc.	3,330,404	179,076
Vornado Realty Trust	1,415,358	75,835
Welltower, Inc.	3,625,456	271,257
Weyerhaeuser Co.	6,221,587	161,637
		6,527,652
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	2,991,017	167,916

TOTAL REAL ESTATE		6,695,568

UTILITIES - 3.4%
Electric Utilities - 2.1%
Alliant Energy Corp.	2,147,553	111,930
American Electric Power Co., Inc.	4,413,468	393,946
Duke Energy Corp.	6,513,925	597,327
Edison International	3,204,107	215,284
Entergy Corp.	1,636,851	191,364
Evergy, Inc.	2,036,319	133,073
Eversource Energy	2,892,810	250,112
Exelon Corp.	8,685,819	374,446
FirstEnergy Corp.	4,827,696	214,977
NextEra Energy, Inc.	4,329,960	1,094,441
Pinnacle West Capital Corp.	1,004,397	89,883
PPL Corp.	6,855,477	205,733
Southern Co.	9,002,938	543,417
Xcel Energy, Inc.	4,685,409	291,995
		4,707,928
Gas Utilities - 0.0%
Atmos Energy Corp.	1,066,339	110,100
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	2,247,998	74,656
The AES Corp.	5,931,901	99,241
		173,897
Multi-Utilities - 1.1%
Ameren Corp.	2,198,284	173,664
CenterPoint Energy, Inc.	4,487,543	103,303
CMS Energy Corp.	2,536,136	153,233
Consolidated Edison, Inc.	2,970,268	234,117
Dominion Energy, Inc.	7,354,354	574,963
DTE Energy Co.	1,716,462	191,677
NiSource, Inc.	3,337,627	90,183
Public Service Enterprise Group, Inc.	4,518,670	231,853
Sempra Energy	2,518,747	352,070
WEC Energy Group, Inc.	2,818,429	260,226
		2,365,289
Water Utilities - 0.1%
American Water Works Co., Inc.	1,531,682	189,408

TOTAL UTILITIES		7,546,622

TOTAL COMMON STOCKS
(Cost $138,657,159)		218,353,666
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (c)
(Cost $12,988)	13,000	12,991
	Shares	Value (000s)

Money Market Funds - 0.5%
Fidelity Cash Central Fund 1.60% (d)	108,537,504	$108,559
Fidelity Securities Lending Cash Central Fund 1.60% (d)(e)	834,892,724	834,976
TOTAL MONEY MARKET FUNDS
(Cost $943,518)		943,535
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $139,613,665)		219,310,192
NET OTHER ASSETS (LIABILITIES) - 0.0%		94,169
NET ASSETS - 100%		$219,404,361

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6,771	March 2020	$999,095	$(55,877)	$(55,877)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,991,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$11,346
Fidelity Securities Lending Cash Central Fund	7,726
Total	$19,072

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$23,400,019	$23,400,019	$--	$--
Consumer Discretionary	21,636,785	21,636,785	--	--
Consumer Staples	15,827,387	15,827,387	--	--
Energy	7,767,993	7,767,993	--	--
Financials	26,663,236	26,663,236	--	--
Health Care	30,634,596	30,634,596	--	--
Industrials	19,419,488	19,419,488	--	--
Information Technology	53,341,987	53,341,987	--	--
Materials	5,419,985	5,419,985	--	--
Real Estate	6,695,568	6,695,568	--	--
Utilities	7,546,622	7,546,622	--	--
U.S. Government and Government Agency Obligations	12,991	--	12,991	--
Money Market Funds	943,535	943,535	--	--
Total Investments in Securities:	$219,310,192	$219,297,201	$12,991	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(55,877)	$(55,877)	$--	$--
Total Liabilities	$(55,877)	$(55,877)	$--	$--
Total Derivative Instruments:	$(55,877)	$(55,877)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(55,877)
Total Equity Risk	0	(55,877)
Total Value of Derivatives	$0	$(55,877)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2020
Assets
Investment in securities, at value (including securities loaned of $808,965) — See accompanying schedule: Unaffiliated issuers (cost $138,670,147)	$218,366,657
Fidelity Central Funds (cost $943,518)	943,535
Total Investment in Securities (cost $139,613,665)		$219,310,192
Segregated cash with brokers for derivative instruments		18,808
Cash		38
Receivable for investments sold		421,103
Receivable for fund shares sold		965,900
Dividends receivable		433,989
Distributions receivable from Fidelity Central Funds		824
Other receivables		3,784
Total assets		221,154,638
Liabilities
Payable for investments purchased	$11,897
Payable for fund shares redeemed	893,925
Accrued management fee	3,045
Payable for daily variation margin on futures contracts	2,832
Other payables and accrued expenses	3,778
Collateral on securities loaned	834,800
Total liabilities		1,750,277
Net Assets		$219,404,361
Net Assets consist of:
Paid in capital		$140,283,541
Total accumulated earnings (loss)		79,120,820
Net Assets		$219,404,361
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($219,404,361 ÷ 2,135,147 shares)		$102.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 29, 2020
Investment Income
Dividends		$4,091,187
Interest		751
Income from Fidelity Central Funds (including $7,726 from security lending)		19,072
Total income		4,111,010
Expenses
Management fee	$31,332
Independent trustees' fees and expenses	1,087
Legal	1
Interest	56
Commitment fees	499
Total expenses before reductions	32,975
Expense reductions	(64)
Total expenses after reductions		32,911
Net investment income (loss)		4,078,099
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	636,411
Fidelity Central Funds	161
Futures contracts	144,129
Total net realized gain (loss)		780,701
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,597,675
Fidelity Central Funds	(162)
Futures contracts	(108,646)
Total change in net unrealized appreciation (depreciation)		9,488,867
Net gain (loss)		10,269,568
Net increase (decrease) in net assets resulting from operations		$14,347,667

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2020	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,078,099	$3,126,822
Net realized gain (loss)	780,701	1,314,826
Change in net unrealized appreciation (depreciation)	9,488,867	3,394,757
Net increase (decrease) in net assets resulting from operations	14,347,667	7,836,405
Distributions to shareholders	(4,559,102)	(3,914,806)
Share transactions - net increase (decrease)	30,022,438	28,151,548
Total increase (decrease) in net assets	39,811,003	32,073,147
Net Assets
Beginning of period	179,593,358	147,520,211
End of period	$219,404,361	$179,593,358

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity 500 Index Fund

Years ended February 28,	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$97.10	$95.15	$83.00	$68.15	$74.73
Income from Investment Operations
Net investment income (loss)B	2.05	1.86	1.74	1.61	1.50
Net realized and unrealized gain (loss)	5.92	2.46	12.25	15.21	(6.05)
Total from investment operations	7.97	4.32	13.99	16.82	(4.55)
Distributions from net investment income	(2.19)	(1.81)	(1.69)	(1.58)	(1.57)
Distributions from net realized gain	(.12)	(.57)	(.15)	(.40)	(.46)
Total distributions	(2.31)	(2.37)C	(1.84)	(1.97)D	(2.03)
Net asset value, end of period	$102.76	$97.10	$95.15	$83.00	$68.15
Total ReturnE	8.18%	4.67%	17.08%	24.97%	(6.19)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%	.02%	.02%	.02%	.03%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.96%	1.99%	1.96%	2.11%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$219,404	$179,593	$32,225	$14,824	$6,722
Portfolio turnover rateH	4%I	4%I	4%I	5%	5%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.37 per share is comprised of distributions from net investment income of $1.807 and distributions from net realized gain of $.565 per share.

 D Total distributions of $1.97 per share is comprised of distributions from net investment income of $1.576 and distributions from net realized gain of $.398 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 2, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity 500 Index Fund (formerly Institutional Premium Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period March 1, 2018 through November 2, 2018.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $3,778 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 29, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, certain deemed distributions, redemptions in-kind, short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$89,193,298
Gross unrealized depreciation	(10,776,593)
Net unrealized appreciation (depreciation)	$78,416,705
Tax Cost	$140,893,487

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$824,213
Capital loss carryforward	$(116,319)
Net unrealized appreciation (depreciation) on securities and other investments	$78,416,705

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(116,319)

The tax character of distributions paid was as follows:

	February 29, 2020	February 28, 2019
Ordinary Income	$4,336,119	$ 3,332,208
Long-term Capital Gains	222,983	582,598
Total	$4,559,102	$ 3,914,806

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity 500 Index Fund	38,368,978	8,352,103

Unaffiliated Redemptions In-Kind. During the period, 8,304 shares of the Fund were redeemed in-kind for investments and cash with a value of $850,431. The net realized gain of $637,507 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $197,324 in exchange for 1,900 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 4,681 shares of the Fund were redeemed in-kind for investments and cash with a value of $476,075. The Fund had a net realized gain of $358,360 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $285,906 in exchange for 2,971 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity 500 Index Fund	Borrower	$98,779	2.56%	$56

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 2,548 shares of the Fund were redeemed in-kind for investments and cash with a value of $236,624. The Fund had a net realized gain of $176,347 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity 500 Index Fund	$499

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $218. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes an amount less than five-hundred dollars from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $64.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2020	Year ended February 28, 2019
Distributions to shareholders
Investor Class	$–	$53,009
Premium Class	–	1,076,162
Institutional Class	–	478,603
Fidelity 500 Index Fund	4,559,102	2,307,032
Total	$4,559,102	$3,914,806

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 29, 2020	Year ended February 28, 2019	Year ended February 29, 2020	Year ended February 28, 2019
Investor Class
Shares sold	–	10,373	$–	$1,004,051
Reinvestment of distributions	–	511	–	48,869
Shares redeemed	–	(51,747)	–	(4,949,484)
Net increase (decrease)	–	(40,863)	$–	$(3,896,564)
Premium Class
Shares sold	–	91,082	$–	$8,804,912
Reinvestment of distributions	–	10,441	–	997,936
Shares redeemed	–	(910,197)	–	(87,667,470)
Net increase (decrease)	–	(808,674)	$–	$(77,864,622)
Institutional Class
Shares sold	–	67,809(a)	$–	$6,571,382(a)
Reinvestment of distributions	–	4,876	–	466,026
Shares redeemed	–	(434,837)(b)	–	(42,201,722)(b)
Net increase (decrease)	–	(362,152)	$–	$(35,164,314)
Fidelity 500 Index Fund
Shares sold	645,007(c)	1,654,635(a)	$67,830,497(c)	$158,508,205(a)
Reinvestment of distributions	41,509	24,262	4,344,871	2,222,530
Shares redeemed	(400,973)(d)	(167,957)(e)	(42,152,930)(d)	(15,653,687)(e)
Net increase (decrease)	285,543	1,510,940	$30,022,438	$145,077,048

 (a) Amount includes in-kind exchanges (see the Prior Fiscal Year Unaffiliated Exchanges In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind exchanges (see the Unaffiliated Exchanges In-Kind note for additional details)

 (d) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (e) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity 500 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity 500 Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the “Fund”) as of February 29, 2020, the related statement of operations for the year ended February 29, 2020, the statement of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2020 and the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 9, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 302 funds. Mr. Chiel oversees 173 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Previously, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity), Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail), Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005) and Chairman (2014-2017) and a member of the Board (2010-2017) of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes). Mr. Lacy currently serves as a member of the Board of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present), Trustee of the California Chapter of The Nature Conservancy (2015-present) and a member of the Board of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Previously, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments and a member of Scudder, Stevens & Clark and Scudder Kemper Investments. Ms. Small previously served as a member of the Board (2009-2019) and Chair of the Investment Committee (2010-2019) of the Teagle Foundation and a member of the Investment Committee of the Berkshire Taconic Community Foundation (2008-2019).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as a member of the Advisory Board of other Fidelity® funds. Previously, Ms. Fuller served as Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Kampling also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Tomasky also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or a member of the Advisory Board of other Fidelity® funds. Previously, Mr. Wiley served as Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley currently serves as a member of the Board of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018) and a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Fidelity 500 Index Fund	.02%
Actual		$1,000.00	$1,019.10	$.10
Hypothetical-C		$1,000.00	$1,024.76	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 0.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 98%, 94%, 94%, and 94% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100%, 98%, 98%, and 98% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1%, 3%, 3%, and 3% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives (peer group), if any. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity 500 Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation agreements then in effect for the fund, from the fund's management fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for periods after 2016.

Fidelity 500 Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.025% to 0.015%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

U5I-U5A-ANN-0420
1.925889.108

Fidelity® Total Market Index Fund

Fidelity® Extended Market Index Fund

Fidelity® International Index Fund

Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Total Market Index Fund	6.77%	8.68%	12.46%

 The initial offering of Fidelity Total Market Index Fund (formerly named Institutional Premium Class) took place on September 8, 2011. Returns prior to September 8, 2011 are those of the former Premium Class and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Market Index Fund on February 28, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Period Ending Values
$32,344	Fidelity® Total Market Index Fund
$32,345	Dow Jones U.S. Total Stock Market Index℠

Fidelity® Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks stalled to begin the new year and declined in late February, as the outbreak and spread of the new coronavirus threatened to hamper global economic growth and corporate earnings. For the 12 months ending February 29, 2020, the U.S. equity bellwether S&P 500® index gained 8.19%. The period began with equities rising amid upbeat company earnings and signs the U.S. Federal Reserve may pause on rates. The uptrend extended until May, when the index dipped as trade talks between the U.S. and China broke down. The bull market roared back to record a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, as the Treasury yield curve inverted, which some investors viewed as a sign the U.S. economy could be heading for recession. But the market proved resilient, hitting a new high on October 30, when the Fed lowered rates for the third time in 2019, and moving higher through December 31. Following a roughly flat January, stocks sank in late February, after a surge in coronavirus cases outside China created considerable uncertainty and pushed investors to safer asset classes. By sector, information technology (+27%) led the way by a wide margin, followed by utilities and communication services (+13% each). In contrast, energy (-25%) was by far the weakest category, struggling due to sluggish oil prices. Other notable laggards included materials and industrials (-2% each).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 6.77%, in line with the benchmark Dow Jones U.S. Total Stock Market Index. At the individual-stock level, the largest positive impact on performance came from the two largest companies in the index, Apple and Microsoft. Apple (+60%), a maker of consumer electronics and personal computers, reported especially strong growth in services and wearable electronics, while software company Microsoft (+47%) benefited from strong earnings growth and a decision to buy back stock and increase its quarterly dividend. Better-than-expected financial results lifted shares of social media company Facebook (+19%). Electronic-payment processors Visa (+23%) and Mastercard (+30%) both enjoyed strong financial results driven by growth in non-cash financial transactions, boosting these companies' share prices. Other notable contributors included Alphabet (returning roughly 20%), the parent company of online search giant Google – whose shares rose on the company's strong financial results and announcement of a $25 billion share buyback plan – and online retailer Amazon.com (+15%). In contrast, ample oil supply weighed on energy stocks, especially Exxon Mobil (-31%), Chevron (-19%), Occidental Petroleum (-47%) and Schlumberger (-35%). Shares of Boeing (-36%) were hampered by continued fallout from the aircraft manufacturer's beleaguered 737 MAX jet, which remains grounded following deadly crashes in March 2019 and October 2018. Shares of pharmaceutical company Pfizer (-20%) declined on revenue estimates shy of expectations and investors' apparent dissatisfaction with the company's plans to merge one of its business units with Mylan.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2020

% of fund's net assets
Microsoft Corp.	4.2
Apple, Inc.	3.9
Amazon.com, Inc.	2.7
Facebook, Inc. Class A	1.6
Berkshire Hathaway, Inc. Class B	1.4
Alphabet, Inc. Class A	1.4
Alphabet, Inc. Class C	1.4
JPMorgan Chase & Co.	1.3
Johnson & Johnson	1.2
Visa, Inc. Class A	1.1
20.2

Top Market Sectors as of February 29, 2020

% of fund's net assets
Information Technology	23.4
Health Care	14.0
Financials	13.0
Consumer Discretionary	10.2
Communication Services	9.7
Industrials	9.6
Consumer Staples	6.5
Real Estate	4.1
Utilities	3.3
Energy	3.3

Fidelity® Total Market Index Fund

Schedule of Investments February 29, 2020

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc. (a)	95,774	$201,125
AT&T, Inc.	11,481,639	404,383,326
ATN International, Inc.	16,985	915,492
Bandwidth, Inc. (a)	27,155	1,707,778
CenturyLink, Inc.	1,543,079	18,624,964
Cincinnati Bell, Inc. (a)	83,774	1,093,251
Cogent Communications Group, Inc.	65,899	4,811,286
Consolidated Communications Holdings, Inc. (b)	109,987	684,119
Frontier Communications Corp. (a)(b)	174,758	94,544
GCI Liberty, Inc. (a)	148,708	10,277,210
Globalstar, Inc. (a)(b)	1,067,098	435,803
GlowPoint, Inc. (a)	1,324	2,118
IDT Corp. Class B (a)	31,569	243,081
Iridium Communications, Inc. (a)	149,882	4,057,306
Ooma, Inc. (a)	26,417	338,930
ORBCOMM, Inc. (a)	115,630	382,735
Pareteum Corp. (a)(b)	311,958	174,696
PDVWireless, Inc. (a)	16,847	789,282
Verizon Communications, Inc.	6,499,866	352,032,743
Vonage Holdings Corp. (a)	363,821	3,259,836
Zayo Group Holdings, Inc. (a)	369,129	12,915,824
		817,425,449
Entertainment - 1.7%
Activision Blizzard, Inc.	1,204,781	70,033,920
AMC Entertainment Holdings, Inc. Class A (b)	80,472	503,755
Ballantyne of Omaha, Inc. (a)	12,668	38,004
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	3,642	32,159
Cinedigm Corp. (a)	3,959	2,015
Cinemark Holdings, Inc.	171,430	4,450,323
Electronic Arts, Inc. (a)	458,564	46,484,633
Gaia, Inc. Class A (a)(b)	15,337	129,291
Global Eagle Entertainment, Inc. (a)	73,746	22,124
Glu Mobile, Inc. (a)	191,484	1,363,366
Lions Gate Entertainment Corp.:
Class A (a)(b)	132,862	1,056,253
Class B (a)	118,561	877,351
Live Nation Entertainment, Inc. (a)	222,862	13,543,324
LiveXLive Media, Inc. (a)(b)	48,854	61,556
Marcus Corp.	40,620	1,085,366
Netflix, Inc. (a)	689,019	254,268,682
Reading International, Inc. Class A (a)	16,881	140,619
Roku, Inc. Class A (a)(b)	143,522	16,314,146
Rosetta Stone, Inc. (a)	41,439	715,652
Sciplay Corp. (A Shares)	39,902	360,714
Take-Two Interactive Software, Inc. (a)	176,407	18,960,224
The Madison Square Garden Co. (a)	27,695	7,417,275
The Walt Disney Co.	2,832,774	333,275,861
World Wrestling Entertainment, Inc. Class A	73,175	3,422,395
Zynga, Inc. (a)	1,487,546	9,981,434
		784,540,442
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	470,705	630,391,671
Class C (a)	469,869	629,309,648
ANGI Homeservices, Inc. Class A (a)(b)	118,167	842,531
Autoweb, Inc. (a)	6,653	13,040
CarGurus, Inc. Class A (a)	110,133	2,807,290
Cars.com, Inc. (a)(b)	110,140	1,000,071
DHI Group, Inc. (a)	99,689	227,291
Eventbrite, Inc. (a)	57,116	834,465
EverQuote, Inc. Class A (a)(b)	19,074	774,786
Facebook, Inc. Class A (a)	3,781,968	727,915,381
IAC/InterActiveCorp (a)	113,396	23,125,980
Liberty TripAdvisor Holdings, Inc. (a)	106,963	465,824
Match Group, Inc. (a)(b)	83,288	5,413,720
MeetMe, Inc. (a)	120,608	615,101
Pinterest, Inc. Class A	159,977	3,119,552
QuinStreet, Inc. (a)	76,178	981,173
Snap, Inc. Class A (a)	1,237,080	17,529,424
Travelzoo, Inc. (a)	7,598	62,152
TripAdvisor, Inc.	164,000	3,845,800
TrueCar, Inc. (a)	152,594	401,322
Twitter, Inc. (a)	1,219,541	40,488,761
Yelp, Inc. (a)	100,059	3,128,845
Zedge, Inc. (a)	10,522	15,278
Zillow Group, Inc.:
Class A (a)	71,415	3,975,673
Class C (a)(b)	178,028	9,935,743
		2,107,220,522
Media - 1.5%
A.H. Belo Corp. Class A	15,639	39,098
Altice U.S.A., Inc. Class A (a)	484,388	12,526,274
AMC Networks, Inc. Class A (a)	69,897	2,166,807
Boston Omaha Corp. (a)(b)	12,351	240,350
Cable One, Inc.	7,931	12,475,622
Cardlytics, Inc. (a)	31,649	2,512,614
Cbdmd, Inc. (a)(b)	27,468	28,017
Central European Media Enterprises Ltd. Class A (a)	134,373	595,272
Charter Communications, Inc. Class A (a)	246,417	121,525,472
Clear Channel Outdoor Holdings, Inc. (a)	593,161	1,227,843
Comcast Corp. Class A	7,134,903	288,464,128
comScore, Inc. (a)	77,792	272,272
Cumulus Media, Inc. (a)	23,165	279,138
Daily Journal Corp. (a)(b)	2,118	529,500
Discovery Communications, Inc.:
Class A (a)(b)	257,297	6,612,533
Class C (non-vtg.) (a)	512,583	12,865,833
DISH Network Corp. Class A (a)	403,664	13,530,817
E.W. Scripps Co. Class A	87,573	1,042,119
Emerald Expositions Events, Inc.	41,496	284,663
Emmis Communications Corp. Class A (a)	1,406	5,076
Entercom Communications Corp. Class A	190,652	661,562
Entravision Communication Corp. Class A	94,991	190,932
Fluent, Inc. (a)	73,907	172,203
Fox Corp.:
Class A	570,819	17,546,976
Class B	243,008	7,399,594
Gray Television, Inc. (a)	134,748	2,549,432
Harte-Hanks, Inc. (a)	3,208	9,560
Hemisphere Media Group, Inc. (a)	19,748	249,417
iHeartMedia, Inc. (a)(b)	94,443	1,427,034
Insignia Systems, Inc. (a)	3,553	2,736
Interpublic Group of Companies, Inc.	601,453	12,847,036
John Wiley & Sons, Inc. Class A	69,800	2,595,862
Lee Enterprises, Inc. (a)	84,524	126,786
Liberty Broadband Corp.:
Class A (a)	21,417	2,648,855
Class C (a)	256,052	32,234,386
Liberty Global PLC:
Class A (a)	260,485	5,084,667
Class C (a)	650,286	12,088,817
Liberty Latin America Ltd.:
Class A (a)	54,620	827,493
Class C (a)	195,666	2,972,167
Liberty Media Corp.:
Liberty Braves Class A (a)	10,065	261,891
Liberty Braves Class C (a)	62,524	1,624,374
Liberty Formula One Group Series C (a)	326,081	12,736,724
Liberty Media Class A (a)	32,828	1,230,722
Liberty SiriusXM Series A (a)	96,454	4,308,600
Liberty SiriusXM Series C (a)	264,227	11,789,809
Loral Space & Communications Ltd. (a)	19,922	618,777
Marchex, Inc. Class B (a)	35,256	91,313
MDC Partners, Inc. Class A (a)	94,948	238,319
Mediaco Holding, Inc. (a)	178	1,202
Meredith Corp.	61,632	1,624,003
MSG Network, Inc. Class A (a)(b)	75,678	956,570
National CineMedia, Inc.	107,573	827,236
New Media Investment Group, Inc.	194,937	818,735
News Corp.:
Class A	701,794	8,474,163
Class B	106,485	1,324,673
Nexstar Broadcasting Group, Inc. Class A	71,203	8,186,921
Omnicom Group, Inc.	343,606	23,805,024
Saga Communications, Inc. Class A	7,361	211,850
Salem Communications Corp. Class A	7,646	9,405
Scholastic Corp.	49,875	1,600,489
Sinclair Broadcast Group, Inc. Class A	105,821	2,456,105
Sirius XM Holdings, Inc. (b)	2,145,656	13,603,459
Srax, Inc. (a)(b)	18,248	52,554
Srax, Inc. rights(a)(c)	7,116	1,281
TechTarget, Inc. (a)	37,024	856,365
Tegna, Inc.	343,541	4,919,507
The New York Times Co. Class A	225,719	8,455,434
Townsquare Media, Inc.	906	8,072
Tribune Publishing Co.	36,517	418,850
Urban One, Inc.:
Class A (a)	5,499	10,723
Class D (non-vtg.) (a)	22,803	42,870
ViacomCBS, Inc.:
Class A	12,243	367,290
Class B	855,184	21,046,078
WideOpenWest, Inc. (a)	48,779	306,820
		712,145,171
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	71,614	907,349
Gogo, Inc. (a)(b)	77,279	278,977
NII Holdings, Inc. (a)(c)	149,032	323,399
Shenandoah Telecommunications Co.	71,752	3,187,941
Spok Holdings, Inc.	30,428	303,063
Sprint Corp. (a)	954,799	8,774,603
T-Mobile U.S., Inc. (a)	495,271	44,653,633
Telephone & Data Systems, Inc.	157,684	3,175,756
U.S. Cellular Corp. (a)	26,021	817,320
		62,422,041

TOTAL COMMUNICATION SERVICES		4,483,753,625

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.2%
Adient PLC (a)	138,917	3,324,284
American Axle & Manufacturing Holdings, Inc. (a)	182,266	1,153,744
Aptiv PLC	401,647	31,372,647
Autoliv, Inc.	121,882	8,133,186
BorgWarner, Inc.	322,689	10,196,972
Cooper Tire & Rubber Co.	81,352	2,073,662
Cooper-Standard Holding, Inc. (a)	28,729	496,437
Dana, Inc.	221,089	3,179,260
Delphi Technologies PLC (a)	136,238	1,923,681
Dorman Products, Inc. (a)	47,024	2,851,535
Fox Factory Holding Corp. (a)	62,454	3,959,584
Garrett Motion, Inc. (a)	116,114	805,831
Gentex Corp.	393,679	10,511,229
Gentherm, Inc. (a)	53,919	2,198,817
Horizon Global Corp. (a)(b)	37,011	113,624
LCI Industries	39,858	3,848,290
Lear Corp.	85,908	9,552,970
Modine Manufacturing Co. (a)	79,796	595,278
Motorcar Parts of America, Inc. (a)(b)	27,975	468,302
Shiloh Industries, Inc. (a)	16,667	57,668
Standard Motor Products, Inc.	32,083	1,411,652
Stoneridge, Inc. (a)	42,435	937,814
Strattec Security Corp.	3,057	63,922
Superior Industries International, Inc.	42,371	110,165
Sypris Solutions, Inc. (a)	11,882	10,813
Tenneco, Inc. (b)	95,694	877,514
The Goodyear Tire & Rubber Co.	357,708	3,464,402
Veoneer, Inc. (a)(b)	156,282	1,923,831
Visteon Corp. (a)(b)	44,466	2,892,069
Workhorse Group, Inc. (a)(b)	80,566	242,504
XPEL, Inc. (a)	34,573	446,337
		109,198,024
Automobiles - 0.6%
Arcimoto, Inc. (a)(b)	19,951	30,126
Ford Motor Co.	6,098,580	42,446,117
General Motors Co.	1,974,143	60,211,362
Harley-Davidson, Inc.	244,927	7,462,926
Tesla, Inc. (a)	223,778	149,481,466
Thor Industries, Inc. (b)	87,811	6,621,828
Winnebago Industries, Inc.	50,752	2,633,521
		268,887,346
Distributors - 0.1%
Core-Mark Holding Co., Inc.	73,260	1,685,713
Educational Development Corp.	4,042	20,857
Funko, Inc. (a)(b)	28,375	230,121
Genuine Parts Co.	226,249	19,737,963
LKQ Corp. (a)	478,005	14,139,388
Pool Corp.	62,570	13,199,767
Weyco Group, Inc.	9,583	210,251
		49,224,060
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	84,113	2,596,568
American Public Education, Inc. (a)	27,073	602,645
Aspen Group, Inc. (a)	21,363	187,567
Bright Horizons Family Solutions, Inc. (a)	90,215	14,177,287
Career Education Corp. (a)	116,709	1,742,465
Carriage Services, Inc.	23,866	504,766
Chegg, Inc. (a)	183,740	7,204,445
Collectors Universe, Inc.	15,005	345,190
Franchise Group, Inc.	18,133	420,686
Frontdoor, Inc. (a)	134,256	5,692,454
Graham Holdings Co.	6,796	3,417,572
Grand Canyon Education, Inc. (a)	75,693	6,106,911
H&R Block, Inc.	305,561	6,315,946
Houghton Mifflin Harcourt Co. (a)	163,395	893,771
HyreCar, Inc. (a)(b)	7,702	24,184
K12, Inc. (a)	59,896	1,190,732
Laureate Education, Inc. Class A (a)	170,268	3,184,012
Lincoln Educational Services Corp. (a)	11,052	32,603
OneSpaWorld Holdings Ltd. (b)	59,208	723,522
Regis Corp. (a)	39,677	506,279
Select Interior Concepts, Inc. (a)	30,016	224,220
Service Corp. International	289,189	13,820,342
ServiceMaster Global Holdings, Inc. (a)	213,410	7,633,676
Strategic Education, Inc.	35,142	5,179,228
Universal Technical Institute, Inc. (a)	20,747	153,528
Weight Watchers International, Inc. (a)	71,605	2,148,150
Xpresspa Group, Inc. (a)	348	275
Zovio, Inc. (a)	36,795	57,768
		85,086,792
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	391,698	13,607,589
BBQ Holdings, Inc. (a)	5,376	23,762
BFC Financial Corp. Class A	110,855	385,775
Biglari Holdings, Inc. (a)	174	104,400
Biglari Holdings, Inc. (a)	1,745	184,028
BJ's Restaurants, Inc.	31,905	1,051,270
Bloomin' Brands, Inc.	139,999	2,518,582
Bluegreen Vacations Corp. (b)	15,559	120,738
Boyd Gaming Corp.	128,705	3,437,711
Brinker International, Inc.	56,153	1,928,856
Caesars Entertainment Corp. (a)	872,869	11,094,165
Carnival Corp.	627,942	21,010,939
Carrols Restaurant Group, Inc. (a)	59,929	247,207
Century Casinos, Inc. (a)	39,038	272,485
Chipotle Mexican Grill, Inc. (a)	40,062	30,991,162
Choice Hotels International, Inc.	50,493	4,609,001
Churchill Downs, Inc.	56,033	7,039,986
Chuy's Holdings, Inc. (a)	28,676	614,813
Cracker Barrel Old Country Store, Inc.	36,998	5,302,923
Darden Restaurants, Inc.	192,163	18,735,893
Dave & Buster's Entertainment, Inc.	49,217	1,624,653
Del Taco Restaurants, Inc. (a)	62,726	401,446
Denny's Corp. (a)	93,142	1,621,602
Dine Brands Global, Inc.	27,228	2,228,612
Domino's Pizza, Inc.	64,257	21,812,681
Dover Motorsports, Inc.	7,047	11,628
Drive Shack, Inc. (a)	83,508	238,833
Dunkin' Brands Group, Inc.	130,362	8,671,680
El Pollo Loco Holdings, Inc. (a)(b)	39,614	511,021
Eldorado Resorts, Inc. (a)(b)	103,529	5,195,085
Everi Holdings, Inc. (a)	136,909	1,423,854
Extended Stay America, Inc. unit	288,816	3,171,200
Fiesta Restaurant Group, Inc. (a)	35,738	345,229
Golden Entertainment, Inc. (a)	31,284	509,304
Good Times Restaurants, Inc. (a)	5,599	7,559
Habit Restaurants, Inc. Class A (a)	33,692	470,340
Hilton Grand Vacations, Inc. (a)	132,498	3,532,397
Hilton Worldwide Holdings, Inc.	441,939	42,956,471
Hyatt Hotels Corp. Class A	57,836	4,430,238
Inspired Entertainment, Inc. (a)	15,999	83,195
J. Alexanders Holdings, Inc. (a)	14,499	119,037
Jack in the Box, Inc.	36,993	2,547,338
Kura Sushi U.S.A., Inc. Class A (a)	5,622	104,625
Las Vegas Sands Corp.	532,285	31,037,538
Lindblad Expeditions Holdings (a)	44,800	533,120
Luby's, Inc. (a)	10,306	24,322
Marriott International, Inc. Class A	425,236	52,729,264
Marriott Vacations Worldwide Corp.	59,462	5,754,732
McDonald's Corp.	1,183,210	229,743,886
MGM Mirage, Inc.	810,257	19,899,912
Monarch Casino & Resort, Inc. (a)	18,204	860,685
Nathan's Famous, Inc.	6,187	368,127
Noodles & Co. (a)(b)	69,097	561,068
Norwegian Cruise Line Holdings Ltd. (a)	335,849	12,513,734
Papa John's International, Inc.	34,493	1,987,142
Penn National Gaming, Inc. (a)	175,946	5,202,723
Planet Fitness, Inc. (a)	129,226	8,721,463
Playa Hotels & Resorts NV (a)	99,336	526,481
PlayAGS, Inc. (a)	45,259	438,560
Potbelly Corp. (a)	36,935	184,675
Rave Restaurant Group, Inc. (a)	6,403	8,004
RCI Hospitality Holdings, Inc.	10,918	219,998
Red Lion Hotels Corp. (a)	31,607	81,230
Red Robin Gourmet Burgers, Inc. (a)(b)	21,184	582,560
Red Rock Resorts, Inc.	109,034	2,247,191
Royal Caribbean Cruises Ltd.	270,753	21,771,249
Ruth's Hospitality Group, Inc.	42,226	807,783
Scientific Games Corp. Class A (a)	89,540	1,633,210
SeaWorld Entertainment, Inc. (a)	61,434	1,671,619
Shake Shack, Inc. Class A (a)(b)	47,072	2,797,960
Six Flags Entertainment Corp.	124,651	3,151,177
Starbucks Corp.	1,854,962	145,484,670
Target Hospitality Corp. (a)	59,831	280,009
Texas Roadhouse, Inc. Class A	103,119	5,797,350
The Cheesecake Factory, Inc.	64,593	2,301,449
Town Sports International Holdings, Inc. (a)(b)	29,114	41,342
Twin River Worldwide Holdings, Inc.	40,331	1,048,606
Vail Resorts, Inc.	63,091	13,413,778
Wendy's Co.	291,643	5,506,220
Wingstop, Inc.	46,050	3,888,923
Wyndham Destinations, Inc.	140,955	5,624,105
Wyndham Hotels & Resorts, Inc.	150,552	7,670,624
Wynn Resorts Ltd.	151,913	16,403,566
Yum! Brands, Inc.	474,725	42,369,206
		881,188,574
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	12,880	127,126
Beazer Homes U.S.A., Inc. (a)	48,130	590,074
Cavco Industries, Inc. (a)	13,807	2,785,148
Century Communities, Inc. (a)	42,977	1,432,423
Comstock Holding Companies, Inc. (a)(b)	1,055	1,920
CSS Industries, Inc.	11,366	106,499
D.R. Horton, Inc.	525,908	28,015,119
Dixie Group, Inc. (a)	7,832	7,440
Emerson Radio Corp. (a)	16,730	13,786
Ethan Allen Interiors, Inc.	37,783	498,736
Flexsteel Industries, Inc.	18,067	248,241
Garmin Ltd.	226,297	20,002,392
GoPro, Inc. Class A (a)(b)	211,717	803,466
Green Brick Partners, Inc. (a)	37,339	408,489
Hamilton Beach Brands Holding Co. Class A	14,460	167,736
Helen of Troy Ltd. (a)	40,215	6,619,389
Hooker Furniture Corp.	18,554	349,001
Hovnanian Enterprises, Inc. Class A (a)	9,472	234,432
Installed Building Products, Inc. (a)	34,640	2,287,972
iRobot Corp. (a)(b)	42,357	2,032,712
KB Home	135,296	4,409,297
Koss Corp. (a)	1,883	2,260
La-Z-Boy, Inc.	75,789	2,171,355
Legacy Housing Corp. (a)(b)	6,771	97,299
Leggett & Platt, Inc.	205,809	8,162,385
Lennar Corp.:
Class A	404,067	24,381,403
Class B	67,544	3,229,279
LGI Homes, Inc. (a)(b)	31,514	2,374,580
Libbey, Inc. (a)	29,574	42,587
Lifetime Brands, Inc.	9,906	63,002
Lovesac (a)(b)	16,529	143,637
M.D.C. Holdings, Inc.	77,982	3,067,812
M/I Homes, Inc. (a)	44,331	1,650,443
Meritage Homes Corp. (a)	55,593	3,527,932
Mohawk Industries, Inc. (a)	93,955	11,382,648
New Home Co. LLC (a)	12,535	61,547
Newell Brands, Inc.	596,918	9,210,445
Nova LifeStyle, Inc. (a)(b)	3,687	5,899
NVR, Inc. (a)	5,436	19,934,790
PulteGroup, Inc.	395,948	15,917,110
Purple Innovation, Inc. (a)	14,822	201,283
Skyline Champion Corp. (a)	78,366	1,996,766
Sonos, Inc. (a)(b)	97,412	1,124,134
Taylor Morrison Home Corp. (a)	216,165	4,868,036
Tempur Sealy International, Inc. (a)	69,916	5,226,221
Toll Brothers, Inc.	198,841	7,363,082
TopBuild Corp. (a)	54,229	5,477,129
TRI Pointe Homes, Inc. (a)	227,416	3,486,287
Tupperware Brands Corp.	73,103	208,344
Turtle Beach Corp. (a)(b)	22,969	151,825
Universal Electronics, Inc. (a)	23,004	971,229
VOXX International Corp. (a)	27,686	102,715
Vuzix Corp. (a)(b)	33,713	53,604
Whirlpool Corp.	97,845	12,510,462
Zagg, Inc. (a)(b)	43,858	294,726
		220,603,654
Internet & Direct Marketing Retail - 3.2%
1-800-FLOWERS.com, Inc. Class A (a)	43,386	782,683
Amazon.com, Inc. (a)	654,509	1,232,931,329
Blue Apron Holdings, Inc. Class A (a)(b)	9,002	25,746
Chewy, Inc. (b)	83,989	2,486,074
Duluth Holdings, Inc. (a)(b)	15,571	106,817
eBay, Inc.	1,201,239	41,610,919
Etsy, Inc. (a)	184,185	10,647,735
EVINE Live, Inc. (a)(b)	5,035	15,055
Expedia, Inc.	218,763	21,574,407
Groupon, Inc. (a)	704,132	943,537
GrubHub, Inc. (a)	144,447	6,949,345
Lands' End, Inc. (a)(b)	28,326	298,556
Leaf Group Ltd. (a)	15,179	39,921
Liberty Interactive Corp. QVC Group Series A (a)	601,231	4,100,395
Liquidity Services, Inc. (a)	40,558	158,987
Overstock.com, Inc. (a)(b)	50,691	327,464
PetMed Express, Inc. (b)	32,928	869,299
Quotient Technology, Inc. (a)	128,888	1,153,548
Remark Holdings, Inc. (a)(b)	23,962	15,753
Revolve Group, Inc. (b)	22,002	358,633
RumbleON, Inc. Class B (a)	15,059	5,158
Shutterstock, Inc.	31,919	1,230,158
Stamps.com, Inc. (a)	26,242	3,703,009
Stitch Fix, Inc. (a)(b)	37,044	890,167
The Booking Holdings, Inc. (a)	65,815	111,599,863
The RealReal, Inc. (b)	25,701	359,557
The Rubicon Project, Inc. (a)	75,221	853,758
U.S. Auto Parts Network, Inc. (a)	3,560	8,402
Waitr Holdings, Inc. (a)	114,062	40,994
Wayfair LLC Class A (a)(b)	103,819	6,562,399
		1,450,649,668
Leisure Products - 0.1%
Acushnet Holdings Corp.	57,791	1,470,781
American Outdoor Brands Corp. (a)	91,968	916,001
Brunswick Corp.	125,809	6,693,039
Callaway Golf Co.	147,274	2,500,713
Clarus Corp.	34,544	399,329
Escalade, Inc.	4,952	42,042
Hasbro, Inc.	197,751	15,276,265
JAKKS Pacific, Inc. (a)(b)	25,693	18,150
Johnson Outdoors, Inc. Class A	9,788	610,869
Malibu Boats, Inc. Class A (a)	32,528	1,429,280
Marine Products Corp.	13,508	169,931
Mattel, Inc. (a)(b)	548,036	6,461,344
MCBC Holdings, Inc. (a)	30,360	490,921
Nautilus, Inc. (a)	42,641	137,304
Peloton Interactive, Inc. Class A (a)(b)	66,314	1,769,921
Polaris, Inc.	90,356	7,457,081
Sturm, Ruger & Co., Inc.	28,596	1,373,752
Summer Infant, Inc. (a)	22,993	10,347
Vista Outdoor, Inc. (a)	90,022	661,662
YETI Holdings, Inc. (a)(b)	47,513	1,437,268
		49,326,000
Multiline Retail - 0.4%
Big Lots, Inc.	60,678	959,319
Dillard's, Inc. Class A	15,955	898,107
Dollar General Corp.	399,181	59,996,904
Dollar Tree, Inc. (a)	372,193	30,903,185
JC Penney Corp., Inc. (a)(b)	530,404	365,979
Kohl's Corp.	244,374	9,567,242
Macy's, Inc.	481,280	6,367,334
Nordstrom, Inc.	170,039	5,900,353
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	86,968	4,424,062
Target Corp.	796,603	82,050,109
Tuesday Morning Corp. (a)	78,043	128,771
		201,561,365
Specialty Retail - 2.2%
Aaron's, Inc. Class A	106,807	4,200,719
Abercrombie & Fitch Co. Class A	102,754	1,349,160
Advance Auto Parts, Inc.	107,575	14,305,324
America's Car Mart, Inc. (a)	10,423	1,071,172
American Eagle Outfitters, Inc.	244,077	3,143,712
Asbury Automotive Group, Inc. (a)	30,239	2,680,385
Ascena Retail Group, Inc. (a)(b)	14,392	54,690
At Home Group, Inc. (a)(b)	73,497	367,485
AutoNation, Inc. (a)	92,379	3,947,355
AutoZone, Inc. (a)	37,305	38,517,786
Barnes & Noble Education, Inc. (a)	70,687	233,974
Bed Bath & Beyond, Inc. (b)	200,620	2,168,702
Best Buy Co., Inc.	356,295	26,953,717
Big 5 Sporting Goods Corp.	28,630	63,845
Blink Charging Co. (a)(b)	28,601	64,924
Boot Barn Holdings, Inc. (a)	44,652	1,369,477
Build-A-Bear Workshop, Inc. (a)	23,020	87,706
Burlington Stores, Inc. (a)	103,892	22,467,684
Caleres, Inc.	68,429	788,986
Camping World Holdings, Inc.	51,555	705,272
CarMax, Inc. (a)(b)	257,751	22,504,240
Carvana Co. Class A (a)(b)	79,031	6,552,460
Chico's FAS, Inc.	202,946	813,813
Citi Trends, Inc.	22,059	436,106
Conn's, Inc. (a)(b)	29,724	242,251
Destination XL Group, Inc. (a)	36,252	29,002
Dick's Sporting Goods, Inc.	99,653	3,628,366
DSW, Inc. Class A	88,276	1,192,609
Express, Inc. (a)	113,752	420,882
Five Below, Inc. (a)	86,887	8,423,695
Floor & Decor Holdings, Inc. Class A (a)	110,849	5,658,841
Foot Locker, Inc.	168,064	6,092,320
Francesca's Holdings Corp. (a)	3,389	21,961
GameStop Corp. Class A (b)	118,770	427,572
Gap, Inc.	324,540	4,650,658
Genesco, Inc. (a)	26,046	896,243
GNC Holdings, Inc. Class A (a)(b)	141,320	237,418
Group 1 Automotive, Inc.	27,259	2,323,285
Guess?, Inc.	66,115	1,071,063
Haverty Furniture Companies, Inc.	34,757	584,613
Hibbett Sports, Inc. (a)(b)	32,731	638,909
J.Jill, Inc. (b)	17,318	14,720
Kirkland's, Inc. (a)(b)	25,171	29,702
L Brands, Inc.	369,650	8,006,619
Lithia Motors, Inc. Class A (sub. vtg.)	35,871	4,274,388
Lowe's Companies, Inc.	1,203,184	128,223,319
Lumber Liquidators Holdings, Inc. (a)(b)	47,411	464,628
MarineMax, Inc. (a)	32,553	551,122
Michaels Companies, Inc. (a)(b)	124,422	533,770
Monro, Inc.	53,442	2,999,165
Murphy U.S.A., Inc. (a)	44,935	4,381,163
National Vision Holdings, Inc. (a)	126,427	4,402,188
O'Reilly Automotive, Inc. (a)	118,712	43,771,489
Office Depot, Inc.	890,002	2,091,505
Party City Holdco, Inc. (a)(b)	89,546	178,197
Penske Automotive Group, Inc.	51,774	2,382,639
Rent-A-Center, Inc.	78,206	1,665,006
RH (a)	25,581	4,640,393
Ross Stores, Inc.	566,594	61,634,095
RTW Retailwinds, Inc. (a)	35,033	9,813
Sally Beauty Holdings, Inc. (a)(b)	184,310	2,292,816
Shoe Carnival, Inc. (b)	15,042	449,906
Signet Jewelers Ltd.	81,950	1,911,074
Sleep Number Corp. (a)	46,998	2,070,262
Sonic Automotive, Inc. Class A (sub. vtg.)	40,361	1,130,108
Sportsman's Warehouse Holdings, Inc. (a)	60,019	360,114
Stage Stores, Inc. (a)(b)	27,291	15,829
Stein Mart, Inc. (a)(b)	28,499	25,150
Tailored Brands, Inc. (b)	77,717	254,135
The Buckle, Inc. (b)	46,350	1,048,901
The Cato Corp. Class A (sub. vtg.)	41,489	670,877
The Children's Place Retail Stores, Inc. (b)	24,891	1,433,722
The Container Store Group, Inc. (a)	20,987	79,331
The Home Depot, Inc.	1,714,185	373,418,060
Tiffany & Co., Inc.	168,562	22,518,198
Tilly's, Inc.	36,218	235,417
TJX Companies, Inc.	1,908,380	114,121,124
Tractor Supply Co.	186,446	16,502,335
Trans World Entertainment Corp. (a)	105	420
TravelCenters of America LLC (a)	14,987	181,193
Ulta Beauty, Inc. (a)	89,351	22,971,249
Urban Outfitters, Inc. (a)	108,234	2,544,581
Williams-Sonoma, Inc.	123,251	7,689,630
Winmark Corp.	3,605	721,000
Zumiez, Inc. (a)	31,295	830,256
		1,035,117,991
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	238,849	6,167,081
Carter's, Inc.	70,251	6,425,859
Centric Brands, Inc. (a)(b)	21,692	44,035
Charles & Colvard Ltd. (a)	34,272	29,470
Cherokee, Inc. (a)	4,776	2,722
Columbia Sportswear Co.	44,737	3,637,118
Crocs, Inc. (a)	108,242	2,832,693
Culp, Inc.	14,133	128,893
Deckers Outdoor Corp. (a)	44,363	7,710,289
Delta Apparel, Inc. (a)	10,797	213,349
Fossil Group, Inc. (a)	73,399	336,901
G-III Apparel Group Ltd. (a)	70,148	1,568,509
Hanesbrands, Inc.	564,029	7,467,744
Iconix Brand Group, Inc. (a)(b)	7,172	8,248
Kontoor Brands, Inc.	73,975	2,495,917
Lakeland Industries, Inc. (a)	10,402	219,586
Levi Strauss & Co. Class A (b)	74,282	1,262,051
lululemon athletica, Inc. (a)	187,528	40,770,462
Movado Group, Inc.	27,656	406,543
NIKE, Inc. Class B	1,958,587	175,058,506
Oxford Industries, Inc.	27,762	1,676,547
PVH Corp.	115,289	8,544,068
Ralph Lauren Corp.	77,138	8,138,830
Rocky Brands, Inc.	10,160	247,396
Sequential Brands Group, Inc. (a)(b)	58,395	14,015
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	208,185	6,886,760
Steven Madden Ltd.	123,429	4,036,128
Superior Group of Companies, Inc.	16,493	198,246
Tapestry, Inc.	430,128	10,086,502
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	330,875	4,695,116
Class C (non-vtg.) (a)	264,580	3,301,958
Unifi, Inc. (a)	23,226	496,340
Vera Bradley, Inc. (a)	33,322	275,240
VF Corp.	512,702	36,914,544
Vince Holding Corp. (a)	3,162	34,150
Wolverine World Wide, Inc.	133,254	3,503,248
		345,835,064

TOTAL CONSUMER DISCRETIONARY		4,696,678,538

CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	59,159	53,835
Boston Beer Co., Inc. Class A (a)	14,696	5,449,130
Brown-Forman Corp.:
Class A	72,643	4,263,418
Class B (non-vtg.)	298,718	18,344,272
Celsius Holdings, Inc. (a)(b)	39,132	231,270
Coca-Cola Bottling Co. Consolidated	7,651	1,502,503
Constellation Brands, Inc. Class A (sub. vtg.)	262,616	45,269,746
Craft Brew Alliance, Inc. (a)	16,113	256,358
Keurig Dr. Pepper, Inc.	423,227	11,799,569
MGP Ingredients, Inc.	20,346	585,151
Molson Coors Beverage Co. Class B	295,147	14,642,243
Monster Beverage Corp. (a)	598,403	37,346,331
National Beverage Corp. (b)	18,480	781,519
New Age Beverages Corp. (a)(b)	132,589	267,830
PepsiCo, Inc.	2,191,663	289,365,266
Primo Water Corp. (a)	58,601	820,414
REED'S, Inc. (a)(b)	35,577	28,924
The Coca-Cola Co.	6,060,406	324,171,117
		755,178,896
Food & Staples Retailing - 1.4%
Andersons, Inc.	59,736	1,097,350
BJ's Wholesale Club Holdings, Inc. (a)	195,599	3,767,237
Casey's General Stores, Inc.	56,768	9,254,319
Chefs' Warehouse Holdings (a)	40,401	1,237,079
Costco Wholesale Corp.	694,334	195,205,061
Grocery Outlet Holding Corp. (b)	73,899	2,338,903
HF Foods Group, Inc. (a)	50,669	907,482
Ingles Markets, Inc. Class A	22,054	788,872
Kroger Co.	1,261,844	35,495,672
Natural Grocers by Vitamin Cottage, Inc.	14,440	99,636
Performance Food Group Co. (a)	185,067	7,846,841
PriceSmart, Inc.	35,547	1,979,612
Rite Aid Corp. (a)(b)	83,643	1,139,218
SpartanNash Co.	56,220	698,815
Sprouts Farmers Market LLC (a)	185,231	2,959,991
Sysco Corp.	801,669	53,431,239
U.S. Foods Holding Corp. (a)	344,642	11,593,757
United Natural Foods, Inc. (a)	78,778	509,694
Village Super Market, Inc. Class A (b)	10,604	217,912
Walgreens Boots Alliance, Inc.	1,178,368	53,922,120
Walmart, Inc.	2,229,308	240,051,885
Weis Markets, Inc.	28,201	1,050,487
		625,593,182
Food Products - 1.1%
Alico, Inc.	3,906	127,218
Arcadia Biosciences, Inc. (a)(b)	10,882	44,834
Archer Daniels Midland Co.	873,108	32,872,516
B&G Foods, Inc. Class A (b)	104,040	1,539,792
Beyond Meat, Inc. (b)	15,954	1,430,276
Bunge Ltd.	221,755	10,411,397
Cal-Maine Foods, Inc. (b)	48,245	1,683,268
Calavo Growers, Inc. (b)	25,796	1,868,920
Campbell Soup Co.	264,711	11,943,760
Coffee Holding Co., Inc. (a)	10,373	40,455
Conagra Brands, Inc.	766,180	20,449,344
Darling International, Inc. (a)	255,592	6,568,714
Farmer Brothers Co. (a)	19,225	237,429
Flowers Foods, Inc.	307,371	6,617,698
Fresh Del Monte Produce, Inc.	49,347	1,353,095
Freshpet, Inc. (a)	48,263	3,207,559
General Mills, Inc.	948,959	46,498,991
Hormel Foods Corp.	436,541	18,160,106
Hostess Brands, Inc. Class A (a)	186,369	2,368,750
Ingredion, Inc.	105,175	8,761,078
J&J Snack Foods Corp.	23,415	3,765,600
John B. Sanfilippo & Son, Inc.	14,363	1,008,139
Kellogg Co.	392,148	23,713,190
Lamb Weston Holdings, Inc.	229,410	19,933,435
Lancaster Colony Corp.	30,946	4,470,150
Landec Corp. (a)	46,292	474,956
Lifeway Foods, Inc. (a)	1,384	2,837
Limoneira Co.	21,611	360,904
McCormick & Co., Inc. (non-vtg.)	194,791	28,476,496
Mondelez International, Inc.	2,263,877	119,532,706
Pilgrim's Pride Corp. (a)	81,228	1,718,784
Post Holdings, Inc. (a)	104,235	10,554,836
Sanderson Farms, Inc.	30,318	3,746,092
Seaboard Corp.	420	1,434,300
Seneca Foods Corp. Class A (a)	11,256	390,808
The Hain Celestial Group, Inc. (a)	124,439	2,952,937
The Hershey Co.	232,980	33,546,790
The J.M. Smucker Co.	179,254	18,461,369
The Kraft Heinz Co.	979,974	24,273,956
The Simply Good Foods Co. (a)	127,355	2,809,451
Tootsie Roll Industries, Inc.	28,042	899,587
TreeHouse Foods, Inc. (a)	89,013	3,392,285
Tyson Foods, Inc. Class A	463,891	31,465,727
		513,570,535
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	83,921	2,124,041
Church & Dwight Co., Inc.	383,770	26,679,690
Clorox Co.	197,017	31,408,450
Colgate-Palmolive Co.	1,346,133	90,958,207
Energizer Holdings, Inc. (b)	99,106	4,260,567
Kimberly-Clark Corp.	537,539	70,519,741
Oil-Dri Corp. of America	9,041	275,118
Procter & Gamble Co.	3,917,616	443,591,660
Spectrum Brands Holdings, Inc.	73,535	3,962,801
WD-40 Co.	22,141	3,819,101
		677,599,376
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	66,640	1,309,476
Coty, Inc. Class A	463,443	4,277,579
Cyanotech Corp. (a)	1,622	4,152
Edgewell Personal Care Co. (a)	84,799	2,574,498
elf Beauty, Inc. (a)	43,588	695,664
Estee Lauder Companies, Inc. Class A	349,042	64,084,111
Herbalife Nutrition Ltd. (a)	147,502	4,773,165
Inter Parfums, Inc.	28,357	1,703,121
LifeVantage Corp. (a)(b)	21,148	251,873
Mannatech, Inc.	422	6,541
MediFast, Inc.	18,332	1,523,573
Natura & Co. Holding SA ADR (a)	1	20
Natural Health Trends Corp.	15,505	54,888
Nature's Sunshine Products, Inc. (a)	4,926	40,393
Nu Skin Enterprises, Inc. Class A	88,051	2,159,011
Revlon, Inc. (a)(b)	16,265	281,547
USANA Health Sciences, Inc. (a)	21,354	1,411,499
Veru, Inc. (a)	75,080	310,080
Youngevity International, Inc. (a)(b)	12,762	14,038
		85,475,229
Tobacco - 0.7%
22nd Century Group, Inc. (a)(b)	182,517	135,063
Altria Group, Inc.	2,935,860	118,520,668
Philip Morris International, Inc.	2,445,193	200,187,951
Pyxus International, Inc. (a)(b)	11,586	44,606
Turning Point Brands, Inc.	13,840	361,916
Universal Corp.	39,347	1,941,774
Vector Group Ltd.	183,655	2,134,071
		323,326,049

TOTAL CONSUMER STAPLES		2,980,743,267

ENERGY - 3.3%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)	120,512	2,241,523
Archrock, Inc.	213,173	1,502,870
Aspen Aerogels, Inc. (a)	43,695	347,375
Baker Hughes Co. Class A	1,017,693	16,374,680
Cactus, Inc.	78,791	2,151,782
Core Laboratories NV (b)	67,749	1,818,383
COVIA Corp. (a)	48,832	75,201
Dawson Geophysical Co. (a)	16,756	32,507
Diamond Offshore Drilling, Inc. (a)(b)	96,794	295,222
DMC Global, Inc. (b)	22,652	816,831
Dril-Quip, Inc. (a)	57,462	2,046,796
ENGlobal Corp. (a)	3,975	4,015
Enservco Corp. (a)(b)	14,482	2,019
Era Group, Inc. (a)	29,732	291,374
Exterran Corp. (a)	49,663	253,281
Forum Energy Technologies, Inc. (a)	130,744	101,980
Frank's International NV (a)	162,418	636,679
FTS International, Inc. (a)	50,663	46,863
Geospace Technologies Corp. (a)	18,281	225,405
Gulf Island Fabrication, Inc. (a)	16,117	71,721
Halliburton Co.	1,374,356	23,309,078
Helix Energy Solutions Group, Inc. (a)	221,809	1,488,338
Helmerich & Payne, Inc.	167,020	6,161,368
Hi-Crush, Inc. (a)(b)	150,034	90,020
Independence Contract Drilling, Inc. (a)	50,604	19,999
ION Geophysical Corp. (a)	18,615	65,525
KLX Energy Services Holdings, Inc. (a)	37,317	90,307
Liberty Oilfield Services, Inc. Class A	78,407	524,543
Mammoth Energy Services, Inc. (b)	20,002	21,802
Matrix Service Co. (a)	45,698	552,032
Mitcham Industries, Inc. (a)	16,422	43,518
Nabors Industries Ltd.	553,497	974,155
National Oilwell Varco, Inc.	600,363	11,232,792
Natural Gas Services Group, Inc. (a)	16,673	164,729
NCS Multistage Holdings, Inc. (a)	29,261	31,894
Newpark Resources, Inc. (a)	153,674	539,396
Nextier Oilfield Solutions, Inc. (a)	266,682	1,242,738
Nine Energy Service, Inc. (a)	20,239	82,170
Noble Corp. (a)(b)	406,146	284,790
Oceaneering International, Inc. (a)	152,054	1,602,649
Oil States International, Inc. (a)	96,884	766,352
Patterson-UTI Energy, Inc.	322,215	1,846,292
Profire Energy, Inc. (a)	29,334	34,907
ProPetro Holding Corp. (a)	137,624	1,205,586
Quintana Energy Services, Inc. (a)	1,903	4,244
Ranger Energy Services, Inc. Class A (a)	3,186	21,920
RigNet, Inc. (a)	20,511	72,199
RPC, Inc. (b)	97,557	335,596
SAExploration Holdings, Inc. (a)	5,900	11,741
Schlumberger Ltd.	2,170,882	58,809,193
SEACOR Holdings, Inc. (a)	28,458	1,061,483
SEACOR Marine Holdings, Inc. (a)	36,271	288,354
Select Energy Services, Inc. Class A (a)	103,115	670,248
Smart Sand, Inc. (a)	29,122	47,469
Solaris Oilfield Infrastructure, Inc. Class A	51,752	548,571
Superior Drilling Products, Inc. (a)	18,281	11,144
Synthesis Energy Systems, Inc. (a)	1,522	5,281
TechnipFMC PLC	657,888	9,763,058
TETRA Technologies, Inc. (a)	184,288	232,203
Tidewater, Inc. (a)	62,562	868,986
Transocean Ltd. (United States) (a)(b)	884,263	2,962,281
U.S. Silica Holdings, Inc.	117,609	539,825
U.S. Well Services, Inc. (a)	24,436	25,658
Valaris PLC Class A (b)	315,963	1,165,903
		159,156,844
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (a)	265,534	50,451
Adams Resources & Energy, Inc.	1,474	44,729
Aemetis, Inc. (a)	7,091	5,318
Altus Midstream Co. (a)(b)	102,473	149,611
Amplify Energy Corp. New	36,298	151,726
Antero Midstream GP LP (b)	464,960	2,027,226
Antero Resources Corp. (a)(b)	349,952	559,923
Apache Corp.	594,103	14,805,047
Arch Coal, Inc.	25,397	1,278,739
Barnwell Industries, Inc. (a)	2,008	1,185
Berry Petroleum Corp.	62,893	400,628
Bonanza Creek Energy, Inc. (a)	32,665	532,113
Brigham Minerals, Inc. Class A	42,999	685,834
Cabot Oil & Gas Corp.	644,462	8,977,356
California Resources Corp. (a)(b)	73,044	463,829
Callon Petroleum Co. (a)	631,728	1,434,023
Centennial Resource Development, Inc. Class A (a)	298,555	707,575
Chaparral Energy, Inc. Class A (a)(b)	47,004	25,189
Cheniere Energy, Inc. (a)	361,088	18,520,204
Chesapeake Energy Corp. (a)(b)	1,735,658	477,306
Chevron Corp.	2,971,725	277,380,812
Cimarex Energy Co.	156,931	5,186,570
Clean Energy Fuels Corp. (a)	209,519	473,513
CNX Resources Corp. (a)	290,660	1,543,405
Comstock Resources, Inc. (a)(b)	25,564	153,128
Concho Resources, Inc.	317,230	21,577,985
ConocoPhillips Co.	1,725,281	83,538,106
CONSOL Energy, Inc. (a)(b)	42,400	241,256
Contango Oil & Gas Co. (a)(b)	117,477	385,325
Continental Resources, Inc.	134,195	2,542,995
Contura Energy, Inc. (a)	29,324	166,854
CVR Energy, Inc.	47,741	1,356,799
Delek U.S. Holdings, Inc.	115,531	2,470,053
Denbury Resources, Inc. (a)	803,650	604,666
Devon Energy Corp.	605,399	9,831,680
Diamond S Shipping, Inc. (a)	39,114	402,874
Diamondback Energy, Inc.	250,498	15,530,876
Dorian LPG Ltd. (a)	53,709	597,244
Earthstone Energy, Inc. (a)	26,477	101,936
EOG Resources, Inc.	913,293	57,774,915
EQT Corp.	394,245	2,314,218
Equitrans Midstream Corp. (b)	322,437	2,276,405
Evolution Petroleum Corp.	44,969	211,804
Extraction Oil & Gas, Inc. (a)(b)	121,921	83,943
Exxon Mobil Corp.	6,649,790	342,065,198
Falcon Minerals Corp.	69,442	277,421
Gevo, Inc. (a)(b)	276	403
Goodrich Petroleum Corp. (a)	18,445	98,312
Green Plains, Inc.	63,519	761,593
Gulfport Energy Corp. (a)(b)	229,160	187,820
Hallador Energy Co.	21,030	27,129
Hess Corp.	408,742	22,963,126
Highpoint Resources, Inc. (a)	167,127	113,763
HollyFrontier Corp.	234,422	7,895,333
Houston American Energy Corp. (a)(b)	25,729	3,756
International Seaways, Inc.	41,158	818,633
Kinder Morgan, Inc.	3,054,522	58,555,187
Kosmos Energy Ltd.	559,712	1,707,122
Laredo Petroleum, Inc. (a)	276,483	298,602
Lilis Energy, Inc. (a)(b)	41,728	11,254
Lonestar Resources U.S., Inc. (a)	24,365	33,624
Magnolia Oil & Gas Corp. Class A (a)(b)	159,778	1,199,933
Marathon Oil Corp.	1,238,380	10,253,786
Marathon Petroleum Corp.	1,018,650	48,304,383
Matador Resources Co. (a)(b)	178,410	1,719,872
Montage Resources Corp. (a)	42,162	147,145
Murphy Oil Corp.	233,885	4,408,732
NACCO Industries, Inc. Class A	5,538	228,276
Nextdecade Corp. (a)	20,714	79,335
Noble Energy, Inc.	755,421	11,958,314
Northern Oil & Gas, Inc. (a)	342,903	497,209
Oasis Petroleum, Inc. (a)	446,034	729,266
Occidental Petroleum Corp.	1,406,543	46,050,218
ONEOK, Inc.	649,047	43,304,416
Overseas Shipholding Group, Inc. (a)	101,293	174,224
Pacific Ethanol, Inc. (a)	36,167	15,913
Panhandle Royalty Co. Class A	22,781	151,494
Par Pacific Holdings, Inc. (a)	57,186	948,716
Parsley Energy, Inc. Class A	479,900	6,430,660
PBF Energy, Inc. Class A	162,809	3,645,294
PDC Energy, Inc. (a)	151,406	2,881,256
Peabody Energy Corp.	124,567	727,471
Penn Virginia Corp. (a)	21,684	344,776
Phillips 66 Co.	697,959	52,249,211
Pioneer Natural Resources Co.	259,914	31,912,241
PrimeEnergy Corp. (a)	89	11,659
QEP Resources, Inc.	376,545	847,226
Range Resources Corp. (b)	308,328	854,069
Renewable Energy Group, Inc. (a)	64,830	1,714,754
Rex American Resources Corp. (a)	8,946	626,309
Ring Energy, Inc. (a)(b)	91,164	128,541
SandRidge Energy, Inc. (a)	51,200	105,472
SilverBow Resources, Inc. (a)	8,845	24,854
SM Energy Co.	175,603	1,153,712
Southwestern Energy Co. (a)(b)	891,049	1,265,290
Talos Energy, Inc. (a)	36,205	514,111
Targa Resources Corp.	366,022	11,859,113
Tellurian, Inc. (a)(b)	144,246	259,643
Tengasco, Inc. (a)	889	560
The Williams Companies, Inc.	1,909,433	36,374,699
Torchlight Energy Resources, Inc. (a)	65,282	43,693
TransAtlantic Petroleum Ltd. (a)	12,963	4,148
U.S. Energy Corp. (a)	159	628
Unit Corp. (a)	89,509	31,346
Uranium Energy Corp. (a)(b)	262,731	157,665
VAALCO Energy, Inc. (a)	66,191	132,382
Valero Energy Corp.	646,096	42,803,860
Vertex Energy, Inc. (a)	12,570	13,450
W&T Offshore, Inc. (a)	145,172	377,447
Whiting Petroleum Corp. (a)(b)	133,476	246,931
World Fuel Services Corp.	104,159	2,945,617
WPX Energy, Inc. (a)	646,775	6,034,411
Zion Oil & Gas, Inc. (a)	177,996	33,784
		1,350,791,165

TOTAL ENERGY		1,509,948,009

FINANCIALS - 13.0%
Banks - 5.1%
1st Constitution Bancorp	12,298	225,299
1st Source Corp.	26,578	1,117,605
ACNB Corp.	13,074	398,496
Allegiance Bancshares, Inc.	31,797	1,054,706
Amalgamated Bank	27,901	446,695
American National Bankshares, Inc.	20,045	619,190
Ameris Bancorp	100,938	3,450,061
Ames National Corp.	10,393	268,867
Arrow Financial Corp.	20,756	657,343
Associated Banc-Corp.	244,732	4,143,313
Atlantic Capital Bancshares, Inc. (a)	42,615	772,610
Auburn National Bancorp., Inc.	4,890	272,618
Banc of California, Inc.	68,841	1,055,333
BancFirst Corp.	30,737	1,576,808
Bancorp, Inc., Delaware (a)	88,961	1,082,655
BancorpSouth Bank	147,835	3,617,522
Bank First National Corp.	9,513	563,170
Bank of America Corp.	12,726,979	362,718,902
Bank of Commerce Holdings	20,467	213,982
Bank of Hawaii Corp.	62,404	4,644,106
Bank of Marin Bancorp	20,310	774,420
Bank OZK	190,105	4,826,766
BankFinancial Corp.	24,120	273,521
BankUnited, Inc.	146,420	4,348,674
Bankwell Financial Group, Inc.	14,320	407,690
Banner Corp.	64,040	2,922,786
Bar Harbor Bankshares	20,966	428,126
BayCom Corp. (a)	21,104	449,726
BB&T Corp.	2,114,356	97,556,386
BCB Bancorp, Inc.	12,517	141,943
Berkshire Hills Bancorp, Inc.	70,707	1,725,958
BOK Financial Corp.	50,134	3,629,702
Boston Private Financial Holdings, Inc.	134,374	1,310,818
Bridge Bancorp, Inc.	35,132	966,833
Brookline Bancorp, Inc., Delaware	128,152	1,777,468
Bryn Mawr Bank Corp.	31,986	1,063,215
Business First Bancshares, Inc.	17,207	414,172
Byline Bancorp, Inc.	38,982	682,185
C & F Financial Corp.	3,911	177,951
Cadence Bancorp Class A	199,446	2,816,178
Cambridge Bancorp	7,869	538,790
Camden National Corp.	24,121	989,202
Capital Bancorp, Inc. (a)	18,695	258,739
Capital City Bank Group, Inc.	19,094	508,855
Capstar Financial Holdings, Inc.	23,862	320,705
Carolina Financial Corp.	37,918	1,228,543
Carter Bank & Trust	39,415	666,114
Cathay General Bancorp	118,126	3,635,918
CB Financial Services, Inc.	5,665	166,041
CBTX, Inc.	31,653	789,742
Centerstate Banks of Florida, Inc.	201,780	4,082,009
Central Pacific Financial Corp.	48,026	1,148,782
Central Valley Community Bancorp	22,607	388,840
Century Bancorp, Inc. Class A (non-vtg.)	5,679	410,592
Chemung Financial Corp.	5,246	188,331
CIT Group, Inc.	145,267	5,768,553
Citigroup, Inc.	3,431,643	217,772,065
Citizens & Northern Corp.	25,247	572,854
Citizens Financial Group, Inc.	676,002	21,422,503
City Holding Co.	27,137	1,897,419
Civista Bancshares, Inc.	27,243	521,431
CNB Financial Corp., Pennsylvania	25,443	637,856
Coastal Financial Corp. of Washington (a)	15,353	251,636
Codorus Valley Bancorp, Inc.	17,470	359,882
Colony Bankcorp, Inc.	9,980	148,403
Columbia Banking Systems, Inc.	116,014	3,851,665
Comerica, Inc.	223,025	11,740,036
Commerce Bancshares, Inc.	164,621	10,048,466
Community Bank System, Inc.	80,246	4,879,759
Community Bankers Trust Corp.	17,049	139,290
Community Financial Corp.	6,525	207,104
Community Trust Bancorp, Inc.	26,983	1,043,702
ConnectOne Bancorp, Inc.	47,609	1,000,265
County Bancorp, Inc.	7,793	192,020
CrossFirst Bankshares, Inc. (a)(b)	11,708	155,131
Cullen/Frost Bankers, Inc.	91,325	7,158,967
Customers Bancorp, Inc. (a)	49,238	999,039
CVB Financial Corp.	206,873	3,835,425
Eagle Bancorp, Inc.	56,310	2,107,120
East West Bancorp, Inc.	231,906	8,984,038
Enterprise Bancorp, Inc.	10,967	301,263
Enterprise Financial Services Corp.	44,300	1,695,361
Equity Bancshares, Inc. (a)	23,730	621,251
Esquire Financial Holdings, Inc. (a)	9,982	228,688
Evans Bancorp, Inc.	4,444	174,516
Farmers & Merchants Bancorp, Inc.	13,108	348,673
Farmers National Banc Corp.	47,695	716,856
FB Financial Corp.	29,717	967,883
Fidelity D & D Bancorp, Inc. (b)	5,673	279,679
Fifth Third Bancorp	1,106,358	26,995,135
Financial Institutions, Inc.	21,594	581,095
First Bancorp, North Carolina	47,869	1,536,595
First Bancorp, Puerto Rico	345,031	2,739,546
First Bancshares, Inc.	28,005	835,669
First Bank Hamilton New Jersey	17,697	172,546
First Busey Corp.	79,715	1,759,310
First Business Finance Services, Inc.	8,017	192,408
First Capital, Inc. (b)	5,994	368,631
First Choice Bancorp	11,465	259,682
First Citizens Bancshares, Inc.	13,624	6,175,895
First Commonwealth Financial Corp.	159,221	1,878,808
First Community Bankshares, In	21,841	571,361
First Community Corp.	13,413	261,554
First Financial Bancorp, Ohio	157,189	3,238,093
First Financial Bankshares, Inc.	211,129	6,067,847
First Financial Corp., Indiana	19,406	775,270
First Financial Northwest, Inc.	2,998	41,822
First Foundation, Inc.	63,218	915,081
First Hawaiian, Inc.	203,557	4,875,190
First Horizon National Corp.	484,374	6,456,705
First Internet Bancorp	13,430	326,215
First Interstate Bancsystem, Inc.	56,998	1,941,352
First Merchants Corp.	88,198	3,085,166
First Mid-Illinois Bancshares, Inc.	24,657	694,588
First Midwest Bancorp, Inc., Delaware	170,171	3,088,604
First Northwest Bancorp	20,578	327,602
First of Long Island Corp.	34,821	721,143
First Republic Bank	263,982	26,548,670
First Savings Financial Group, Inc.	2,434	152,003
First United Corp.	6,102	131,986
First Western Financial, Inc. (a)	10,890	203,099
Flushing Financial Corp.	42,143	765,106
FNB Corp., Pennsylvania	500,022	5,045,222
FNCM Bancorp, Inc.	19,280	127,441
Franklin Financial Network, Inc.	18,094	605,968
Franklin Financial Services Corp.	7,585	235,287
Fulton Financial Corp.	258,587	3,736,582
FVCBankcorp, Inc. (a)	20,878	322,148
German American Bancorp, Inc.	38,595	1,152,061
Glacier Bancorp, Inc.	134,908	5,030,719
Great Southern Bancorp, Inc.	19,882	1,020,145
Great Western Bancorp, Inc.	87,930	2,362,679
Guaranty Bancshares, Inc. Texas	14,733	406,778
Hancock Whitney Corp.	144,367	4,836,295
Hanmi Financial Corp.	51,858	808,985
HarborOne Bancorp, Inc.	87,218	871,744
Hawthorn Bancshares, Inc.	7,034	152,919
HBT Financial, Inc.	18,682	289,197
Heartland Financial U.S.A., Inc.	52,731	2,259,523
Heritage Commerce Corp.	91,990	943,817
Heritage Financial Corp., Washington	57,962	1,344,139
Hilltop Holdings, Inc.	111,396	2,320,379
Home Bancshares, Inc.	244,039	4,090,094
HomeTrust Bancshares, Inc.	25,814	613,341
Hope Bancorp, Inc.	220,293	2,689,778
Horizon Bancorp, Inc. Indiana	69,522	1,044,220
Howard Bancorp, Inc. (a)	24,716	389,277
Huntington Bancshares, Inc.	1,601,729	19,653,215
IBERIABANK Corp.	81,057	4,878,821
Independent Bank Corp.	39,569	774,365
Independent Bank Corp., Massachusetts	54,064	3,650,942
Independent Bank Group, Inc.	57,686	2,670,285
International Bancshares Corp.	89,989	3,068,625
Investar Holding Corp.	17,521	374,249
Investors Bancorp, Inc.	344,040	3,626,182
JPMorgan Chase & Co.	4,929,937	572,414,985
KeyCorp	1,529,524	25,007,717
Lakeland Bancorp, Inc.	82,725	1,191,654
Lakeland Financial Corp.	41,964	1,715,069
LCNB Corp.	17,540	277,658
Level One Bancorp, Inc.	9,927	240,730
Live Oak Bancshares, Inc.	44,662	686,455
M&T Bank Corp.	207,690	29,155,522
Macatawa Bank Corp.	33,702	324,887
Mackinac Financial Corp.	9,259	129,533
Mainstreet Bancshares, Inc. (a)	12,877	261,146
Malvern Bancorp, Inc. (a)	4,294	82,101
Mercantil Bank Holding Corp. Class A (a)(b)	38,468	710,119
Mercantile Bank Corp.	23,459	673,039
Metropolitan Bank Holding Corp. (a)	12,518	535,145
Mid Penn Bancorp, Inc.	10,648	226,483
Middlefield Banc Corp.	10,954	260,815
Midland States Bancorp, Inc.	31,097	740,731
MidWestOne Financial Group, Inc.	20,934	601,434
MutualFirst Financial, Inc.	14,231	476,739
MVB Financial Corp.	16,558	292,083
National Bank Holdings Corp.	45,385	1,388,327
National Bankshares, Inc.	10,351	361,767
NBT Bancorp, Inc.	71,153	2,397,145
Nicolet Bankshares, Inc. (a)	13,677	908,837
Northeast Bank	9,096	161,909
Northrim Bancorp, Inc.	11,189	391,056
Norwood Financial Corp.	5,360	165,517
OFG Bancorp	85,323	1,428,307
Ohio Valley Banc Corp.	2,970	82,566
Old National Bancorp, Indiana	264,294	4,165,273
Old Point Financial Corp.	1,327	35,166
Old Second Bancorp, Inc.	33,292	354,227
Opus Bank	37,044	876,831
Origin Bancorp, Inc.	32,572	984,977
Orrstown Financial Services, Inc.	17,921	318,994
Pacific City Financial Corp.	21,803	291,506
Pacific Mercantile Bancorp (a)	23,933	156,282
Pacific Premier Bancorp, Inc.	94,608	2,443,725
PacWest Bancorp	188,629	5,968,222
Park National Corp.	22,600	1,973,432
Parke Bancorp, Inc.	12,173	225,201
Peapack-Gladstone Financial Corp.	24,512	672,854
Penns Woods Bancorp, Inc.	11,259	339,571
People's Utah Bancorp	24,792	594,264
Peoples Bancorp of North Carolina	2,990	76,036
Peoples Bancorp, Inc.	27,094	773,534
Peoples Financial Services Corp.	8,541	375,121
Peoples United Financial, Inc.	699,575	9,787,054
Pinnacle Financial Partners, Inc.	117,082	6,163,196
PNC Financial Services Group, Inc.	690,580	87,289,312
Popular, Inc.	150,255	7,209,235
Preferred Bank, Los Angeles	21,586	1,103,692
Premier Financial Bancorp, Inc.	22,021	366,650
Prosperity Bancshares, Inc.	148,462	9,590,645
QCR Holdings, Inc.	21,933	834,770
RBB Bancorp	15,932	268,773
Regions Financial Corp.	1,543,557	20,868,891
Reliant Bancorp, Inc.	16,054	318,672
Renasant Corp.	92,285	2,614,434
Republic Bancorp, Inc., Kentucky Class A	15,356	548,823
Republic First Bancorp, Inc. (a)	81,890	248,127
Richmond Mutual Bancorp., Inc. (a)	20,485	275,523
S&T Bancorp, Inc.	63,212	2,077,778
Sandy Spring Bancorp, Inc.	57,808	1,778,174
SB One Bancorp	5,564	121,963
Seacoast Banking Corp., Florida (a)	80,780	2,011,422
Select Bancorp, Inc. New (a)	33,142	347,991
ServisFirst Bancshares, Inc.	73,308	2,532,791
Shore Bancshares, Inc.	14,735	229,277
Sierra Bancorp	20,538	489,215
Signature Bank	85,475	10,692,923
Silvergate Capital Corp. (a)	4,555	67,141
Simmons First National Corp. Class A	190,129	4,064,958
SmartFinancial, Inc.	23,618	448,506
South Plains Financial, Inc.	4,215	84,426
South State Corp.	53,414	3,638,562
Southern First Bancshares, Inc. (a)	13,815	526,628
Southern National Bancorp of Virginia, Inc.	27,408	388,920
Southside Bancshares, Inc.	52,500	1,691,550
Spirit of Texas Bancshares, Inc. (a)	21,188	390,707
Sterling Bancorp	319,798	5,302,251
Stock Yards Bancorp, Inc.	33,969	1,186,877
Summit Financial Group, Inc.	14,847	325,446
SVB Financial Group (a)	80,763	16,811,626
Synovus Financial Corp.	235,792	6,842,684
TCF Financial Corp.	238,679	8,697,463
Texas Capital Bancshares, Inc. (a)	77,859	3,665,602
The Bank of Princeton	5,641	153,774
The First Bancorp, Inc.	12,524	319,362
Tompkins Financial Corp.	19,875	1,579,665
TowneBank	104,104	2,400,638
Trico Bancshares	43,601	1,474,586
TriState Capital Holdings, Inc. (a)	38,139	757,822
Triumph Bancorp, Inc. (a)	38,167	1,292,716
Trustmark Corp.	102,169	2,748,346
U.S. Bancorp	2,239,735	104,013,293
UMB Financial Corp.	67,514	3,925,939
Umpqua Holdings Corp.	337,848	5,199,481
Union Bankshares Corp.	130,186	3,871,732
Union Bankshares, Inc.	1,287	38,584
United Bankshares, Inc., West Virginia	157,747	4,555,733
United Community Bank, Inc.	123,873	3,068,334
United Security Bancshares, California	17,486	151,429
Unity Bancorp, Inc.	4,170	71,432
Univest Corp. of Pennsylvania	49,412	1,156,241
Valley National Bancorp	619,372	5,760,160
Veritex Holdings, Inc.	76,727	1,846,819
Washington Trust Bancorp, Inc.	25,038	1,074,631
Webster Financial Corp.	142,184	5,398,726
Wellesley Bancorp, Inc.	1,565	61,301
Wells Fargo & Co.	6,051,347	247,197,525
WesBanco, Inc.	103,229	3,159,840
West Bancorp., Inc.	30,067	614,870
Westamerica Bancorp.	42,647	2,465,850
Western Alliance Bancorp.	145,603	6,703,562
Wintrust Financial Corp.	89,386	4,774,106
Zions Bancorp NA	266,899	10,662,615
		2,340,339,482
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	76,657	5,766,140
Ameriprise Financial, Inc.	198,268	28,015,268
Apollo Global Management LLC Class A	313,407	13,056,536
Ares Management Corp.	116,930	4,044,609
Artisan Partners Asset Management, Inc.	84,647	2,419,211
Ashford, Inc. (a)	2,235	46,600
Assetmark Financial Holdings, Inc. (a)	19,920	527,681
Associated Capital Group, Inc.	5,126	210,935
B. Riley Financial, Inc.	23,337	552,153
Bank of New York Mellon Corp.	1,320,549	52,689,905
BGC Partners, Inc. Class A	460,975	2,148,144
BlackRock, Inc. Class A	185,693	85,977,716
Blucora, Inc. (a)	80,325	1,397,655
BrightSphere Investment Group, Inc.	106,489	995,672
Cboe Global Markets, Inc.	174,301	19,870,314
Charles Schwab Corp.	1,796,220	73,195,965
CME Group, Inc.	563,802	112,095,114
Cohen & Co., Inc. (b)	486	1,939
Cohen & Steers, Inc.	36,183	2,266,865
Cowen Group, Inc. Class A	43,911	657,348
Diamond Hill Investment Group, Inc.	5,519	699,423
Donnelley Financial Solutions, Inc. (a)	55,117	479,518
E*TRADE Financial Corp.	355,639	16,281,153
Eaton Vance Corp. (non-vtg.)	176,187	7,269,476
Evercore, Inc. Class A	61,585	4,102,793
FactSet Research Systems, Inc.	60,080	15,980,679
Federated Hermes, Inc. Class B (non-vtg.)	150,114	4,330,789
Focus Financial Partners, Inc. Class A (a)	47,365	1,287,854
Franklin Resources, Inc.	440,014	9,574,705
Gain Capital Holdings, Inc.	23,604	139,264
GAMCO Investors, Inc. Class A	5,653	87,961
Goldman Sachs Group, Inc.	500,672	100,519,917
Great Elm Capital Group, Inc. (a)	40,893	128,813
Greenhill & Co., Inc.	26,271	384,082
Hamilton Lane, Inc. Class A	40,504	2,516,919
Houlihan Lokey	63,967	3,276,390
Interactive Brokers Group, Inc.	123,106	6,290,717
Intercontinental Exchange, Inc.	874,817	78,051,173
INTL FCStone, Inc. (a)	25,151	1,145,628
Invesco Ltd.	590,558	8,504,035
Janus Henderson Group PLC	245,254	5,199,385
KKR & Co. LP	860,785	24,618,451
Lazard Ltd. Class A	176,540	6,323,663
Legg Mason, Inc.	126,754	6,314,884
LPL Financial	126,263	10,035,383
Manning & Napier, Inc. Class A	15,374	24,906
MarketAxess Holdings, Inc.	59,415	19,270,067
Moelis & Co. Class A	80,835	2,583,487
Moody's Corp.	255,042	61,217,731
Morgan Stanley	1,934,066	87,090,992
Morningstar, Inc.	33,282	4,889,126
MSCI, Inc.	132,776	39,227,341
Northern Trust Corp.	330,939	29,043,207
Och-Ziff Capital Management Group LLC Class A	27,311	619,413
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,623	323,274
Piper Jaffray Companies	24,531	1,719,132
PJT Partners, Inc.	34,334	1,543,313
Pzena Investment Management, Inc.	24,334	158,901
Raymond James Financial, Inc.	193,209	16,158,069
S&P Global, Inc.	383,814	102,059,981
Safeguard Scientifics, Inc.	30,517	269,465
SEI Investments Co.	196,864	10,770,429
Silvercrest Asset Management Group Class A	4,236	48,968
State Street Corp.	572,783	39,012,250
Stifel Financial Corp.	109,314	5,951,054
T. Rowe Price Group, Inc.	368,391	43,473,822
TD Ameritrade Holding Corp.	416,532	17,590,146
The Blackstone Group LP	1,035,531	55,752,989
The NASDAQ OMX Group, Inc.	180,850	18,546,168
Tradeweb Markets, Inc. Class A	102,874	4,960,584
U.S. Global Investments, Inc. Class A	5,385	5,816
Victory Capital Holdings, Inc.	20,662	408,488
Virtu Financial, Inc. Class A	116,655	2,194,281
Virtus Investment Partners, Inc.	11,492	1,268,717
Waddell & Reed Financial, Inc. Class A (b)	113,723	1,564,828
Westwood Holdings Group, Inc.	11,777	298,900
WisdomTree Investments, Inc.	197,212	800,681
		1,288,325,351
Consumer Finance - 0.7%
Ally Financial, Inc.	594,983	14,916,224
American Express Co.	1,056,241	116,112,573
Asta Funding, Inc. (a)	3,151	31,321
Atlanticus Holdings Corp. (a)	8,957	116,441
Capital One Financial Corp.	730,461	64,470,488
Consumer Portfolio Services, Inc. (a)	8,413	30,876
Credit Acceptance Corp. (a)(b)	21,871	8,818,387
CURO Group Holdings Corp.	22,480	207,490
Discover Financial Services	488,668	32,046,847
Elevate Credit, Inc. (a)	23,656	78,065
Encore Capital Group, Inc. (a)(b)	43,356	1,611,109
Enova International, Inc. (a)	52,808	1,014,970
EZCORP, Inc. (non-vtg.) Class A (a)	87,514	420,067
First Cash Financial Services, Inc.	66,187	5,091,104
Green Dot Corp. Class A (a)	73,212	2,500,922
LendingClub Corp. (a)	137,476	1,513,611
LendingTree, Inc. (a)(b)	12,471	3,439,751
Medallion Financial Corp. (a)	35,405	209,244
Navient Corp.	312,072	3,504,569
Nelnet, Inc. Class A	34,890	1,852,659
Nicholas Financial, Inc. (a)	4,023	32,707
OneMain Holdings, Inc.	118,311	4,347,929
Oportun Financial Corp. (a)(b)	7,876	165,632
PRA Group, Inc. (a)	73,137	2,839,178
Regional Management Corp. (a)	14,951	383,493
Santander Consumer U.S.A. Holdings, Inc.	160,502	3,916,249
SLM Corp.	668,680	6,934,212
Synchrony Financial	886,953	25,810,332
World Acceptance Corp. (a)	9,227	720,629
		303,137,079
Diversified Financial Services - 1.5%
Alerus Financial Corp.	3,141	64,265
AXA Equitable Holdings, Inc.	683,860	14,634,604
Berkshire Hathaway, Inc. Class B (a)	3,073,014	634,085,709
Cannae Holdings, Inc. (a)	115,346	4,301,252
FGL Holdings Class A	207,033	2,368,458
Jefferies Financial Group, Inc.	401,047	7,904,636
Marlin Business Services Corp.	9,946	195,538
On Deck Capital, Inc. (a)	82,892	289,293
Rafael Holdings, Inc. (a)	15,784	296,108
Voya Financial, Inc.	209,743	11,040,872
		675,180,735
Insurance - 2.5%
AFLAC, Inc.	1,153,126	49,411,449
Alleghany Corp.	22,542	15,153,860
Allstate Corp.	507,921	53,458,685
AMBAC Financial Group, Inc. (a)	74,773	1,437,137
American Equity Investment Life Holding Co.	140,016	3,539,604
American Financial Group, Inc.	116,816	10,796,135
American International Group, Inc.	1,367,509	57,654,179
American National Insurance Co.	16,438	1,616,842
Amerisafe, Inc.	30,908	2,014,274
Aon PLC	368,373	76,621,584
Arch Capital Group Ltd. (a)	634,771	25,663,792
Argo Group International Holdings, Ltd.	54,072	3,042,091
Arthur J. Gallagher & Co.	294,717	28,731,960
Assurant, Inc.	94,147	11,353,187
Assured Guaranty Ltd.	148,842	6,074,242
Athene Holding Ltd. (a)	182,346	7,521,773
Atlas Financial Holdings, Inc. (a)	6,598	3,697
Axis Capital Holdings Ltd.	131,259	7,366,255
Brighthouse Financial, Inc. (a)	170,127	6,097,352
Brown & Brown, Inc.	363,845	15,648,973
BRP Group, Inc. (a)	39,453	609,154
Chubb Ltd.	712,389	103,317,777
Cincinnati Financial Corp.	237,973	22,188,603
Citizens, Inc. Class A (a)(b)	89,528	522,844
CNA Financial Corp.	51,760	2,152,181
CNO Financial Group, Inc.	228,945	3,667,699
Crawford & Co.:
Class A	27,890	207,502
Class B	22,240	151,899
Donegal Group, Inc. Class A	13,169	187,922
eHealth, Inc. (a)	31,775	3,728,796
Employers Holdings, Inc.	51,187	1,972,747
Enstar Group Ltd. (a)	23,376	4,170,045
Erie Indemnity Co. Class A	29,539	4,221,714
Everest Re Group Ltd.	63,779	15,809,539
FBL Financial Group, Inc. Class A	18,247	871,477
Fednat Holding Co.	13,703	178,687
First American Financial Corp.	176,612	10,084,545
FNF Group	430,992	16,705,250
Genworth Financial, Inc. Class A	807,429	3,148,973
Global Indemnity Ltd.	9,668	307,056
Globe Life, Inc.	154,990	14,361,373
Goosehead Insurance (b)	19,457	1,055,348
Greenlight Capital Re, Ltd. (a)	42,770	360,979
Hallmark Financial Services, Inc. (a)	25,240	357,903
Hanover Insurance Group, Inc.	61,248	7,260,338
Hartford Financial Services Group, Inc.	566,404	28,291,880
HCI Group, Inc.	12,250	520,870
Health Insurance Innovations, Inc. (a)(b)	19,004	558,908
Heritage Insurance Holdings, Inc.	42,440	473,630
Horace Mann Educators Corp.	69,483	2,704,973
Independence Holding Co.	11,293	419,083
Investors Title Co.	2,136	350,219
James River Group Holdings Ltd.	49,222	1,989,061
Kemper Corp.	99,751	6,866,859
Kingstone Companies, Inc.	8,338	58,574
Kinsale Capital Group, Inc.	32,287	3,921,902
Lincoln National Corp.	308,752	14,014,253
Loews Corp.	399,130	18,212,302
Maiden Holdings Ltd. (a)	88,227	82,051
Markel Corp. (a)	21,697	25,637,175
Marsh & McLennan Companies, Inc.	793,615	82,980,384
MBIA, Inc. (a)(b)	130,298	1,016,324
Mercury General Corp.	42,755	1,851,719
MetLife, Inc.	1,224,468	52,309,273
National General Holdings Corp.	103,198	2,009,265
National Western Life Group, Inc.	3,721	889,059
NI Holdings, Inc. (a)	9,696	136,908
Old Republic International Corp.	444,878	8,772,994
Palomar Holdings, Inc.	27,298	1,387,011
Primerica, Inc.	63,990	7,124,647
Principal Financial Group, Inc.	404,145	17,939,997
ProAssurance Corp.	84,701	2,299,632
Progressive Corp.	919,020	67,235,503
ProSight Global, Inc.	13,713	183,754
Protective Insurance Corp. Class B	10,441	148,889
Prudential Financial, Inc.	630,920	47,602,914
Reinsurance Group of America, Inc.	97,634	11,914,277
RenaissanceRe Holdings Ltd.	68,850	11,732,040
RLI Corp.	63,000	5,063,940
Safety Insurance Group, Inc.	23,858	1,878,579
Selective Insurance Group, Inc.	94,058	5,246,555
State Auto Financial Corp.	29,517	737,335
Stewart Information Services Corp.	40,148	1,452,555
The Travelers Companies, Inc.	406,581	48,712,470
Third Point Reinsurance Ltd. (a)	134,065	1,195,860
Tiptree, Inc.	23,381	153,847
Trupanion, Inc. (a)(b)	48,469	1,489,937
United Fire Group, Inc.	35,603	1,365,019
United Insurance Holdings Corp.	35,027	329,254
Universal Insurance Holdings, Inc.	51,189	1,059,100
Unum Group	318,890	7,433,326
W.R. Berkley Corp.	226,597	15,213,723
Watford Holdings Ltd. (a)	8,623	196,863
White Mountains Insurance Group Ltd.	4,761	4,713,866
Willis Group Holdings PLC	201,618	38,156,207
		1,156,842,188
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	52,136	780,476
AGNC Investment Corp.	848,079	14,451,266
Annaly Capital Management, Inc.	2,268,899	20,102,445
Anworth Mortgage Asset Corp.	223,146	729,687
Apollo Commercial Real Estate Finance, Inc.	225,166	3,647,689
Arbor Realty Trust, Inc.	106,334	1,290,895
Ares Commercial Real Estate Corp.	43,548	664,542
Arlington Asset Investment Corp.	70,553	399,330
Armour Residential REIT, Inc.	103,020	1,862,602
Blackstone Mortgage Trust, Inc.	210,628	7,595,246
Capstead Mortgage Corp.	145,853	1,035,556
Cherry Hill Mortgage Investment Corp.	21,944	312,921
Chimera Investment Corp.	301,988	5,934,064
Colony NorthStar Credit Real Estate, Inc.	139,768	1,779,247
Dynex Capital, Inc.	34,158	584,102
Ellington Financial LLC	62,011	1,025,042
Ellington Residential Mortgage REIT	10,958	119,333
Exantas Capital Corp.	44,506	510,039
Granite Point Mortgage Trust, Inc.	86,838	1,425,880
Great Ajax Corp.	32,563	460,115
Hunt Companies Finance Trust, Inc.	4,306	12,574
Invesco Mortgage Capital, Inc.	252,342	4,057,659
KKR Real Estate Finance Trust, Inc.	41,076	806,733
Ladder Capital Corp. Class A	149,130	2,274,233
MFA Financial, Inc.	697,011	5,039,390
New Residential Investment Corp.	649,619	10,108,072
New York Mortgage Trust, Inc.	574,195	3,272,912
Orchid Island Capital, Inc.	79,824	457,392
PennyMac Mortgage Investment Trust	162,510	3,363,957
Redwood Trust, Inc.	177,667	3,034,552
Starwood Property Trust, Inc.	447,762	9,931,361
TPG RE Finance Trust, Inc.	88,580	1,702,508
Tremont Mortgage Trust	13,468	67,609
Two Harbors Investment Corp.	451,017	6,111,280
Western Asset Mortgage Capital Corp.	74,393	745,418
ZAIS Financial Corp.	53,558	776,591
		116,472,718
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	83,286	2,074,654
Bridgewater Bancshares, Inc. (a)	40,020	500,250
Capitol Federal Financial, Inc.	229,629	2,802,622
Columbia Financial, Inc. (a)	85,902	1,333,199
Dime Community Bancshares, Inc.	53,353	895,263
ESSA Bancorp, Inc.	14,301	236,539
Essent Group Ltd.	157,271	6,863,306
Farmer Mac Class C (non-vtg.)	16,086	1,207,415
First Defiance Financial Corp.	64,010	1,530,799
Flagstar Bancorp, Inc.	53,574	1,707,939
FS Bancorp, Inc.	6,824	326,119
Hingham Institution for Savings	2,406	440,202
Home Bancorp, Inc.	10,333	341,712
HomeStreet, Inc.	39,771	1,077,396
Impac Mortgage Holdings, Inc. (a)	16,166	104,271
Kearny Financial Corp.	132,541	1,446,022
Luther Burbank Corp.	21,747	226,821
Merchants Bancorp/IN	23,973	431,993
Meridian Bancorp, Inc. Maryland	90,786	1,498,877
Meta Financial Group, Inc.	55,244	1,814,765
MGIC Investment Corp.	556,164	6,690,653
MMA Capital Management, LLC (a)	7,609	229,716
New York Community Bancorp, Inc.	738,556	7,983,790
NMI Holdings, Inc. (a)	110,350	2,575,569
Northfield Bancorp, Inc.	70,493	996,066
Northwest Bancshares, Inc.	162,395	2,255,667
OceanFirst Financial Corp.	93,902	1,919,357
Ocwen Financial Corp. (a)	159,955	199,944
OP Bancorp	28,065	248,375
PB Bancorp, Inc.	5,514	83,758
PCSB Financial Corp.	32,661	599,656
PDL Community Bancorp (a)	12,371	173,813
Pennymac Financial Services, Inc.	66,148	2,332,378
Pioneer Bancorp, Inc. (a)	18,130	246,931
Provident Bancorp, Inc. (a)	5,332	58,599
Provident Financial Holdings, Inc.	2,162	42,700
Provident Financial Services, Inc.	98,058	1,959,199
Radian Group, Inc.	316,865	6,730,213
Riverview Bancorp, Inc.	36,754	237,063
Sachem Capital Corp.	9,633	36,798
Security National Financial Corp. Class A	9,596	50,187
Southern Missouri Bancorp, Inc.	9,211	302,305
Sterling Bancorp, Inc.	31,816	222,712
Territorial Bancorp, Inc.	9,340	237,423
TFS Financial Corp.	92,840	1,897,650
Timberland Bancorp, Inc.	9,834	228,641
Trustco Bank Corp., New York	156,982	1,076,897
Walker & Dunlop, Inc.	46,716	3,029,533
Washington Federal, Inc.	124,220	3,725,358
Waterstone Financial, Inc.	41,813	695,350
Westfield Financial, Inc.	30,118	266,243
WMI Holdings Corp. (a)	114,129	1,464,275
WSFS Financial Corp.	81,255	2,800,047
		78,457,030

TOTAL FINANCIALS		5,958,754,583

HEALTH CARE - 14.0%
Biotechnology - 2.7%
89Bio, Inc. (a)(b)	9,764	348,282
AbbVie, Inc.	2,321,659	198,989,393
Abeona Therapeutics, Inc. (a)(b)	99,135	305,336
ACADIA Pharmaceuticals, Inc. (a)(b)	174,824	7,471,978
Acceleron Pharma, Inc. (a)	70,331	6,043,543
Acorda Therapeutics, Inc. (a)(b)	62,376	89,821
Actinium Pharmaceuticals, Inc. (a)	117,751	28,060
Adamas Pharmaceuticals, Inc. (a)	27,046	123,330
ADMA Biologics, Inc. (a)	84,044	244,988
Aduro Biotech, Inc. (a)	72,901	222,348
Advaxis, Inc. (a)(b)	79,002	64,007
Adverum Biotechnologies, Inc. (a)(b)	83,568	1,028,722
Aeglea BioTherapeutics, Inc. (a)	30,911	211,122
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	989
Agenus, Inc. (a)(b)	162,150	410,240
AgeX Therapeutics, Inc. (a)(b)	24,431	28,096
Agios Pharmaceuticals, Inc. (a)(b)	91,986	4,367,495
Aimmune Therapeutics, Inc. (a)(b)	65,956	1,570,412
Akebia Therapeutics, Inc. (a)	199,588	1,770,346
Akero Therapeutics, Inc. (a)	13,020	283,445
Albireo Pharma, Inc. (a)	14,780	345,556
Aldeyra Therapeutics, Inc. (a)	41,467	157,575
Alector, Inc. (b)	58,179	1,598,759
Alexion Pharmaceuticals, Inc. (a)	345,847	32,519,993
Alkermes PLC (a)	253,721	5,287,546
Allakos, Inc. (a)(b)	38,101	2,374,835
Allena Pharmaceuticals, Inc. (a)	13,108	25,823
Allogene Therapeutics, Inc. (a)(b)	80,601	2,176,227
Alnylam Pharmaceuticals, Inc. (a)	173,935	20,465,192
Alpine Immune Sciences, Inc. (a)	8,522	27,100
Altimmune, Inc. (a)	9,692	35,860
AMAG Pharmaceuticals, Inc. (a)(b)	58,146	450,632
Amgen, Inc.	932,816	186,311,340
Amicus Therapeutics, Inc. (a)	417,381	3,983,902
AnaptysBio, Inc. (a)	40,696	608,405
Anavex Life Sciences Corp. (a)	62,171	236,872
Anika Therapeutics, Inc. (a)	21,663	904,647
Anixa Biosciences, Inc. (a)(b)	17,792	53,198
Apellis Pharmaceuticals, Inc. (a)	80,063	2,771,781
Applied Genetic Technologies Corp. (a)	19,402	91,771
Applied Therapeutics, Inc. (a)	12,680	526,854
Aprea Therapeutics, Inc.	10,548	361,796
Aptevo Therapeutics, Inc. (a)	18,110	7,787
Aptinyx, Inc. (a)	40,709	131,083
AquaBounty Technologies, Inc. (a)	967	1,702
AquaMed Technologies, Inc. (c)	439	0
Aravive, Inc. (a)	19,699	168,229
Arcturus Therapeutics Holdings, Inc. (a)	16,551	229,231
Arcus Biosciences, Inc. (a)	53,356	812,078
Ardelyx, Inc. (a)	98,278	680,084
Arena Pharmaceuticals, Inc. (a)	76,683	3,420,062
Arrowhead Pharmaceuticals, Inc. (a)	158,464	5,603,287
Artara Therapeutics, Inc. (a)	97	2,765
Assembly Biosciences, Inc. (a)	45,323	821,253
Atara Biotherapeutics, Inc. (a)	88,228	1,071,970
Athenex, Inc. (a)(b)	77,296	944,557
Athersys, Inc. (a)(b)	184,303	221,164
Atreca, Inc. (b)	14,410	340,652
aTyr Pharma, Inc.	330	1,224
AVEO Pharmaceuticals, Inc. (a)	17,003	74,813
Avid Bioservices, Inc. (a)	69,506	437,888
AVROBIO, Inc. (a)	33,104	638,907
Bellicum Pharmaceuticals, Inc. (a)(b)	5,352	48,168
Bio Path Holdings, Inc. (a)	3,392	18,588
Biocept, Inc. (a)	1,551	1,210
BioCryst Pharmaceuticals, Inc. (a)	217,244	651,732
Biogen, Inc. (a)	283,921	87,558,397
Biohaven Pharmaceutical Holding Co. Ltd. (a)	69,046	3,049,071
BioMarin Pharmaceutical, Inc. (a)	279,893	25,293,930
Biospecifics Technologies Corp. (a)	9,250	510,508
BioTime, Inc. (a)(b)	256,547	259,112
BioXcel Therapeutics, Inc. (a)	13,329	499,838
bluebird bio, Inc. (a)	85,791	6,205,263
Blueprint Medicines Corp. (a)	84,261	4,561,048
BrainStorm Cell Therpeutic, Inc. (a)	10,858	75,789
Brickell Biotech, Inc. (a)(b)	662	1,940
Bridgebio Pharma, Inc.	33,806	1,077,735
Cabaletta Bio, Inc. (a)	20,896	312,186
Calithera Biosciences, Inc. (a)	84,055	544,676
Calyxt, Inc. (a)	14,780	93,262
Cancer Genetics, Inc. (a)	228	837
Capricor Therapeutics, Inc. (a)	2,223	2,623
CareDx, Inc. (a)	59,092	1,377,435
CASI Pharmaceuticals, Inc. (a)(b)	76,913	136,136
Castle Biosciences, Inc. (b)	6,971	208,712
Catabasis Pharmaceuticals, Inc. (a)	17,858	87,147
Catalyst Biosciences, Inc. (a)	16,360	94,397
Catalyst Pharmaceutical Partners, Inc. (a)	145,825	613,923
Cel-Sci Corp. (a)(b)	50,619	555,290
Celcuity, Inc. (a)	812	6,894
Celldex Therapeutics, Inc. (a)	20,245	53,244
Cellular Biomedicine Group, Inc. (a)	16,128	257,403
Celsion Corp. (a)	7,523	7,824
Checkpoint Therapeutics, Inc. (a)	46,405	81,209
ChemoCentryx, Inc. (a)	66,533	2,977,352
Chimerix, Inc. (a)	68,012	120,381
Cidara Therapeutics, Inc. (a)(b)	43,932	127,403
Cleveland Biolabs, Inc. (a)(b)	1,253	4,185
Clovis Oncology, Inc. (a)(b)	113,262	852,863
CohBar, Inc. (a)(b)	61,277	98,043
Coherus BioSciences, Inc. (a)	98,164	1,899,473
Conatus Pharmaceuticals, Inc. (a)	25,771	10,182
Concert Pharmaceuticals, Inc. (a)	23,551	199,241
Constellation Pharmaceuticals, Inc. (a)	26,632	941,175
ContraFect Corp. (a)(b)	17,449	153,551
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	88,284	418,466
Cortexyme, Inc.	8,894	446,924
Corvus Pharmaceuticals, Inc. (a)(b)	14,116	48,559
Crinetics Pharmaceuticals, Inc. (a)(b)	11,668	240,127
CTI BioPharma Corp. (a)	66,932	65,687
CTI BioPharma Corp. rights 3/2/20 (a)	60,514	1
Cue Biopharma, Inc. (a)	32,463	567,778
Curis, Inc. (a)	56,844	73,897
Cyclacel Pharmaceuticals, Inc. (a)	677	362
Cyclerion Therapeutics, Inc. (a)	24,354	104,235
Cytokinetics, Inc. (a)	93,387	1,301,815
CytomX Therapeutics, Inc. (a)	73,662	492,799
Deciphera Pharmaceuticals, Inc. (a)	28,425	1,513,347
Denali Therapeutics, Inc. (a)(b)	117,204	2,317,123
Dicerna Pharmaceuticals, Inc. (a)	84,331	1,664,694
Dyadic International, Inc. (a)(b)	37,918	223,337
Dynavax Technologies Corp. (a)(b)	131,950	520,543
Eagle Pharmaceuticals, Inc. (a)	16,259	746,288
Edge Therapeutics, Inc. (a)	1,777	2,097
Editas Medicine, Inc. (a)(b)	79,330	1,759,539
Eidos Therapeutics, Inc. (a)	8,851	447,684
Eiger Biopharmaceuticals, Inc. (a)	31,415	298,128
Emergent BioSolutions, Inc. (a)	68,359	4,011,306
Enanta Pharmaceuticals, Inc. (a)	24,641	1,253,734
Enochian Biosciences, Inc. (a)(b)	27,857	90,814
Epizyme, Inc. (a)(b)	122,576	2,626,804
Esperion Therapeutics, Inc. (a)(b)	39,779	2,008,442
Evelo Biosciences, Inc. (a)(b)	9,900	50,094
Exact Sciences Corp. (a)(b)	219,178	17,742,459
Exelixis, Inc. (a)	481,519	8,951,438
Exicure, Inc. (a)	134,393	262,066
Fate Therapeutics, Inc. (a)	96,636	2,821,771
FibroGen, Inc. (a)	125,294	5,237,289
Five Prime Therapeutics, Inc. (a)	54,292	207,938
Flexion Therapeutics, Inc. (a)(b)	49,493	781,494
Fortress Biotech, Inc. (a)	56,311	120,506
Forty Seven, Inc. (a)	47,398	2,749,084
Frequency Therapeutics, Inc. (b)	8,177	177,114
G1 Therapeutics, Inc. (a)	44,778	803,317
Galectin Therapeutics, Inc. (a)(b)	62,698	132,920
Galera Therapeutics, Inc. (a)	4,354	74,366
Genocea Biosciences, Inc. (a)	33,261	58,207
Genprex, Inc. (a)	25,317	103,926
GenVec, Inc. rights (a)(c)	814	0
Geron Corp. (a)(b)	291,885	335,668
Gilead Sciences, Inc.	1,985,978	137,747,434
Global Blood Therapeutics, Inc. (a)	92,706	5,929,476
GlycoMimetics, Inc. (a)	51,855	187,715
Gossamer Bio, Inc.	60,706	797,070
Gritstone Oncology, Inc. (a)(b)	27,989	235,108
Halozyme Therapeutics, Inc. (a)	198,771	3,889,948
Harpoon Therapeutics, Inc.	6,512	99,894
Heat Biologics, Inc. (a)	19,197	6,335
Hemispherx Biopharma, Inc. (a)(b)	175	359
Heron Therapeutics, Inc. (a)	125,748	2,345,200
Homology Medicines, Inc. (a)	37,410	598,560
Hookipa Pharma, Inc.	8,657	85,877
iBio, Inc. (a)(b)	2,846	6,973
Idera Pharmaceuticals, Inc. (a)(b)	27,689	44,026
IGM Biosciences, Inc. (a)(b)	19,696	1,012,571
Immunic, Inc. (a)	971	7,535
ImmunoGen, Inc. (a)	270,119	1,202,030
Immunomedics, Inc. (a)(b)	284,356	4,549,696
Incyte Corp. (a)	279,155	21,051,079
Infinity Pharmaceuticals, Inc. (a)	58,399	68,327
Inovio Pharmaceuticals, Inc. (a)(b)	141,976	607,657
Insmed, Inc. (a)	139,591	3,475,816
Intellia Therapeutics, Inc. (a)(b)	62,446	833,654
Intercept Pharmaceuticals, Inc. (a)	40,911	3,761,357
Invitae Corp. (a)(b)	137,667	2,805,653
Ionis Pharmaceuticals, Inc. (a)	202,819	10,299,149
Iovance Biotherapeutics, Inc. (a)	184,058	6,057,349
Ironwood Pharmaceuticals, Inc. Class A (a)	243,544	2,932,270
IsoRay, Inc. (a)(b)	40,230	29,569
Iveric Bio, Inc. (a)	54,438	295,871
Jounce Therapeutics, Inc. (a)	25,391	114,767
Kadmon Holdings, Inc. (a)	212,838	987,568
Kalvista Pharmaceuticals, Inc. (a)	15,671	210,775
Karuna Therapeutics, Inc. (a)	16,264	1,419,197
Karyopharm Therapeutics, Inc. (a)	90,353	1,476,368
Kezar Life Sciences, Inc. (a)	45,922	201,138
Kindred Biosciences, Inc. (a)	54,058	587,610
Kiniksa Pharmaceuticals Ltd. (a)(b)	16,055	296,375
Kodiak Sciences, Inc. (a)(b)	39,287	2,513,189
Krystal Biotech, Inc. (a)(b)	16,753	895,448
Kura Oncology, Inc. (a)	57,824	697,936
La Jolla Pharmaceutical Co. (a)(b)	30,025	204,170
Leap Therapeutics, Inc. (a)(b)	42,530	102,497
Lexicon Pharmaceuticals, Inc. (a)(b)	90,027	249,825
Ligand Pharmaceuticals, Inc. Class B (a)(b)	26,998	2,527,013
LogicBio Therapeutics, Inc. (a)(b)	12,282	98,747
Macrogenics, Inc. (a)	89,454	784,512
Madrigal Pharmaceuticals, Inc. (a)(b)	16,963	1,461,702
Magenta Therapeutics, Inc. (a)(b)	27,280	320,813
MannKind Corp. (a)(b)	293,583	372,850
Marker Therapeutics, Inc. (a)	44,737	110,500
Matinas BioPharma Holdings, Inc. (a)	194,366	194,366
MediciNova, Inc. (a)(b)	60,896	255,763
MEI Pharma, Inc. (a)	133,578	257,806
Merrimack Pharmaceuticals, Inc.	15,717	45,422
Mersana Therapeutics, Inc. (a)	55,196	477,997
Minerva Neurosciences, Inc. (a)	45,867	333,912
Miragen Therapeutics, Inc. (a)	27,850	20,679
Mirati Therapeutics, Inc. (a)	57,019	5,102,630
Mirum Pharmaceuticals, Inc. (a)(b)	12,900	213,624
Moderna, Inc. (a)(b)	350,345	9,084,446
Molecular Templates, Inc. (a)	41,328	664,968
Moleculin Biotech, Inc. (a)	26,434	17,975
Momenta Pharmaceuticals, Inc. (a)	180,355	5,102,243
Morphic Holding, Inc.	11,469	181,210
Mustang Bio, Inc. (a)	51,963	151,732
Myriad Genetics, Inc. (a)	116,550	2,053,611
NanoViricides, Inc. (a)(b)	8,252	78,394
NantKwest, Inc. (a)(b)	53,596	259,405
Natera, Inc. (a)	103,647	3,928,740
Navidea Biopharmaceuticals, Inc. (a)	7,141	6,969
Neoleukin Therapeutics, Inc. (a)	57,527	558,012
Neon Therapeutics, Inc. (a)	6,980	10,470
Neubase Therapeutics, Inc. (a)	1,139	8,132
Neurobo Pharmaceuticals, Inc. (a)(b)	380	5,852
Neurobo Pharmaceuticals, Inc. rights (a)(c)	9,504	0
Neurocrine Biosciences, Inc. (a)	145,731	13,800,726
Neurotrope, Inc. (a)(b)	5,457	5,948
NewLink Genetics Corp. (a)	29,263	40,090
NextCure, Inc.	17,599	734,934
Novavax, Inc. (a)(b)	46,847	749,552
Ocugen, Inc. (a)	961	432
OncoCyte Corp. (a)	42,540	91,461
OncoMed Pharmaceuticals, Inc. rights (a)(c)	27,577	0
OncoSec Medical, Inc. (a)(b)	9,506	13,213
Oncternal Therapeutics, Inc. (a)	2,063	7,468
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
Opko Health, Inc. (a)(b)	641,657	962,486
Oragenics, Inc. (a)	704	526
Organogenesis Holdings, Inc. Class A (a)	26,298	103,088
Organovo Holdings, Inc. (a)	237,910	76,845
Outlook Therapeutics, Inc. (a)(b)	7,165	5,445
OvaScience, Inc. (a)	11,776	90,557
Ovid Therapeutics, Inc. (a)	46,991	154,130
Oyster Point Pharma, Inc. (a)	6,469	229,067
Palatin Technologies, Inc. (a)(b)	273,268	139,558
PDL BioPharma, Inc. (a)	218,274	742,132
Pfenex, Inc. (a)	49,615	575,534
PhaseBio Pharmaceuticals, Inc. (a)	26,632	112,121
Pieris Pharmaceuticals, Inc. (a)	79,436	247,046
Polarityte, Inc. (a)	26,836	36,497
Portola Pharmaceuticals, Inc. (a)(b)	113,633	1,148,830
Precigen, Inc. (a)(b)	109,166	413,739
Precision BioSciences, Inc. (a)	23,892	191,375
Prevail Therapeutics, Inc.	11,879	151,814
Principia Biopharma, Inc. (a)	29,009	1,872,821
Progenics Pharmaceuticals, Inc. (a)	149,784	706,980
Protagonist Therapeutics, Inc. (a)	34,266	267,275
Proteostasis Therapeutics, Inc. (a)(b)	58,487	91,240
Prothena Corp. PLC (a)	66,285	706,598
PTC Therapeutics, Inc. (a)	97,641	5,354,632
Puma Biotechnology, Inc. (a)(b)	56,522	607,894
Ra Pharmaceuticals, Inc. (a)	52,998	2,478,186
Radius Health, Inc. (a)	68,394	1,440,378
RAPT Therapeutics, Inc. (a)(b)	4,681	92,543
Recro Pharma, Inc. (a)	26,670	382,448
Regeneron Pharmaceuticals, Inc. (a)	125,505	55,795,758
REGENXBIO, Inc. (a)	50,153	2,006,120
Regulus Therapeutics, Inc. (a)	5,043	3,745
Repligen Corp. (a)	74,004	6,334,742
Replimune Group, Inc. (a)	13,783	191,170
Retrophin, Inc. (a)(b)	64,592	1,000,853
Rexahn Pharmaceuticals, Inc. (a)	2,486	5,718
Rhythm Pharmaceuticals, Inc. (a)(b)	45,703	872,013
Rigel Pharmaceuticals, Inc. (a)	264,536	560,816
Rocket Pharmaceuticals, Inc. (a)(b)	60,078	1,170,920
Rubius Therapeutics, Inc. (a)(b)	57,068	477,659
Sage Therapeutics, Inc. (a)	81,184	3,815,648
Salarius Pharmaceuticals, Inc. (a)	287	248
Salarius Pharmaceuticals, Inc. rights (a)(c)	7,499	922
Sangamo Therapeutics, Inc. (a)(b)	179,540	1,531,476
Sarepta Therapeutics, Inc. (a)	110,478	12,646,417
Savara, Inc. (a)	39,095	89,528
Scholar Rock Holding Corp. (a)	28,218	398,156
Seattle Genetics, Inc. (a)	179,530	20,441,286
Selecta Biosciences, Inc. (a)(b)	48,675	194,700
Seneca Biopharma, Inc. (a)	289	268
Seres Therapeutics, Inc. (a)	90,027	282,685
Sesen Bio, Inc. (a)	103,975	79,021
Soleno Therapeutics, Inc. (a)	27,507	76,469
Solid Biosciences, Inc. (a)(b)	20,178	66,587
Soligenix, Inc. (a)	23,654	71,435
Sophiris Bio, Inc. (a)(b)	40,486	21,676
Sorrento Therapeutics, Inc. (a)(b)	196,730	426,904
Spectrum Pharmaceuticals, Inc. (a)	167,060	477,792
Spero Therapeutics, Inc. (a)	12,612	120,318
Spero Therapeutics, Inc. rights 3/3/20 (a)	1,917	1,035
Spring Bank Pharmaceuticals, Inc. (a)	6,449	8,835
Springworks Therapeutics, Inc. (a)	15,791	504,680
Stemline Therapeutics, Inc. (a)(b)	79,784	480,300
Stoke Therapeutics, Inc.	15,403	381,224
Sunesis Pharmaceuticals, Inc. (a)(b)	90,938	89,583
Surface Oncology, Inc. (a)	7,134	22,543
Sutro Biopharma, Inc. (a)	10,399	101,182
Syndax Pharmaceuticals, Inc. (a)	32,453	305,383
Synlogic, Inc. (a)	30,139	62,086
Synthetic Biologics, Inc. (a)	1,708	727
Syros Pharmaceuticals, Inc. (a)	56,014	327,682
T2 Biosystems, Inc. (a)(b)	56,110	38,682
TCR2 Therapeutics, Inc.	23,812	282,887
Tenax Therapeutics, Inc. (a)	49	56
TG Therapeutics, Inc. (a)(b)	135,302	1,698,040
Tocagen, Inc. (a)(b)	32,367	45,961
TRACON Pharmaceuticals, Inc. (a)(b)	290	882
Translate Bio, Inc. (a)(b)	68,210	517,032
Trevena, Inc. (a)	127,215	90,933
Trovagene, Inc. (a)	332	455
Turning Point Therapeutics, Inc.	23,842	1,181,848
Twist Bioscience Corp. (a)	35,721	1,093,777
Tyme, Inc. (a)(b)	58,665	69,811
Ultragenyx Pharmaceutical, Inc. (a)	85,066	4,770,501
United Therapeutics Corp. (a)	68,555	7,058,423
UNITY Biotechnology, Inc. (a)(b)	45,725	274,807
Unum Therapeutics, Inc. (a)(b)	11,491	7,699
Vanda Pharmaceuticals, Inc. (a)	81,321	896,971
Vaxart, Inc. (a)(b)	62,997	180,801
VBI Vaccines, Inc. (a)(b)	271,944	326,333
Veracyte, Inc. (a)	69,656	1,719,807
Verastem, Inc. (a)	99,207	276,788
Vericel Corp. (a)	66,657	1,029,184
Vertex Pharmaceuticals, Inc. (a)	403,080	90,302,012
Viela Bio, Inc. (b)	14,193	619,383
Viking Therapeutics, Inc. (a)(b)	120,202	711,596
VistaGen Therapeutics, Inc. (a)	15,774	8,083
Voyager Therapeutics, Inc. (a)	41,094	447,925
vTv Therapeutics, Inc. Class A (a)(b)	39,197	134,054
X4 Pharmaceuticals, Inc. (a)	23,599	252,037
Xbiotech, Inc. (a)(b)	36,615	448,900
Xencor, Inc. (a)	79,324	2,577,237
XOMA Corp. (a)	9,681	235,248
Y-mAbs Therapeutics, Inc. (a)	26,295	773,599
Yield10 Bioscience, Inc. (a)	12	79
Zafgen, Inc. (a)(b)	47,213	53,823
ZIOPHARM Oncology, Inc. (a)(b)	268,544	829,801
		1,226,848,206
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	2,779,191	214,081,083
Abiomed, Inc. (a)	71,342	10,719,849
Accuray, Inc. (a)	142,466	422,412
Akers Biosciences, Inc. (a)(b)	549	1,532
Align Technology, Inc. (a)	112,202	24,499,307
Alphatec Holdings, Inc. (a)	59,600	348,660
Angiodynamics, Inc. (a)	60,242	692,181
Antares Pharma, Inc. (a)	244,285	757,284
Apollo Endosurgery, Inc. (a)	72	188
Atossa Therapeutics, Inc. (a)(b)	24,498	29,643
Atricure, Inc. (a)	67,294	2,585,435
Atrion Corp.	2,377	1,464,969
Avanos Medical, Inc. (a)	78,828	2,554,815
Avinger, Inc. (a)(b)	3,961	2,416
AxoGen, Inc. (a)	53,815	666,230
Axonics Modulation Technologies, Inc. (a)(b)	26,729	947,409
Baxter International, Inc.	801,218	66,877,666
Becton, Dickinson & Co.	424,988	101,070,646
Bellerophon Therapeutics, Inc. (a)	1,739	12,173
Beyond Air, Inc. (a)	12,451	103,094
BioLase Technology, Inc. (a)	4,396	2,835
BioLife Solutions, Inc. (a)(b)	16,846	238,371
BioSig Technologies, Inc. (a)(b)	30,625	110,863
Boston Scientific Corp. (a)	2,186,907	81,768,453
Bovie Medical Corp. (a)	40,988	247,977
Cantel Medical Corp.	59,411	3,748,834
Cardiovascular Systems, Inc. (a)	54,358	2,044,948
Cerus Corp. (a)	262,826	1,350,926
Chembio Diagnostics, Inc. (a)(b)	11,471	51,046
Co.-Diagnostics, Inc. (a)(b)	5,591	73,969
ConforMis, Inc. (a)	98,971	77,118
CONMED Corp.	44,266	4,189,334
Cryolife, Inc. (a)	65,370	1,675,433
CryoPort, Inc. (a)(b)	53,006	885,200
Cutera, Inc. (a)	20,410	505,760
CytoSorbents Corp. (a)(b)	35,335	213,070
Danaher Corp.	1,003,517	145,088,488
Dare Bioscience, Inc. (a)	12,167	13,262
Dentsply Sirona, Inc.	349,303	17,199,680
DexCom, Inc. (a)	143,167	39,514,092
Edwards Lifesciences Corp. (a)	327,107	67,004,598
Ekso Bionics Holdings, Inc. (a)(b)	79,915	23,863
electroCore, Inc. (a)	9,972	7,281
Endologix, Inc. (a)(b)	28,974	36,218
ENDRA Life Sciences, Inc. (a)(b)	2,359	2,571
Envista Holdings Corp. (a)	249,112	6,322,463
Fonar Corp. (a)	12,634	252,427
Genmark Diagnostics, Inc. (a)	85,679	299,020
Glaukos Corp. (a)(b)	61,750	2,715,765
Globus Medical, Inc. (a)	121,048	5,475,001
Haemonetics Corp. (a)	79,156	8,574,969
Helius Medical Technologies, Inc. (U.S.) (a)(b)	18,755	17,067
Heska Corp. (a)	11,472	1,095,232
Hill-Rom Holdings, Inc.	104,588	10,045,677
Hologic, Inc. (a)	425,234	20,037,026
ICU Medical, Inc. (a)	30,903	6,051,116
IDEXX Laboratories, Inc. (a)	134,933	34,341,798
Inogen, Inc. (a)	30,038	1,375,140
Insulet Corp. (a)	96,689	18,368,009
Integer Holdings Corp. (a)	52,762	4,757,550
Integra LifeSciences Holdings Corp. (a)	110,519	5,758,040
IntriCon Corp. (a)	10,604	157,788
Intuitive Surgical, Inc. (a)	181,605	96,969,806
Invacare Corp.	53,582	406,152
InVivo Therapeutics Holdings Corp. (a)	43	264
IRadimed Corp. (a)	7,211	171,189
iRhythm Technologies, Inc. (a)	40,930	3,559,682
Iridex Corp. (a)	3,436	9,724
Kewaunee Scientific Corp.	970	11,194
Lantheus Holdings, Inc. (a)	61,622	958,222
LeMaitre Vascular, Inc.	27,378	780,273
LivaNova PLC (a)	77,467	5,400,999
Masimo Corp. (a)	76,004	12,413,733
Medtronic PLC	2,107,200	212,131,824
Meridian Bioscience, Inc.	68,037	543,616
Merit Medical Systems, Inc. (a)	85,733	3,087,245
Mesa Laboratories, Inc.	6,683	1,599,175
Microbot Medical, Inc. (a)(b)	10,061	84,512
Milestone Scientific, Inc. (a)(b)	20,141	44,310
Misonix, Inc. (a)	20,700	286,695
Motus GI Holdings, Inc. (a)	46,375	66,316
Myomo, Inc. (a)	259	1,202
Natus Medical, Inc. (a)	54,010	1,451,789
Neogen Corp. (a)	82,391	5,005,253
Neuronetics, Inc. (a)	9,442	27,335
Nevro Corp. (a)	48,790	6,350,019
NuVasive, Inc. (a)	80,823	5,318,962
Obalon Therapeutics, Inc. (a)(b)	532	745
OraSure Technologies, Inc. (a)	107,374	647,465
Orthofix International NV (a)	33,966	1,200,358
OrthoPediatrics Corp. (a)	17,000	789,140
Penumbra, Inc. (a)(b)	50,981	8,455,709
Predictive Oncology, Inc. (a)(b)	1,361	2,668
Pulse Biosciences, Inc. (a)(b)	15,770	108,025
Quidel Corp. (a)	61,386	4,741,455
Repro Medical Systems, Inc. (a)	30,290	245,349
ResMed, Inc.	224,884	35,747,561
Retractable Technologies, Inc. (a)	3,701	6,070
Rockwell Medical Technologies, Inc. (a)(b)	82,108	230,723
RTI Biologics, Inc. (a)	96,883	358,467
Seaspine Holdings Corp. (a)	32,323	456,724
Second Sight Medical Products, Inc. (a)(b)	4,133	17,813
Senseonics Holdings, Inc. (a)(b)	165,924	232,294
Shockwave Medical, Inc. (a)	15,640	627,790
SI-BONE, Inc. (a)	30,711	593,029
Sientra, Inc. (a)	75,805	317,623
Silk Road Medical, Inc.	11,592	461,941
Sintx Technologies, Inc. (a)	136	86
SmileDirectClub, Inc. (a)(b)	93,643	700,450
Soliton, Inc. (b)	12,391	130,477
Staar Surgical Co. (a)	47,916	1,503,604
Stereotaxis, Inc. (a)	52,987	193,403
STERIS PLC	132,750	21,056,805
STRATA Skin Sciences, Inc. (a)	566	877
Stryker Corp.	505,994	96,437,396
SurModics, Inc. (a)	20,822	726,896
Tactile Systems Technology, Inc. (a)	32,202	1,623,303
Tandem Diabetes Care, Inc. (a)	87,977	6,568,363
Tela Bio, Inc. (a)	2,661	41,219
Teleflex, Inc.	72,678	24,348,584
The Cooper Companies, Inc.	77,777	25,244,081
Thermogenesis Holdings, Inc. (a)	57	227
TransEnterix, Inc. (a)(b)	22,550	26,609
TransMedics Group, Inc. (b)	12,096	189,907
Utah Medical Products, Inc.	6,131	535,849
Vapotherm, Inc. (a)	25,269	218,830
Varex Imaging Corp. (a)	60,791	1,411,567
Varian Medical Systems, Inc. (a)	142,011	17,463,093
Venus Concept, Inc. (a)	16,173	103,022
Vermillion, Inc. (a)(b)	8,779	6,935
ViewRay, Inc. (a)(b)	206,225	591,866
Viveve Medical, Inc. (a)	320	349
VolitionRx Ltd. (a)	47,170	162,265
West Pharmaceutical Services, Inc.	115,744	17,426,417
Wright Medical Group NV (a)	196,947	5,957,647
Zimmer Biomet Holdings, Inc.	324,548	44,187,210
Zosano Pharma Corp. (a)(b)	15,746	11,479
Zynex, Inc. (a)(b)	27,750	361,305
		1,598,705,831
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	140,398	4,155,781
Addus HomeCare Corp. (a)	20,640	1,574,213
Amedisys, Inc. (a)	50,822	8,843,536
American Renal Associates Holdings, Inc. (a)	26,470	213,084
AmerisourceBergen Corp.	234,674	19,787,712
AMN Healthcare Services, Inc. (a)	75,098	5,527,213
Anthem, Inc.	398,668	102,493,556
Apollo Medical Holdings, Inc. (a)(b)	38,534	673,189
BioScrip, Inc. (a)	56,986	840,544
BioTelemetry, Inc. (a)	56,840	2,428,205
Brookdale Senior Living, Inc. (a)	289,527	1,902,192
Caladrius Biosciences, Inc. (a)	6,721	17,206
Capital Senior Living Corp. (a)	37,902	97,029
Cardinal Health, Inc.	460,123	23,981,611
Catasys, Inc. (a)(b)	11,929	180,366
Centene Corp. (a)	916,922	48,615,204
Chemed Corp.	24,948	10,418,784
Cigna Corp.	586,278	107,253,697
Community Health Systems, Inc. (a)(b)	183,182	903,087
Corvel Corp. (a)	13,823	952,958
Covetrus, Inc. (a)(b)	157,424	1,748,981
Cross Country Healthcare, Inc. (a)	52,702	499,615
CVS Health Corp.	2,044,258	120,979,188
DaVita HealthCare Partners, Inc. (a)	140,166	10,879,685
Encompass Health Corp.	155,500	11,637,620
Enzo Biochem, Inc. (a)	55,775	118,801
Exagen, Inc. (a)	5,198	88,782
Five Star Sr Living, Inc. (a)	29,657	140,574
Fulgent Genetics, Inc. (a)	17,927	266,037
Genesis HealthCare, Inc. Class A (a)	51,369	84,759
Guardant Health, Inc. (a)	63,464	5,518,829
Hanger, Inc. (a)	60,810	1,402,887
HCA Holdings, Inc.	414,818	52,686,034
HealthEquity, Inc. (a)	112,673	7,998,656
Henry Schein, Inc. (a)	230,418	14,041,673
Humana, Inc.	207,711	66,401,052
InfuSystems Holdings, Inc. (a)	19,452	206,191
Interpace Diagnostics Group, Inc. (a)(b)	5,524	45,407
Laboratory Corp. of America Holdings (a)	152,862	26,856,325
LHC Group, Inc. (a)	46,010	5,588,375
Magellan Health Services, Inc. (a)	34,113	2,047,121
McKesson Corp.	282,732	39,542,898
MEDNAX, Inc. (a)	133,341	2,278,798
Molina Healthcare, Inc. (a)	98,856	12,114,803
National Healthcare Corp.	20,076	1,489,840
National Research Corp. Class A	19,538	1,074,395
Owens & Minor, Inc.	113,752	776,926
Patterson Companies, Inc.	138,708	3,299,863
Pennant Group, Inc. (a)	43,281	1,175,945
PetIQ, Inc. Class A (a)(b)	32,178	1,000,736
Precipio, Inc. (a)(b)	9,930	15,193
Premier, Inc. (a)	106,140	3,123,700
Progyny, Inc. (a)(b)	16,292	448,519
Providence Service Corp. (a)	18,588	1,148,367
Psychemedics Corp.	1,921	16,982
Quest Diagnostics, Inc.	210,073	22,280,342
Quorum Health Corp. (a)(b)	43,485	45,659
R1 RCM, Inc. (a)	156,316	1,919,560
RadNet, Inc. (a)	71,317	1,457,006
Select Medical Holdings Corp. (a)	166,790	3,992,953
Sharps Compliance Corp. (a)	8,947	54,219
Surgery Partners, Inc. (a)	30,711	504,275
Tenet Healthcare Corp. (a)	164,679	4,327,764
The Ensign Group, Inc.	77,813	3,462,679
The Joint Corp. (a)	16,388	243,034
Tivity Health, Inc. (a)	67,888	860,141
Triple-S Management Corp.	40,675	609,718
U.S. Physical Therapy, Inc.	19,660	2,048,965
UnitedHealth Group, Inc.	1,488,946	379,621,672
Universal Health Services, Inc. Class B	126,017	15,593,344
		1,174,624,055
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	257,343	1,940,366
Castlight Health, Inc. Class B (a)	106,834	96,824
Cerner Corp.	491,468	34,043,988
Change Healthcare, Inc. (b)	71,072	965,868
Computer Programs & Systems, Inc.	19,541	523,308
Evolent Health, Inc. (a)	123,442	1,140,604
Health Catalyst, Inc. (b)	12,092	367,355
HealthStream, Inc. (a)	43,095	1,048,070
HMS Holdings Corp. (a)	139,897	3,213,434
HTG Molecular Diagnostics (a)(b)	45,075	26,144
iCAD, Inc. (a)	27,213	362,477
Inovalon Holdings, Inc. Class A (a)(b)	119,400	2,325,912
Inspire Medical Systems, Inc. (a)	23,173	1,989,866
Livongo Health, Inc.	20,747	518,882
NantHealth, Inc. (a)	40,006	90,814
Nextgen Healthcare, Inc. (a)	74,870	979,300
Omnicell, Inc. (a)	65,928	5,371,154
OptimizeRx Corp. (a)(b)	17,177	143,428
Phreesia, Inc.	25,446	789,844
Simulations Plus, Inc.	17,387	566,121
Tabula Rasa HealthCare, Inc. (a)(b)	32,153	1,806,034
Teladoc Health, Inc. (a)(b)	114,050	14,251,688
Veeva Systems, Inc. Class A (a)	207,642	29,478,935
Vocera Communications, Inc. (a)(b)	50,551	1,232,939
		103,273,355
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)(b)	18,840	1,501,548
Accelerate Diagnostics, Inc. (a)(b)	41,564	532,435
Adaptive Biotechnologies Corp.	35,105	986,451
Agilent Technologies, Inc.	486,520	37,496,096
Avantor, Inc.	354,563	5,584,367
Bio-Rad Laboratories, Inc. Class A (a)	33,838	11,911,653
Bio-Techne Corp.	59,722	11,280,889
Bruker Corp.	160,490	6,990,944
Champions Oncology, Inc. (a)	6,812	42,916
Charles River Laboratories International, Inc. (a)	76,690	11,930,663
ChromaDex, Inc. (a)(b)	54,643	201,633
Codexis, Inc. (a)	76,381	889,839
Fluidigm Corp. (a)	118,464	393,300
Harvard Bioscience, Inc. (a)	37,493	121,477
Illumina, Inc. (a)	230,585	61,259,517
IQVIA Holdings, Inc. (a)	283,418	39,533,977
Luminex Corp.	63,609	1,574,959
Medpace Holdings, Inc. (a)	43,617	3,922,913
Mettler-Toledo International, Inc. (a)	38,167	26,781,784
Nanostring Technologies, Inc. (a)	54,490	1,943,113
NeoGenomics, Inc. (a)	167,328	4,740,402
Pacific Biosciences of California, Inc. (a)	212,220	721,548
PerkinElmer, Inc.	173,871	15,029,409
Personalis, Inc. (a)(b)	15,181	132,530
PRA Health Sciences, Inc. (a)	99,047	9,330,227
Quanterix Corp. (a)	23,612	538,590
Syneos Health, Inc. (a)	99,317	6,291,732
Thermo Fisher Scientific, Inc.	630,754	183,423,263
Waters Corp. (a)	101,228	19,728,325
		464,816,500
Pharmaceuticals - 4.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	108,373	143,052
Acer Therapeutics, Inc. (a)(b)	6,588	21,609
Aclaris Therapeutics, Inc. (a)(b)	70,209	80,038
Adamis Pharmaceuticals Corp. (a)(b)	67,561	38,185
Adial Pharmaceuticals, Inc. (a)	12,772	18,264
Aerie Pharmaceuticals, Inc. (a)(b)	71,019	1,242,833
Aerpio Pharmaceuticals, Inc. (a)	17,597	11,253
Agile Therapeutics, Inc. (a)(b)	75,791	202,741
Akcea Therapeutics, Inc. (a)(b)	24,494	415,908
Akorn, Inc. (a)	143,839	166,853
Alimera Sciences, Inc. (a)(b)	1,036	7,470
Allergan PLC	515,599	98,309,261
Amneal Pharmaceuticals, Inc. (a)	186,182	716,801
Amphastar Pharmaceuticals, Inc. (a)	53,532	823,857
Ampio Pharmaceuticals, Inc. (a)(b)	143,069	85,155
ANI Pharmaceuticals, Inc. (a)	13,713	658,361
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Aquestive Therapeutics, Inc. (a)(b)	29,801	111,158
Arvinas Holding Co. LLC (a)	23,221	1,094,406
Assertio Therapeutics, Inc. (a)	96,805	104,549
AstraZeneca PLC rights (a)(c)	7,692	0
Avenue Therapeutics, Inc. (a)	6,166	54,754
Axsome Therapeutics, Inc. (a)(b)	42,321	3,301,038
Aytu BioScience, Inc. (a)(b)	10,458	5,543
Baudax Bio, Inc. (a)(b)	10,668	74,463
Biodelivery Sciences International, Inc. (a)	137,019	665,912
BioPharmX Corp. (a)	2,494	909
Bristol-Myers Squibb Co.	3,685,074	217,640,470
Cara Therapeutics, Inc. (a)(b)	62,748	943,102
Cassava Sciences, Inc. (a)(b)	22,534	126,416
Catalent, Inc. (a)	242,852	12,514,164
Cerecor, Inc. (a)	25,208	76,884
Chiasma, Inc. (a)	54,386	242,018
Clearside Biomedical, Inc. (a)(b)	56,255	126,011
Collegium Pharmaceutical, Inc. (a)	48,770	1,158,288
ContraVir Pharmaceuticals, Inc. (a)(b)	188	673
Corcept Therapeutics, Inc. (a)(b)	162,181	2,046,724
CorMedix, Inc. (a)(b)	43,608	226,762
Cumberland Pharmaceuticals, Inc. (a)	5,048	20,899
CymaBay Therapeutics, Inc. (a)	111,411	184,942
Durect Corp. (a)	299,599	530,290
Elanco Animal Health, Inc. (a)	627,871	17,203,665
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,327,081	167,384,727
Eloxx Pharmaceuticals, Inc. (a)	43,872	137,319
Endo International PLC (a)	316,530	1,747,246
Evofem Biosciences, Inc. (a)	35,590	209,981
Evolus, Inc. (a)(b)	37,906	325,613
Eyenovia, Inc. (a)(b)	16,586	63,441
Eyepoint Pharmaceuticals, Inc. (a)(b)	76,339	98,477
Fulcrum Therapeutics, Inc.	5,023	95,035
Harrow Health, Inc. (a)	29,650	163,668
Horizon Pharma PLC (a)	293,098	10,029,814
Innovate Biopharmaceuticals, Inc. (a)	18,554	10,390
Innoviva, Inc. (a)	104,032	1,401,311
Intersect ENT, Inc. (a)	47,960	1,144,326
Intra-Cellular Therapies, Inc. (a)	85,567	1,805,464
Jazz Pharmaceuticals PLC (a)	88,647	10,157,173
Johnson & Johnson	4,136,791	556,315,654
Kala Pharmaceuticals, Inc. (a)(b)	35,273	188,711
Kaleido Biosciences, Inc. (a)(b)	20,113	120,075
KemPharm, Inc. (a)(b)	30,168	9,141
Lannett Co., Inc. (a)(b)	54,109	470,748
Lipocine, Inc. (a)	14,559	7,229
Liquidia Technologies, Inc. (a)	14,596	60,281
Mallinckrodt PLC (a)(b)	129,733	555,257
Marinus Pharmaceuticals, Inc. (a)	125,697	314,243
Menlo Therapeutics, Inc. (a)	10,171	30,004
Merck & Co., Inc.	4,003,085	306,476,188
Mylan NV (a)	810,629	13,934,713
MyoKardia, Inc. (a)	72,142	4,573,081
Nektar Therapeutics (a)(b)	281,374	5,855,393
Neos Therapeutics, Inc. (a)(b)	61,752	95,098
NGM Biopharmaceuticals, Inc. (b)	16,179	291,869
NovaBay Pharmaceuticals, Inc. (a)(b)	4,499	2,587
Novan, Inc. (a)(b)	19,707	4,334
Novus Therapeutics, Inc. (a)	3,229	1,808
Ocular Therapeutix, Inc. (a)(b)	71,187	334,935
Odonate Therapeutics, Inc. (a)(b)	21,403	633,315
Omeros Corp. (a)(b)	74,061	882,067
Onconova Therapeutics, Inc. (a)(b)	6,349	2,729
OptiNose, Inc. (a)(b)	48,331	292,403
Osmotica Pharmaceuticals PLC (a)	15,165	88,412
Otonomy, Inc. (a)	27,001	85,053
Pacira Biosciences, Inc. (a)	64,018	2,777,101
Paratek Pharmaceuticals, Inc. (a)(b)	35,522	169,795
Perrigo Co. PLC	213,100	10,802,039
Pfizer, Inc.	8,701,150	290,792,433
Phathom Pharmaceuticals, Inc. (a)(b)	19,150	691,698
Phibro Animal Health Corp. Class A	34,216	863,954
Plx Pharma PLC/New (a)	205	1,072
Prestige Brands Holdings, Inc. (a)	81,364	3,039,759
Provention Bio, Inc. (a)(b)	55,250	661,895
Pulmatrix, Inc. (a)	13,881	22,210
Reata Pharmaceuticals, Inc. (a)	39,763	7,743,844
Relmada Therapeutics, Inc. (a)	23,025	1,123,160
resTORbio, Inc. (a)(b)	22,391	31,123
Revance Therapeutics, Inc. (a)	65,283	1,509,343
Satsuma Pharmaceuticals, Inc. (a)	10,782	307,179
scPharmaceuticals, Inc. (a)	4,001	35,409
SCYNEXIS, Inc. (a)	87,758	82,317
Seelos Therapeutics, Inc. (a)(b)	32,617	28,605
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (a)	87,379	436,458
Strongbridge Biopharma PLC (a)	41,930	116,146
Supernus Pharmaceuticals, Inc. (a)	80,952	1,456,326
Teligent, Inc. (a)(b)	99,099	41,622
Tetraphase Pharmaceuticals, Inc. (a)(b)	3,115	5,514
TherapeuticsMD, Inc. (a)(b)	340,709	575,798
Theravance Biopharma, Inc. (a)	70,286	1,711,464
Titan Pharmaceuticals, Inc. (a)	1,327	349
Tricida, Inc. (a)	43,247	1,374,390
Urovant Sciences Ltd. (a)(b)	13,986	174,965
Verrica Pharmaceuticals, Inc. (a)(b)	20,020	237,637
VIVUS, Inc. (a)(b)	14,794	26,777
WAVE Life Sciences (a)(b)	28,382	239,544
Xeris Pharmaceuticals, Inc. (a)	36,569	130,186
Zoetis, Inc. Class A	749,783	99,893,589
Zogenix, Inc. (a)	65,350	1,638,978
Zynerba Pharmaceuticals, Inc. (a)(b)	30,528	130,049
		1,876,667,723

TOTAL HEALTH CARE		6,444,935,670

INDUSTRIALS - 9.6%
Aerospace & Defense - 2.3%
AAR Corp.	52,723	1,821,580
Aerojet Rocketdyne Holdings, Inc. (a)	116,502	5,741,219
AeroVironment, Inc. (a)	33,586	1,725,985
Air Industries Group, Inc. (a)	17,165	21,113
Arconic, Inc.	607,423	17,827,865
Astronics Corp. (a)	36,309	735,983
Astrotech Corp. (a)	1,228	2,100
Axon Enterprise, Inc. (a)	93,908	7,265,662
BWX Technologies, Inc.	149,262	8,185,528
CPI Aerostructures, Inc. (a)	4,217	13,368
Cubic Corp.	50,525	2,750,581
Curtiss-Wright Corp.	67,718	8,122,097
Ducommun, Inc. (a)	17,333	773,918
General Dynamics Corp.	368,638	58,867,802
Harris Corp.	347,586	68,728,180
HEICO Corp.	94,179	10,157,205
HEICO Corp. Class A	77,795	6,871,632
Hexcel Corp.	132,952	8,592,688
Huntington Ingalls Industries, Inc.	64,156	13,185,983
Innovative Solutions & Support, Inc. (a)	15,429	86,094
Kratos Defense & Security Solutions, Inc. (a)	146,013	2,374,171
Lockheed Martin Corp.	389,443	144,043,282
Maxar Technologies, Inc.	93,935	1,428,751
Mercury Systems, Inc. (a)	88,216	6,480,347
Micronet Enertec Technologies, Inc. (a)	2,902	2,815
Moog, Inc. Class A	50,450	3,890,704
National Presto Industries, Inc.	9,597	754,132
Northrop Grumman Corp.	245,878	80,854,522
Park Aerospace Corp.	27,841	387,268
Parsons Corp.	31,736	1,240,560
Raytheon Co.	436,825	82,367,722
SIFCO Industries, Inc. (a)	628	2,707
Spirit AeroSystems Holdings, Inc. Class A	162,566	8,589,987
Teledyne Technologies, Inc. (a)	56,976	19,219,144
Textron, Inc.	357,238	14,503,863
The Boeing Co.	840,381	231,197,217
TransDigm Group, Inc.	78,229	43,636,918
Triumph Group, Inc.	81,304	1,544,776
United Technologies Corp.	1,274,057	166,379,104
Vectrus, Inc. (a)	17,816	928,035
Virgin Galactic Holdings, Inc. (a)(b)	130,182	3,202,477
		1,034,505,085
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	93,086	1,666,239
Atlas Air Worldwide Holdings, Inc. (a)	40,197	1,074,064
C.H. Robinson Worldwide, Inc.	211,482	14,571,110
Echo Global Logistics, Inc. (a)	43,365	800,084
Expeditors International of Washington, Inc.	269,781	18,997,978
FedEx Corp.	375,867	53,061,144
Forward Air Corp.	46,643	2,752,403
Hub Group, Inc. Class A (a)	52,426	2,423,654
Radiant Logistics, Inc. (a)	55,584	244,570
United Parcel Service, Inc. Class B	1,100,371	99,572,572
XPO Logistics, Inc. (a)	144,069	10,656,784
		205,820,602
Airlines - 0.3%
Alaska Air Group, Inc.	193,979	9,788,180
Allegiant Travel Co.	20,966	2,841,732
American Airlines Group, Inc.	607,813	11,578,838
Delta Air Lines, Inc.	903,273	41,667,983
Hawaiian Holdings, Inc.	74,937	1,564,685
JetBlue Airways Corp. (a)(b)	456,544	7,204,264
Mesa Air Group, Inc. (a)	46,385	267,641
SkyWest, Inc.	81,828	3,714,991
Southwest Airlines Co.	741,904	34,268,546
Spirit Airlines, Inc. (a)	109,557	3,116,897
United Airlines Holdings, Inc. (a)	339,295	20,897,179
		136,910,936
Building Products - 0.4%
A.O. Smith Corp.	213,470	8,442,739
AAON, Inc.	65,237	3,588,687
Advanced Drain Systems, Inc.	85,041	3,559,816
Allegion PLC	145,470	16,727,595
Alpha PRO Tech Ltd. (a)(b)	10,147	213,087
American Woodmark Corp. (a)	23,880	2,000,428
Apogee Enterprises, Inc.	40,871	1,233,895
Armstrong Flooring, Inc. (a)	37,559	99,156
Armstrong World Industries, Inc.	76,068	7,618,210
Builders FirstSource, Inc. (a)	183,677	4,171,305
CSW Industrials, Inc.	23,129	1,522,813
Fortune Brands Home & Security, Inc.	215,470	13,305,273
Gibraltar Industries, Inc. (a)	50,335	2,550,474
Griffon Corp.	66,919	1,164,391
Insteel Industries, Inc.	26,755	532,157
Jeld-Wen Holding, Inc. (a)	104,712	1,968,586
Johnson Controls International PLC	1,208,748	44,203,914
Lennox International, Inc. (b)	54,710	12,480,992
Masco Corp.	443,411	18,321,743
Masonite International Corp. (a)	40,813	2,999,756
NCI Building Systems, Inc. (a)	74,828	549,986
Owens Corning	170,713	9,643,577
Patrick Industries, Inc.	35,690	1,885,503
PGT, Inc. (a)	97,375	1,477,179
Quanex Building Products Corp.	51,529	865,687
Resideo Technologies, Inc. (a)	191,312	2,056,604
Simpson Manufacturing Co. Ltd.	62,702	4,980,420
Tecogen, Inc. New (a)	1,604	3,208
Trex Co., Inc. (a)	92,503	8,847,912
Universal Forest Products, Inc.	96,848	4,538,297
		181,553,390
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	104,249	3,431,877
ACCO Brands Corp.	165,549	1,326,047
Acme United Corp.	9,376	217,711
ADS Waste Holdings, Inc. (a)	110,169	3,642,187
ADT, Inc. (b)	167,852	1,072,574
Aqua Metals, Inc. (a)(b)	89,321	61,631
ARC Document Solutions, Inc.	47,602	65,691
Brady Corp. Class A	79,239	3,751,174
BrightView Holdings, Inc. (a)	49,547	693,658
Casella Waste Systems, Inc. Class A (a)	71,729	3,475,270
CECO Environmental Corp. (a)	48,247	325,667
Charah Solutions, Inc. (a)	8,915	19,702
Cimpress PLC (a)(b)	41,708	4,855,228
Cintas Corp.	131,148	34,982,418
Clean Harbors, Inc. (a)	80,971	5,629,104
Copart, Inc. (a)	319,522	26,993,219
Covanta Holding Corp.	183,941	2,457,452
Deluxe Corp.	68,583	2,283,814
Document Security Systems, Inc. (a)	3,495	839
Ennis, Inc.	41,340	830,934
Fuel Tech, Inc. (a)	36,624	29,651
Harsco Corp. (a)	123,086	1,475,801
Healthcare Services Group, Inc.	120,236	3,311,299
Heritage-Crystal Clean, Inc. (a)	20,655	543,846
Herman Miller, Inc.	90,277	3,091,084
HNI Corp.	67,916	2,229,682
Hudson Technologies, Inc. (a)(b)	53,713	43,776
IAA Spinco, Inc. (a)	211,548	9,037,331
Industrial Services of America, Inc. (a)(c)	1,142	120
Interface, Inc.	99,616	1,453,397
KAR Auction Services, Inc.	203,798	3,923,112
Kimball International, Inc. Class B	60,232	974,554
Knoll, Inc.	77,008	1,358,421
Matthews International Corp. Class A	50,831	1,502,564
McGrath RentCorp.	39,970	2,775,917
Mobile Mini, Inc.	68,618	2,675,416
MSA Safety, Inc.	55,232	6,720,077
NL Industries, Inc.	6,623	22,320
Odyssey Marine Exploration, Inc. (a)(b)	13,660	50,542
Performant Financial Corp. (a)	21,888	21,888
Perma-Fix Environmental Services, Inc. (a)	4,892	31,798
PICO Holdings, Inc. (a)	28,565	271,082
Pitney Bowes, Inc.	278,249	951,612
Quad/Graphics, Inc.	51,262	246,058
Quest Resource Holding Corp. (a)	2,099	4,597
R.R. Donnelley & Sons Co.	105,289	200,049
Republic Services, Inc.	334,910	30,228,977
Rollins, Inc.	221,394	8,288,991
SP Plus Corp. (a)	36,338	1,326,700
Steelcase, Inc. Class A	136,452	2,213,251
Stericycle, Inc. (a)	144,293	8,286,747
Team, Inc. (a)(b)	49,846	634,540
Tetra Tech, Inc.	85,798	6,938,484
The Brink's Co.	78,931	6,179,508
U.S. Ecology, Inc.	42,130	1,771,988
UniFirst Corp.	23,861	4,433,612
Viad Corp.	31,895	1,601,129
Virco Manufacturing Co. (a)	1,891	7,035
VSE Corp.	13,724	404,172
Waste Management, Inc.	611,967	67,812,063
		279,189,388
Construction & Engineering - 0.2%
AECOM (a)	245,734	11,043,286
Aegion Corp. (a)	51,356	924,922
Ameresco, Inc. Class A (a)	26,938	607,183
Arcosa, Inc.	74,681	3,208,296
Argan, Inc.	22,412	935,253
Comfort Systems U.S.A., Inc.	57,179	2,414,097
Concrete Pumping Holdings, Inc. (a)	49,943	257,706
Construction Partners, Inc. Class A (a)	52,855	899,064
Dycom Industries, Inc. (a)	48,546	1,435,020
EMCOR Group, Inc.	89,077	6,851,803
Fluor Corp.	214,120	1,995,598
Goldfield Corp. (a)	29,034	95,522
Granite Construction, Inc.	72,408	1,471,331
Great Lakes Dredge & Dock Corp. (a)	110,448	1,071,346
HC2 Holdings, Inc. (a)(b)	69,904	267,033
Ies Holdings, Inc. (a)	11,513	268,368
Jacobs Engineering Group, Inc.	211,086	19,491,681
Limbach Holdings, Inc. (a)	9,347	38,790
MasTec, Inc. (a)	95,744	4,699,116
MYR Group, Inc. (a)	29,755	759,050
Northwest Pipe Co. (a)	13,993	441,479
NV5 Holdings, Inc. (a)(b)	18,196	974,032
Orion Group Holdings, Inc. (a)	65,396	257,006
Primoris Services Corp.	72,433	1,374,778
Quanta Services, Inc.	222,148	8,470,503
Sterling Construction Co., Inc. (a)	40,894	558,612
Tutor Perini Corp. (a)(b)	63,345	918,503
Valmont Industries, Inc.	33,194	3,857,807
Williams Scotsman Corp. (a)	84,906	1,489,251
		77,076,436
Electrical Equipment - 0.6%
Acuity Brands, Inc.	62,476	6,426,281
Allied Motion Technologies, Inc.	12,386	477,356
American Superconductor Corp. (a)(b)	29,752	203,801
AMETEK, Inc.	357,365	30,733,390
Atkore International Group, Inc. (a)	73,935	2,728,941
AZZ, Inc.	41,258	1,522,008
Babcock & Wilcox Enterprises, Inc. (a)	32,899	136,531
Bloom Energy Corp. Class A (a)	32,649	296,126
Broadwind Energy, Inc. (a)	11,239	22,928
Capstone Turbine Corp. (a)(b)	8,218	18,491
Eaton Corp. PLC	650,555	59,018,350
Emerson Electric Co.	955,360	61,248,130
Encore Wire Corp.	33,581	1,644,462
Energous Corp. (a)(b)	26,573	36,405
Energy Focus, Inc. (a)	5,644	2,873
EnerSys	67,210	4,138,792
Espey Manufacturing & Electronics Corp.	1,421	30,409
FuelCell Energy, Inc. (a)	314,627	613,523
Generac Holdings, Inc. (a)	98,789	10,174,279
GrafTech International Ltd.	98,363	802,642
Hubbell, Inc. Class B	85,459	11,386,557
Ideal Power, Inc. (a)	2,687	5,965
LSI Industries, Inc.	34,207	227,134
nVent Electric PLC	245,362	5,891,142
Orion Energy Systems, Inc. (a)	45,400	214,742
Plug Power, Inc. (a)(b)	400,860	1,739,732
Powell Industries, Inc.	13,069	436,897
Preformed Line Products Co.	4,117	200,910
Regal Beloit Corp.	64,015	4,970,125
Rockwell Automation, Inc.	181,013	33,215,886
Sensata Technologies, Inc. PLC (a)	248,192	10,126,234
Sunrun, Inc. (a)	126,703	2,450,436
Sunworks, Inc. (a)(b)	1,282	833
Thermon Group Holdings, Inc. (a)	50,474	886,828
TPI Composites, Inc. (a)	49,750	1,181,065
Ultralife Corp. (a)	12,581	89,073
Vicor Corp. (a)	30,419	1,315,318
Vivint Solar, Inc. (a)	68,673	771,885
		255,386,480
Industrial Conglomerates - 1.2%
3M Co.	904,450	134,980,118
Carlisle Companies, Inc.	88,642	12,878,796
General Electric Co.	13,715,317	149,222,649
Honeywell International, Inc.	1,123,760	182,240,159
Raven Industries, Inc.	57,098	1,639,284
Roper Technologies, Inc.	163,896	57,642,223
		538,603,229
Machinery - 1.8%
AGCO Corp.	98,427	5,947,944
Alamo Group, Inc.	15,689	1,737,871
Albany International Corp. Class A	49,825	3,192,288
Allison Transmission Holdings, Inc.	185,490	7,530,894
Altra Industrial Motion Corp.	99,058	2,983,627
Astec Industries, Inc.	37,917	1,423,783
Barnes Group, Inc.	77,639	4,169,214
Blue Bird Corp. (a)	28,793	514,819
Briggs & Stratton Corp. (b)	68,440	216,955
Caterpillar, Inc.	868,771	107,936,109
Chart Industries, Inc. (a)	55,992	3,187,065
CIRCOR International, Inc. (a)	30,957	1,113,833
Colfax Corp. (a)(b)	128,118	4,288,109
Columbus McKinnon Corp. (NY Shares)	40,338	1,254,108
Commercial Vehicle Group, Inc. (a)	49,365	215,231
Crane Co.	79,354	5,392,104
Cummins, Inc.	239,466	36,228,811
Deere & Co.	495,067	77,468,084
Donaldson Co., Inc.	199,044	8,972,904
Douglas Dynamics, Inc.	36,932	1,607,650
Dover Corp.	226,398	23,260,131
Eastern Co.	3,940	100,352
Energy Recovery, Inc. (a)(b)	52,282	514,455
Enerpac Tool Group Corp. Class A	85,207	1,820,874
EnPro Industries, Inc.	34,527	1,862,732
ESCO Technologies, Inc.	40,453	3,677,987
Evoqua Water Technologies Corp. (a)	112,630	2,361,851
ExOne Co. (a)(b)	15,564	94,940
Federal Signal Corp.	95,482	2,768,978
Flowserve Corp.	206,551	8,301,285
Fortive Corp.	465,918	32,222,889
Franklin Electric Co., Inc.	61,461	3,176,919
FreightCar America, Inc. (a)	13,689	21,355
Gardner Denver Holdings, Inc.	207,663	6,809,270
Gates Industrial Corp. PLC (a)	80,294	839,875
Gencor Industries, Inc. (a)	10,152	102,028
Gorman-Rupp Co.	30,147	964,403
Graco, Inc.	260,306	12,838,292
Graham Corp.	19,661	325,979
Greenbrier Companies, Inc.	55,700	1,349,611
Hillenbrand, Inc.	115,572	2,704,385
Hurco Companies, Inc.	8,700	245,166
Hyster-Yale Materials Handling Class A	15,716	756,568
IDEX Corp.	118,881	17,594,388
Illinois Tool Works, Inc.	461,103	77,363,861
Ingersoll-Rand PLC	375,480	48,451,939
ITT, Inc.	136,087	8,185,633
John Bean Technologies Corp.	49,349	4,779,944
Kadant, Inc.	18,348	1,666,365
Kennametal, Inc.	134,617	3,742,353
L.B. Foster Co. Class A (a)	14,144	222,909
Lincoln Electric Holdings, Inc.	96,480	7,900,747
Lindsay Corp.	17,624	1,745,305
LiqTech International, Inc. (a)(b)	36,587	186,960
Lydall, Inc. (a)	28,433	338,637
Manitex International, Inc. (a)	15,946	88,341
Manitowoc Co., Inc. (a)	54,624	681,161
Mayville Engineering Co., Inc.	16,490	120,212
Meritor, Inc. (a)	120,347	2,730,673
Middleby Corp. (a)	87,835	9,820,831
Miller Industries, Inc.	17,675	525,124
Mueller Industries, Inc.	90,632	2,535,883
Mueller Water Products, Inc. Class A	252,777	2,767,908
Navistar International Corp. New (a)	105,664	3,836,660
NN, Inc.	69,869	541,485
Nordson Corp.	79,833	11,599,735
Omega Flex, Inc.	5,305	415,382
Oshkosh Corp.	105,769	7,631,233
PACCAR, Inc.	544,014	36,394,537
Park-Ohio Holdings Corp.	15,706	385,111
Parker Hannifin Corp.	200,508	37,047,863
Pentair PLC	262,719	10,348,501
Proto Labs, Inc. (a)	41,946	3,676,147
RBC Bearings, Inc. (a)	38,896	6,658,606
REV Group, Inc.	52,778	413,252
Rexnord Corp.	189,872	5,536,668
Snap-On, Inc.	85,450	12,368,888
Spartan Motors, Inc.	46,504	685,934
SPX Corp. (a)	69,731	2,923,821
SPX Flow, Inc.(a)	67,469	2,481,510
Standex International Corp.	19,510	1,237,519
Stanley Black & Decker, Inc.	237,706	34,158,352
Sun Hydraulics Corp.	47,204	1,876,359
Tennant Co.	29,693	2,124,237
Terex Corp.	99,683	2,194,023
The L.S. Starrett Co. Class A (a)	3,411	15,554
Timken Co.	104,251	4,674,615
Titan International, Inc.	85,722	190,303
Toro Co.	166,749	11,910,881
TriMas Corp. (a)	70,659	1,791,206
Trinity Industries, Inc.	157,460	3,204,311
Twin Disc, Inc. (a)	11,715	94,423
Wabash National Corp.	87,724	963,210
WABCO Holdings, Inc. (a)	82,427	11,135,888
Watts Water Technologies, Inc. Class A	43,916	4,124,152
Welbilt, Inc. (a)	206,495	2,729,864
Westinghouse Air Brake Co.	284,902	19,572,767
Woodward, Inc.	88,757	9,159,722
Xylem, Inc.	280,594	21,701,140
		849,754,761
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	119,616	397,125
Genco Shipping & Trading Ltd.	28,176	216,392
Kirby Corp. (a)	94,396	6,017,745
Matson, Inc.	71,442	2,372,589
		9,003,851
Professional Services - 0.5%
Acacia Research Corp. (a)	60,512	139,178
ASGN, Inc. (a)	84,290	4,274,346
Barrett Business Services, Inc.	11,784	705,862
BG Staffing, Inc.	12,200	188,124
CBIZ, Inc. (a)	85,697	2,231,550
CoStar Group, Inc. (a)	57,388	38,311,655
CRA International, Inc.	12,251	569,794
Equifax, Inc.	191,148	27,150,662
Exponent, Inc.	83,295	6,134,677
Forrester Research, Inc. (a)	15,406	555,540
Franklin Covey Co. (a)	17,657	555,313
FTI Consulting, Inc. (a)	59,082	6,652,042
GP Strategies Corp. (a)	26,500	294,680
Heidrick & Struggles International, Inc.	31,157	694,801
Hill International, Inc. (a)	66,466	209,368
Hudson Global, Inc. (a)	984	10,027
Huron Consulting Group, Inc. (a)	37,056	2,198,903
ICF International, Inc.	28,824	2,190,048
IHS Markit Ltd.	630,454	44,913,543
InnerWorkings, Inc. (a)	65,879	206,860
Insperity, Inc.	58,284	3,920,765
Kelly Services, Inc. Class A (non-vtg.)	57,290	951,587
Kforce, Inc.	32,816	999,575
Korn Ferry	90,124	3,152,538
Manpower, Inc.	91,948	6,982,531
Mastech Digital, Inc. (a)	526	6,701
MISTRAS Group, Inc. (a)	27,338	214,603
Nielsen Holdings PLC	556,348	10,131,097
RCM Technologies, Inc. (a)	6,987	17,328
Red Violet, Inc. (a)(b)	6,964	167,484
Rekor Systems, Inc. (a)	11,158	43,293
Resources Connection, Inc.	44,803	561,382
Robert Half International, Inc.	183,914	9,271,105
TransUnion Holding Co., Inc.	296,509	26,365,580
TriNet Group, Inc. (a)	70,043	3,702,473
TrueBlue, Inc. (a)	68,058	1,012,703
Upwork, Inc. (a)	96,257	834,067
Verisk Analytics, Inc.	257,016	39,865,752
Volt Information Sciences, Inc. (a)	4,406	8,151
Willdan Group, Inc. (a)	15,404	473,673
		246,869,361
Road & Rail - 1.0%
AMERCO	12,971	4,183,277
ArcBest Corp.	42,175	835,487
Avis Budget Group, Inc. (a)	88,707	2,871,889
Covenant Transport Group, Inc. Class A (a)	18,626	225,375
CSX Corp.	1,223,459	86,192,687
Daseke, Inc. (a)	95,990	316,767
Heartland Express, Inc.	75,406	1,350,521
Hertz Global Holdings, Inc. (a)	161,524	2,065,892
J.B. Hunt Transport Services, Inc.	133,315	12,856,899
Kansas City Southern	154,710	23,311,703
Knight-Swift Transportation Holdings, Inc. Class A	194,220	6,203,387
Landstar System, Inc.	61,551	6,214,804
Lyft, Inc.	317,251	12,093,608
Marten Transport Ltd.	63,636	1,243,447
Norfolk Southern Corp.	410,365	74,830,058
Old Dominion Freight Lines, Inc.	99,397	19,263,139
P.A.M. Transportation Services, Inc. (a)	2,677	106,036
Patriot Transportation Holding, Inc.	903	10,971
Roadrunner Transportation Systems, Inc. (a)(b)	5,066	37,438
Ryder System, Inc.	84,885	3,229,025
Saia, Inc. (a)	40,194	3,509,338
Schneider National, Inc. Class B	60,904	1,090,791
U.S. Xpress Enterprises, Inc. (a)(b)	28,506	122,861
U.S.A. Truck, Inc. (a)	12,296	61,664
Uber Technologies, Inc.	321,368	10,884,734
Union Pacific Corp.	1,090,425	174,260,819
Universal Logistics Holdings, Inc.	13,541	208,667
Werner Enterprises, Inc.	74,056	2,488,282
YRC Worldwide, Inc. (a)(b)	51,336	108,832
		450,178,398
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	486	1,943
Air Lease Corp. Class A	165,168	6,335,844
Aircastle Ltd.	83,162	2,648,710
Applied Industrial Technologies, Inc.	61,017	3,599,393
Beacon Roofing Supply, Inc. (a)	111,347	3,307,006
BlueLinx Corp. (a)(b)	14,536	170,798
BMC Stock Holdings, Inc. (a)	106,855	2,621,153
CAI International, Inc. (a)	27,790	687,525
DXP Enterprises, Inc. (a)	24,899	706,883
EVI Industries, Inc. (a)(b)	6,377	140,740
Fastenal Co.	895,719	30,651,504
Foundation Building Materials, Inc. (a)	27,008	421,325
GATX Corp.	54,688	3,911,833
General Finance Corp. (a)	25,366	197,601
GMS, Inc. (a)	64,086	1,464,365
H&E Equipment Services, Inc.	50,476	1,199,310
HD Supply Holdings, Inc. (a)	256,640	9,757,453
Herc Holdings, Inc. (a)	37,551	1,377,371
Houston Wire & Cable Co. (a)	12,686	40,722
Huttig Building Products, Inc. (a)(b)	16,101	21,575
India Globalization Capital, Inc. (a)(b)	57,861	25,459
Kaman Corp.	44,288	2,456,212
Lawson Products, Inc. (a)	14,687	587,480
MRC Global, Inc. (a)	130,375	1,134,263
MSC Industrial Direct Co., Inc. Class A	71,044	4,391,940
Nesco Holdings, Inc. Class A (a)	28,994	88,432
Now, Inc. (a)	168,839	1,490,848
Rush Enterprises, Inc. Class A	50,357	2,110,965
SiteOne Landscape Supply, Inc. (a)	65,386	6,489,561
Systemax, Inc.	24,087	502,455
Titan Machinery, Inc. (a)	27,527	278,298
Transcat, Inc. (a)	16,406	473,969
Triton International Ltd.	87,550	3,009,094
United Rentals, Inc. (a)	117,030	15,504,134
Univar, Inc. (a)	222,004	3,771,848
Veritiv Corp. (a)	19,348	232,950
W.W. Grainger, Inc.	67,960	18,861,618
Watsco, Inc.	51,262	8,047,109
WESCO International, Inc. (a)	62,647	2,541,589
Willis Lease Finance Corp. (a)	5,069	287,412
		141,548,690
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	122,188	4,795,879

TOTAL INDUSTRIALS		4,411,196,486

INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	58,908	4,035,787
ADTRAN, Inc.	80,299	646,005
Applied Optoelectronics, Inc. (a)(b)	38,047	339,760
Arista Networks, Inc. (a)	84,597	16,337,373
Aviat Networks, Inc. (a)	3,914	47,594
BK Technologies Corp.	6,655	15,207
Blonder Tongue Laboratories, Inc. (a)	2,363	1,772
CalAmp Corp. (a)	54,909	528,225
Calix Networks, Inc. (a)	78,011	702,099
Casa Systems, Inc. (a)	47,620	156,194
Ciena Corp. (a)	242,474	9,323,125
Cisco Systems, Inc.	6,665,570	266,156,210
Clearfield, Inc. (a)	14,083	150,970
ClearOne, Inc. (a)	23,778	47,080
CommScope Holding Co., Inc. (a)	311,919	3,434,228
Communications Systems, Inc.	3,040	17,328
Comtech Telecommunications Corp.	41,022	1,149,436
Dasan Zhone Solutions, Inc. (a)	14,392	109,811
Digi International, Inc. (a)	42,545	563,296
EchoStar Holding Corp. Class A (a)	71,526	2,497,688
EMCORE Corp. (a)	35,578	105,667
Extreme Networks, Inc. (a)	197,545	993,651
F5 Networks, Inc. (a)	94,667	11,355,307
Harmonic, Inc. (a)	134,185	823,896
Infinera Corp. (a)	252,547	1,717,320
Inseego Corp. (a)(b)	95,122	660,147
InterDigital, Inc.	49,100	2,596,899
Juniper Networks, Inc.	526,350	11,169,147
KVH Industries, Inc. (a)	16,672	173,722
Lantronix, Inc. (a)	10,284	33,217
LRAD Corp. (a)	39,901	119,703
Lumentum Holdings, Inc. (a)	120,539	9,380,345
Motorola Solutions, Inc.	270,230	44,771,706
NETGEAR, Inc. (a)	50,073	944,878
NetScout Systems, Inc. (a)	99,944	2,568,561
Network-1 Security Solutions, Inc.	15,146	34,684
Optical Cable Corp. (a)	398	1,204
PC-Tel, Inc.	20,520	144,050
Plantronics, Inc. (b)	49,920	685,402
Resonant, Inc. (a)(b)	37,406	64,338
Sonus Networks, Inc. (a)	76,619	247,479
Tessco Technologies, Inc.	10,550	63,195
Ubiquiti, Inc. (b)	19,296	2,617,695
ViaSat, Inc. (a)	93,509	5,376,768
Viavi Solutions, Inc. (a)	363,748	4,797,836
Westell Technologies, Inc. Class A (a)	13,395	12,204
		407,718,209
Electronic Equipment & Components - 0.8%
Airgain, Inc. (a)	15,261	120,409
Akoustis Technologies, Inc. (a)(b)	39,811	288,232
Amphenol Corp. Class A	465,923	42,715,821
Anixter International, Inc. (a)	46,934	4,576,534
Applied DNA Sciences, Inc. (a)	335	1,337
Arlo Technologies, Inc. (a)	118,302	388,031
Arrow Electronics, Inc. (a)	127,403	8,543,645
Avnet, Inc.	155,857	4,781,693
AVX Corp.	76,115	1,654,740
Badger Meter, Inc.	46,042	2,772,189
Bel Fuse, Inc. Class B (non-vtg.)	24,186	276,688
Belden, Inc.	60,474	2,414,727
Benchmark Electronics, Inc.	58,507	1,590,220
CDW Corp.	226,091	25,824,114
ClearSign Combustion Corp. (a)(b)	26,685	18,167
Coda Octopus Group, Inc. (a)(b)	5,872	37,581
Cognex Corp.	269,419	11,999,922
Coherent, Inc. (a)	38,373	4,938,989
Corning, Inc.	1,203,671	28,719,590
CTS Corp.	54,448	1,419,459
CUI Global, Inc. (a)	18,764	19,890
Daktronics, Inc.	56,072	275,874
Digital Ally, Inc. (a)(b)	10,481	11,424
Dolby Laboratories, Inc. Class A	101,331	6,657,447
eMagin Corp. (a)	3,586	1,470
ePlus, Inc. (a)	22,223	1,683,614
Fabrinet (a)	57,652	3,177,778
FARO Technologies, Inc. (a)	26,637	1,524,702
Fitbit, Inc. (a)	372,702	2,381,566
FLIR Systems, Inc.	210,949	8,959,004
Frequency Electronics, Inc. (a)	1,798	16,721
Identiv, Inc. (a)	9,604	43,986
IEC Electronics Corp. (a)	7,659	57,749
II-VI, Inc. (a)(b)	136,071	4,039,948
Insight Enterprises, Inc. (a)	55,925	3,080,908
Intellicheck, Inc. (a)	13,967	113,552
IPG Photonics Corp. (a)	55,912	7,136,608
Iteris, Inc. (a)	71,414	344,930
Itron, Inc. (a)	56,998	4,322,728
Jabil, Inc.	219,183	7,024,815
KEMET Corp.	90,858	2,369,577
KEY Tronic Corp. (a)	4,572	21,351
Keysight Technologies, Inc. (a)	295,709	28,021,385
Kimball Electronics, Inc. (a)	37,511	508,274
Knowles Corp. (a)	138,294	2,298,446
LightPath Technologies, Inc. Class A (a)	265	327
Littelfuse, Inc.	38,121	6,087,161
Luna Innovations, Inc. (a)	30,274	202,836
Methode Electronics, Inc. Class A	57,891	1,774,938
MicroVision, Inc.(a)(b)	83,116	21,128
MTS Systems Corp.	31,016	1,244,982
Napco Security Technolgies, Inc. (a)	19,363	393,843
National Instruments Corp.	185,915	7,488,656
Neonode, Inc. (a)(b)	2,340	5,054
nLIGHT, Inc. (a)	52,270	862,978
Novanta, Inc. (a)	56,738	5,061,597
OSI Systems, Inc. (a)	27,903	2,267,677
Par Technology Corp. (a)(b)	17,371	460,158
PC Connection, Inc.	18,605	756,665
Perceptron, Inc. (a)	9,277	46,107
Plexus Corp. (a)	44,698	2,965,712
Powerfleet, Inc. (a)	23,698	167,071
Research Frontiers, Inc. (a)(b)	30,905	95,806
RF Industries Ltd.	7,617	45,854
Richardson Electronics Ltd.	16,718	74,729
Rogers Corp. (a)	28,983	3,362,028
Sanmina Corp. (a)	115,609	3,039,361
ScanSource, Inc. (a)	40,509	1,151,671
SYNNEX Corp.	64,080	8,011,922
TE Connectivity Ltd.	527,151	43,685,003
Tech Data Corp. (a)	55,815	7,947,498
Trimble, Inc. (a)	390,596	15,420,730
TTM Technologies, Inc. (a)(b)	149,348	1,940,031
Vishay Intertechnology, Inc.	207,687	3,883,747
Vishay Precision Group, Inc. (a)	19,721	541,736
Wayside Technology Group, Inc.	869	13,861
Wireless Telecom Group, Inc. (a)	7,898	9,715
Wrap Technologies, Inc. (a)(b)	15,197	89,358
Zebra Technologies Corp. Class A (a)	84,314	17,787,725
		364,083,500
IT Services - 5.3%
3PEA International, Inc. (a)(b)	43,478	349,128
Accenture PLC Class A	997,910	180,212,567
Akamai Technologies, Inc. (a)	252,657	21,857,357
Alliance Data Systems Corp.	64,783	5,563,564
Automatic Data Processing, Inc.	680,976	105,374,226
Black Knight, Inc. (a)	233,186	15,555,838
Booz Allen Hamilton Holding Corp. Class A	220,493	15,721,151
Brightcove, Inc. (a)	48,431	376,793
Broadridge Financial Solutions, Inc.	179,818	18,765,806
CACI International, Inc. Class A (a)	39,621	9,707,937
Cardtronics PLC (a)(b)	59,781	2,168,257
Cass Information Systems, Inc.	20,398	957,686
Cognizant Technology Solutions Corp. Class A	861,010	52,461,339
Computer Task Group, Inc. (a)	8,213	48,046
Conduent, Inc. (a)	263,767	862,518
CoreLogic, Inc.	125,149	5,678,010
CSG Systems International, Inc.	51,146	2,263,211
CSP, Inc.	2,607	33,891
DXC Technology Co.	401,958	9,691,207
Endurance International Group Holdings, Inc. (a)	122,383	456,489
EPAM Systems, Inc. (a)	85,640	19,114,848
Euronet Worldwide, Inc. (a)	84,456	10,475,922
EVERTEC, Inc.	93,789	2,783,658
EVO Payments, Inc. Class A (a)	65,593	1,658,191
Exela Technologies, Inc. (a)	57,534	14,786
ExlService Holdings, Inc. (a)	53,768	4,013,781
Fastly, Inc. Class A	21,459	424,888
Fidelity National Information Services, Inc.	966,431	135,029,739
Fiserv, Inc. (a)	898,189	98,225,949
FleetCor Technologies, Inc. (a)	136,351	36,240,732
Gartner, Inc. (a)	141,217	18,272,068
Genpact Ltd.	242,586	9,329,858
Global Payments, Inc.	471,060	86,660,908
GoDaddy, Inc. (a)	277,379	19,410,982
GreenSky, Inc. Class A (a)(b)	73,868	589,467
GTT Communications, Inc. (a)(b)	51,146	774,350
Hackett Group, Inc.	43,100	663,740
i3 Verticals, Inc. Class A (a)	23,601	683,957
IBM Corp.	1,391,756	181,137,043
Information Services Group, Inc. (a)	12,694	40,240
Innodata, Inc. (a)	9,880	11,362
Internap Network Services Corp. (a)(b)	27,350	18,051
International Money Express, Inc. (a)	39,089	368,218
Jack Henry & Associates, Inc.	120,699	18,314,866
KBR, Inc.	224,972	5,840,273
Leidos Holdings, Inc.	207,827	21,333,442
Limelight Networks, Inc. (a)	179,239	904,261
Liveramp Holdings, Inc. (a)	105,969	3,755,541
ManTech International Corp. Class A	44,794	3,355,071
Marathon Patent Group, Inc. (a)(b)	390	335
MasterCard, Inc. Class A	1,394,535	404,763,784
Maximus, Inc.	99,484	6,269,482
ModusLink Global Solutions, Inc. (a)	21,882	30,416
MoneyGram International, Inc. (a)	47,205	101,963
MongoDB, Inc. Class A (a)	54,576	8,322,840
NIC, Inc.	109,516	2,003,048
Okta, Inc. (a)	176,503	22,602,974
Paychex, Inc.	503,356	39,000,023
PayPal Holdings, Inc. (a)	1,844,038	199,137,664
Perficient, Inc. (a)	54,362	2,227,211
Perspecta, Inc.	213,633	5,334,416
PFSweb, Inc. (a)	18,388	69,139
PRG-Schultz International, Inc. (a)	25,789	93,098
Repay Holdings Corp. (a)	46,189	809,693
Sabre Corp.	434,853	5,920,524
Science Applications International Corp.	78,244	6,269,692
ServiceSource International, Inc. (a)	82,053	115,695
Square, Inc. (a)	538,247	44,852,123
StarTek, Inc. (a)	19,120	119,118
Switch, Inc. Class A	85,026	1,219,273
Sykes Enterprises, Inc. (a)	60,496	1,916,513
The Western Union Co.	653,473	14,631,260
Ttec Holdings, Inc.	32,542	1,218,047
Twilio, Inc. Class A (a)(b)	196,349	22,116,751
Unisys Corp. (a)	85,524	1,328,188
VeriSign, Inc. (a)	161,645	30,672,139
Verra Mobility Corp. (a)	202,526	3,067,256
Virtusa Corp. (a)	46,572	2,054,291
Visa, Inc. Class A	2,689,729	488,885,143
WEX, Inc. (a)	67,600	12,657,424
WidePoint Corp. (a)	50,531	23,366
		2,455,384,102
Semiconductors & Semiconductor Equipment - 4.1%
ACM Research, Inc. (a)(b)	16,731	584,748
Adesto Technologies Corp. (a)	42,581	522,043
Advanced Energy Industries, Inc. (a)	61,433	3,653,728
Advanced Micro Devices, Inc. (a)	1,835,518	83,479,359
AEHR Test Systems (a)	13,351	28,037
Alpha & Omega Semiconductor Ltd. (a)	28,125	304,875
Ambarella, Inc. (a)	48,113	2,860,318
Amkor Technology, Inc. (a)	167,561	1,748,499
Amtech Systems, Inc. (a)	9,675	48,182
Analog Devices, Inc.	578,993	63,139,187
Applied Materials, Inc.	1,451,159	84,341,361
Atomera, Inc. (a)	3,601	15,808
Axcelis Technologies, Inc. (a)	57,540	1,380,385
AXT, Inc. (a)	69,742	242,702
Broadcom, Inc.	623,307	169,925,954
Brooks Automation, Inc.	114,947	3,966,821
Cabot Microelectronics Corp.	45,841	6,384,734
Ceva, Inc. (a)	34,774	987,929
Cirrus Logic, Inc. (a)	90,895	6,239,033
Cohu, Inc.	65,701	1,344,899
Cree, Inc. (a)	168,999	7,559,325
CVD Equipment Corp. (a)	17,135	65,284
CyberOptics Corp. (a)	11,708	248,678
Cypress Semiconductor Corp.	578,730	13,362,876
Diodes, Inc. (a)	67,138	2,954,743
DSP Group, Inc. (a)	34,781	473,369
Enphase Energy, Inc. (a)	125,539	6,147,645
Entegris, Inc.	211,501	11,277,233
Everspin Technologies, Inc. (a)	11,677	43,205
First Solar, Inc. (a)	121,423	5,557,531
FormFactor, Inc. (a)	125,577	2,809,157
GSI Technology, Inc. (a)	19,727	131,382
Ichor Holdings Ltd. (a)	36,115	1,044,446
Impinj, Inc. (a)(b)	23,986	737,570
Inphi Corp. (a)	72,601	5,420,391
Intel Corp.	6,834,487	379,450,718
Intest Corp. (a)	2,750	13,860
KLA-Tencor Corp.	247,785	38,087,032
Kopin Corp. (a)	79,855	25,234
Kulicke & Soffa Industries, Inc.	99,640	2,274,781
Lam Research Corp.	227,481	66,749,750
Lattice Semiconductor Corp. (a)	209,936	3,768,351
MACOM Technology Solutions Holdings, Inc. (a)	73,968	1,869,171
Marvell Technology Group Ltd.	1,039,285	22,136,771
Maxim Integrated Products, Inc.	425,272	23,653,629
MaxLinear, Inc. Class A (a)	112,018	1,731,798
Microchip Technology, Inc.	375,452	34,057,251
Micron Technology, Inc. (a)	1,737,357	91,315,484
MKS Instruments, Inc.	85,442	8,560,434
Monolithic Power Systems, Inc.	63,417	10,060,473
MoSys, Inc. (a)	212	460
NeoPhotonics Corp. (a)	72,856	481,578
NVE Corp.	8,199	518,751
NVIDIA Corp.	961,616	259,703,633
ON Semiconductor Corp. (a)	647,286	12,078,357
Onto Innovation, Inc. (a)	77,819	2,378,927
PDF Solutions, Inc. (a)	44,435	650,528
Photronics, Inc. (a)	110,489	1,375,588
Pixelworks, Inc. (a)	47,729	203,326
Power Integrations, Inc.	47,655	4,148,368
Qorvo, Inc. (a)	182,046	18,310,187
Qualcomm, Inc.	1,794,702	140,525,167
QuickLogic Corp. (a)(b)	13,181	63,137
Rambus, Inc. (a)	174,307	2,436,812
Rubicon Technology, Inc. (a)	1,766	15,453
Semtech Corp. (a)	105,059	4,148,780
Silicon Laboratories, Inc. (a)	68,010	6,031,127
Skyworks Solutions, Inc.	267,050	26,753,069
SMART Global Holdings, Inc. (a)	19,784	531,003
SolarEdge Technologies, Inc. (a)	76,626	9,556,795
SunPower Corp. (a)(b)	153,185	1,312,795
Synaptics, Inc. (a)	51,464	3,399,197
Teradyne, Inc.	262,941	15,450,413
Texas Instruments, Inc.	1,467,806	167,535,377
Ultra Clean Holdings, Inc. (a)	65,662	1,372,992
Universal Display Corp.	66,773	10,602,885
Veeco Instruments, Inc. (a)	76,114	1,019,166
Xilinx, Inc.	395,529	33,022,716
Xperi Corp.	86,166	1,481,194
		1,897,893,955
Software - 8.0%
2U, Inc. (a)	98,617	2,318,486
8x8, Inc. (a)	160,164	2,963,034
A10 Networks, Inc. (a)	96,596	648,159
ACI Worldwide, Inc. (a)	180,193	5,021,979
Adobe, Inc. (a)	760,835	262,579,375
Agilysys, Inc. (a)	36,423	1,170,271
Alarm.com Holdings, Inc. (a)	58,261	2,811,093
Altair Engineering, Inc. Class A (a)(b)	61,808	2,150,918
Alteryx, Inc. Class A (a)(b)	76,146	10,631,505
American Software, Inc. Class A	44,343	729,442
Anaplan, Inc. (a)	135,695	6,098,133
ANSYS, Inc. (a)	133,812	32,407,928
AppFolio, Inc. (a)	22,698	2,791,173
Appian Corp. Class A (a)(b)	52,614	2,322,908
Aspen Technology, Inc. (a)	107,636	11,464,310
Asure Software, Inc. (a)	15,353	129,426
AudioEye, Inc. (a)(b)	4,303	17,212
Autodesk, Inc. (a)	345,616	65,971,182
Avalara, Inc. (a)	103,848	8,801,118
Avaya Holdings Corp. (a)	179,953	2,332,191
Benefitfocus, Inc. (a)	47,187	588,894
Blackbaud, Inc.	78,912	5,350,234
BlackLine, Inc. (a)	66,638	4,169,540
Bottomline Technologies, Inc. (a)	59,951	2,654,630
Box, Inc. Class A (a)	234,910	3,934,743
BroadVision, Inc. (a)	345	831
BSQUARE Corp. (a)	7,885	9,856
Cadence Design Systems, Inc. (a)	438,836	29,024,613
CDK Global, Inc.	189,431	8,717,615
Cerence, Inc. (a)	55,156	1,197,437
Ceridian HCM Holding, Inc. (a)	159,693	11,295,086
ChannelAdvisor Corp. (a)	43,568	414,767
Citrix Systems, Inc.	192,028	19,853,775
Cloudera, Inc. (a)	392,202	3,490,598
Cloudflare, Inc. (a)(b)	62,473	1,330,675
CommVault Systems, Inc. (a)	69,661	2,904,864
Cornerstone OnDemand, Inc. (a)	82,739	3,394,781
Coupa Software, Inc. (a)	98,264	14,715,034
Crowdstrike Holdings, Inc.	32,407	1,932,753
Datadog, Inc. Class A (a)(b)	47,155	2,129,048
Digimarc Corp. (a)(b)	18,025	360,500
Digital Turbine, Inc. (a)	100,378	615,317
DocuSign, Inc. (a)	195,472	16,871,188
Domo, Inc. Class B (a)	32,769	691,098
Dropbox, Inc. Class A (a)	342,534	6,699,965
Dynatrace, Inc. (b)	105,720	3,414,756
Ebix, Inc.	34,584	914,401
eGain Communications Corp. (a)	25,936	209,563
Elastic NV (a)	51,917	3,834,590
Envestnet, Inc. (a)	81,723	6,168,452
Everbridge, Inc. (a)(b)	51,963	5,490,411
Evolving Systems, Inc. (a)	3,507	2,984
Fair Isaac Corp. (a)	45,203	16,997,684
Finjan Holdings, Inc. (a)	14,578	24,491
FireEye, Inc. (a)	332,388	4,399,155
Five9, Inc. (a)	97,980	7,155,479
Forescout Technologies, Inc. (a)	55,569	1,808,215
Fortinet, Inc. (a)	223,152	22,774,893
Globalscape, Inc.	15,636	137,128
GSE Systems, Inc. (a)	274	343
GTY Govtech, Inc. (a)(b)	75,168	404,404
Guidewire Software, Inc. (a)	129,141	14,155,145
HubSpot, Inc. (a)	63,737	11,437,605
Instructure, Inc. (a)	54,061	2,636,014
Intelligent Systems Corp. (a)(b)	8,512	312,135
Intuit, Inc.	409,380	108,833,673
Inuvo, Inc. (a)	6,798	1,749
j2 Global, Inc. (b)	71,557	6,249,073
LivePerson, Inc. (a)(b)	99,284	2,627,055
LogMeIn, Inc.	76,530	6,523,035
Manhattan Associates, Inc. (a)	100,116	6,743,814
Marin Software, Inc. (a)	1,005	1,347
Medallia, Inc. (b)	25,705	637,741
Microsoft Corp.	11,988,000	1,942,175,813
MicroStrategy, Inc. Class A (a)	12,824	1,733,292
Mitek Systems, Inc. (a)	56,938	495,930
MobileIron, Inc. (a)	153,245	620,642
Model N, Inc. (a)	45,582	1,321,878
NetSol Technologies, Inc. (a)	11,760	38,926
New Relic, Inc. (a)	79,896	4,494,949
Nortonlifelock, Inc.	897,088	17,071,585
Nuance Communications, Inc. (a)	441,248	9,539,782
Nutanix, Inc. Class A (a)	231,706	5,523,871
NXT-ID, Inc. (a)	23,472	8,682
Onespan, Inc. (a)	49,452	816,453
Oracle Corp.	3,404,729	168,397,896
Pagerduty, Inc. (b)	16,075	331,145
Palo Alto Networks, Inc. (a)	153,343	28,310,185
Parametric Technology Corp. (a)	163,298	12,337,164
Park City Group, Inc. (a)(b)	13,889	71,389
Paycom Software, Inc. (a)	77,071	21,784,118
Paylocity Holding Corp. (a)	55,334	7,166,860
Pegasystems, Inc.	61,267	5,544,664
Ping Identity Holding Corp. (a)(b)	21,804	504,545
Pluralsight, Inc. (a)	126,846	2,261,664
Progress Software Corp.	71,152	2,653,258
Proofpoint, Inc. (a)	89,468	9,541,762
PROS Holdings, Inc. (a)	60,962	2,791,450
Q2 Holdings, Inc. (a)	69,522	5,239,873
QAD, Inc.:
Class A	16,286	798,828
Class B	3,031	103,084
Qualys, Inc. (a)	52,581	4,215,945
Qumu Corp. (a)	4,243	7,171
Rapid7, Inc. (a)	69,732	3,228,592
RealNetworks, Inc. (a)	20,218	20,825
RealPage, Inc. (a)	126,399	8,102,176
Rimini Street, Inc. (a)	7,044	32,543
RingCentral, Inc. (a)	117,246	27,640,745
Riot Blockchain, Inc. (a)(b)	17,330	19,756
SailPoint Technologies Holding, Inc. (a)	131,427	3,327,732
Salesforce.com, Inc. (a)	1,394,393	237,604,567
SeaChange International, Inc. (a)	41,040	150,206
SecureWorks Corp. (a)(b)	18,591	258,229
ServiceNow, Inc. (a)	296,650	96,734,599
SharpSpring, Inc. (a)(b)	10,006	114,068
ShotSpotter, Inc. (a)(b)	11,876	422,786
SITO Mobile Ltd. (a)(b)	12,679	2,394
Slack Technologies, Inc. Class A (a)(b)	70,410	1,902,478
Smartsheet, Inc. (a)	143,246	6,632,290
Smith Micro Software, Inc. (a)	36,133	193,673
SolarWinds, Inc. (a)	103,482	1,885,442
Splunk, Inc. (a)	242,410	35,714,265
SPS Commerce, Inc. (a)	55,068	2,896,577
SS&C Technologies Holdings, Inc.	343,670	19,073,685
Support.com, Inc.	27,657	30,976
SurveyMonkey (a)	146,397	2,668,817
Synacor, Inc. (a)(b)	14,131	15,685
Synchronoss Technologies, Inc. (a)(b)	70,864	348,651
Synopsys, Inc. (a)	235,139	32,432,722
Telaria, Inc. (a)	65,173	796,414
TeleNav, Inc. (a)	57,591	343,530
Tenable Holdings, Inc. (a)	65,047	1,594,952
Teradata Corp. (a)(b)	176,305	3,515,522
The Trade Desk, Inc. (a)(b)	62,686	18,006,554
TiVo Corp.	196,916	1,490,654
Tyler Technologies, Inc. (a)	61,270	19,198,955
Upland Software, Inc. (a)	33,847	1,316,987
Varonis Systems, Inc. (a)	48,499	3,890,590
Verint Systems, Inc. (a)	105,439	5,786,492
Veritone, Inc. (a)(b)	14,271	38,246
VirnetX Holding Corp. (a)(b)	93,064	522,089
VMware, Inc. Class A (a)	123,770	14,916,760
Workday, Inc. Class A (a)	257,793	44,662,637
Workiva, Inc. (a)	61,699	2,637,015
Yext, Inc. (a)(b)	147,012	2,228,702
Zendesk, Inc. (a)	175,675	13,932,784
Zix Corp. (a)	89,040	701,635
Zoom Video Communications, Inc. Class A (b)	39,321	4,128,705
Zscaler, Inc. (a)(b)	104,199	5,417,306
Zuora, Inc. (a)	107,129	1,418,388
		3,683,505,220
Technology Hardware, Storage & Peripherals - 4.3%
3D Systems Corp. (a)(b)	190,021	1,740,592
Apple, Inc.	6,563,260	1,794,132,754
Astro-Med, Inc.	8,893	96,578
Avid Technology, Inc. (a)	50,894	376,107
Boxlight Corp. (a)(b)	8,184	8,921
Dell Technologies, Inc. (a)	244,098	9,876,205
Diebold Nixdorf, Inc. (a)	122,489	859,873
Eastman Kodak Co. (a)(b)	50,487	157,015
Hewlett Packard Enterprise Co.	2,032,557	25,996,404
HP, Inc.	2,328,046	48,400,076
Immersion Corp. (a)	49,590	346,634
Intevac, Inc. (a)	20,520	114,912
NCR Corp. (a)	204,511	5,153,677
NetApp, Inc.	356,701	16,665,071
One Stop Systems, Inc. (a)	15,326	32,644
Pure Storage, Inc. Class A (a)	361,101	5,510,401
Seagate Technology LLC	364,199	17,463,342
Transact Technologies, Inc.	2,406	24,012
Western Digital Corp.	468,135	26,009,581
Xerox Holdings Corp.	291,553	9,388,007
		1,962,352,806

TOTAL INFORMATION TECHNOLOGY		10,770,937,792

MATERIALS - 2.7%
Chemicals - 1.7%
A. Schulman, Inc. rights (a)(c)	54,023	23,392
Advanced Emissions Solutions, Inc.	27,740	246,609
AdvanSix, Inc.(a)	46,851	680,745
AgroFresh Solutions, Inc. (a)	31,343	68,641
Air Products & Chemicals, Inc.	346,361	76,064,339
Albemarle Corp. U.S.	164,630	13,474,966
American Vanguard Corp.	39,446	601,552
Amyris, Inc. (a)(b)	71,734	228,473
Ashland Global Holdings, Inc.	94,210	6,739,783
Axalta Coating Systems Ltd. (a)	325,385	8,108,594
Balchem Corp.	51,351	4,850,615
Cabot Corp.	92,069	3,441,539
Celanese Corp. Class A	188,801	17,698,206
CF Industries Holdings, Inc.	340,348	12,545,227
Chase Corp.	12,130	1,077,023
Core Molding Technologies, Inc. (a)	7,658	22,055
Corteva, Inc.	1,173,508	31,919,418
Dow, Inc.	1,166,069	47,120,848
DuPont de Nemours, Inc.	1,164,682	49,964,858
Eastman Chemical Co.	214,556	13,197,340
Ecolab, Inc.	393,782	71,057,962
Element Solutions, Inc. (a)	350,110	3,637,643
Ferro Corp. (a)	128,770	1,496,307
Flotek Industries, Inc. (a)	92,584	146,283
FMC Corp.	203,145	18,912,800
FutureFuel Corp.	46,653	474,461
GCP Applied Technologies, Inc. (a)	83,062	1,617,217
H.B. Fuller Co.	83,391	3,271,429
Hawkins, Inc.	14,549	520,127
Huntsman Corp.	319,018	6,042,201
Ingevity Corp. (a)	67,015	3,018,356
Innospec, Inc.	39,832	3,447,061
International Flavors & Fragrances, Inc. (b)	166,475	19,940,376
Intrepid Potash, Inc. (a)	162,173	287,046
Koppers Holdings, Inc. (a)	35,463	775,221
Kraton Performance Polymers, Inc. (a)	50,895	515,057
Kronos Worldwide, Inc.	40,122	400,819
Linde PLC	844,051	161,222,182
Livent Corp. (a)	231,838	2,070,313
Loop Industries, Inc. (a)(b)	29,687	260,652
LSB Industries, Inc. (a)	30,831	60,120
LyondellBasell Industries NV Class A	403,292	28,819,246
Marrone Bio Innovations, Inc. (a)	23,374	26,413
Minerals Technologies, Inc.	57,132	2,563,513
NewMarket Corp.	11,854	4,606,346
Olin Corp.	253,342	4,101,607
OMNOVA Solutions, Inc. (a)	75,664	764,963
PolyOne Corp.	141,557	3,504,951
PPG Industries, Inc.	369,867	38,632,608
PQ Group Holdings, Inc. (a)	65,765	872,702
Quaker Chemical Corp.	20,723	3,265,323
Rayonier Advanced Materials, Inc.	74,023	181,356
RPM International, Inc.	201,522	12,919,575
Sensient Technologies Corp.	68,768	3,382,010
Sherwin-Williams Co.	129,024	66,673,152
Stepan Co.	32,500	2,854,475
Taronis Fuels, Inc. (a)(b)	15,230	2,818
Taronis Technologies, Inc. (a)	50,671	15,358
The Chemours Co. LLC	252,631	3,754,097
The Mosaic Co.	553,568	9,427,263
The Scotts Miracle-Gro Co. Class A	62,604	6,635,398
Trecora Resources (a)	22,997	129,933
Tredegar Corp.	40,390	689,053
Trinseo SA	61,682	1,349,602
Tronox Holdings PLC	143,191	1,051,022
Valhi, Inc.	51,092	71,018
Valvoline, Inc.	298,583	5,822,369
Venator Materials PLC (a)	76,553	204,397
W.R. Grace & Co.	87,611	4,955,278
Westlake Chemical Corp.	54,803	3,061,844
		797,585,546
Construction Materials - 0.1%
Eagle Materials, Inc.	66,532	5,251,371
Forterra, Inc. (a)	30,729	416,071
Martin Marietta Materials, Inc.	97,875	22,269,499
Summit Materials, Inc. (a)	179,628	3,509,931
Tecnoglass, Inc.	26,251	191,370
U.S. Concrete, Inc. (a)	24,753	664,371
United States Lime & Minerals, Inc.	2,834	228,279
Vulcan Materials Co.	207,301	24,930,018
		57,460,910
Containers & Packaging - 0.4%
Amcor PLC	2,535,468	23,630,562
Aptargroup, Inc.	100,449	10,152,380
Avery Dennison Corp.	130,393	14,928,695
Ball Corp.	515,214	36,301,978
Berry Global Group, Inc. (a)	205,842	7,813,762
Crown Holdings, Inc. (a)	212,310	14,967,855
Graphic Packaging Holding Co.	447,854	6,054,986
Greif, Inc.:
Class A	42,028	1,485,270
Class B	9,160	366,492
International Paper Co.	614,923	22,727,554
Myers Industries, Inc.	59,336	805,190
O-I Glass, Inc.	244,939	2,645,341
Packaging Corp. of America	147,422	13,359,382
Ranpak Holdings Corp. (A Shares) (a)	40,279	334,718
Sealed Air Corp.	245,092	7,428,739
Silgan Holdings, Inc.	126,460	3,620,550
Sonoco Products Co.	158,233	7,628,413
UFP Technologies, Inc. (a)	10,975	541,397
WestRock Co.	407,970	13,565,003
		188,358,267
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)	498,315	1,151,108
Alcoa Corp. (a)	286,479	3,973,464
Allegheny Technologies, Inc. (a)	201,400	3,441,926
Ampco-Pittsburgh Corp. (a)	7,344	20,049
Carpenter Technology Corp.	78,712	2,892,666
Century Aluminum Co. (a)	77,541	449,738
Cleveland-Cliffs, Inc. (b)	428,288	2,488,353
Coeur d'Alene Mines Corp. (a)	385,641	1,604,267
Commercial Metals Co.	183,534	3,351,331
Compass Minerals International, Inc.	51,622	2,815,980
Comstock Mining, Inc. (a)(b)	1,600	800
Freeport-McMoRan, Inc.	2,270,179	22,610,983
Friedman Industries	1,412	7,808
General Moly, Inc. (a)	42,674	8,539
Gold Resource Corp.	117,167	471,011
Golden Minerals Co. (a)(b)	50,080	9,961
Haynes International, Inc.	18,671	472,563
Hecla Mining Co.	809,550	2,137,212
Kaiser Aluminum Corp.	24,863	2,350,797
Materion Corp.	31,348	1,421,318
McEwen Mining, Inc. (b)	552,224	497,002
Newmont Corp.	1,289,869	57,566,853
Nucor Corp.	475,574	19,664,985
Olympic Steel, Inc.	11,343	136,683
Paramount Gold Nevada Corp. (a)	5,612	4,546
Ramaco Resources, Inc. (a)	2,665	7,675
Reliance Steel & Aluminum Co.	103,258	10,562,261
Royal Gold, Inc.	104,413	10,072,722
Ryerson Holding Corp. (a)	24,848	206,984
Schnitzer Steel Industries, Inc. Class A	42,919	707,305
Solitario Exploration & Royalty Corp. (a)	12,775	3,609
Steel Dynamics, Inc.	340,357	9,063,707
SunCoke Energy, Inc.	131,669	606,994
Synalloy Corp. (a)	10,355	118,565
TimkenSteel Corp. (a)	63,432	321,600
U.S. Antimony Corp. (a)	17,604	7,218
United States Steel Corp. (b)	252,074	2,021,633
Universal Stainless & Alloy Products, Inc. (a)	11,782	134,904
Warrior Metropolitan Coal, Inc.	83,050	1,471,646
Worthington Industries, Inc.	60,022	1,908,700
		166,765,466
Paper & Forest Products - 0.1%
Boise Cascade Co.	62,706	2,224,809
Clearwater Paper Corp. (a)	25,261	688,867
Domtar Corp.	92,840	2,671,007
Louisiana-Pacific Corp.	180,312	5,129,876
Mercer International, Inc. (SBI)	69,747	617,958
Neenah, Inc.	27,409	1,583,418
P.H. Glatfelter Co.	67,953	969,010
Resolute Forest Products (a)	138,617	368,721
Schweitzer-Mauduit International, Inc.	51,271	1,728,858
Verso Corp. (a)	52,466	855,720
		16,838,244

TOTAL MATERIALS		1,227,008,433

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Acadia Realty Trust (SBI)	132,953	3,036,647
Agree Realty Corp.	71,611	5,143,102
Alexander & Baldwin, Inc.	110,286	2,073,377
Alexanders, Inc.	3,381	1,051,491
Alexandria Real Estate Equities, Inc.	192,405	29,222,471
American Assets Trust, Inc.	74,358	3,082,139
American Campus Communities, Inc.	218,841	9,506,453
American Finance Trust, Inc.	170,711	1,775,394
American Homes 4 Rent Class A	398,450	10,315,871
American Tower Corp.	696,520	157,970,736
Americold Realty Trust	302,445	9,275,988
Apartment Investment & Management Co. Class A	233,070	11,150,069
Apple Hospitality (REIT), Inc.	328,526	4,293,835
Armada Hoffler Properties, Inc.	89,175	1,494,573
Ashford Hospitality Trust, Inc.	153,079	330,651
AvalonBay Communities, Inc.	221,795	44,489,859
Bluerock Residential Growth (REIT), Inc.	42,696	443,611
Boston Properties, Inc.	225,674	29,098,406
Braemar Hotels & Resorts, Inc.	44,906	330,508
Brandywine Realty Trust (SBI)	266,847	3,623,782
Brixmor Property Group, Inc.	464,420	8,457,088
BRT Realty Trust	72,912	1,137,427
Camden Property Trust (SBI)	156,257	16,560,117
CareTrust (REIT), Inc.	146,118	3,049,483
CatchMark Timber Trust, Inc.	71,008	652,564
CBL & Associates Properties, Inc.	286,456	152,051
Cedar Realty Trust, Inc.	136,442	353,385
Chatham Lodging Trust	71,979	1,003,387
CIM Commercial Trust Corp.	1,423	19,979
City Office REIT, Inc.	92,080	1,068,128
Clipper Realty, Inc.	13,163	148,347
Colony Capital, Inc.	757,088	2,998,068
Columbia Property Trust, Inc.	183,112	3,453,492
Community Healthcare Trust, Inc.	29,476	1,403,942
Condor Hospitality Trust, Inc.	76	758
CoreCivic, Inc.	183,416	2,716,391
CorEnergy Infrastructure Trust, Inc.	20,064	700,234
CorePoint Lodging, Inc.	63,243	503,414
CoreSite Realty Corp.	59,118	6,132,310
Corporate Office Properties Trust (SBI)	177,812	4,505,756
Cousins Properties, Inc.	231,728	8,270,372
Crown Castle International Corp.	654,172	93,736,306
CubeSmart	301,323	9,121,047
CyrusOne, Inc.	177,796	10,770,882
DiamondRock Hospitality Co.	300,148	2,737,350
Digital Realty Trust, Inc.	329,480	39,573,843
Douglas Emmett, Inc.	257,507	9,831,617
Duke Realty Corp.	588,339	19,103,367
Easterly Government Properties, Inc.	116,454	2,768,112
EastGroup Properties, Inc.	60,438	7,598,870
Empire State Realty Trust, Inc.	225,707	2,640,772
EPR Properties	123,835	7,335,985
Equinix, Inc.	134,162	76,847,994
Equity Commonwealth	195,156	6,139,608
Equity Lifestyle Properties, Inc.	286,119	19,550,511
Equity Residential (SBI)	550,838	41,367,934
Essential Properties Realty Trust, Inc.	139,858	3,204,147
Essex Property Trust, Inc.	105,074	29,773,769
Extra Space Storage, Inc.	203,556	20,428,880
Farmland Partners, Inc.	62,918	371,845
Federal Realty Investment Trust (SBI)	110,562	12,862,783
First Industrial Realty Trust, Inc.	195,824	7,539,224
Four Corners Property Trust, Inc.	109,837	3,151,224
Franklin Street Properties Corp.	165,692	1,181,384
Front Yard Residential Corp. Class B	78,810	999,311
Gaming & Leisure Properties	320,680	14,324,776
Getty Realty Corp.	57,222	1,621,671
Gladstone Commercial Corp.	49,049	925,555
Gladstone Land Corp.	28,395	381,345
Global Medical REIT, Inc.	53,029	740,815
Global Net Lease, Inc.	142,152	2,622,704
Government Properties Income Trust	73,127	2,130,190
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	103,015	3,497,359
HCP, Inc.	774,842	24,516,001
Healthcare Realty Trust, Inc.	208,667	7,157,278
Healthcare Trust of America, Inc.	329,940	10,274,332
Hersha Hospitality Trust	63,621	733,550
Highwoods Properties, Inc. (SBI)	163,361	7,331,642
Hospitality Properties Trust (SBI)	259,166	4,685,721
Host Hotels & Resorts, Inc.	1,120,801	16,229,198
Hudson Pacific Properties, Inc.	244,759	7,900,821
Independence Realty Trust, Inc.	136,713	1,812,814
Industrial Logistics Properties Trust	106,221	2,194,526
Investors Real Estate Trust	19,266	1,357,290
Invitation Homes, Inc.	856,633	24,576,801
Iron Mountain, Inc.	451,517	13,730,632
iStar Financial, Inc.	117,443	1,776,913
JBG SMITH Properties	186,075	6,825,231
Jernigan Capital, Inc.	43,051	771,474
Kilroy Realty Corp.	152,624	11,094,239
Kimco Realty Corp.	665,486	11,546,182
Kite Realty Group Trust	138,380	2,234,837
Lamar Advertising Co. Class A	134,583	11,269,980
Lexington Corporate Properties Trust	380,872	3,949,643
Life Storage, Inc.	73,548	7,936,565
LTC Properties, Inc.	61,542	2,758,928
Mack-Cali Realty Corp.	149,091	2,829,747
Medical Properties Trust, Inc.	812,630	17,170,872
Mid-America Apartment Communities, Inc.	178,801	23,111,817
Monmouth Real Estate Investment Corp. Class A	146,435	2,079,377
National Health Investors, Inc.	68,902	5,631,360
National Retail Properties, Inc.	271,294	13,795,300
National Storage Affiliates Trust	92,717	3,128,272
New Senior Investment Group, Inc.	141,875	861,181
NexPoint Residential Trust, Inc.	35,854	1,595,503
Omega Healthcare Investors, Inc.	341,209	13,511,876
One Liberty Properties, Inc.	28,584	688,874
Outfront Media, Inc.	224,155	5,904,243
Paramount Group, Inc.	309,885	3,765,103
Park Hotels & Resorts, Inc.	373,930	6,827,962
Pebblebrook Hotel Trust	199,539	4,032,683
Pennsylvania Real Estate Investment Trust (SBI) (b)	96,951	228,804
Physicians Realty Trust	290,457	5,478,019
Piedmont Office Realty Trust, Inc. Class A	195,046	4,211,043
Plymouth Industrial REIT, Inc.	18,206	341,727
Postal Realty Trust, Inc.	11,996	193,136
Potlatch Corp.	104,117	3,825,259
Power (REIT) (a)	507	6,261
Preferred Apartment Communities, Inc. Class A	69,336	661,465
Prologis, Inc.	1,160,756	97,828,516
PS Business Parks, Inc.	31,812	4,725,673
Public Storage	236,359	49,427,394
QTS Realty Trust, Inc. Class A	93,588	5,256,838
Ramco-Gershenson Properties Trust (SBI)	128,598	1,666,630
Rayonier, Inc.	206,333	5,474,014
Realty Income Corp.	513,232	37,152,864
Regency Centers Corp.	263,047	15,109,420
Retail Opportunity Investments Corp.	175,181	2,627,715
Retail Properties America, Inc.	332,500	3,481,275
Retail Value, Inc.	25,639	712,508
Rexford Industrial Realty, Inc.	174,300	8,152,011
RLJ Lodging Trust	263,556	3,481,575
Ryman Hospitality Properties, Inc.	85,249	5,925,658
Sabra Health Care REIT, Inc.	300,736	5,879,389
Safety Income and Growth, Inc.	19,928	1,088,467
Saul Centers, Inc.	20,051	862,394
SBA Communications Corp. Class A	176,771	46,860,224
Senior Housing Properties Trust (SBI)	383,841	2,414,360
Seritage Growth Properties	53,499	1,839,296
Simon Property Group, Inc.	481,791	59,298,836
SITE Centers Corp.	234,882	2,703,492
SL Green Realty Corp.	126,768	9,943,682
Sotherly Hotels, Inc.	1,919	9,844
Spirit Realty Capital, Inc.	155,297	7,066,014
Stag Industrial, Inc.	231,985	6,490,940
Store Capital Corp.	336,093	11,044,016
Summit Hotel Properties, Inc.	162,132	1,502,964
Sun Communities, Inc.	145,534	22,249,238
Sunstone Hotel Investors, Inc.	363,234	3,977,412
Tanger Factory Outlet Centers, Inc. (b)	143,732	1,721,909
Taubman Centers, Inc.	95,929	4,994,064
Terreno Realty Corp.	106,648	5,851,776
The GEO Group, Inc.	186,435	2,729,408
The Macerich Co.	169,639	3,464,028
UDR, Inc.	461,671	20,765,962
UMH Properties, Inc.	56,337	817,450
Uniti Group, Inc.	308,452	3,010,492
Universal Health Realty Income Trust (SBI)	18,836	2,029,014
Urban Edge Properties	177,682	2,878,448
Urstadt Biddle Properties, Inc. Class A	52,305	1,078,006
Ventas, Inc.	585,304	31,471,796
VEREIT, Inc.	1,684,354	14,586,506
VICI Properties, Inc.	720,916	18,066,155
Vornado Realty Trust	248,847	13,333,222
Washington Prime Group, Inc. (b)	294,616	810,194
Washington REIT (SBI)	127,784	3,431,000
Weingarten Realty Investors (SBI)	188,269	5,070,084
Welltower, Inc.	639,463	47,844,622
Weyerhaeuser Co.	1,168,369	30,354,227
Wheeler REIT, Inc. (a)(b)	4,774	7,113
Whitestone REIT Class B	59,850	735,557
WP Carey, Inc.	270,042	20,903,951
Xenia Hotels & Resorts, Inc.	175,666	2,627,963
		1,811,256,924
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	15,310	243,276
CBRE Group, Inc. (a)	522,715	29,345,220
Consolidated-Tomoka Land Co.	7,853	451,626
eXp World Holdings, Inc. (a)(b)	36,730	351,139
Forestar Group, Inc. (a)	24,130	431,686
FRP Holdings, Inc. (a)	12,536	567,003
Griffin Industrial Realty, Inc.	4,288	172,549
Howard Hughes Corp. (a)	67,827	7,317,177
Jones Lang LaSalle, Inc.	79,613	11,764,413
Kennedy-Wilson Holdings, Inc.	202,480	4,092,121
Marcus & Millichap, Inc. (a)	36,003	1,150,656
Maui Land & Pineapple, Inc. (a)	22,080	243,101
Newmark Group, Inc.	248,993	2,377,883
RE/MAX Holdings, Inc.	28,337	826,024
Realogy Holdings Corp. (b)	181,595	1,683,386
Redfin Corp. (a)(b)	129,113	3,493,798
Stratus Properties, Inc. (a)	9,028	258,742
Tejon Ranch Co. (a)	27,612	416,389
The RMR Group, Inc.	23,590	878,963
The St. Joe Co. (a)(b)	53,253	1,047,487
Transcontinental Realty Investors, Inc. (a)	14,596	463,423
Trinity Place Holdings, Inc. (a)	4,950	16,286
		67,592,348

TOTAL REAL ESTATE		1,878,849,272

UTILITIES - 3.3%
Electric Utilities - 2.0%
Allete, Inc.	82,672	5,703,541
Alliant Energy Corp.	382,499	19,935,848
American Electric Power Co., Inc.	776,738	69,331,634
Avangrid, Inc.	92,046	4,573,766
Duke Energy Corp.	1,146,006	105,088,750
Edison International	563,502	37,861,699
El Paso Electric Co.	62,982	4,274,588
Entergy Corp.	311,969	36,472,296
Evergy, Inc.	354,075	23,138,801
Eversource Energy	510,453	44,133,766
Exelon Corp.	1,529,261	65,926,442
FirstEnergy Corp.	849,140	37,812,204
Genie Energy Ltd. Class B	34,755	240,505
Hawaiian Electric Industries, Inc.	175,657	7,525,146
IDACORP, Inc.	79,027	7,637,169
MGE Energy, Inc.	54,877	3,914,925
NextEra Energy, Inc.	768,230	194,177,815
OGE Energy Corp.	314,660	11,988,546
Otter Tail Corp.	63,346	3,079,249
Pinnacle West Capital Corp.	175,351	15,692,161
PNM Resources, Inc.	123,090	5,795,077
Portland General Electric Co.	138,565	7,539,322
PPL Corp.	1,206,620	36,210,666
Southern Co.	1,645,675	99,332,943
Spark Energy, Inc. Class A,	17,335	148,388
Xcel Energy, Inc.	825,536	51,447,404
		898,982,651
Gas Utilities - 0.1%
Atmos Energy Corp.	186,077	19,212,450
Chesapeake Utilities Corp.	26,373	2,254,892
National Fuel Gas Co. (b)	138,162	5,058,111
New Jersey Resources Corp.	153,744	5,428,701
Northwest Natural Holding Co.	48,642	3,199,184
ONE Gas, Inc.	81,583	6,701,228
RGC Resources, Inc.	11,687	320,808
South Jersey Industries, Inc.	142,369	3,851,081
Southwest Gas Holdings, Inc.	85,576	5,535,056
Spire, Inc.	79,500	5,966,475
UGI Corp.	327,064	11,787,387
		69,315,373
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	29,153	591,514
Class C	144,013	3,030,034
NRG Energy, Inc.	393,086	13,054,386
Ormat Technologies, Inc.	80,686	5,622,200
Pattern Energy Group, Inc.	144,692	3,913,919
Sunnova Energy International, Inc.	23,623	408,678
Terraform Power, Inc.	131,061	2,462,636
The AES Corp.	1,038,495	17,374,021
Vistra Energy Corp.	701,256	13,485,153
		59,942,541
Multi-Utilities - 1.0%
Ameren Corp.	386,457	30,530,103
Avista Corp.	106,781	5,034,724
Black Hills Corp.	95,506	6,895,533
CenterPoint Energy, Inc.	786,624	18,108,084
CMS Energy Corp.	443,454	26,793,491
Consolidated Edison, Inc.	523,284	41,245,245
Dominion Energy, Inc.	1,294,327	101,190,485
DTE Energy Co.	300,544	33,561,748
MDU Resources Group, Inc.	316,340	8,772,108
NiSource, Inc.	589,717	15,934,153
NorthWestern Energy Corp.	80,440	5,658,150
Public Service Enterprise Group, Inc.	797,838	40,937,068
Sempra Energy	442,360	61,833,081
Unitil Corp.	25,866	1,457,290
WEC Energy Group, Inc.	496,428	45,835,197
		443,786,460
Water Utilities - 0.1%
American States Water Co.	57,768	4,424,451
American Water Works Co., Inc.	285,460	35,299,984
Aqua America, Inc.	336,105	14,455,876
AquaVenture Holdings Ltd. (a)	32,603	881,585
Artesian Resources Corp. Class A	26,254	901,300
Cadiz, Inc. (a)(b)	33,089	289,860
California Water Service Group	75,675	3,629,373
Global Water Resources, Inc.	12,626	150,881
Middlesex Water Co.	27,005	1,605,987
Pure Cycle Corp. (a)	17,009	210,401
SJW Corp.	43,592	2,666,959
York Water Co.	23,393	989,290
		65,505,947

TOTAL UTILITIES		1,537,532,972

TOTAL COMMON STOCKS
(Cost $34,085,119,832)		45,900,338,647
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (d)
(Cost $1,398,736)	1,400,000	1,399,050
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund 1.60% (e)	1,223,210	$1,223,454
Fidelity Securities Lending Cash Central Fund 1.60% (e)(f)	445,738,986	445,783,560
TOTAL MONEY MARKET FUNDS
(Cost $446,962,440)		447,007,014
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $34,533,481,008)		46,348,744,711
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(362,748,206)
NET ASSETS - 100%		$45,985,996,505

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	117	March 2020	$8,628,165	$(918,856)	$(918,856)
CME E-mini S&P 500 Index Contracts (United States)	400	March 2020	59,022,000	(3,874,102)	(3,874,102)
CME E-mini S&P MidCap 400 Index Contracts (United States)	23	March 2020	4,168,060	(474,880)	(474,880)
TOTAL FUTURES CONTRACTS					$(5,267,838)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,399,050.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,700,751
Fidelity Securities Lending Cash Central Fund	10,386,602
Total	$13,087,353

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,483,753,625	$4,483,428,945	$--	$324,680
Consumer Discretionary	4,696,678,538	4,696,678,538	--	--
Consumer Staples	2,980,743,267	2,980,743,267	--	--
Energy	1,509,948,009	1,509,948,009	--	--
Financials	5,958,754,583	5,958,754,583	--	--
Health Care	6,444,935,670	6,444,932,722	1,036	1,912
Industrials	4,411,196,486	4,411,196,366	--	120
Information Technology	10,770,937,792	10,770,937,792	--	--
Materials	1,227,008,433	1,226,985,041	--	23,392
Real Estate	1,878,849,272	1,878,849,272	--	--
Utilities	1,537,532,972	1,537,532,972	--	--
U.S. Government and Government Agency Obligations	1,399,050	--	1,399,050	--
Money Market Funds	447,007,014	447,007,014	--	--
Total Investments in Securities:	$46,348,744,711	$46,346,994,521	$1,400,086	$350,104
Derivative Instruments:
Liabilities
Futures Contracts	$(5,267,838)	$(5,267,838)	$--	$--
Total Liabilities	$(5,267,838)	$(5,267,838)	$--	$--
Total Derivative Instruments:	$(5,267,838)	$(5,267,838)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(5,267,838)
Total Equity Risk	0	(5,267,838)
Total Value of Derivatives	$0	$(5,267,838)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020
Assets
Investment in securities, at value (including securities loaned of $429,391,573) — See accompanying schedule: Unaffiliated issuers (cost $34,086,518,568)	$45,901,737,697
Fidelity Central Funds (cost $446,962,440)	447,007,014
Total Investment in Securities (cost $34,533,481,008)		$46,348,744,711
Segregated cash with brokers for derivative instruments		2,718,318
Cash		3,127
Receivable for investments sold		598,167
Receivable for fund shares sold		129,295,904
Dividends receivable		82,119,099
Distributions receivable from Fidelity Central Funds		830,481
Other receivables		1,038,291
Total assets		46,565,348,098
Liabilities
Payable for investments purchased	$3,578,153
Payable for fund shares redeemed	127,939,225
Accrued management fee	641,566
Payable for daily variation margin on futures contracts	609,475
Other payables and accrued expenses	1,021,580
Collateral on securities loaned	445,561,594
Total liabilities		579,351,593
Net Assets		$45,985,996,505
Net Assets consist of:
Paid in capital		$34,498,535,071
Total accumulated earnings (loss)		11,487,461,434
Net Assets		$45,985,996,505
Net Asset Value and Maximum Offering Price
Fidelity Total Market Index Fund:
Net Asset Value, offering price and redemption price per share ($45,985,996,505 ÷ 553,659,858 shares)		$83.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 29, 2020
Investment Income
Dividends		$922,190,638
Interest		167,168
Income from Fidelity Central Funds (including $10,386,602 from security lending)		13,087,353
Total income		935,445,159
Expenses
Management fee	$7,551,554
Independent trustees' fees and expenses	277,927
Legal	138
Interest	124,573
Commitment fees	131,708
Total expenses before reductions	8,085,900
Expense reductions	(32,851)
Total expenses after reductions		8,053,049
Net investment income (loss)		927,392,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,008,251)
Redemptions in-kind with affiliated entities	12,280,777,708
Fidelity Central Funds	61,289
Futures contracts	31,977,147
Total net realized gain (loss)		12,310,807,893
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(9,313,764,195)
Fidelity Central Funds	(53,125)
Futures contracts	(15,448,051)
Total change in net unrealized appreciation (depreciation)		(9,329,265,371)
Net gain (loss)		2,981,542,522
Net increase (decrease) in net assets resulting from operations		$3,908,934,632

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 29, 2020	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$927,392,110	$1,036,480,107
Net realized gain (loss)	12,310,807,893	153,500,407
Change in net unrealized appreciation (depreciation)	(9,329,265,371)	1,635,120,589
Net increase (decrease) in net assets resulting from operations	3,908,934,632	2,825,101,103
Distributions to shareholders	(1,042,068,060)	(1,255,417,620)
Share transactions - net increase (decrease)	(16,484,258,670)	7,861,011,314
Total increase (decrease) in net assets	(13,617,392,098)	9,430,694,797
Net Assets
Beginning of period	59,603,388,603	50,172,693,806
End of period	$45,985,996,505	$59,603,388,603

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Market Index Fund

Years ended February 28,	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$79.36	$77.42	$68.19	$55.31	$61.58
Income from Investment Operations
Net investment income (loss)B	1.57	1.45	1.36	1.28	1.17
Net realized and unrealized gain (loss)	3.88	2.28	9.65	13.17	(5.98)
Total from investment operations	5.45	3.73	11.01	14.45	(4.81)
Distributions from net investment income	(1.63)	(1.46)	(1.27)	(1.17)	(1.15)
Distributions from net realized gain	(.13)	(.34)	(.51)	(.39)	(.31)
Total distributions	(1.75)C	(1.79)D	(1.78)	(1.57)E	(1.46)
Redemption fees added to paid in capitalB	–	–	–	–F	–F
Net asset value, end of period	$83.06	$79.36	$77.42	$68.19	$55.31
Total ReturnG	6.77%	5.02%	16.25%	26.32%	(7.91)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.02%	.02%	.02%	.02%	.05%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.04%
Expenses net of all reductions	.02%	.02%	.02%	.02%	.04%
Net investment income (loss)	1.84%	1.90%	1.86%	2.02%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$45,985,996	$43,922,333	$6,114,864	$4,684,669	$800,304
Portfolio turnover rateJ	11%K	8%	2%	4%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.75 per share is comprised of distributions from net investment income of $1.627 and distributions from net realized gain of $.127 per share.

 D Total distributions of $1.79 per share is comprised of distributions from net investment income of $1.456 and distributions from net realized gain of $.338 per share.

 E Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 F Amount represents less than $.005 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Extended Market Index Fund	0.00%	6.26%	11.61%

 The initial offering of Fidelity Extended Market Index Fund (formerly named Institutional Premium Class) took place on September 8, 2011. Returns prior to September 8, 2011 are those of the former Premium Class and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Extended Market Index Fund on February 28, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index℠ performed over the same period.

Period Ending Values
$29,986	Fidelity® Extended Market Index Fund
$29,632	Dow Jones U.S. Completion Total Stock Market Index℠

Fidelity® Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks stalled to begin the new year and declined in late February, as the outbreak and spread of the new coronavirus threatened to hamper global economic growth and corporate earnings. For the 12 months ending February 29, 2020, the U.S. equity bellwether S&P 500® index gained 8.19%. The period began with equities rising amid upbeat company earnings and signs the U.S. Federal Reserve may pause on rates. The uptrend extended until May, when the index dipped as trade talks between the U.S. and China broke down. The bull market roared back to record a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, as the Treasury yield curve inverted, which some investors viewed as a sign the U.S. economy could be heading for recession. But the market proved resilient, hitting a new high on October 30, when the Fed lowered rates for the third time in 2019, and moving higher through December 31. Following a roughly flat January, stocks sank in late February, after a surge in coronavirus cases outside China created considerable uncertainty and pushed investors to safer asset classes. By sector, information technology (+27%) led the way by a wide margin, followed by utilities and communication services (+13% each). In contrast, energy (-25%) was by far the weakest category, struggling due to sluggish oil prices. Other notable laggards included materials and industrials (-2% each).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund produced a flat return, roughly in line with the -0.04% return of the benchmark Dow Jones U.S. Completion Index. At the individual-stock level, the largest positive impact on performance came from a position in electric-vehicle automaker Tesla (+109%), reflecting the company's much better than expected financial results. Dexcom (+98%) reported strong earnings and revenue amid robust demand for the company's blood-sugar tracking devices for diabetics. Payment processing company Worldpay (+41%) saw a big jump in its share price after the company agreed to be acquired by financial services provider Fidelity National Information Services. Another contributor was RingCentral (+124%), a provider of cloud-based communications solutions for businesses whose shares gained sharply last October after the company announced a strategic partnership with telecommunication services provider Avaya Holdings. Other notable contributors included cloud-based IT service provider ServiceNow (+18%) and athletic apparel retailer Lululemon Athletica (+45%), both of which benefited from favorable financial results. In contrast, disappointing financial performance weighed on home furnishings retailer Wayfair (-62%). Palo Alto Networks (-25%) stock lost a quarter of its value, with more than half of that decline coming in late February, as the company lowered its full-year earnings guidance. Another detractor was Sage Therapeutics (-70%), a neuroscience company working to develop treatments for disorders of the central nervous system. The stock plummeted in December, following the announcement that a phase III trial of SAGE-217, an oral treatment for major depressive disorder, failed to produce the desired result. Also detracting from performance was aerospace company Spirit Aerosystem Holding (-46%), biotechnology company Bluebird Bio (-53%) and retail conglomerage Qurate Retail Group (-62%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2020

% of fund's net assets
Tesla, Inc.	2.0
The Blackstone Group LP	0.8
Square, Inc.	0.6
Workday, Inc. Class A	0.6
lululemon athletica, Inc.	0.6
DexCom, Inc.	0.5
CoStar Group, Inc.	0.5
Splunk, Inc.	0.5
Liberty Broadband Corp. Class C	0.4
Veeva Systems, Inc. Class A	0.4
6.9

Top Market Sectors as of February 29, 2020

% of fund's net assets
Information Technology	18.5
Financials	17.1
Health Care	14.1
Industrials	13.3
Consumer Discretionary	11.9
Real Estate	9.4
Communication Services	4.9
Materials	3.6
Utilities	2.7
Consumer Staples	2.6

Fidelity® Extended Market Index Fund

Schedule of Investments February 29, 2020

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc. (a)	193,163	$405,642
ATN International, Inc.	54,059	2,913,780
Bandwidth, Inc. (a)	82,587	5,193,896
Cincinnati Bell, Inc. (a)	249,327	3,253,717
Cogent Communications Group, Inc.	204,430	14,925,434
Consolidated Communications Holdings, Inc. (b)	374,159	2,327,269
Frontier Communications Corp. (a)(b)	509,006	275,372
GCI Liberty, Inc. (a)	469,638	32,456,682
Globalstar, Inc. (a)(b)	3,208,461	1,310,335
GlowPoint, Inc. (a)	31,599	50,558
IDT Corp. Class B (a)	105,714	813,998
Iridium Communications, Inc. (a)	475,091	12,860,713
Ooma, Inc. (a)	94,265	1,209,420
ORBCOMM, Inc. (a)	393,191	1,301,462
Otelco, Inc. (a)	200	1,588
Pareteum Corp. (a)(b)	629,496	352,518
PDVWireless, Inc. (a)	62,764	2,940,493
Vonage Holdings Corp. (a)	1,134,864	10,168,381
Zayo Group Holdings, Inc. (a)	1,148,520	40,186,715
		132,947,973
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (b)	262,501	1,643,256
Ballantyne of Omaha, Inc. (a)	46,879	140,637
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	544	4,804
Cinedigm Corp. (a)	23,291	11,855
Cinemark Holdings, Inc.	520,119	13,502,289
Gaia, Inc. Class A (a)(b)	63,495	535,263
Global Eagle Entertainment, Inc. (a)	266,502	79,951
Glu Mobile, Inc. (a)	562,670	4,006,210
Lions Gate Entertainment Corp.:
Class A (a)(b)	332,720	2,645,124
Class B (a)	472,810	3,498,794
LiveXLive Media, Inc. (a)(b)	155,419	195,828
Marcus Corp.	116,847	3,122,152
NTN Communications, Inc. (a)	20,786	44,170
Reading International, Inc. Class A (a)	94,967	791,075
Roku, Inc. Class A (a)(b)	450,011	51,152,750
Rosetta Stone, Inc. (a)	125,782	2,172,255
Sciplay Corp. (A Shares)	124,117	1,122,018
The Madison Square Garden Co. (a)	84,271	22,569,459
World Wrestling Entertainment, Inc. Class A	235,167	10,998,761
Zynga, Inc. (a)	4,615,110	30,967,388
		149,204,039
Interactive Media & Services - 1.1%
ANGI Homeservices, Inc. Class A (a)(b)	340,920	2,430,760
Autoweb, Inc. (a)	46,143	90,440
CarGurus, Inc. Class A (a)(b)	349,264	8,902,739
Cars.com, Inc. (a)(b)	336,546	3,055,838
DHI Group, Inc. (a)	262,377	598,220
Eventbrite, Inc. (a)	178,297	2,604,919
EverQuote, Inc. Class A (a)(b)	51,941	2,109,843
IAC/InterActiveCorp (a)	354,730	72,343,636
Izea Worldwide, Inc. (a)(b)	24,439	6,000
Liberty TripAdvisor Holdings, Inc. (a)	366,346	1,595,437
Match Group, Inc. (a)(b)	264,613	17,199,845
MeetMe, Inc. (a)	326,507	1,665,186
Pinterest, Inc. Class A	500,334	9,756,513
Professional Diversity Network, Inc. (a)(b)(c)	5,685	5,173
QuinStreet, Inc. (a)	239,460	3,084,245
Snap, Inc. Class A (a)	3,848,391	54,531,700
Travelzoo, Inc. (a)	31,997	261,735
TripAdvisor, Inc.	510,253	11,965,433
TrueCar, Inc. (a)	492,274	1,294,681
Yelp, Inc. (a)	313,079	9,789,980
Zedge, Inc. (a)	22,584	32,792
Zillow Group, Inc.:
Class A (a)	178,342	9,928,299
Class C (a)(b)	609,744	34,029,813
		247,283,227
Media - 2.4%
A.H. Belo Corp. Class A	71,028	177,570
Altice U.S.A., Inc. Class A (a)	1,509,170	39,027,136
AMC Networks, Inc. Class A (a)	216,289	6,704,959
Beasley Broadcast Group, Inc. Class A	15,847	49,284
Boston Omaha Corp. (a)(b)	50,895	990,417
Cable One, Inc.	24,608	38,708,876
Cardlytics, Inc. (a)	97,494	7,740,049
Cbdmd, Inc. (a)(b)	199,426	203,415
Central European Media Enterprises Ltd. Class A (a)	492,432	2,181,474
Clear Channel Outdoor Holdings, Inc. (a)(b)	1,778,834	3,682,186
comScore, Inc. (a)	245,403	858,911
Cumulus Media, Inc. (a)	80,537	970,471
Daily Journal Corp. (a)(b)	4,533	1,133,250
E.W. Scripps Co. Class A	273,688	3,256,887
Emerald Expositions Events, Inc.	131,779	904,004
Emmis Communications Corp. Class A (a)	29,402	106,141
Entercom Communications Corp. Class A	571,458	1,982,959
Entravision Communication Corp. Class A	291,837	586,592
Fluent, Inc. (a)	183,347	427,199
Gray Television, Inc. (a)	419,128	7,929,902
Harte-Hanks, Inc. (a)	20,159	60,074
Hemisphere Media Group, Inc. (a)	92,913	1,173,491
iHeartMedia, Inc. (a)(b)	285,657	4,316,277
Insignia Systems, Inc. (a)	22,471	17,303
John Wiley & Sons, Inc. Class A	221,420	8,234,610
Lee Enterprises, Inc. (a)	318,371	477,557
Liberty Broadband Corp.:
Class A (a)	115,347	14,266,117
Class C (a)	752,527	94,735,624
Liberty Global PLC:
Class A (a)	753,417	14,706,700
Class B (a)	300	6,045
Class C (a)	2,088,183	38,819,322
Liberty Latin America Ltd.:
Class A (a)	161,607	2,448,346
Class C (a)	628,468	9,546,429
Liberty Media Corp.:
Liberty Braves Class A (a)	52,941	1,377,525
Liberty Braves Class C (a)	180,583	4,691,546
Liberty Formula One Group Series C (a)	999,868	39,054,844
Liberty Media Class A (a)	120,484	4,516,945
Liberty SiriusXM Series A (a)	367,014	16,394,515
Liberty SiriusXM Series C (a)	752,642	33,582,886
Loral Space & Communications Ltd. (a)(b)	63,646	1,976,845
Marchex, Inc. Class B (a)	161,827	419,132
MDC Partners, Inc. Class A (a)	246,611	618,994
Mediaco Holding, Inc. (a)	3,719	25,103
Meredith Corp.	196,165	5,168,948
MSG Network, Inc. Class A (a)(b)	229,121	2,896,089
National CineMedia, Inc.	299,105	2,300,117
New Media Investment Group, Inc.	592,584	2,488,853
Nexstar Broadcasting Group, Inc. Class A	226,298	26,019,744
Saga Communications, Inc. Class A	17,467	502,700
Salem Communications Corp. Class A	38,194	46,979
Scholastic Corp.	152,342	4,888,655
Sinclair Broadcast Group, Inc. Class A	325,029	7,543,923
Sirius XM Holdings, Inc. (b)	6,693,063	42,434,019
SPAR Group, Inc. (a)	143,038	163,063
Srax, Inc. (a)(b)	55,736	160,520
Srax, Inc. rights 12/31/20(a)(b)(c)	34,667	6,240
TechTarget, Inc. (a)	120,996	2,798,637
Tegna, Inc.	1,062,543	15,215,616
The New York Times Co. Class A	706,010	26,447,135
Townsquare Media, Inc.	39,720	353,905
Tribune Publishing Co.	101,876	1,168,518
Urban One, Inc. Class D (non-vtg.) (a)	112,382	211,278
WideOpenWest, Inc. (a)	140,080	881,103
Xcel Brands, Inc. (a)(b)	41,881	55,283
		550,839,237
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	227,968	2,888,355
Gogo, Inc. (a)(b)	264,954	956,484
NII Holdings, Inc. (a)(c)	489,197	1,061,557
Shenandoah Telecommunications Co.	232,061	10,310,470
Spok Holdings, Inc.	99,718	993,191
Sprint Corp. (a)	3,011,353	27,674,334
Telephone & Data Systems, Inc.	469,187	9,449,426
U.S. Cellular Corp. (a)	78,207	2,456,482
		55,790,299

TOTAL COMMUNICATION SERVICES		1,136,064,775

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.9%
Adient PLC (a)	431,036	10,314,691
American Axle & Manufacturing Holdings, Inc. (a)	551,039	3,488,077
Autoliv, Inc.	381,842	25,480,317
Cooper Tire & Rubber Co.	251,780	6,417,872
Cooper-Standard Holding, Inc. (a)	81,829	1,414,005
Dana, Inc.	699,583	10,060,004
Delphi Technologies PLC (a)	417,415	5,893,900
Dorman Products, Inc. (a)	143,844	8,722,700
Fox Factory Holding Corp. (a)	190,488	12,076,939
Garrett Motion, Inc. (a)	374,012	2,595,643
Gentex Corp.	1,238,230	33,060,741
Gentherm, Inc. (a)	163,662	6,674,136
Horizon Global Corp. (a)(b)	120,070	368,615
LCI Industries	122,120	11,790,686
Lear Corp.	267,429	29,738,105
Modine Manufacturing Co. (a)	250,078	1,865,582
Motorcar Parts of America, Inc. (a)(b)	93,916	1,572,154
Shiloh Industries, Inc. (a)	59,119	204,552
Standard Motor Products, Inc.	99,564	4,380,816
Stoneridge, Inc. (a)	136,195	3,009,910
Strattec Security Corp.	16,077	336,170
Superior Industries International, Inc.	124,446	323,560
Sypris Solutions, Inc. (a)	33,367	30,364
Tenneco, Inc.	280,096	2,568,480
The Goodyear Tire & Rubber Co.	1,140,894	11,049,558
Unique Fabricating, Inc.	9,426	28,702
Veoneer, Inc. (a)(b)	490,993	6,044,124
Visteon Corp. (a)(b)	136,990	8,909,830
Workhorse Group, Inc. (a)(b)	248,346	747,521
XPEL, Inc. (a)(b)	81,889	1,057,187
		210,224,941
Automobiles - 2.1%
Arcimoto, Inc. (a)(b)	51,439	77,673
Tesla, Inc. (a)	698,765	466,767,997
Thor Industries, Inc. (b)	271,468	20,471,402
Winnebago Industries, Inc.	165,362	8,580,634
		495,897,706
Distributors - 0.2%
Core-Mark Holding Co., Inc.	227,046	5,224,328
Educational Development Corp.	32,392	167,143
Funko, Inc. (a)(b)	87,402	708,830
Pool Corp.	196,107	41,370,733
Weyco Group, Inc.	33,001	724,042
		48,195,076
Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. (a)	264,541	8,166,381
American Public Education, Inc. (a)	81,554	1,815,392
Aspen Group, Inc. (a)	83,246	730,900
Bright Horizons Family Solutions, Inc. (a)	285,532	44,871,354
Career Education Corp. (a)	359,838	5,372,381
Carriage Services, Inc.	80,618	1,705,071
Chegg, Inc. (a)(b)	564,542	22,135,692
Collectors Universe, Inc.	38,346	882,150
DropCar, Inc. (a)	1,631	1,125
Franchise Group, Inc.	13,901	322,503
Frontdoor, Inc. (a)	416,211	17,647,346
Graham Holdings Co.	21,335	10,728,945
Grand Canyon Education, Inc. (a)	238,439	19,237,259
Houghton Mifflin Harcourt Co. (a)	514,416	2,813,856
HyreCar, Inc. (a)(b)	61,111	191,889
K12, Inc. (a)	191,468	3,806,384
Laureate Education, Inc. Class A (a)	539,366	10,086,144
Lincoln Educational Services Corp. (a)	82,611	243,702
OneSpaWorld Holdings Ltd. (b)	166,392	2,033,310
Regis Corp. (a)	125,533	1,601,801
Select Interior Concepts, Inc. (a)	96,538	721,139
Service Corp. International	896,830	42,859,506
ServiceMaster Global Holdings, Inc. (a)	671,754	24,028,641
Strategic Education, Inc.	108,988	16,062,651
Universal Technical Institute, Inc. (a)	85,915	635,771
Weight Watchers International, Inc. (a)	228,288	6,848,640
Xpresspa Group, Inc. (a)	4,614	3,644
Zovio, Inc. (a)	125,853	197,589
		245,751,166
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	1,221,706	42,442,066
Ark Restaurants Corp.	8,300	172,225
BBQ Holdings, Inc. (a)	20,922	92,475
BFC Financial Corp. Class A	322,999	1,124,037
Biglari Holdings, Inc. (a)	449	269,400
Biglari Holdings, Inc. (a)	4,931	520,023
BJ's Restaurants, Inc.	93,313	3,074,663
Bloomin' Brands, Inc.	433,151	7,792,386
Bluegreen Vacations Corp. (b)	41,601	322,824
Boyd Gaming Corp.	394,272	10,531,005
Brinker International, Inc.	183,440	6,301,164
Caesars Entertainment Corp. (a)	2,705,126	34,382,151
Carrols Restaurant Group, Inc. (a)(b)	212,040	874,665
Century Casinos, Inc. (a)	135,738	947,451
Chanticleer Holdings, Inc. (a)(b)	9,043	3,525
Choice Hotels International, Inc. (b)	154,857	14,135,347
Churchill Downs, Inc.	173,755	21,830,578
Chuy's Holdings, Inc. (a)	82,945	1,778,341
Cracker Barrel Old Country Store, Inc.	117,468	16,836,688
Dave & Buster's Entertainment, Inc.	152,911	5,047,592
Del Taco Restaurants, Inc. (a)	178,255	1,140,832
Denny's Corp. (a)	300,830	5,237,450
Dine Brands Global, Inc.	82,159	6,724,714
Domino's Pizza, Inc.	190,045	64,512,676
Dover Motorsports, Inc.	22,265	36,737
Drive Shack, Inc. (a)(b)	295,229	844,355
Dunkin' Brands Group, Inc.	406,433	27,035,923
El Pollo Loco Holdings, Inc. (a)(b)	99,399	1,282,247
Eldorado Resorts, Inc. (a)(b)	319,563	16,035,671
Everi Holdings, Inc. (a)	418,510	4,352,504
Extended Stay America, Inc. unit	893,128	9,806,545
Fiesta Restaurant Group, Inc. (a)	117,958	1,139,474
Flanigans Enterprises, Inc.	1,099	22,523
Full House Resorts, Inc. (a)	108,670	312,970
Golden Entertainment, Inc. (a)	97,885	1,593,568
Good Times Restaurants, Inc. (a)	40,245	54,331
Habit Restaurants, Inc. Class A (a)	104,122	1,453,543
Hilton Grand Vacations, Inc. (a)	416,601	11,106,583
Hyatt Hotels Corp. Class A (b)	175,091	13,411,971
Inspired Entertainment, Inc. (a)	65,633	341,292
J. Alexanders Holdings, Inc. (a)	57,936	475,655
Jack in the Box, Inc.	117,749	8,108,196
Kura Sushi U.S.A., Inc. Class A (a)	15,421	286,985
Lindblad Expeditions Holdings (a)	140,773	1,675,199
Luby's, Inc. (a)	53,936	127,289
Marriott Vacations Worldwide Corp.	182,361	17,648,898
Monarch Casino & Resort, Inc. (a)	59,786	2,826,682
Nathan's Famous, Inc.	14,061	836,630
New Canterbury Park Holding Co.	400	4,744
Noodles & Co. (a)	149,847	1,216,758
Papa John's International, Inc.	107,908	6,216,580
Penn National Gaming, Inc. (a)(b)	534,148	15,794,756
Planet Fitness, Inc. (a)	401,384	27,089,406
Playa Hotels & Resorts NV (a)	281,535	1,492,136
PlayAGS, Inc. (a)	128,219	1,242,442
Potbelly Corp. (a)	129,702	648,510
Rave Restaurant Group, Inc. (a)	27,004	33,755
RCI Hospitality Holdings, Inc.	43,450	875,518
Red Lion Hotels Corp. (a)	142,774	366,929
Red Robin Gourmet Burgers, Inc. (a)(b)	63,919	1,757,773
Red Rock Resorts, Inc.	340,061	7,008,657
Ruth's Hospitality Group, Inc.	138,050	2,640,897
Scientific Games Corp. Class A (a)(b)	266,114	4,853,919
SeaWorld Entertainment, Inc. (a)	197,908	5,385,077
Shake Shack, Inc. Class A (a)(b)	152,671	9,074,764
Six Flags Entertainment Corp.	386,383	9,767,762
Target Hospitality Corp. (a)	161,509	755,862
Texas Roadhouse, Inc. Class A	321,180	18,056,740
The Cheesecake Factory, Inc.	202,196	7,204,243
The ONE Group Hospitality, Inc. (a)	9,510	34,712
Town Sports International Holdings, Inc. (a)(b)	117,611	167,008
Twin River Worldwide Holdings, Inc.	113,965	2,963,090
Vail Resorts, Inc.	197,907	42,077,007
Wendy's Co.	903,035	17,049,301
Wingstop, Inc.	143,459	12,115,113
Wyndham Destinations, Inc.	437,145	17,442,086
Wyndham Hotels & Resorts, Inc.	466,627	23,774,646
		604,020,240
Household Durables - 0.9%
Bassett Furniture Industries, Inc.	44,549	439,699
Beazer Homes U.S.A., Inc. (a)	145,583	1,784,848
Cavco Industries, Inc. (a)	42,643	8,601,946
Century Communities, Inc. (a)	138,559	4,618,171
Comstock Holding Companies, Inc. (a)(b)	5,255	9,564
CSS Industries, Inc.	40,866	382,914
Dixie Group, Inc. (a)	52,063	49,460
Emerson Radio Corp. (a)	23,944	19,730
Ethan Allen Interiors, Inc.	125,271	1,653,577
Flexsteel Industries, Inc.	27,568	378,784
GoPro, Inc. Class A (a)(b)	639,884	2,428,360
Green Brick Partners, Inc. (a)	126,138	1,379,950
Hamilton Beach Brands Holding Co. Class A	31,310	363,196
Helen of Troy Ltd. (a)	124,242	20,450,233
Hooker Furniture Corp.	56,516	1,063,066
Hovnanian Enterprises, Inc. Class A (a)	22,827	564,968
Installed Building Products, Inc. (a)	104,422	6,897,073
iRobot Corp. (a)(b)	139,535	6,696,285
KB Home	419,851	13,682,944
Koss Corp. (a)	1,363	1,636
La-Z-Boy, Inc.	227,132	6,507,332
Legacy Housing Corp. (a)	19,089	274,309
LGI Homes, Inc. (a)(b)	98,973	7,457,616
Libbey, Inc. (a)(b)	110,300	158,832
Lifetime Brands, Inc.	49,035	311,863
Live Ventures, Inc. (a)	13,437	72,022
Lovesac (a)(b)	51,473	447,300
M.D.C. Holdings, Inc.	244,803	9,630,550
M/I Homes, Inc. (a)	142,250	5,295,968
Meritage Homes Corp. (a)	177,853	11,286,551
New Home Co. LLC (a)	59,315	291,237
Nova LifeStyle, Inc. (a)(b)	18,912	30,259
Purple Innovation, Inc. (a)	62,156	844,078
Skyline Champion Corp. (a)	245,327	6,250,932
Sonos, Inc. (a)(b)	317,851	3,668,001
Taylor Morrison Home Corp. (a)	651,931	14,681,486
Tempur Sealy International, Inc. (a)	221,979	16,592,930
Toll Brothers, Inc.	589,774	21,839,331
TopBuild Corp. (a)	169,024	17,071,424
TRI Pointe Homes, Inc. (a)	689,214	10,565,651
Tupperware Brands Corp. (b)	237,842	677,850
Turtle Beach Corp. (a)(b)	65,068	430,099
Universal Electronics, Inc. (a)	68,453	2,890,086
VOXX International Corp. (a)	81,933	303,971
Vuzix Corp. (a)(b)	144,813	230,253
Zagg, Inc. (a)(b)	138,785	932,635
		210,208,970
Internet & Direct Marketing Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	124,295	2,242,282
Blue Apron Holdings, Inc. Class A (a)(b)	36,001	102,963
Chewy, Inc. (b)	263,936	7,812,506
Duluth Holdings, Inc. (a)(b)	67,388	462,282
Etsy, Inc. (a)	580,991	33,587,090
EVINE Live, Inc. (a)(b)	24,283	72,606
Groupon, Inc. (a)	2,194,905	2,941,173
GrubHub, Inc. (a)(b)	449,571	21,628,861
Lands' End, Inc. (a)(b)	79,744	840,502
Leaf Group Ltd. (a)	70,824	186,267
Liberty Interactive Corp. QVC Group Series A (a)	1,923,743	13,119,927
Liquidity Services, Inc. (a)	125,407	491,595
Overstock.com, Inc. (a)(b)	161,190	1,041,287
PetMed Express, Inc. (b)	97,461	2,572,970
Quotient Technology, Inc. (a)	364,300	3,260,485
Remark Holdings, Inc. (a)(b)	98,931	65,037
Revolve Group, Inc. (b)	75,297	1,227,341
RumbleON, Inc. Class B (a)(b)	47,249	16,183
Shutterstock, Inc.	99,147	3,821,125
Stamps.com, Inc. (a)	80,280	11,328,311
Stitch Fix, Inc. (a)(b)	126,000	3,027,780
The RealReal, Inc. (b)	72,990	1,021,130
The Rubicon Project, Inc. (a)	242,190	2,748,857
U.S. Auto Parts Network, Inc. (a)	61,593	145,359
Waitr Holdings, Inc. (a)(b)	340,435	122,352
Wayfair LLC Class A (a)(b)	322,827	20,405,895
		134,292,166
Leisure Products - 0.5%
Acushnet Holdings Corp.	172,163	4,381,548
American Outdoor Brands Corp. (a)	272,924	2,718,323
Brunswick Corp.	398,421	21,195,997
Callaway Golf Co.	470,872	7,995,407
Clarus Corp.	111,951	1,294,154
Escalade, Inc.	33,390	283,481
JAKKS Pacific, Inc. (a)(b)	84,913	59,983
Johnson Outdoors, Inc. Class A	29,502	1,841,220
Malibu Boats, Inc. Class A (a)	103,294	4,538,738
Marine Products Corp.	37,881	476,543
Mattel, Inc. (a)(b)	1,700,059	20,043,696
MCBC Holdings, Inc. (a)	94,975	1,535,746
Nautilus, Inc. (a)	139,378	448,797
Peloton Interactive, Inc. Class A (a)(b)	198,810	5,306,239
Polaris, Inc.	282,009	23,274,203
Sturm, Ruger & Co., Inc.	85,235	4,094,689
Summer Infant, Inc. (a)	36,722	16,525
Vista Outdoor, Inc. (a)	293,097	2,154,263
YETI Holdings, Inc. (a)(b)	149,491	4,522,103
		106,181,655
Multiline Retail - 0.1%
Big Lots, Inc.	192,816	3,048,421
Dillard's, Inc. Class A	50,160	2,823,506
JC Penney Corp., Inc. (a)(b)	1,492,223	1,029,634
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	271,193	13,795,588
Tuesday Morning Corp. (a)(b)	239,030	394,400
		21,091,549
Specialty Retail - 1.8%
Aaron's, Inc. Class A	328,661	12,926,237
Abercrombie & Fitch Co. Class A	304,270	3,995,065
America's Car Mart, Inc. (a)	31,068	3,192,858
American Eagle Outfitters, Inc.	781,582	10,066,776
Asbury Automotive Group, Inc. (a)	95,384	8,454,838
Ascena Retail Group, Inc. (a)(b)	41,561	157,932
At Home Group, Inc. (a)(b)	246,006	1,230,030
AutoNation, Inc. (a)	288,835	12,341,920
Barnes & Noble Education, Inc. (a)	185,417	613,730
Bed Bath & Beyond, Inc. (b)	618,114	6,681,812
Big 5 Sporting Goods Corp.	96,400	214,972
Blink Charging Co. (a)(b)	48,416	109,904
Boot Barn Holdings, Inc. (a)	141,566	4,341,829
Build-A-Bear Workshop, Inc. (a)	60,976	232,319
Burlington Stores, Inc. (a)	323,826	70,030,611
Caleres, Inc.	202,458	2,334,341
Camping World Holdings, Inc.	163,880	2,241,878
Carvana Co. Class A (a)(b)	247,368	20,509,281
Chico's FAS, Inc.	597,745	2,396,957
Citi Trends, Inc.	61,123	1,208,402
Conn's, Inc. (a)(b)	94,253	768,162
Destination XL Group, Inc. (a)	161,954	129,563
DGSE Companies, Inc. (a)(b)	6,800	18,088
Dick's Sporting Goods, Inc.	308,245	11,223,200
DSW, Inc. Class A	275,013	3,715,426
Express, Inc. (a)	350,263	1,295,973
Five Below, Inc. (a)	273,377	26,503,900
Floor & Decor Holdings, Inc. Class A (a)	342,199	17,469,259
Foot Locker, Inc.	522,788	18,951,065
Francesca's Holdings Corp. (a)(b)	13,421	86,968
GameStop Corp. Class A (b)	321,410	1,157,076
Genesco, Inc. (a)	70,688	2,432,374
GNC Holdings, Inc. Class A (a)(b)	432,168	726,042
Group 1 Automotive, Inc.	85,779	7,310,944
Guess?, Inc.	206,351	3,342,886
Haverty Furniture Companies, Inc.	95,087	1,599,363
Hibbett Sports, Inc. (a)(b)	88,809	1,733,552
J.Jill, Inc. (b)	69,488	59,065
Kirkland's, Inc. (a)(b)	81,142	95,748
Lithia Motors, Inc. Class A (sub. vtg.)	111,001	13,226,879
Lumber Liquidators Holdings, Inc. (a)(b)	141,437	1,386,083
MarineMax, Inc. (a)	107,310	1,816,758
Michaels Companies, Inc. (a)(b)	367,524	1,576,678
Monro, Inc.	162,579	9,123,933
Murphy U.S.A., Inc. (a)	141,492	13,795,470
National Vision Holdings, Inc. (a)	386,187	13,447,031
Office Depot, Inc.	2,699,460	6,343,731
Party City Holdco, Inc. (a)(b)	269,502	536,309
Penske Automotive Group, Inc.	166,431	7,659,155
Rent-A-Center, Inc.	244,070	5,196,250
RH (a)	80,108	14,531,591
RTW Retailwinds, Inc. (a)	121,608	34,062
Sally Beauty Holdings, Inc. (a)(b)	573,986	7,140,386
Shoe Carnival, Inc. (b)	42,883	1,282,631
Signet Jewelers Ltd.	256,293	5,976,753
Sleep Number Corp. (a)	139,007	6,123,258
Sonic Automotive, Inc. Class A (sub. vtg.)	119,064	3,333,792
Sportsman's Warehouse Holdings, Inc. (a)	192,272	1,153,632
Stage Stores, Inc. (a)(b)	92,328	53,550
Stein Mart, Inc. (a)	118,280	104,382
Tailored Brands, Inc. (b)	241,171	788,629
Tandy Leather Factory, Inc. (a)	3,417	16,914
The Buckle, Inc. (b)	138,703	3,138,849
The Cato Corp. Class A (sub. vtg.)	113,369	1,833,177
The Children's Place Retail Stores, Inc. (b)	77,242	4,449,139
The Container Store Group, Inc. (a)(b)	73,884	279,282
Tilly's, Inc.	126,614	822,991
Trans World Entertainment Corp. (a)(b)	1,429	5,716
TravelCenters of America LLC (a)	34,858	421,433
Urban Outfitters, Inc. (a)	342,687	8,056,571
Williams-Sonoma, Inc.	381,675	23,812,703
Winmark Corp.	11,508	2,301,600
Zumiez, Inc. (a)	100,041	2,654,088
		424,323,752
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	216,956	19,844,965
Centric Brands, Inc. (a)(b)	60,189	122,184
Charles & Colvard Ltd. (a)(b)	56,754	48,803
Cherokee, Inc. (a)	16,787	9,569
Columbia Sportswear Co.	143,154	11,638,420
Crocs, Inc. (a)	337,358	8,828,659
Crown Crafts, Inc.	3,686	22,485
Culp, Inc.	47,215	430,601
Deckers Outdoor Corp. (a)	137,434	23,886,029
Delta Apparel, Inc. (a)	28,383	560,848
Forward Industries, Inc. (NY Shares) (a)(b)	18,474	18,474
Fossil Group, Inc. (a)	227,920	1,046,153
G-III Apparel Group Ltd. (a)	207,221	4,633,462
Iconix Brand Group, Inc. (a)(b)	26,935	30,975
Kontoor Brands, Inc.	228,495	7,709,421
Lakeland Industries, Inc. (a)(b)	35,718	754,007
Levi Strauss & Co. Class A (b)	212,750	3,614,623
lululemon athletica, Inc. (a)	586,621	127,537,272
Movado Group, Inc.	84,900	1,248,030
Oxford Industries, Inc.	83,900	5,066,721
Rocky Brands, Inc.	33,823	823,590
Sequential Brands Group, Inc. (a)(b)	181,557	43,574
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	656,554	21,718,806
Steven Madden Ltd.	375,881	12,291,309
Superior Group of Companies, Inc.	31,084	373,630
Unifi, Inc. (a)	78,142	1,669,895
Vera Bradley, Inc. (a)	116,716	964,074
Vince Holding Corp. (a)	16,911	182,639
Wolverine World Wide, Inc.	396,965	10,436,210
		265,555,428

TOTAL CONSUMER DISCRETIONARY		2,765,742,649

CONSUMER STAPLES - 2.6%
Beverages - 0.3%
Alkaline Water Co., Inc. (a)(b)	223,735	203,599
Boston Beer Co., Inc. Class A (a)	45,320	16,804,203
Celsius Holdings, Inc. (a)(b)	148,733	879,012
Coca-Cola Bottling Co. Consolidated	22,820	4,481,392
Craft Brew Alliance, Inc. (a)	59,681	949,525
Eastside Distilling, Inc. (a)(b)	8,987	26,871
Keurig Dr. Pepper, Inc.	1,310,968	36,549,788
MGP Ingredients, Inc.	64,598	1,857,838
National Beverage Corp. (b)	58,967	2,493,714
New Age Beverages Corp. (a)(b)	402,744	813,543
Primo Water Corp. (a)	168,129	2,353,806
REED'S, Inc. (a)(b)	112,734	91,653
		67,504,944
Food & Staples Retailing - 0.6%
Andersons, Inc.	160,982	2,957,239
BJ's Wholesale Club Holdings, Inc. (a)	609,042	11,730,149
Casey's General Stores, Inc.	180,432	29,414,025
Chefs' Warehouse Holdings (a)	126,316	3,867,796
Grocery Outlet Holding Corp. (b)	231,425	7,324,601
HF Foods Group, Inc. (a)(b)	160,448	2,873,624
iFresh, Inc. (a)	19,708	7,528
Ingles Markets, Inc. Class A	73,183	2,617,756
Natural Grocers by Vitamin Cottage, Inc.	42,028	289,993
Performance Food Group Co. (a)	575,080	24,383,392
PriceSmart, Inc.	108,745	6,056,009
Rite Aid Corp. (a)(b)	267,353	3,641,348
SpartanNash Co.	185,417	2,304,733
Sprouts Farmers Market LLC (a)	590,118	9,430,086
U.S. Foods Holding Corp. (a)	1,077,101	36,233,678
United Natural Foods, Inc. (a)(b)	257,331	1,664,932
Village Super Market, Inc. Class A (b)	37,465	769,906
Weis Markets, Inc.	83,451	3,108,550
		148,675,345
Food Products - 1.2%
Alico, Inc.	17,841	581,081
Arcadia Biosciences, Inc. (a)(b)	30,854	127,118
B&G Foods, Inc. Class A (b)	320,282	4,740,174
Beyond Meat, Inc. (b)	51,380	4,606,217
Bridgford Foods Corp. (a)	700	12,236
Bunge Ltd.	694,634	32,613,066
Cal-Maine Foods, Inc. (b)	148,600	5,184,654
Calavo Growers, Inc. (b)	81,559	5,908,950
Coffee Holding Co., Inc. (a)	29,362	114,512
Darling International, Inc. (a)	802,569	20,626,023
Farmer Brothers Co. (a)	70,663	872,688
Flowers Foods, Inc.	948,106	20,412,722
Fresh Del Monte Produce, Inc.	149,407	4,096,740
Freshpet, Inc. (a)	153,144	10,177,950
Hostess Brands, Inc. Class A (a)	607,029	7,715,339
Ingredion, Inc.	326,431	27,191,702
J&J Snack Foods Corp.	74,676	12,009,394
John B. Sanfilippo & Son, Inc.	43,280	3,037,823
Lancaster Colony Corp.	97,842	14,133,277
Landec Corp. (a)	144,548	1,483,062
Lifeway Foods, Inc. (a)	26,937	55,221
Limoneira Co.	73,576	1,228,719
Pilgrim's Pride Corp. (a)	261,218	5,527,373
Post Holdings, Inc. (a)	323,486	32,756,192
RiceBran Technologies (a)(b)	102,744	119,183
Rocky Mountain Chocolate Factory, Inc.	4,045	30,985
S&W Seed Co. (a)	104,872	303,080
Sanderson Farms, Inc.	97,090	11,996,440
Seaboard Corp.	1,283	4,381,445
Seneca Foods Corp. Class A (a)	38,502	1,336,789
The Hain Celestial Group, Inc. (a)(b)	399,060	9,469,694
The Simply Good Foods Co. (a)	408,436	9,010,098
Tootsie Roll Industries, Inc.	84,786	2,719,935
TreeHouse Foods, Inc. (a)	274,785	10,472,056
		265,051,938
Household Products - 0.2%
Central Garden & Pet Co. (a)	7,062	189,120
Central Garden & Pet Co. Class A (non-vtg.) (a)	242,011	6,125,298
Energizer Holdings, Inc. (b)	315,458	13,561,539
Ocean Bio-Chem, Inc.	25,804	129,020
Oil-Dri Corp. of America	22,658	689,483
Spectrum Brands Holdings, Inc.	214,019	11,533,484
WD-40 Co.	66,160	11,411,938
		43,639,882
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	198,560	3,901,704
Cyanotech Corp. (a)	3,737	9,567
Edgewell Personal Care Co. (a)	263,036	7,985,773
elf Beauty, Inc. (a)	132,214	2,110,135
Guardion Health Sciences, Inc.	272,364	115,510
Herbalife Nutrition Ltd. (a)	453,243	14,666,943
Inter Parfums, Inc.	87,002	5,225,340
LifeVantage Corp. (a)(b)	62,133	740,004
Mannatech, Inc.	4,435	68,743
MediFast, Inc.	56,678	4,710,509
MYOS Corp. (a)(b)	833	975
Natural Alternatives International, Inc. (a)	19,731	142,063
Natural Health Trends Corp.	34,344	121,578
Nature's Sunshine Products, Inc. (a)	31,350	257,070
Nu Skin Enterprises, Inc. Class A	269,097	6,598,258
Reliv International, Inc. (a)(b)	1,499	5,157
Revlon, Inc. (a)(b)	36,264	627,730
United-Guardian, Inc.	6,104	89,729
USANA Health Sciences, Inc. (a)	62,823	4,152,600
Veru, Inc. (a)	209,801	866,478
Youngevity International, Inc. (a)(b)	35,729	39,302
		52,435,168
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	581,840	430,562
Pyxus International, Inc. (a)(b)	38,644	148,779
Turning Point Brands, Inc.	44,114	1,153,581
Universal Corp.	124,626	6,150,293
Vector Group Ltd.	561,027	6,519,134
		14,402,349

TOTAL CONSUMER STAPLES		591,709,626

ENERGY - 1.8%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)	375,938	6,992,447
Archrock, Inc.	647,118	4,562,182
Aspen Aerogels, Inc. (a)	92,499	735,367
Cactus, Inc.	230,775	6,302,465
Core Laboratories NV (b)	217,152	5,828,360
COVIA Corp. (a)	145,251	223,687
Dawson Geophysical Co. (a)	86,896	168,578
Diamond Offshore Drilling, Inc. (a)(b)	310,439	946,839
DMC Global, Inc. (b)	72,085	2,599,385
Dril-Quip, Inc. (a)	176,084	6,272,112
ENGlobal Corp. (a)	48,611	49,097
Enservco Corp. (a)(b)	76,307	10,637
Era Group, Inc. (a)	97,885	959,273
Exterran Corp. (a)	155,518	793,142
Forum Energy Technologies, Inc. (a)	400,780	312,608
Frank's International NV (a)	478,583	1,876,045
FTS International, Inc. (a)	173,534	160,519
Geospace Technologies Corp. (a)	68,128	840,018
Gulf Island Fabrication, Inc. (a)	50,167	223,243
Helix Energy Solutions Group, Inc. (a)	685,737	4,601,295
Hi-Crush, Inc. (a)(b)	400,808	240,485
Independence Contract Drilling, Inc. (a)	162,917	64,385
ION Geophysical Corp. (a)	52,303	184,107
KLX Energy Services Holdings, Inc. (a)	118,053	285,688
Liberty Oilfield Services, Inc. Class A	280,045	1,873,501
Mammoth Energy Services, Inc. (b)	62,666	68,306
Matrix Service Co. (a)	134,805	1,628,444
Mitcham Industries, Inc. (a)(b)	40,167	106,443
Nabors Industries Ltd.	1,661,926	2,924,990
Natural Gas Services Group, Inc. (a)	51,774	511,527
NCS Multistage Holdings, Inc. (a)	58,361	63,613
Newpark Resources, Inc. (a)	470,680	1,652,087
Nextier Oilfield Solutions, Inc. (a)	764,271	3,561,503
Nine Energy Service, Inc. (a)(b)	75,998	308,552
Noble Corp. (a)(b)	1,310,750	919,098
Oceaneering International, Inc. (a)	483,682	5,098,008
Oil States International, Inc. (a)	301,433	2,384,335
Patterson-UTI Energy, Inc.	974,382	5,583,209
Profire Energy, Inc. (a)	143,347	170,583
ProPetro Holding Corp. (a)	398,218	3,488,390
Quintana Energy Services, Inc. (a)(b)	65,953	147,075
Ranger Energy Services, Inc. Class A (a)	20,663	142,161
RigNet, Inc. (a)	57,824	203,540
RPC, Inc. (b)	275,755	948,597
SAExploration Holdings, Inc. (a)	22,051	43,881
SAExploration Holdings, Inc.:
Series A warrants 7/27/21 (a)(d)	42	0
Series B warrants 7/27/21 (a)(d)	42	0
SEACOR Holdings, Inc. (a)	88,695	3,308,324
SEACOR Marine Holdings, Inc. (a)	91,533	727,687
Select Energy Services, Inc. Class A (a)	319,356	2,075,814
Smart Sand, Inc. (a)(b)	100,045	163,073
Solaris Oilfield Infrastructure, Inc. Class A	153,664	1,628,838
Superior Drilling Products, Inc. (a)(b)	61,142	37,272
Synthesis Energy Systems, Inc. (a)	3,789	13,148
TETRA Technologies, Inc. (a)	568,895	716,808
Tidewater, Inc. (a)	193,127	2,682,534
Transocean Ltd. (United States) (a)(b)	2,842,473	9,522,285
U.S. Silica Holdings, Inc.	353,358	1,621,913
U.S. Well Services, Inc. (a)	48,154	50,562
Valaris PLC Class A (b)	995,310	3,672,694
		103,280,759
Oil, Gas & Consumable Fuels - 1.4%
Abraxas Petroleum Corp. (a)	751,149	142,718
Adams Resources & Energy, Inc.	9,725	295,105
Aemetis, Inc. (a)	43,473	32,605
Altus Midstream Co. (a)(b)	292,685	427,320
Amplify Energy Corp. New	113,995	476,499
Antero Midstream GP LP (b)	1,469,300	6,406,148
Antero Resources Corp. (a)(b)	1,037,067	1,659,307
Arch Coal, Inc.	74,716	3,761,951
Barnwell Industries, Inc. (a)	11,088	6,543
Berry Petroleum Corp.	195,333	1,244,271
Bonanza Creek Energy, Inc. (a)	88,263	1,437,804
Brigham Minerals, Inc. Class A	129,162	2,060,134
California Resources Corp. (a)(b)	242,792	1,541,729
Callon Petroleum Co. (a)(b)	1,906,825	4,328,493
Centennial Resource Development, Inc. Class A (a)	979,757	2,322,024
Centrus Energy Corp. Class A (a)	21,753	173,589
Chaparral Energy, Inc. Class A (a)	163,943	87,857
Cheniere Energy, Inc. (a)	1,132,452	58,083,463
Chesapeake Energy Corp. (a)(b)	5,617,283	1,544,753
Clean Energy Fuels Corp. (a)	704,912	1,593,101
CNX Resources Corp. (a)	910,702	4,835,828
Comstock Resources, Inc. (a)(b)	83,000	497,170
CONSOL Energy, Inc. (a)(b)	124,617	709,071
Contango Oil & Gas Co. (a)(b)	386,658	1,268,238
Continental Resources, Inc.	420,407	7,966,713
Contura Energy, Inc. (a)	85,195	484,760
CVR Energy, Inc.	145,524	4,135,792
Delek U.S. Holdings, Inc.	360,311	7,703,449
Denbury Resources, Inc. (a)(b)	2,502,714	1,883,042
Diamond S Shipping, Inc. (a)	105,500	1,086,650
Dorian LPG Ltd. (a)	145,283	1,615,547
Earthstone Energy, Inc. (a)(b)	106,067	408,358
EQT Corp.	1,244,201	7,303,460
Equitrans Midstream Corp. (b)	998,890	7,052,163
Evolution Petroleum Corp.	142,653	671,896
Extraction Oil & Gas, Inc. (a)(b)	357,728	246,296
Falcon Minerals Corp.	182,062	727,338
Gevo, Inc. (a)(b)	58,507	85,420
Goodrich Petroleum Corp. (a)	27,152	144,720
Green Plains, Inc.	172,794	2,071,800
Gulfport Energy Corp. (a)	704,078	577,062
Hallador Energy Co.	76,925	99,233
Highpoint Resources, Inc. (a)(b)	576,924	392,712
Houston American Energy Corp. (a)(b)	96,963	14,157
International Seaways, Inc.	124,330	2,472,924
Kosmos Energy Ltd.	1,784,506	5,442,743
Laredo Petroleum, Inc. (a)	878,274	948,536
Lilis Energy, Inc. (a)(b)	196,083	52,884
Lonestar Resources U.S., Inc. (a)	94,981	131,074
Magnolia Oil & Gas Corp. Class A (a)(b)	494,860	3,716,399
Matador Resources Co. (a)(b)	544,021	5,244,362
Mexco Energy Corp. (a)(b)	2,080	7,051
Montage Resources Corp. (a)	107,612	375,566
Murphy Oil Corp.	735,999	13,873,581
NACCO Industries, Inc. Class A	20,158	830,913
Nextdecade Corp. (a)	57,546	220,401
Northern Oil & Gas, Inc. (a)	1,082,100	1,569,045
Oasis Petroleum, Inc. (a)	1,445,308	2,363,079
Overseas Shipholding Group, Inc. (a)	296,920	510,702
Pacific Ethanol, Inc. (a)	223,039	98,137
Panhandle Royalty Co. Class A	84,554	562,284
Par Pacific Holdings, Inc. (a)	186,083	3,087,117
Parsley Energy, Inc. Class A	1,513,250	20,277,550
PBF Energy, Inc. Class A	499,537	11,184,633
PDC Energy, Inc. (a)	479,280	9,120,698
Peabody Energy Corp.	347,440	2,029,050
Pedevco Corp. (a)(b)	6,070	6,131
Penn Virginia Corp. (a)	67,227	1,068,909
PrimeEnergy Corp. (a)	4,183	547,973
QEP Resources, Inc.	1,151,745	2,591,426
Range Resources Corp. (b)	1,007,916	2,791,927
Renewable Energy Group, Inc. (a)(b)	190,399	5,036,054
Rex American Resources Corp. (a)	29,772	2,084,338
Ring Energy, Inc. (a)(b)	300,992	424,399
Rosehill Resources, Inc. (a)	42,623	32,909
SandRidge Energy, Inc. (a)	160,445	330,517
SilverBow Resources, Inc. (a)	25,559	71,821
SM Energy Co.	523,067	3,436,550
Southwestern Energy Co. (a)(b)	2,692,747	3,823,701
Talos Energy, Inc. (a)	99,929	1,418,992
Targa Resources Corp.	1,144,080	37,068,192
Tellurian, Inc. (a)(b)	462,521	832,538
Tengasco, Inc. (a)	71,660	45,146
Torchlight Energy Resources, Inc. (a)(b)	215,751	144,402
TransAtlantic Petroleum Ltd. (a)	78,088	24,988
U.S. Energy Corp. (a)	1,627	6,427
Unit Corp. (a)(b)	288,486	101,028
Uranium Energy Corp. (a)(b)	917,347	550,500
VAALCO Energy, Inc. (a)	270,263	540,526
Vertex Energy, Inc. (a)(b)	53,517	57,263
W&T Offshore, Inc. (a)	443,687	1,153,586
Westwater Resources, Inc. (a)(b)	2,980	5,304
Whiting Petroleum Corp. (a)(b)	436,200	806,970
World Fuel Services Corp.	318,983	9,020,839
WPX Energy, Inc. (a)	2,050,055	19,127,013
Yuma Energy, Inc. (a)(b)	348	905
Zion Oil & Gas, Inc. (a)(b)	592,002	112,362
		316,988,654

TOTAL ENERGY		420,269,413

FINANCIALS - 17.1%
Banks - 5.8%
1st Constitution Bancorp	41,322	757,019
1st Source Corp.	77,129	3,243,274
ACNB Corp.	42,632	1,299,423
Allegiance Bancshares, Inc.	98,492	3,266,980
Amalgamated Bank	71,958	1,152,048
American National Bankshares, Inc.	49,866	1,540,361
American River Bankshares	17,301	249,134
Ameris Bancorp	327,183	11,183,115
AmeriServ Financial, Inc.	14,455	58,254
Ames National Corp.	27,600	714,012
Arrow Financial Corp.	70,544	2,234,128
Associated Banc-Corp.	776,762	13,150,581
Atlantic Capital Bancshares, Inc. (a)	113,347	2,054,981
Auburn National Bancorp., Inc.	5,397	300,883
Banc of California, Inc.	221,521	3,395,917
BancFirst Corp.	93,420	4,792,446
Bancorp, Inc., Delaware (a)	250,470	3,048,220
BancorpSouth Bank	486,433	11,903,016
Bank First National Corp.	27,027	1,599,998
Bank of Commerce Holdings	96,497	1,008,876
Bank of Hawaii Corp.	198,240	14,753,021
Bank of Marin Bancorp	60,556	2,309,000
Bank of South Carolina Corp.	11,284	194,649
Bank of the James Financial Group, Inc.	200	2,754
Bank OZK	594,643	15,097,986
Bank7 Corp.	254	4,547
BankFinancial Corp.	79,534	901,916
BankUnited, Inc.	465,374	13,821,608
Bankwell Financial Group, Inc.	40,214	1,144,893
Banner Corp.	181,209	8,270,379
Bar Harbor Bankshares	71,268	1,455,293
BayCom Corp. (a)	58,769	1,252,367
BCB Bancorp, Inc.	68,793	780,113
Berkshire Hills Bancorp, Inc.	217,909	5,319,159
BOK Financial Corp.	158,992	11,511,021
Boston Private Financial Holdings, Inc.	418,800	4,085,394
Bridge Bancorp, Inc.	89,540	2,464,141
Brookline Bancorp, Inc., Delaware	395,723	5,488,678
Bryn Mawr Bank Corp.	98,500	3,274,140
Business First Bancshares, Inc.	67,317	1,620,320
Byline Bancorp, Inc.	124,884	2,185,470
C & F Financial Corp.	12,095	550,323
Cadence Bancorp Class A	619,511	8,747,495
Cambridge Bancorp	26,368	1,805,417
Camden National Corp.	76,877	3,152,726
Capital City Bank Group, Inc.	61,468	1,638,122
Capstar Financial Holdings, Inc.	64,046	860,778
Carolina Financial Corp.	121,490	3,936,276
Carter Bank & Trust	113,445	1,917,221
Cathay General Bancorp	373,160	11,485,865
CB Financial Services, Inc.	33,968	995,602
CBTX, Inc.	92,471	2,307,151
Centerstate Banks of Florida, Inc.	615,886	12,459,374
Central Pacific Financial Corp.	143,053	3,421,828
Central Valley Community Bancorp	60,316	1,037,435
Century Bancorp, Inc. Class A (non-vtg.)	13,718	991,811
Chemung Financial Corp.	14,522	521,340
CIT Group, Inc.	463,598	18,409,477
Citizens & Northern Corp.	64,037	1,453,000
Citizens Community Bancorp, Inc.	15,344	178,297
Citizens Holding Co.	17,309	362,450
City Holding Co.	82,030	5,735,538
Civista Bancshares, Inc.	68,216	1,305,654
CNB Financial Corp., Pennsylvania	70,185	1,759,538
Coastal Financial Corp. of Washington (a)	36,180	592,990
Codorus Valley Bancorp, Inc.	37,804	778,762
Colony Bankcorp, Inc.	11,155	165,875
Columbia Banking Systems, Inc.	359,812	11,945,758
Commerce Bancshares, Inc.	506,140	30,894,786
Community Bank System, Inc.	255,674	15,547,536
Community Bankers Trust Corp.	168,702	1,378,295
Community Financial Corp.	23,730	753,190
Community Trust Bancorp, Inc.	85,097	3,291,552
Community West Bancshares	400	4,418
ConnectOne Bancorp, Inc.	167,295	3,514,868
County Bancorp, Inc.	24,663	607,696
CrossFirst Bankshares, Inc. (a)(b)	38,343	508,045
Cullen/Frost Bankers, Inc.	278,779	21,853,486
Customers Bancorp, Inc. (a)	147,026	2,983,158
CVB Financial Corp.	655,404	12,151,190
Eagle Bancorp Montana, Inc.	27,441	532,355
Eagle Bancorp, Inc.	167,818	6,279,750
East West Bancorp, Inc.	708,303	27,439,658
Emclaire Financial Corp.	100	2,960
Enterprise Bancorp, Inc.	36,527	1,003,397
Enterprise Financial Services Corp.	129,631	4,960,978
Equity Bancshares, Inc. (a)	71,250	1,865,325
Esquire Financial Holdings, Inc. (a)	19,033	436,046
Evans Bancorp, Inc.	16,919	664,409
Farmers & Merchants Bancorp, Inc.	48,925	1,301,405
Farmers National Banc Corp.	139,671	2,099,255
FB Financial Corp.	92,112	3,000,088
Fidelity D & D Bancorp, Inc. (b)	16,387	807,879
Financial Institutions, Inc.	88,335	2,377,095
First Bancorp, North Carolina	150,261	4,823,378
First Bancorp, Puerto Rico	1,091,911	8,669,773
First Bancshares, Inc.	95,122	2,838,440
First Bank Hamilton New Jersey	73,066	712,394
First Busey Corp.	255,594	5,640,960
First Business Finance Services, Inc.	36,856	884,544
First Capital, Inc.	13,919	856,019
First Choice Bancorp	42,084	953,203
First Citizens Bancshares, Inc.	42,101	19,084,804
First Commonwealth Financial Corp.	492,638	5,813,128
First Community Bankshares, In	78,863	2,063,056
First Community Corp.	49,271	960,785
First Financial Bancorp, Ohio	499,400	10,287,640
First Financial Bankshares, Inc.	674,078	19,373,002
First Financial Corp., Indiana	63,878	2,551,926
First Financial Northwest, Inc.	38,007	530,198
First Foundation, Inc.	197,807	2,863,256
First Guaranty Bancshares, Inc.	561	9,582
First Hawaiian, Inc.	644,896	15,445,259
First Horizon National Corp.	1,519,041	20,248,817
First Internet Bancorp	42,622	1,035,288
First Interstate Bancsystem, Inc.	180,501	6,147,864
First Merchants Corp.	275,714	9,644,476
First Mid-Illinois Bancshares, Inc.	61,050	1,719,779
First Midwest Bancorp, Inc., Delaware	532,073	9,657,125
First National Corp.	200	4,020
First Northwest Bancorp	28,933	460,613
First of Long Island Corp.	113,542	2,351,455
First Savings Financial Group, Inc.	1,305	81,497
First United Corp.	30,619	662,289
Flushing Financial Corp.	140,927	2,558,530
FNB Corp., Pennsylvania	1,586,198	16,004,738
FNCM Bancorp, Inc.	76,169	503,477
Franklin Financial Network, Inc.	69,906	2,341,152
Franklin Financial Services Corp.	17,501	542,881
Fulton Financial Corp.	799,993	11,559,899
FVCBankcorp, Inc. (a)	46,750	721,353
German American Bancorp, Inc.	125,586	3,748,742
Glacier Bancorp, Inc.	433,001	16,146,607
Glen Burnie Bancorp	18,315	201,465
Great Southern Bancorp, Inc.	58,083	2,980,239
Great Western Bancorp, Inc.	281,312	7,558,853
Guaranty Bancshares, Inc. Texas	47,148	1,301,756
Hancock Whitney Corp.	427,777	14,330,530
Hanmi Financial Corp.	161,158	2,514,065
HarborOne Bancorp, Inc.	293,534	2,933,872
Hawthorn Bancshares, Inc.	51,152	1,112,044
HBT Financial, Inc.	43,436	672,389
Heartland Financial U.S.A., Inc.	163,920	7,023,972
Heritage Commerce Corp.	283,758	2,911,357
Heritage Financial Corp., Washington	183,145	4,247,133
Hilltop Holdings, Inc.	353,048	7,353,990
Home Bancshares, Inc.	775,549	12,998,201
HomeTrust Bancshares, Inc.	84,570	2,009,383
Hope Bancorp, Inc.	620,712	7,578,894
Horizon Bancorp, Inc. Indiana	182,920	2,747,458
Howard Bancorp, Inc. (a)(b)	42,944	676,368
IBERIABANK Corp.	253,103	15,234,270
Independent Bank Corp.	118,499	2,319,025
Independent Bank Corp., Massachusetts	169,023	11,414,123
Independent Bank Group, Inc.	178,982	8,285,077
International Bancshares Corp.	282,187	9,622,577
Investar Holding Corp.	40,668	868,668
Investors Bancorp, Inc.	1,000,465	10,544,901
Lakeland Bancorp, Inc.	245,474	3,536,053
Lakeland Financial Corp.	130,320	5,326,178
Landmark Bancorp, Inc.	355	8,183
LCNB Corp.	59,345	939,431
Level One Bancorp, Inc.	22,971	557,047
Limestone Bancorp, Inc. (a)	20,885	334,160
Live Oak Bancshares, Inc.	131,433	2,020,125
Macatawa Bank Corp.	114,492	1,103,703
Mackinac Financial Corp.	22,774	318,608
Mainstreet Bancshares, Inc. (a)	23,042	467,292
Malvern Bancorp, Inc. (a)	88,487	1,691,871
Mercantil Bank Holding Corp. Class A (a)(b)	113,833	2,101,357
Mercantile Bank Corp.	82,951	2,379,864
Meridian Bank/Malvern, PA (a)	300	5,925
Metropolitan Bank Holding Corp. (a)	32,991	1,410,365
Mid Penn Bancorp, Inc.	38,753	824,276
Middlefield Banc Corp.	26,166	623,012
Midland States Bancorp, Inc.	101,751	2,423,709
MidWestOne Financial Group, Inc.	59,556	1,711,044
MutualFirst Financial, Inc.	27,751	929,659
MVB Financial Corp.	60,252	1,062,845
National Bank Holdings Corp.	154,533	4,727,164
National Bankshares, Inc.	30,379	1,061,746
NBT Bancorp, Inc.	218,935	7,375,920
Nicolet Bankshares, Inc. (a)	44,795	2,976,628
Northeast Bank	46,227	822,841
Northrim Bancorp, Inc.	32,146	1,123,503
Norwood Financial Corp.	25,663	792,473
Oak Valley Bancorp Oakdale California	988	16,490
OFG Bancorp	261,292	4,374,028
Ohio Valley Banc Corp.	14,225	395,455
Old National Bancorp, Indiana	826,275	13,022,094
Old Point Financial Corp.	8,643	229,040
Old Second Bancorp, Inc.	137,721	1,465,351
Opus Bank	108,078	2,558,206
Origin Bancorp, Inc.	96,998	2,933,220
Orrstown Financial Services, Inc.	49,439	880,014
Pacific City Financial Corp.	58,618	783,723
Pacific Mercantile Bancorp (a)	74,732	488,000
Pacific Premier Bancorp, Inc.	290,776	7,510,744
PacWest Bancorp	588,371	18,616,058
Park National Corp.	71,099	6,208,365
Parke Bancorp, Inc.	46,200	854,700
Pathfinder Bancorp, Inc.	200	2,822
Patriot National Bancorp, Inc.	1,376	18,604
Peapack-Gladstone Financial Corp.	80,994	2,223,285
Penns Woods Bancorp, Inc.	27,874	840,680
People's Utah Bancorp	87,209	2,090,400
Peoples Bancorp of North Carolina	30,748	781,922
Peoples Bancorp, Inc.	96,806	2,763,811
Peoples Financial Services Corp.	30,443	1,337,057
Pinnacle Financial Partners, Inc.	353,447	18,605,450
Plumas Bancorp	200	5,000
Popular, Inc.	474,330	22,758,353
Preferred Bank, Los Angeles	69,718	3,564,681
Premier Financial Bancorp, Inc.	39,963	665,384
Prosperity Bancshares, Inc.	459,703	29,696,814
QCR Holdings, Inc.	75,523	2,874,405
RBB Bancorp	68,727	1,159,424
Reliant Bancorp, Inc.	50,642	1,005,244
Renasant Corp.	288,975	8,186,662
Republic Bancorp, Inc., Kentucky Class A	51,796	1,851,189
Republic First Bancorp, Inc. (a)	240,926	730,006
Richmond Mutual Bancorp., Inc. (a)	59,898	805,628
S&T Bancorp, Inc.	190,026	6,246,155
Salisbury Bancorp, Inc.	200	8,900
Sandy Spring Bancorp, Inc.	176,135	5,417,913
SB Financial Group, Inc.	31,466	589,673
SB One Bancorp	28,331	621,016
Seacoast Banking Corp., Florida (a)	254,291	6,331,846
Select Bancorp, Inc. New (a)	74,170	778,785
ServisFirst Bancshares, Inc.	231,649	8,003,473
Shore Bancshares, Inc.	41,535	646,285
Sierra Bancorp	68,818	1,639,245
Signature Bank	263,932	33,017,893
Silvergate Capital Corp. (a)	18,756	276,463
Simmons First National Corp. Class A	565,390	12,088,038
SmartFinancial, Inc.	65,632	1,246,352
Sound Financial Bancorp, Inc.	300	10,989
South Plains Financial, Inc.	18,320	366,950
South State Corp.	165,850	11,297,702
Southern First Bancshares, Inc. (a)	40,709	1,551,827
Southern National Bancorp of Virginia, Inc.	87,136	1,236,460
Southside Bancshares, Inc.	162,380	5,231,884
Spirit of Texas Bancshares, Inc. (a)	84,372	1,555,820
Sterling Bancorp	985,150	16,333,787
Stock Yards Bancorp, Inc.	110,183	3,849,794
Summit Financial Group, Inc.	29,303	642,322
Summit State Bank	200	2,316
Synovus Financial Corp.	717,238	20,814,247
TCF Financial Corp.	741,870	27,033,743
Texas Capital Bancshares, Inc. (a)	248,759	11,711,574
The Bank of Princeton	25,818	703,799
The Fauquier Bank (b)	800	16,152
The First Bancorp, Inc.	39,635	1,010,693
Tompkins Financial Corp.	62,450	4,963,526
TowneBank	321,262	7,408,302
Trico Bancshares	135,188	4,572,058
TriState Capital Holdings, Inc. (a)	120,599	2,396,302
Triumph Bancorp, Inc. (a)	114,693	3,884,652
Trustmark Corp.	326,274	8,776,771
UMB Financial Corp.	213,517	12,416,014
Umpqua Holdings Corp.	1,074,213	16,532,138
Union Bankshares Corp.	405,154	12,049,280
Union Bankshares, Inc.	25,753	772,075
United Bancorp, Inc.	40,892	545,090
United Bancshares, Inc.	200	4,396
United Bankshares, Inc., West Virginia	503,349	14,536,719
United Community Bank, Inc.	402,873	9,979,164
United Security Bancshares, Inc.	8,386	94,762
United Security Bancshares, California	22,642	196,080
Unity Bancorp, Inc.	56,085	960,736
Univest Corp. of Pennsylvania	147,138	3,443,029
Valley National Bancorp	1,900,914	17,678,500
Veritex Holdings, Inc.	232,594	5,598,538
Village Bank & Trust Financial Corp. (a)	8,718	323,961
Washington Trust Bancorp, Inc.	76,389	3,278,616
Webster Financial Corp.	453,403	17,215,712
Wellesley Bancorp, Inc.	6,865	268,902
WesBanco, Inc.	333,251	10,200,813
West Bancorp., Inc.	72,727	1,487,267
Westamerica Bancorp.	137,965	7,977,136
Western Alliance Bancorp.	461,681	21,255,793
Wintrust Financial Corp.	279,435	14,924,623
		1,352,587,339
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	239,700	18,030,234
Apollo Global Management LLC Class A	977,245	40,712,027
Ares Management Corp.	369,164	12,769,383
Artisan Partners Asset Management, Inc.	258,974	7,401,477
Ashford, Inc. (a)	7,062	147,243
Assetmark Financial Holdings, Inc. (a)	64,620	1,711,784
Associated Capital Group, Inc.	20,279	834,481
B. Riley Financial, Inc.	72,902	1,724,861
BGC Partners, Inc. Class A	1,348,186	6,282,547
Blucora, Inc. (a)	248,225	4,319,115
BrightSphere Investment Group, Inc.	331,660	3,101,021
Cohen & Co., Inc. (b)	1,650	6,584
Cohen & Steers, Inc.	108,718	6,811,183
Cowen Group, Inc. Class A	139,552	2,089,093
Diamond Hill Investment Group, Inc.	16,996	2,153,903
Donnelley Financial Solutions, Inc. (a)	163,920	1,426,104
Eaton Vance Corp. (non-vtg.)	552,334	22,789,301
Evercore, Inc. Class A	190,251	12,674,522
FactSet Research Systems, Inc.	186,237	49,537,180
Federated Hermes, Inc. Class B (non-vtg.)	475,673	13,723,166
Focus Financial Partners, Inc. Class A (a)	147,550	4,011,885
Gain Capital Holdings, Inc.	73,781	435,308
GAMCO Investors, Inc. Class A	21,697	337,605
Great Elm Capital Group, Inc. (a)	109,690	345,524
Greenhill & Co., Inc.	82,614	1,207,817
Hamilton Lane, Inc. Class A	130,313	8,097,650
Hennessy Advisors, Inc.	9,579	97,227
Houlihan Lokey	215,706	11,048,461
Interactive Brokers Group, Inc.	379,247	19,379,522
INTL FCStone, Inc. (a)	79,508	3,621,589
Janus Henderson Group PLC	762,175	16,158,110
KKR & Co. LP	2,697,449	77,147,041
Lazard Ltd. Class A	552,574	19,793,201
Legg Mason, Inc.	401,130	19,984,297
LPL Financial	394,379	31,345,243
Manning & Napier, Inc. Class A	53,255	86,273
Medley Management, Inc.	32,101	82,821
Moelis & Co. Class A	243,467	7,781,205
Morningstar, Inc.	102,859	15,109,987
National Holdings Corp. (a)	3,418	7,656
National Holdings Corp. warrants 1/18/22 (a)	3,483	871
Och-Ziff Capital Management Group LLC Class A	84,598	1,918,683
Oppenheimer Holdings, Inc. Class A (non-vtg.)	46,860	1,111,988
Piper Jaffray Companies	77,217	5,411,367
PJT Partners, Inc.	102,110	4,589,845
Pzena Investment Management, Inc.	60,039	392,055
Safeguard Scientifics, Inc.	89,756	792,545
SEI Investments Co.	613,746	33,578,044
Siebert Financial Corp. (a)(b)	17,943	147,133
Silvercrest Asset Management Group Class A	18,263	211,120
Stifel Financial Corp.	335,940	18,288,574
TD Ameritrade Holding Corp.	1,297,988	54,814,033
The Blackstone Group LP	3,229,365	173,869,012
Tradeweb Markets, Inc. Class A	315,151	15,196,581
U.S. Global Investments, Inc. Class A	35,952	38,828
Value Line, Inc.	12,911	372,353
Victory Capital Holdings, Inc.	75,968	1,501,887
Virtu Financial, Inc. Class A	363,265	6,833,015
Virtus Investment Partners, Inc.	36,031	3,977,822
Waddell & Reed Financial, Inc. Class A (b)	346,499	4,767,826
Westwood Holdings Group, Inc.	46,301	1,175,119
WisdomTree Investments, Inc.	584,077	2,371,353
		775,683,685
Consumer Finance - 0.9%
Ally Financial, Inc.	1,854,686	46,496,978
Asta Funding, Inc. (a)	34,340	341,340
Atlanticus Holdings Corp. (a)	29,980	389,740
Consumer Portfolio Services, Inc. (a)(b)	85,827	314,985
Credit Acceptance Corp. (a)(b)	68,538	27,634,522
CURO Group Holdings Corp. (b)	74,216	685,014
Elevate Credit, Inc. (a)	99,816	329,393
Encore Capital Group, Inc. (a)(b)	138,620	5,151,119
Enova International, Inc. (a)	166,709	3,204,147
EZCORP, Inc. (non-vtg.) Class A (a)(b)	258,475	1,240,680
First Cash Financial Services, Inc.	210,523	16,193,429
Green Dot Corp. Class A (a)	232,661	7,947,700
LendingClub Corp. (a)	446,902	4,920,391
LendingTree, Inc. (a)(b)	38,139	10,519,499
Medallion Financial Corp. (a)	77,873	460,229
Navient Corp.	951,834	10,689,096
Nelnet, Inc. Class A	105,116	5,581,660
Nicholas Financial, Inc. (a)	72,274	587,588
OneMain Holdings, Inc.	374,560	13,765,080
Oportun Financial Corp. (a)(b)	31,995	672,855
PRA Group, Inc. (a)(b)	222,444	8,635,276
Regional Management Corp. (a)	44,863	1,150,736
Santander Consumer U.S.A. Holdings, Inc.	502,955	12,272,102
SLM Corp.	2,072,449	21,491,296
World Acceptance Corp. (a)	27,498	2,147,594
		202,822,449
Diversified Financial Services - 0.6%
A-Mark Precious Metals, Inc. (a)	15,255	140,499
Alerus Financial Corp.	16,277	333,027
AXA Equitable Holdings, Inc.	2,134,916	45,687,202
Cannae Holdings, Inc. (a)	355,961	13,273,786
FGL Holdings Class A	641,489	7,338,634
FlexShopper, Inc. (a)	60,932	162,079
Jefferies Financial Group, Inc.	1,155,239	22,769,761
Marlin Business Services Corp.	36,807	723,626
On Deck Capital, Inc. (a)	277,665	969,051
Rafael Holdings, Inc. (a)	52,713	988,896
Voya Financial, Inc.	653,716	34,411,610
		126,798,171
Insurance - 3.8%
1347 Property Insurance Holdings, Inc. (a)	6,863	38,090
Alleghany Corp.	70,478	47,378,836
AMBAC Financial Group, Inc. (a)	221,048	4,248,543
American Equity Investment Life Holding Co.	448,661	11,342,150
American Financial Group, Inc.	362,360	33,489,311
American National Insurance Co.	45,654	4,490,527
Amerisafe, Inc.	97,190	6,333,872
Arch Capital Group Ltd. (a)	1,975,870	79,884,424
Argo Group International Holdings, Ltd.	167,211	9,407,291
Assured Guaranty Ltd.	463,280	18,906,457
Athene Holding Ltd. (a)	571,973	23,593,886
Atlas Financial Holdings, Inc. (a)	41,883	23,467
Axis Capital Holdings Ltd.	411,598	23,098,880
Blue Capital Reinsurance Holdings Ltd.	23,495	163,055
Brighthouse Financial, Inc. (a)	535,069	19,176,873
Brown & Brown, Inc.	1,138,273	48,957,122
BRP Group, Inc. (a)	91,344	1,410,351
Citizens, Inc. Class A (a)(b)	231,810	1,353,770
CNA Financial Corp.	140,565	5,844,693
CNO Financial Group, Inc.	729,222	11,682,136
Conifer Holdings, Inc. (a)	13,147	47,329
Crawford & Co.:
Class A	49,698	369,753
Class B	51,302	350,393
Donegal Group, Inc. Class A	99,122	1,414,471
eHealth, Inc. (a)	99,730	11,703,316
Employers Holdings, Inc.	155,590	5,996,439
Enstar Group Ltd. (a)	72,198	12,879,401
Erie Indemnity Co. Class A	92,060	13,157,215
FBL Financial Group, Inc. Class A	49,164	2,348,073
Fednat Holding Co.	49,542	646,028
First American Financial Corp.	548,283	31,306,959
FNF Group	1,346,892	52,205,534
Genworth Financial, Inc. Class A	2,470,766	9,635,987
Global Indemnity Ltd.	29,707	943,494
Goosehead Insurance (b)	59,106	3,205,909
Greenlight Capital Re, Ltd. (a)	148,790	1,255,788
Hallmark Financial Services, Inc. (a)	66,693	945,707
Hanover Insurance Group, Inc.	191,455	22,695,076
HCI Group, Inc.	35,392	1,504,868
Health Insurance Innovations, Inc. (a)(b)	55,230	1,624,314
Heritage Insurance Holdings, Inc.	126,472	1,411,428
Horace Mann Educators Corp.	207,571	8,080,739
Independence Holding Co.	40,534	1,504,217
Investors Title Co.	6,973	1,143,293
James River Group Holdings Ltd.	154,346	6,237,122
Kemper Corp.	306,663	21,110,681
Kingstone Companies, Inc.	38,480	270,322
Kinsale Capital Group, Inc.	102,612	12,464,280
Maiden Holdings Ltd. (a)	310,745	288,993
Markel Corp. (a)	67,503	79,761,545
MBIA, Inc. (a)	405,453	3,162,533
Mercury General Corp.	136,464	5,910,256
National General Holdings Corp.	323,564	6,299,791
National Western Life Group, Inc.	11,270	2,692,741
NI Holdings, Inc. (a)	44,844	633,197
Old Republic International Corp.	1,390,838	27,427,325
Palomar Holdings, Inc.	89,712	4,558,267
Primerica, Inc.	202,331	22,527,534
ProAssurance Corp.	264,057	7,169,148
ProSight Global, Inc.	37,689	505,033
Protective Insurance Corp. Class B	41,959	598,335
Reinsurance Group of America, Inc.	302,961	36,970,331
RenaissanceRe Holdings Ltd.	216,605	36,909,492
RLI Corp.	196,120	15,764,126
Safety Insurance Group, Inc.	71,902	5,661,563
Selective Insurance Group, Inc.	294,602	16,432,900
State Auto Financial Corp.	82,039	2,049,334
Stewart Information Services Corp.	120,524	4,360,558
Third Point Reinsurance Ltd. (a)	386,233	3,445,198
Tiptree, Inc.	126,062	829,488
Trupanion, Inc. (a)(b)	146,827	4,513,462
United Fire Group, Inc.	107,301	4,113,920
United Insurance Holdings Corp.	118,183	1,110,920
Universal Insurance Holdings, Inc.	150,727	3,118,542
Watford Holdings Ltd. (a)	19,177	437,811
White Mountains Insurance Group Ltd.	15,012	14,863,381
		889,397,594
Mortgage Real Estate Investment Trusts - 1.6%
AG Mortgage Investment Trust, Inc.	179,523	2,687,459
AGNC Investment Corp.	2,610,052	44,475,286
Annaly Capital Management, Inc.	7,025,644	62,247,206
Anworth Mortgage Asset Corp.	550,803	1,801,126
Apollo Commercial Real Estate Finance, Inc.	700,266	11,344,309
Arbor Realty Trust, Inc.	400,482	4,861,851
Ares Commercial Real Estate Corp.	159,371	2,432,001
Arlington Asset Investment Corp.	206,659	1,169,690
Armour Residential REIT, Inc.	295,642	5,345,207
Blackstone Mortgage Trust, Inc.	653,611	23,569,213
Capstead Mortgage Corp.	487,273	3,459,638
Cherry Hill Mortgage Investment Corp.	103,034	1,469,265
Chimera Investment Corp.	914,162	17,963,283
Colony NorthStar Credit Real Estate, Inc.	412,306	5,248,655
Dynex Capital, Inc.	121,799	2,082,763
Ellington Financial LLC	218,416	3,610,416
Ellington Residential Mortgage REIT	39,894	434,446
Exantas Capital Corp.	158,290	1,814,003
Granite Point Mortgage Trust, Inc.	269,669	4,427,965
Great Ajax Corp.	84,109	1,188,460
Hunt Companies Finance Trust, Inc.	76,218	222,557
Invesco Mortgage Capital, Inc.	769,160	12,368,093
KKR Real Estate Finance Trust, Inc. (b)	120,469	2,366,011
Ladder Capital Corp. Class A	499,504	7,617,436
Manhattan Bridge Capital, Inc.	2,400	12,840
MFA Financial, Inc.	2,204,547	15,938,875
New Residential Investment Corp.	2,014,192	31,340,828
New York Mortgage Trust, Inc.	1,801,504	10,268,573
Orchid Island Capital, Inc.	330,317	1,892,716
PennyMac Mortgage Investment Trust	485,037	10,040,266
Redwood Trust, Inc.	580,813	9,920,286
Starwood Property Trust, Inc.	1,389,259	30,813,765
TPG RE Finance Trust, Inc.	284,943	5,476,604
Tremont Mortgage Trust	25,608	128,552
Two Harbors Investment Corp.	1,345,188	18,227,297
Western Asset Mortgage Capital Corp.	269,396	2,699,348
ZAIS Financial Corp.	177,004	2,566,558
		363,532,847
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. (a)	269,359	6,709,733
Bridgewater Bancshares, Inc. (a)	94,791	1,184,888
Capitol Federal Financial, Inc.	710,574	8,672,556
CBM Bancorp, Inc. (a)	100	1,400
Central Federal Corp. (a)	1,700	23,588
Columbia Financial, Inc. (a)	256,463	3,980,306
Dime Community Bancshares, Inc.	159,477	2,676,024
Elmira Savings Bank (b)	890	13,386
ESSA Bancorp, Inc.	31,879	527,279
Essent Group Ltd.	485,956	21,207,120
Farmer Mac Class C (non-vtg.)	50,450	3,786,777
FFBW, Inc. (a)	6,052	62,033
First Defiance Financial Corp.	194,600	4,653,859
Flagstar Bancorp, Inc.	178,848	5,701,674
FS Bancorp, Inc.	23,583	1,127,032
Greene County Bancorp, Inc.	2,194	59,348
Guaranty Federal Bancshares, Inc.	200	4,716
Hingham Institution for Savings	8,302	1,518,934
HMN Financial, Inc. (a)	3,999	82,339
Home Bancorp, Inc.	30,230	999,706
Home Federal Bancorp, Inc.	666	22,484
HomeStreet, Inc.	119,389	3,234,248
IF Bancorp, Inc.	400	8,452
Impac Mortgage Holdings, Inc. (a)(b)	64,633	416,883
Kearny Financial Corp.	393,048	4,288,154
Luther Burbank Corp.	79,459	828,757
Merchants Bancorp/IN	89,004	1,603,852
Meridian Bancorp, Inc. Maryland	269,696	4,452,681
Meta Financial Group, Inc.	171,273	5,626,318
MGIC Investment Corp.	1,708,860	20,557,586
MMA Capital Management, LLC (a)	10,324	311,682
MSB Financial Corp.	400	6,056
New York Community Bancorp, Inc.	2,302,436	24,889,333
NMI Holdings, Inc. (a)	336,617	7,856,641
Northfield Bancorp, Inc.	225,209	3,182,203
Northwest Bancshares, Inc.	499,609	6,939,569
OceanFirst Financial Corp.	299,267	6,117,017
Ocwen Financial Corp. (a)	551,866	689,833
OP Bancorp	50,814	449,704
PB Bancorp, Inc.	6,939	105,403
PCSB Financial Corp.	83,036	1,524,541
PDL Community Bancorp (a)	2,100	29,505
Pennymac Financial Services, Inc.	207,298	7,309,327
Pioneer Bancorp, Inc. (a)(b)	48,545	661,183
Provident Bancorp, Inc. (a)	71,933	790,544
Provident Financial Holdings, Inc.	23,856	471,156
Provident Financial Services, Inc.	306,733	6,128,525
Prudential Bancorp, Inc.	120,325	1,976,940
Radian Group, Inc.	986,032	20,943,320
Randolph Bancorp, Inc. (a)	16,502	249,180
Riverview Bancorp, Inc.	143,960	928,542
Sachem Capital Corp.	73,750	281,725
Security National Financial Corp. Class A	43,977	230,000
Severn Bancorp, Inc.	800	6,416
Southern Missouri Bancorp, Inc.	33,343	1,094,317
Standard AVB Financial Corp.	400	11,360
Sterling Bancorp, Inc.	84,010	588,070
Territorial Bancorp, Inc.	30,975	787,385
TFS Financial Corp.	274,282	5,606,324
Timberland Bancorp, Inc.	31,588	734,421
Trustco Bank Corp., New York	498,878	3,422,303
Walker & Dunlop, Inc.	140,757	9,128,091
Washington Federal, Inc.	389,901	11,693,131
Waterstone Financial, Inc.	139,160	2,314,231
Westfield Financial, Inc.	129,100	1,141,244
WMI Holdings Corp. (a)	365,833	4,693,637
WSFS Financial Corp.	263,152	9,068,218
		246,393,190

TOTAL FINANCIALS		3,957,215,275

HEALTH CARE - 14.1%
Biotechnology - 5.6%
89Bio, Inc. (a)(b)	27,845	993,231
Abeona Therapeutics, Inc. (a)(b)	316,648	975,276
ACADIA Pharmaceuticals, Inc. (a)	552,727	23,623,552
Acceleron Pharma, Inc. (a)	225,097	19,342,585
Acorda Therapeutics, Inc. (a)(b)	223,771	322,230
Actinium Pharmaceuticals, Inc. (a)	386,446	92,090
Adamas Pharmaceuticals, Inc. (a)	96,033	437,910
ADMA Biologics, Inc. (a)	334,842	976,064
Aduro Biotech, Inc. (a)	258,844	789,474
Advaxis, Inc. (a)(b)	275,344	223,084
Adverum Biotechnologies, Inc. (a)(b)	299,546	3,687,411
Aeglea BioTherapeutics, Inc. (a)	109,320	746,656
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	4,156
Agenus, Inc. (a)(b)	528,497	1,337,097
AgeX Therapeutics, Inc. (a)(b)	61,626	70,870
Agios Pharmaceuticals, Inc. (a)(b)	293,040	13,913,539
Aileron Therapeutics, Inc. (a)	24,993	14,603
Aimmune Therapeutics, Inc. (a)(b)	204,985	4,880,693
Akebia Therapeutics, Inc. (a)	590,753	5,239,979
Akero Therapeutics, Inc. (a)	30,989	674,631
Albireo Pharma, Inc. (a)	62,359	1,457,953
Aldeyra Therapeutics, Inc. (a)	114,810	436,278
Alector, Inc. (b)	182,197	5,006,774
Alkermes PLC (a)	780,221	16,259,806
Allakos, Inc. (a)(b)	119,002	7,417,395
Allena Pharmaceuticals, Inc. (a)	34,443	67,853
Allogene Therapeutics, Inc. (a)(b)	252,391	6,814,557
Alnylam Pharmaceuticals, Inc. (a)	548,433	64,528,627
Alpine Immune Sciences, Inc. (a)	17,610	56,000
Altimmune, Inc. (a)(b)	56,613	209,468
AMAG Pharmaceuticals, Inc. (a)(b)	163,122	1,264,196
Amicus Therapeutics, Inc. (a)	1,267,469	12,097,992
AmpliPhi Biosciences Corp. (a)(b)	5,111	19,524
AnaptysBio, Inc. (a)	135,008	2,018,370
Anavex Life Sciences Corp. (a)(b)	245,272	934,486
Anika Therapeutics, Inc. (a)(b)	71,795	2,998,159
Anixa Biosciences, Inc. (a)(b)	73,019	218,327
Apellis Pharmaceuticals, Inc. (a)	249,638	8,642,468
Applied Genetic Technologies Corp. (a)	87,754	415,076
Applied Therapeutics, Inc. (a)	39,708	1,649,867
Aprea Therapeutics, Inc.	31,224	1,070,983
Aptevo Therapeutics, Inc. (a)(b)	65,382	28,114
Aptinyx, Inc. (a)	123,302	397,032
AquaBounty Technologies, Inc. (a)(b)	43,622	76,775
AquaMed Technologies, Inc. (c)	6,256	0
Aravive, Inc. (a)	50,675	432,765
ARCA Biopharma, Inc. (a)(b)	2,654	9,926
Arcturus Therapeutics Holdings, Inc. (a)	46,281	640,992
Arcus Biosciences, Inc. (a)	145,685	2,217,326
Ardelyx, Inc. (a)	293,513	2,031,110
Arena Pharmaceuticals, Inc. (a)	243,701	10,869,065
Arrowhead Pharmaceuticals, Inc. (a)	492,205	17,404,369
Artara Therapeutics, Inc. (a)	595	16,958
Assembly Biosciences, Inc. (a)	137,382	2,489,362
Atara Biotherapeutics, Inc. (a)(b)	259,852	3,157,202
Athenex, Inc. (a)(b)	243,705	2,978,075
Athersys, Inc. (a)(b)	600,575	720,690
Atreca, Inc. (b)	36,199	855,744
aTyr Pharma, Inc.	6,602	24,493
AVEO Pharmaceuticals, Inc. (a)	61,073	268,721
Avid Bioservices, Inc. (a)	218,965	1,379,480
AVROBIO, Inc. (a)	124,314	2,399,260
AzurRx BioPharma, Inc. (a)	41,260	34,114
Bellicum Pharmaceuticals, Inc. (a)(b)	19,838	178,542
Bio Path Holdings, Inc. (a)(b)	14,635	80,200
Biocept, Inc. (a)	68,057	53,084
BioCryst Pharmaceuticals, Inc. (a)	665,534	1,996,602
Biohaven Pharmaceutical Holding Co. Ltd. (a)	213,057	9,408,597
BioMarin Pharmaceutical, Inc. (a)	878,660	79,404,504
Biospecifics Technologies Corp. (a)	26,131	1,442,170
BioTime, Inc. (a)(b)	632,706	639,033
BioXcel Therapeutics, Inc. (a)	38,908	1,459,050
bluebird bio, Inc. (a)	272,355	19,699,437
Blueprint Medicines Corp. (a)	266,763	14,439,881
BrainStorm Cell Therpeutic, Inc. (a)(b)	99,668	695,683
Brickell Biotech, Inc. (a)(b)	14,738	43,182
Bridgebio Pharma, Inc.	106,465	3,394,104
Cabaletta Bio, Inc. (a)	66,326	990,910
Calithera Biosciences, Inc. (a)	223,512	1,448,358
Calyxt, Inc. (a)	41,012	258,786
Cancer Genetics, Inc. (a)	2,231	8,188
Capricor Therapeutics, Inc. (a)	7,347	8,669
CareDx, Inc. (a)	185,504	4,324,098
CASI Pharmaceuticals, Inc. (a)(b)	242,893	429,921
Castle Biosciences, Inc. (b)	24,020	719,159
Catabasis Pharmaceuticals, Inc. (a)	64,750	315,980
Catalyst Biosciences, Inc. (a)(b)	69,273	399,705
Catalyst Pharmaceutical Partners, Inc. (a)	465,135	1,958,218
Cel-Sci Corp. (a)(b)	161,677	1,773,597
Celcuity, Inc. (a)	14,316	121,543
Celldex Therapeutics, Inc. (a)(b)	47,868	125,893
Cellectar Biosciences, Inc. (a)(b)	7,104	14,989
Cellular Biomedicine Group, Inc. (a)	52,183	832,841
Celsion Corp. (a)	34,220	35,589
Checkpoint Therapeutics, Inc. (a)	104,918	183,607
ChemoCentryx, Inc. (a)(b)	201,552	9,019,452
Chimerix, Inc. (a)	239,256	423,483
Cidara Therapeutics, Inc. (a)(b)	130,297	377,861
Cleveland Biolabs, Inc. (a)(b)	9,814	32,779
Clovis Oncology, Inc. (a)(b)	351,964	2,650,289
CohBar, Inc. (a)(b)	98,160	157,056
Coherus BioSciences, Inc. (a)	301,682	5,837,547
Conatus Pharmaceuticals, Inc. (a)(b)	120,590	47,645
Concert Pharmaceuticals, Inc. (a)	101,129	855,551
Constellation Pharmaceuticals, Inc. (a)	79,473	2,808,576
ContraFect Corp. (a)(b)	61,803	543,866
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	306,666	1,453,597
Cortexyme, Inc.	23,100	1,160,775
Corvus Pharmaceuticals, Inc. (a)(b)	62,848	216,197
Crinetics Pharmaceuticals, Inc. (a)(b)	35,840	737,587
CTI BioPharma Corp. (a)	232,172	227,854
CTI BioPharma Corp. rights 3/2/20 (a)	209,911	2
Cue Biopharma, Inc. (a)	91,621	1,602,451
Curis, Inc. (a)(b)	112,824	146,671
Cyclacel Pharmaceuticals, Inc. (a)	17,418	9,320
Cyclerion Therapeutics, Inc. (a)	73,939	316,459
Cytokinetics, Inc. (a)	294,047	4,099,015
CytomX Therapeutics, Inc. (a)	226,661	1,516,362
Deciphera Pharmaceuticals, Inc. (a)	95,946	5,108,165
Denali Therapeutics, Inc. (a)(b)	362,210	7,160,892
DiaMedica Therapeutics, Inc. (a)	49,472	223,613
Dicerna Pharmaceuticals, Inc. (a)	266,777	5,266,178
Diffusion Pharmaceuticals, Inc. (a)	10,060	4,147
Dyadic International, Inc. (a)(b)	105,359	620,565
Dynavax Technologies Corp. (a)(b)	403,229	1,590,738
Eagle Pharmaceuticals, Inc. (a)(b)	49,285	2,262,182
Edge Therapeutics, Inc. (a)(b)	4,483	5,290
Editas Medicine, Inc. (a)(b)	250,729	5,561,169
Eidos Therapeutics, Inc. (a)(b)	24,927	1,260,808
Eiger Biopharmaceuticals, Inc. (a)	109,342	1,037,656
Emergent BioSolutions, Inc. (a)	215,952	12,672,063
Enanta Pharmaceuticals, Inc. (a)	79,709	4,055,594
Enochian Biosciences, Inc. (a)(b)	117,314	382,444
Epizyme, Inc. (a)(b)	377,834	8,096,983
Esperion Therapeutics, Inc. (a)(b)	126,187	6,371,182
Evelo Biosciences, Inc. (a)(b)	35,269	178,461
Exact Sciences Corp. (a)(b)	685,344	55,478,597
Exelixis, Inc. (a)	1,493,941	27,772,363
Exicure, Inc. (a)	374,089	729,474
Fate Therapeutics, Inc. (a)	303,445	8,860,594
FibroGen, Inc. (a)	388,118	16,223,332
Five Prime Therapeutics, Inc. (a)	180,556	691,529
Flexion Therapeutics, Inc. (a)(b)	163,082	2,575,065
Fortress Biotech, Inc. (a)(b)	185,825	397,666
Forty Seven, Inc. (a)	144,102	8,357,916
Frequency Therapeutics, Inc.	33,312	721,538
G1 Therapeutics, Inc. (a)	142,471	2,555,930
Galectin Therapeutics, Inc. (a)(b)	197,143	417,943
Galera Therapeutics, Inc. (a)	29,036	495,935
Genocea Biosciences, Inc. (a)	98,878	173,037
Genprex, Inc. (a)	82,307	337,870
GenVec, Inc. rights (a)(b)(c)	14,247	0
Geron Corp. (a)(b)	927,720	1,066,878
Global Blood Therapeutics, Inc. (a)	296,403	18,957,936
GlycoMimetics, Inc. (a)	178,499	646,166
Gossamer Bio, Inc.	185,232	2,432,096
Gritstone Oncology, Inc. (a)(b)	88,557	743,879
Halozyme Therapeutics, Inc. (a)	573,567	11,224,706
Harpoon Therapeutics, Inc.	35,504	544,631
Heat Biologics, Inc. (a)	152,517	50,331
Hemispherx Biopharma, Inc. (a)(b)	1,427	2,925
Heron Therapeutics, Inc. (a)	379,283	7,073,628
Homology Medicines, Inc. (a)	116,247	1,859,952
Hookipa Pharma, Inc.	35,652	353,668
iBio, Inc. (a)(b)	261,710	641,190
Idera Pharmaceuticals, Inc. (a)(b)	101,043	160,658
IGM Biosciences, Inc. (a)(b)	58,966	3,031,442
Immucell Corp. (a)(b)	13,116	75,942
Immunic, Inc. (a)(b)	3,945	30,613
ImmunoGen, Inc. (a)	861,113	3,831,953
Immunomedics, Inc. (a)(b)	904,948	14,479,168
Infinity Pharmaceuticals, Inc. (a)	232,096	271,552
Inovio Pharmaceuticals, Inc. (a)(b)	463,041	1,981,815
Insmed, Inc. (a)	440,059	10,957,469
Intellia Therapeutics, Inc. (a)(b)	196,855	2,628,014
Intercept Pharmaceuticals, Inc. (a)	124,488	11,445,427
Invitae Corp. (a)(b)	435,575	8,877,019
Ionis Pharmaceuticals, Inc. (a)	628,621	31,921,374
Iovance Biotherapeutics, Inc. (a)	570,647	18,779,993
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	776,806	9,352,744
IsoRay, Inc. (a)(b)	218,985	160,954
Iveric Bio, Inc. (a)	160,325	871,366
Jounce Therapeutics, Inc. (a)(b)	76,862	347,416
Kadmon Holdings, Inc. (a)	730,429	3,389,191
Kalvista Pharmaceuticals, Inc. (a)	53,617	721,149
Karuna Therapeutics, Inc. (a)	51,315	4,477,747
Karyopharm Therapeutics, Inc. (a)(b)	267,862	4,376,865
Kezar Life Sciences, Inc. (a)	143,975	630,611
Kindred Biosciences, Inc. (a)	179,235	1,948,284
Kiniksa Pharmaceuticals Ltd. (a)(b)	54,867	1,012,845
Kodiak Sciences, Inc. (a)(b)	118,756	7,596,821
Krystal Biotech, Inc. (a)	54,475	2,911,689
Kura Oncology, Inc. (a)(b)	199,048	2,402,509
La Jolla Pharmaceutical Co. (a)(b)	115,502	785,414
Leap Therapeutics, Inc. (a)(b)	59,536	143,482
Lexicon Pharmaceuticals, Inc. (a)(b)	205,959	571,536
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	85,366	7,990,258
General CVR (a)	26,087	70
Glucagon CVR (a)	26,087	652
rights (a)	26,087	91
TR Beta CVR (a)	26,087	5,739
LogicBio Therapeutics, Inc. (a)	26,984	216,951
Macrogenics, Inc. (a)	236,239	2,071,816
Madrigal Pharmaceuticals, Inc. (a)(b)	45,567	3,926,508
Magenta Therapeutics, Inc. (a)(b)	78,171	919,291
MannKind Corp. (a)(b)	909,470	1,155,027
Marker Therapeutics, Inc. (a)(b)	139,201	343,826
Matinas BioPharma Holdings, Inc. (a)(b)	729,652	729,652
MediciNova, Inc. (a)(b)	201,492	846,266
MEI Pharma, Inc. (a)	409,177	789,712
Merrimack Pharmaceuticals, Inc.	57,524	166,244
Mersana Therapeutics, Inc. (a)	185,368	1,605,287
Minerva Neurosciences, Inc. (a)	169,366	1,232,984
Miragen Therapeutics, Inc. (a)	80,669	59,897
Mirati Therapeutics, Inc. (a)	179,578	16,070,435
Mirum Pharmaceuticals, Inc. (a)(b)	35,699	591,175
Moderna, Inc. (a)(b)	1,094,178	28,372,036
Molecular Templates, Inc. (a)	113,821	1,831,380
Moleculin Biotech, Inc. (a)	87,362	59,406
Momenta Pharmaceuticals, Inc. (a)	558,204	15,791,591
Morphic Holding, Inc.	27,576	435,701
Mustang Bio, Inc. (a)	144,129	420,857
Myriad Genetics, Inc. (a)	364,997	6,431,247
NanoViricides, Inc. (a)(b)	27,517	261,412
NantKwest, Inc. (a)(b)	175,194	847,939
Natera, Inc. (a)	319,040	12,093,211
Navidea Biopharmaceuticals, Inc. (a)	28,052	27,378
Neoleukin Therapeutics, Inc. (a)	171,696	1,665,451
Neon Therapeutics, Inc. (a)(b)	74,160	111,240
Neubase Therapeutics, Inc. (a)	11,574	82,638
Neurobo Pharmaceuticals, Inc. (a)(b)	3,300	50,820
Neurobo Pharmaceuticals, Inc. rights (a)(b)(c)	33,731	0
Neurocrine Biosciences, Inc. (a)	451,424	42,749,853
Neurotrope, Inc. (a)(b)	28,101	30,630
NewLink Genetics Corp. (a)(b)	118,072	161,759
NextCure, Inc.	45,256	1,889,891
Novavax, Inc. (a)(b)	158,386	2,534,176
Ocugen, Inc. (a)	194,488	87,520
OncoCyte Corp. (a)	130,915	281,467
OncoGenex Pharmaceuticals, Inc. (a)(b)	35,278	16,933
OncoMed Pharmaceuticals, Inc. rights (a)(b)(c)	102,576	1
OncoSec Medical, Inc. (a)	22,317	31,021
Oncternal Therapeutics, Inc. (a)(b)	6,762	24,478
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)(b)	8,245	27,951
Opko Health, Inc. (a)(b)	1,974,554	2,961,831
Oragenics, Inc. (a)	7,849	5,865
Organogenesis Holdings, Inc. Class A (a)	82,278	322,530
Organovo Holdings, Inc. (a)	488,772	157,873
Orgenesis, Inc. (a)(b)	44,808	193,571
Outlook Therapeutics, Inc. (a)(b)	34,757	26,415
OvaScience, Inc. (a)	48,059	369,574
Ovid Therapeutics, Inc. (a)	135,024	442,879
Oyster Point Pharma, Inc. (a)	28,820	1,020,516
Palatin Technologies, Inc. (a)(b)	1,049,809	536,137
PDL BioPharma, Inc. (a)	580,871	1,974,961
Pfenex, Inc. (a)	141,465	1,640,994
PhaseBio Pharmaceuticals, Inc. (a)(b)	68,737	289,383
Pieris Pharmaceuticals, Inc. (a)	241,212	750,169
Plus Therapeutics, Inc. (a)(b)	6,336	11,785
Polarityte, Inc. (a)(b)	96,620	131,403
Portola Pharmaceuticals, Inc. (a)(b)	344,643	3,484,341
Precigen, Inc. (a)(b)	357,665	1,355,550
Precision BioSciences, Inc. (a)	41,265	330,533
Prevail Therapeutics, Inc.	37,946	484,950
Principia Biopharma, Inc. (a)	91,619	5,914,923
Progenics Pharmaceuticals, Inc. (a)	415,131	1,959,418
Protagonist Therapeutics, Inc. (a)	104,331	813,782
Proteostasis Therapeutics, Inc. (a)(b)	198,769	310,080
Prothena Corp. PLC (a)	184,951	1,971,578
PTC Therapeutics, Inc. (a)	302,577	16,593,323
Puma Biotechnology, Inc. (a)(b)	161,212	1,733,835
Ra Pharmaceuticals, Inc. (a)	172,223	8,053,147
Radius Health, Inc. (a)(b)	206,696	4,353,018
RAPT Therapeutics, Inc. (a)(b)	29,990	592,902
Recro Pharma, Inc. (a)(b)	82,926	1,189,159
REGENXBIO, Inc. (a)	154,707	6,188,280
Regulus Therapeutics, Inc. (a)(b)	30,166	22,404
Repligen Corp. (a)	230,621	19,741,158
Replimune Group, Inc. (a)	47,782	662,736
Retrophin, Inc. (a)	204,992	3,176,351
Rexahn Pharmaceuticals, Inc. (a)	22,895	52,659
Rhythm Pharmaceuticals, Inc. (a)(b)	148,206	2,827,770
Rigel Pharmaceuticals, Inc. (a)	838,915	1,778,500
Rocket Pharmaceuticals, Inc. (a)(b)	173,080	3,373,329
Rubius Therapeutics, Inc. (a)(b)	170,211	1,424,666
RXi Pharmaceuticals Corp. (a)	164	481
Sage Therapeutics, Inc. (a)(b)	256,505	12,055,735
Salarius Pharmaceuticals, Inc. (a)	12,754	11,032
Salarius Pharmaceuticals, Inc. rights (a)(c)	42,326	5,206
Sangamo Therapeutics, Inc. (a)(b)	567,497	4,840,749
Sarepta Therapeutics, Inc. (a)(b)	348,431	39,884,897
Savara, Inc. (a)(b)	124,425	284,933
Scholar Rock Holding Corp. (a)	82,482	1,163,821
Seattle Genetics, Inc. (a)	563,216	64,127,774
Selecta Biosciences, Inc. (a)(b)	166,325	665,300
Sellas Life Sciences Group, Inc. (a)(b)	22,085	45,937
Seneca Biopharma, Inc. (a)(b)	3,323	3,087
Seres Therapeutics, Inc. (a)(b)	226,890	712,435
Sesen Bio, Inc. (a)	466,232	354,336
Soleno Therapeutics, Inc. (a)	83,233	231,388
Solid Biosciences, Inc. (a)(b)	69,813	230,383
Soligenix, Inc. (a)	75,807	228,937
Sophiris Bio, Inc. (a)(b)	132,978	71,196
Sorrento Therapeutics, Inc. (a)(b)	588,515	1,277,078
Spectrum Pharmaceuticals, Inc. (a)	560,811	1,603,919
Spero Therapeutics, Inc. (a)	43,453	414,542
Spero Therapeutics, Inc. rights 3/3/20 (a)	6,604	3,566
Spring Bank Pharmaceuticals, Inc. (a)(b)	54,942	75,271
Springworks Therapeutics, Inc. (a)	45,884	1,466,453
Stemline Therapeutics, Inc. (a)(b)	215,737	1,298,737
Stoke Therapeutics, Inc.	44,060	1,090,485
Sunesis Pharmaceuticals, Inc. (a)(b)	420,679	414,411
Surface Oncology, Inc. (a)	45,281	143,088
Sutro Biopharma, Inc. (a)	31,902	310,406
Syndax Pharmaceuticals, Inc. (a)	95,943	902,824
Synlogic, Inc. (a)	80,173	165,156
Synthetic Biologics, Inc. (a)(b)	14,928	6,350
Syros Pharmaceuticals, Inc. (a)	160,742	940,341
T2 Biosystems, Inc. (a)(b)	190,631	131,421
TCR2 Therapeutics, Inc. (b)	65,189	774,445
Tenax Therapeutics, Inc. (a)	1,474	1,695
TG Therapeutics, Inc. (a)(b)	404,920	5,081,746
Tocagen, Inc. (a)(b)	101,258	143,786
TONIX Pharmaceuticals Holding (a)(b)	83,212	89,869
TRACON Pharmaceuticals, Inc. (a)(b)	2,418	7,351
Translate Bio, Inc. (a)(b)	212,033	1,607,210
Trevena, Inc. (a)	404,670	289,258
Trovagene, Inc. (a)	15,811	21,661
Turning Point Therapeutics, Inc.	71,633	3,550,848
Twist Bioscience Corp. (a)	141,864	4,343,876
Tyme, Inc. (a)(b)	276,137	328,603
Ultragenyx Pharmaceutical, Inc. (a)(b)	268,457	15,055,069
United Therapeutics Corp. (a)	216,433	22,283,942
UNITY Biotechnology, Inc. (a)(b)	103,386	621,350
Unum Therapeutics, Inc. (a)(b)	43,783	29,335
Vanda Pharmaceuticals, Inc. (a)	256,654	2,830,894
Vaxart, Inc. (a)(b)	200,494	575,418
VBI Vaccines, Inc. (a)(b)	903,990	1,084,788
Veracyte, Inc. (a)	215,610	5,323,411
Verastem, Inc. (a)(b)	338,744	945,096
Vericel Corp. (a)(b)	220,399	3,402,961
Viela Bio, Inc. (b)	41,683	1,819,046
Viking Therapeutics, Inc. (a)(b)	323,126	1,912,906
VistaGen Therapeutics, Inc. (a)(b)	182,080	93,298
Voyager Therapeutics, Inc. (a)	126,993	1,384,224
vTv Therapeutics, Inc. Class A (a)(b)	24,729	84,573
X4 Pharmaceuticals, Inc. (a)	83,212	888,704
Xbiotech, Inc. (a)(b)	80,252	983,890
Xencor, Inc. (a)	245,158	7,965,183
Xenetic Biosciences, Inc. (a)	312	308
XOMA Corp. (a)(b)	35,734	868,336
Y-mAbs Therapeutics, Inc. (a)	90,401	2,659,597
Yield10 Bioscience, Inc. (a)(b)	1,319	8,692
Zafgen, Inc. (a)(b)	145,426	165,786
ZIOPHARM Oncology, Inc. (a)(b)	924,816	2,857,681
		1,304,414,002
Health Care Equipment & Supplies - 3.3%
Accuray, Inc. (a)(b)	447,286	1,326,203
Aethlon Medical, Inc. (a)(b)	5,590	15,261
Akers Biosciences, Inc. (a)(b)	2,510	7,003
Allied Healthcare Products, Inc. (a)(b)	2,431	58,344
Alphatec Holdings, Inc. (a)	204,305	1,195,184
Angiodynamics, Inc. (a)	190,356	2,187,190
Antares Pharma, Inc. (a)(b)	764,398	2,369,634
Apollo Endosurgery, Inc. (a)	58,883	153,979
Atossa Therapeutics, Inc. (a)(b)	45,293	54,805
Atricure, Inc. (a)	194,793	7,483,947
Atrion Corp.	7,159	4,412,163
Avanos Medical, Inc. (a)	234,526	7,600,988
Avinger, Inc. (a)(b)	17,548	10,704
AxoGen, Inc. (a)(b)	176,225	2,181,666
Axonics Modulation Technologies, Inc. (a)(b)	72,099	2,555,549
Bellerophon Therapeutics, Inc. (a)(b)	7,193	50,351
Beyond Air, Inc. (a)(b)	46,727	386,900
BioLase Technology, Inc. (a)	34,145	22,024
BioLife Solutions, Inc. (a)(b)	57,681	816,186
BioSig Technologies, Inc.(a)(b)	64,132	232,158
Bovie Medical Corp. (a)	148,176	896,465
Cantel Medical Corp. (b)	183,721	11,592,795
Cardiovascular Systems, Inc. (a)	171,305	6,444,494
Cerus Corp. (a)	758,191	3,897,102
Chembio Diagnostics, Inc. (a)(b)	66,749	297,033
Co.-Diagnostics, Inc. (a)(b)	94,294	1,247,510
ConforMis, Inc. (a)	355,877	277,299
CONMED Corp.	139,536	13,205,687
Cryolife, Inc. (a)	191,296	4,902,916
CryoPort, Inc. (a)(b)	185,483	3,097,566
Cutera, Inc. (a)	71,387	1,768,970
CytoSorbents Corp. (a)(b)	146,223	881,725
Dare Bioscience, Inc. (a)(b)	40,212	43,831
DarioHealth Corp. (a)(b)	13,040	95,192
DexCom, Inc. (a)	447,334	123,464,184
Dynatronics Corp. (a)(b)	3,361	6,453
Ekso Bionics Holdings, Inc. (a)(b)	222,191	66,346
electroCore, Inc. (a)(b)	33,137	24,193
Electromed, Inc. (a)	18,140	186,661
Endologix, Inc. (a)(b)	82,105	102,631
ENDRA Life Sciences, Inc. (a)(b)	24,073	26,240
Envista Holdings Corp. (a)	776,656	19,711,529
Fonar Corp. (a)	28,130	562,037
Genmark Diagnostics, Inc. (a)(b)	288,157	1,005,668
Glaukos Corp. (a)(b)	192,602	8,470,636
Globus Medical, Inc. (a)	381,015	17,233,308
Haemonetics Corp. (a)	249,527	27,031,260
Helius Medical Technologies, Inc. (U.S.) (a)(b)	100,184	91,167
Heska Corp. (a)(b)	34,366	3,280,922
Hill-Rom Holdings, Inc.	325,457	31,260,145
ICU Medical, Inc. (a)	94,914	18,585,110
Inogen, Inc. (a)	90,478	4,142,083
Insulet Corp. (a)	303,326	57,622,840
Integer Holdings Corp. (a)	162,026	14,609,884
Integra LifeSciences Holdings Corp. (a)	349,969	18,233,385
IntriCon Corp. (a)(b)	36,727	546,498
Invacare Corp.	160,080	1,213,406
InVivo Therapeutics Holdings Corp. (a)(b)	160	984
IRadimed Corp. (a)	25,824	613,062
iRhythm Technologies, Inc. (a)(b)	130,066	11,311,840
Iridex Corp. (a)	27,462	77,717
Kewaunee Scientific Corp.	10,875	125,498
Lantheus Holdings, Inc. (a)	191,516	2,978,074
LeMaitre Vascular, Inc.	83,823	2,388,956
LivaNova PLC (a)	239,187	16,676,118
Masimo Corp. (a)	238,920	39,022,804
Meridian Bioscience, Inc.	213,840	1,708,582
Merit Medical Systems, Inc. (a)	272,784	9,822,952
Mesa Laboratories, Inc.	19,775	4,731,960
Microbot Medical, Inc. (a)(b)	32,053	269,245
Milestone Scientific, Inc. (a)(b)	123,561	271,834
Misonix, Inc. (a)	72,790	1,008,142
Motus GI Holdings, Inc. (a)	121,781	174,147
Myomo, Inc. (a)(b)	1,220	5,661
Natus Medical, Inc. (a)	171,429	4,608,012
Neogen Corp. (a)	258,906	15,728,540
NeuroMetrix, Inc. (a)	80	194
Neuronetics, Inc. (a)	44,579	129,056
Nevro Corp. (a)	152,656	19,868,178
NuVasive, Inc. (a)	255,084	16,787,078
Obalon Therapeutics, Inc. (a)(b)	5,779	8,091
OraSure Technologies, Inc. (a)	321,882	1,940,948
Orthofix International NV (a)	95,887	3,388,647
OrthoPediatrics Corp. (a)	47,164	2,189,353
PAVmed, Inc. (a)(b)	69,158	172,895
Penumbra, Inc. (a)(b)	158,333	26,261,111
Predictive Oncology, Inc. (a)(b)	2,723	5,337
Pro-Dex, Inc. (a)	600	10,986
Pulse Biosciences, Inc. (a)(b)	59,133	405,061
Quidel Corp. (a)	186,599	14,412,907
Repro Medical Systems, Inc. (a)	88,592	717,595
Retractable Technologies, Inc. (a)	35,837	58,773
Rockwell Medical Technologies, Inc. (a)(b)	293,370	824,370
RTI Biologics, Inc. (a)	350,662	1,297,449
Seaspine Holdings Corp. (a)	102,839	1,453,115
Second Sight Medical Products, Inc. (a)(b)	13,659	58,870
Senseonics Holdings, Inc. (a)(b)	673,976	943,566
Sensus Healthcare, Inc. (a)(b)	44,385	157,567
Shockwave Medical, Inc. (a)	41,498	1,665,730
SI-BONE, Inc. (a)	94,884	1,832,210
Sientra, Inc. (a)(b)	209,133	876,267
Silk Road Medical, Inc.	30,233	1,204,785
Sintx Technologies, Inc. (a)	123	78
SmileDirectClub, Inc. (a)(b)	285,440	2,135,091
Soliton, Inc. (b)	32,038	337,360
Staar Surgical Co. (a)(b)	143,912	4,515,959
Stereotaxis, Inc. (a)	153,027	558,549
STRATA Skin Sciences, Inc. (a)	18,623	28,866
SurModics, Inc. (a)	65,592	2,289,817
Tactile Systems Technology, Inc. (a)(b)	93,502	4,713,436
Tandem Diabetes Care, Inc. (a)	276,260	20,625,572
Tela Bio, Inc. (a)	23,429	362,915
Thermogenesis Holdings, Inc. (a)(b)	1,198	4,768
TransEnterix, Inc. (a)(b)	70,378	83,046
TransMedics Group, Inc.	29,529	463,605
Utah Medical Products, Inc.	17,323	1,514,030
Vapotherm, Inc. (a)	74,564	645,724
Varex Imaging Corp. (a)	190,767	4,429,610
Venus Concept, Inc. (a)(b)	49,087	312,684
Vermillion, Inc. (a)(b)	167,591	132,397
ViewRay, Inc. (a)(b)	509,639	1,462,664
Viveve Medical, Inc. (a)	1,298	1,415
VolitionRx Ltd. (a)(b)	129,302	444,799
West Pharmaceutical Services, Inc.	361,894	54,486,761
Wright Medical Group NV (a)	620,613	18,773,543
Zosano Pharma Corp. (a)(b)	82,489	60,134
Zynex, Inc. (a)(b)	78,591	1,023,255
		756,845,755
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)(b)	435,363	12,886,745
Addus HomeCare Corp. (a)	65,897	5,025,964
Amedisys, Inc. (a)	157,989	27,491,666
American Renal Associates Holdings, Inc. (a)	81,550	656,478
American Shared Hospital Services (a)	113	251
AMN Healthcare Services, Inc. (a)	228,252	16,799,347
Apollo Medical Holdings, Inc. (a)(b)	126,875	2,216,506
BioScrip, Inc. (a)	166,245	2,452,114
BioTelemetry, Inc. (a)	165,254	7,059,651
Brookdale Senior Living, Inc. (a)	944,861	6,207,737
Caladrius Biosciences, Inc. (a)	36,321	92,982
Capital Senior Living Corp. (a)(b)	152,578	390,600
Catasys, Inc. (a)(b)	34,907	527,794
Chemed Corp.	77,998	32,573,525
Community Health Systems, Inc. (a)(b)	593,203	2,924,491
Corvel Corp. (a)	45,353	3,126,636
Covetrus, Inc. (a)(b)	483,385	5,370,407
Cross Country Healthcare, Inc. (a)	178,368	1,690,929
CynergisTek, Inc. (a)	1,100	3,575
Digirad Corp. (a)	5,124	12,861
Encompass Health Corp.	481,686	36,049,380
Enzo Biochem, Inc. (a)	197,450	420,569
Exagen, Inc. (a)	26,300	449,204
Five Star Sr Living, Inc. (a)	98,753	468,089
Fulgent Genetics, Inc. (a)(b)	53,344	791,625
Genesis HealthCare, Inc. Class A (a)	198,253	327,117
Guardant Health, Inc. (a)	198,616	17,271,647
Hanger, Inc. (a)	188,044	4,338,175
HealthEquity, Inc. (a)	347,371	24,659,867
InfuSystems Holdings, Inc. (a)	50,775	538,215
Interpace Diagnostics Group, Inc. (a)(b)	17,441	143,365
LHC Group, Inc. (a)	145,264	17,643,765
Magellan Health Services, Inc. (a)	105,856	6,352,419
MEDNAX, Inc. (a)	410,692	7,018,726
Molina Healthcare, Inc. (a)	306,327	37,540,374
National Healthcare Corp.	56,426	4,187,373
National Research Corp. Class A	59,643	3,279,769
Owens & Minor, Inc.	305,864	2,089,051
Patterson Companies, Inc.	424,384	10,096,095
Pennant Group, Inc. (a)	129,210	3,510,636
PetIQ, Inc. Class A (a)(b)	93,463	2,906,699
Precipio, Inc. (a)(b)	15,762	24,116
Premier, Inc. (a)	327,408	9,635,617
Progyny, Inc. (a)(b)	49,243	1,355,660
Providence Service Corp. (a)	57,204	3,534,063
Psychemedics Corp.	24,117	213,194
Quorum Health Corp. (a)(b)	120,872	126,916
R1 RCM, Inc. (a)	496,225	6,093,643
RadNet, Inc. (a)	207,413	4,237,448
Regional Health Properties, Inc. (a)(b)	3,317	4,544
Select Medical Holdings Corp. (a)	521,855	12,493,209
Sharps Compliance Corp. (a)	38,210	231,553
SunLink Health Systems, Inc. (a)	10,027	11,832
Surgery Partners, Inc. (a)	98,965	1,625,005
Tenet Healthcare Corp. (a)	508,773	13,370,554
The Ensign Group, Inc.	245,260	10,914,070
The Joint Corp. (a)	51,284	760,542
Tivity Health, Inc. (a)(b)	219,176	2,776,960
Triple-S Management Corp.	116,473	1,745,930
U.S. Physical Therapy, Inc.	62,634	6,527,715
		383,274,990
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	787,089	5,934,651
Arrhythmia Research Technology, Inc. (a)	9,729	28,701
Castlight Health, Inc. Class B (a)	369,928	335,266
Change Healthcare, Inc. (b)	221,854	3,014,996
Computer Programs & Systems, Inc.	61,140	1,637,329
Evolent Health, Inc. (a)	384,854	3,556,051
Health Catalyst, Inc. (b)	38,814	1,179,169
HealthStream, Inc. (a)	129,290	3,144,333
HMS Holdings Corp. (a)	430,173	9,881,074
HTG Molecular Diagnostics (a)(b)	259,764	150,663
iCAD, Inc. (a)	81,101	1,080,265
Inovalon Holdings, Inc. Class A (a)(b)	378,976	7,382,452
Inspire Medical Systems, Inc. (a)	72,953	6,264,474
Livongo Health, Inc. (b)	64,091	1,602,916
Medical Transcription Billing Corp. (a)	30,125	164,483
NantHealth, Inc. (a)(b)	148,762	337,690
Nextgen Healthcare, Inc. (a)	242,548	3,172,528
Omnicell, Inc. (a)	206,404	16,815,734
OptimizeRx Corp. (a)(b)	54,975	459,041
Phreesia, Inc.	77,913	2,418,420
SCWorx, Corp. (a)(b)	1,606	4,031
Simulations Plus, Inc.	61,932	2,016,506
Streamline Health Solutions, Inc. (a)	73,168	93,655
Tabula Rasa HealthCare, Inc. (a)(b)	97,231	5,461,465
Teladoc Health, Inc. (a)(b)	355,592	44,434,776
Veeva Systems, Inc. Class A (a)	644,550	91,506,764
Vocera Communications, Inc. (a)(b)	155,689	3,797,255
		215,874,688
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)(b)	56,523	4,504,883
Accelerate Diagnostics, Inc. (a)(b)	128,811	1,650,069
Adaptive Biotechnologies Corp.	109,938	3,089,258
Avantor, Inc.	1,093,839	17,227,964
Bio-Rad Laboratories, Inc. Class A (a)	105,589	37,169,440
Bio-Techne Corp.	187,862	35,485,253
Bioanalytical Systems, Inc. (a)	4,600	21,390
BioNano Genomics, Inc. (a)(b)	109,926	109,168
Bruker Corp.	497,005	21,649,538
Champions Oncology, Inc. (a)	19,987	125,918
Charles River Laboratories International, Inc. (a)	239,630	37,279,239
ChromaDex, Inc. (a)(b)	186,997	690,019
Codexis, Inc. (a)	241,468	2,813,102
Fluidigm Corp. (a)	334,703	1,111,214
Harvard Bioscience, Inc. (a)	177,133	573,911
Luminex Corp.	208,425	5,160,603
Medpace Holdings, Inc. (a)	134,797	12,123,642
Nanostring Technologies, Inc. (a)	168,450	6,006,927
NeoGenomics, Inc. (a)	510,502	14,462,522
Pacific Biosciences of California, Inc. (a)	713,868	2,427,151
Personalis, Inc. (a)(b)	37,708	329,191
PRA Health Sciences, Inc. (a)	310,893	29,286,121
Quanterix Corp. (a)	70,862	1,616,362
Syneos Health, Inc. (a)	303,804	19,245,983
		254,158,868
Pharmaceuticals - 1.6%
AcelRx Pharmaceuticals, Inc. (a)(b)	361,595	477,305
Acer Therapeutics, Inc. (a)(b)	21,687	71,133
Aclaris Therapeutics, Inc. (a)(b)	190,552	217,229
Adamis Pharmaceuticals Corp. (a)(b)	305,602	172,726
Adial Pharmaceuticals, Inc. (a)(b)	46,293	66,199
Aerie Pharmaceuticals, Inc. (a)(b)	205,703	3,599,803
Aerpio Pharmaceuticals, Inc. (a)	80,581	51,532
Agile Therapeutics, Inc. (a)(b)	247,794	662,849
Akcea Therapeutics, Inc. (a)(b)	75,739	1,286,048
Akorn, Inc. (a)	459,132	532,593
Alimera Sciences, Inc. (a)(b)	6,701	48,314
Amneal Pharmaceuticals, Inc. (a)	543,914	2,094,069
Amphastar Pharmaceuticals, Inc. (a)	171,053	2,632,506
Ampio Pharmaceuticals, Inc. (a)(b)	486,894	289,799
ANI Pharmaceuticals, Inc. (a)	46,272	2,221,519
ANI Pharmaceuticals, Inc. rights (a)(c)	58,183	1
Aquestive Therapeutics, Inc. (a)(b)	83,465	311,324
Arvinas Holding Co. LLC (a)	74,724	3,521,742
Assertio Therapeutics, Inc. (a)	322,688	348,503
AstraZeneca PLC rights (a)(c)	21,542	0
Avenue Therapeutics, Inc. (a)	52,950	470,196
Axsome Therapeutics, Inc. (a)(b)	131,022	10,219,716
Aytu BioScience, Inc. (a)(b)	54,580	28,927
Baudax Bio, Inc. (a)(b)	33,170	231,527
Biodelivery Sciences International, Inc. (a)	367,603	1,786,551
BioPharmX Corp. (a)	23,822	8,681
Cara Therapeutics, Inc. (a)(b)	212,885	3,199,662
Cassava Sciences, Inc. (a)	58,321	327,181
Catalent, Inc. (a)	761,396	39,234,736
Cerecor, Inc. (a)	90,090	274,775
Chiasma, Inc. (a)(b)	166,378	740,382
Clearside Biomedical, Inc. (a)(b)	197,183	441,690
Cocrystal Pharma, Inc. (a)(b)	5,045	6,710
Collegium Pharmaceutical, Inc. (a)	148,930	3,537,088
ContraVir Pharmaceuticals, Inc. (a)(b)	620	2,220
Corcept Therapeutics, Inc. (a)(b)	499,508	6,303,791
CorMedix, Inc. (a)(b)	117,406	610,511
Cumberland Pharmaceuticals, Inc. (a)	33,008	136,653
CymaBay Therapeutics, Inc. (a)	322,086	534,663
Durect Corp. (a)(b)	960,021	1,699,237
Elanco Animal Health, Inc. (a)	1,944,098	53,268,285
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)	118,827	371,929
Endo International PLC (a)	988,754	5,457,922
Evofem Biosciences, Inc. (a)(b)	104,474	616,397
Evoke Pharma, Inc. (a)(b)	107,887	132,701
Evolus, Inc. (a)(b)	102,958	884,409
EyeGate Pharmaceuticals, Inc. (a)	12,656	72,772
Eyenovia, Inc. (a)(b)	36,875	141,047
Eyepoint Pharmaceuticals, Inc. (a)(b)	276,934	357,245
Fulcrum Therapeutics, Inc. (b)	25,639	485,090
Harrow Health, Inc. (a)	104,639	577,607
Horizon Pharma PLC (a)	915,083	31,314,140
Hoth Therapeutics, Inc. (a)	38	154
Innovate Biopharmaceuticals, Inc. (a)	53,980	30,229
Innoviva, Inc. (a)(b)	333,963	4,498,482
Intersect ENT, Inc. (a)	155,748	3,716,147
Intra-Cellular Therapies, Inc. (a)	267,516	5,644,588
Jaguar Health, Inc. (a)(b)	419	239
Jazz Pharmaceuticals PLC (a)	277,183	31,759,628
Kala Pharmaceuticals, Inc. (a)(b)	109,553	586,109
Kaleido Biosciences, Inc. (a)(b)	22,431	133,913
KemPharm, Inc. (a)	97,659	29,591
Lannett Co., Inc. (a)(b)	164,445	1,430,672
Lipocine, Inc.(a)(b)	145,253	72,118
Liquidia Technologies, Inc. (a)	49,612	204,898
Mallinckrodt PLC (a)(b)	429,788	1,839,493
Marinus Pharmaceuticals, Inc. (a)	378,560	946,400
Menlo Therapeutics, Inc. (a)	46,697	137,756
MyoKardia, Inc. (a)	228,141	14,461,858
Nektar Therapeutics (a)(b)	870,577	18,116,707
Neos Therapeutics, Inc. (a)(b)	188,234	289,880
NGM Biopharmaceuticals, Inc. (b)	34,436	621,225
NovaBay Pharmaceuticals, Inc. (a)(b)	5,586	3,212
Novan, Inc. (a)(b)	41,027	9,022
Novus Therapeutics, Inc. (a)	3,160	1,769
Ocular Therapeutix, Inc. (a)(b)	224,313	1,055,393
Odonate Therapeutics, Inc. (a)	58,848	1,741,312
Omeros Corp. (a)(b)	254,307	3,028,796
Onconova Therapeutics, Inc. (a)(b)	377,269	162,150
Opiant Pharmaceuticals, Inc. (a)	6,002	70,524
OptiNose, Inc. (a)(b)	130,219	787,825
Osmotica Pharmaceuticals PLC (a)	70,229	409,435
Otonomy, Inc. (a)	109,470	344,831
Pacira Biosciences, Inc. (a)	208,884	9,061,388
Paratek Pharmaceuticals, Inc. (a)(b)	137,150	655,577
Phathom Pharmaceuticals, Inc. (a)(b)	54,453	1,966,842
Phibro Animal Health Corp. Class A	102,231	2,581,333
Plx Pharma PLC/New (a)(b)	5,046	26,391
Prestige Brands Holdings, Inc. (a)	247,813	9,258,294
Provention Bio, Inc. (a)(b)	168,919	2,023,650
Pulmatrix, Inc. (a)	97,666	156,266
Reata Pharmaceuticals, Inc. (a)	125,512	24,443,462
Relmada Therapeutics, Inc. (a)	64,393	3,141,091
resTORbio, Inc. (a)(b)	78,453	109,050
Revance Therapeutics, Inc. (a)	213,411	4,934,062
Ritter Pharmaceuticals, Inc. (a)(b)	2,906	2,005
Satsuma Pharmaceuticals, Inc. (a)(b)	30,713	875,013
scPharmaceuticals, Inc. (a)	23,358	206,718
SCYNEXIS, Inc. (a)(b)	434,732	407,779
Seelos Therapeutics, Inc. (a)(b)	88,253	77,398
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	4,546	15,093
SIGA Technologies, Inc. (a)	234,244	1,170,049
Sonoma Pharmaceuticals, Inc. (a)	1,437	7,544
Strongbridge Biopharma PLC (a)	159,721	442,427
Supernus Pharmaceuticals, Inc. (a)	254,573	4,579,768
Teligent, Inc. (a)(b)	185,177	77,774
Tetraphase Pharmaceuticals, Inc. (a)(b)	11,055	19,567
TherapeuticsMD, Inc. (a)(b)	1,124,442	1,900,307
Theravance Biopharma, Inc. (a)(b)	233,312	5,681,147
Titan Pharmaceuticals, Inc. (a)	406,523	106,956
Trevi Therapeutics, Inc.	34,789	180,555
Tricida, Inc. (a)	136,972	4,352,970
Urovant Sciences Ltd. (a)(b)	53,652	671,187
Verrica Pharmaceuticals, Inc. (a)(b)	56,612	671,984
VIVUS, Inc. (a)(b)	51,827	93,807
WAVE Life Sciences (a)(b)	85,907	725,055
Xeris Pharmaceuticals, Inc. (a)	177,478	631,822
Zogenix, Inc. (a)(b)	204,241	5,122,364
Zynerba Pharmaceuticals, Inc. (a)(b)	95,492	406,796
		360,997,484

TOTAL HEALTH CARE		3,275,565,787

INDUSTRIALS - 13.3%
Aerospace & Defense - 1.5%
AAR Corp.	163,403	5,645,574
Aerojet Rocketdyne Holdings, Inc. (a)(b)	356,994	17,592,664
AeroVironment, Inc. (a)	106,928	5,495,030
Air Industries Group, Inc. (a)	7,873	9,684
Astronics Corp. (a)	113,107	2,292,679
Astrotech Corp. (a)(b)	25,674	43,903
Axon Enterprise, Inc. (a)(b)	292,163	22,604,651
BWX Technologies, Inc.	463,559	25,421,576
CPI Aerostructures, Inc. (a)	51,114	162,031
Cubic Corp.	155,221	8,450,231
Curtiss-Wright Corp.	208,481	25,005,211
Ducommun, Inc. (a)	55,172	2,463,430
HEICO Corp.	246,815	26,618,998
HEICO Corp. Class A	288,324	25,467,659
Hexcel Corp.	414,376	26,781,121
Innovative Solutions & Support, Inc. (a)	36,030	201,047
Kratos Defense & Security Solutions, Inc. (a)	452,365	7,355,455
Maxar Technologies, Inc.	297,733	4,528,519
Mercury Systems, Inc. (a)	273,929	20,122,824
Micronet Enertec Technologies, Inc. (a)	8,412	8,160
Moog, Inc. Class A	157,893	12,176,708
National Presto Industries, Inc.	24,560	1,929,925
Park Aerospace Corp.	94,387	1,312,923
Parsons Corp.	94,737	3,703,269
SIFCO Industries, Inc. (a)	8,781	37,846
Sigma Labs, Inc. (a)(b)	2,495	15,594
Spirit AeroSystems Holdings, Inc. Class A	509,010	26,896,088
Teledyne Technologies, Inc. (a)	178,159	60,096,594
Triumph Group, Inc.	243,860	4,633,340
Vectrus, Inc. (a)	55,979	2,915,946
Virgin Galactic Holdings, Inc. (a)(b)	394,331	9,700,543
VirTra, Inc. (a)	3,050	9,913
		349,699,136
Air Freight & Logistics - 0.3%
Air T Funding warrants 6/7/20 (a)	4,541	319
Air T, Inc.	1,838	34,463
Air Transport Services Group, Inc. (a)	294,155	5,265,375
Atlas Air Worldwide Holdings, Inc. (a)	123,900	3,310,608
Echo Global Logistics, Inc. (a)	136,324	2,515,178
Forward Air Corp.	136,652	8,063,835
Hub Group, Inc. Class A (a)	165,059	7,630,678
Radiant Logistics, Inc. (a)	181,151	797,064
XPO Logistics, Inc. (a)	452,772	33,491,545
		61,109,065
Airlines - 0.2%
Allegiant Travel Co.	64,721	8,772,284
Hawaiian Holdings, Inc.	231,375	4,831,110
JetBlue Airways Corp. (a)	1,406,873	22,200,456
Mesa Air Group, Inc. (a)	121,536	701,263
SkyWest, Inc.	241,616	10,969,366
Spirit Airlines, Inc. (a)	336,125	9,562,756
		57,037,235
Building Products - 1.1%
AAON, Inc. (b)	199,354	10,966,464
Advanced Drain Systems, Inc.	253,506	10,611,761
Alpha PRO Tech Ltd. (a)(b)	38,804	814,884
American Woodmark Corp. (a)	76,317	6,393,075
Apogee Enterprises, Inc.	130,241	3,931,976
Armstrong Flooring, Inc. (a)	107,670	284,249
Armstrong World Industries, Inc.	239,058	23,941,659
Builders FirstSource, Inc. (a)	571,877	12,987,327
CSW Industrials, Inc.	73,698	4,852,276
Gibraltar Industries, Inc. (a)	160,525	8,133,802
Griffon Corp.	218,795	3,807,033
Insteel Industries, Inc.	92,737	1,844,539
Jeld-Wen Holding, Inc. (a)	329,768	6,199,638
Lennox International, Inc. (b)	171,940	39,224,672
Masonite International Corp. (a)	119,935	8,815,223
NCI Building Systems, Inc. (a)	227,951	1,675,440
Owens Corning	533,123	30,116,118
Patrick Industries, Inc.	112,009	5,917,435
PGT, Inc. (a)	286,775	4,350,377
Quanex Building Products Corp.	167,170	2,808,456
Resideo Technologies, Inc. (a)	598,539	6,434,294
Simpson Manufacturing Co. Ltd.	197,155	15,660,022
Tecogen, Inc. New (a)(b)	6,244	12,488
Trex Co., Inc. (a)	287,454	27,494,975
Universal Forest Products, Inc.	300,934	14,101,767
		251,379,950
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	330,965	10,895,368
ACCO Brands Corp.	488,416	3,912,212
Acme United Corp.	11,083	257,347
ADS Waste Holdings, Inc. (a)	335,582	11,094,341
ADT, Inc. (b)	508,351	3,248,363
Amrep Corp. (a)	2,694	15,787
Appliance Recycling Centers of America, Inc. (a)(b)	582	2,037
Aqua Metals, Inc. (a)(b)	227,653	157,081
ARC Document Solutions, Inc.	173,429	239,332
Avalon Holdings Corp. Class A (a)	10,366	18,451
Brady Corp. Class A	248,201	11,749,835
BrightView Holdings, Inc. (a)	153,043	2,142,602
Casella Waste Systems, Inc. Class A (a)	217,106	10,518,786
CECO Environmental Corp. (a)	165,218	1,115,222
Charah Solutions, Inc. (a)	15,645	34,575
Cimpress PLC (a)	119,520	13,913,323
Clean Harbors, Inc. (a)	252,809	17,575,282
CompX International, Inc. Class A	715	9,881
Covanta Holding Corp.	571,440	7,634,438
Deluxe Corp.	204,701	6,816,543
Document Security Systems, Inc. (a)(b)	48,601	11,664
Ennis, Inc.	134,871	2,710,907
Fuel Tech, Inc. (a)	101,005	81,774
Harsco Corp. (a)	387,888	4,650,777
Healthcare Services Group, Inc.	369,281	10,169,999
Heritage-Crystal Clean, Inc. (a)	67,703	1,782,620
Herman Miller, Inc.	287,225	9,834,584
HNI Corp.	211,821	6,954,083
Hudson Technologies, Inc. (a)(b)	164,908	134,400
IAA Spinco, Inc. (a)	657,825	28,102,284
Industrial Services of America, Inc. (a)(c)	12,605	1,324
Interface, Inc.	286,423	4,178,912
KAR Auction Services, Inc.	635,817	12,239,477
Kimball International, Inc. Class B	181,166	2,931,266
Knoll, Inc.	249,538	4,401,850
Matthews International Corp. Class A	156,133	4,615,291
McGrath RentCorp.	120,291	8,354,210
Mobile Mini, Inc.	215,991	8,421,489
MSA Safety, Inc.	174,884	21,278,136
NL Industries, Inc.	19,002	64,037
Odyssey Marine Exploration, Inc. (a)(b)	34,805	128,779
Performant Financial Corp. (a)	99,740	99,740
Perma-Fix Environmental Services, Inc. (a)	23,883	155,240
PICO Holdings, Inc. (a)	104,771	994,277
Pitney Bowes, Inc.	850,220	2,907,752
Quad/Graphics, Inc.	162,420	779,616
Quest Resource Holding Corp. (a)	35,687	78,155
R.R. Donnelley & Sons Co.	348,925	662,958
SP Plus Corp. (a)	115,148	4,204,053
Steelcase, Inc. Class A	443,647	7,195,954
Stericycle, Inc. (a)(b)	450,540	25,874,512
Team, Inc. (a)(b)	153,146	1,949,549
Tetra Tech, Inc.	269,059	21,758,801
The Brink's Co.	244,981	19,179,562
U.S. Ecology, Inc.	129,140	5,431,628
UniFirst Corp.	76,313	14,179,719
Viad Corp.	101,001	5,070,250
Virco Manufacturing Co. (a)	17,193	63,958
VSE Corp.	39,681	1,168,605
		344,152,998
Construction & Engineering - 0.7%
AECOM (a)	769,786	34,594,183
Aegion Corp. (a)	152,287	2,742,689
Ameresco, Inc. Class A (a)	101,709	2,292,521
Arcosa, Inc.	234,535	10,075,624
Argan, Inc.	64,607	2,696,050
Comfort Systems U.S.A., Inc.	178,846	7,550,878
Concrete Pumping Holdings, Inc. (a)	163,660	844,486
Construction Partners, Inc. Class A (a)	160,720	2,733,847
Dycom Industries, Inc. (a)(b)	153,156	4,527,291
EMCOR Group, Inc.	276,295	21,252,611
Fluor Corp.	697,232	6,498,202
FTE Networks, Inc. (a)(b)(c)	20,228	29,937
Goldfield Corp. (a)	99,734	328,125
Granite Construction, Inc.	227,488	4,622,556
Great Lakes Dredge & Dock Corp. (a)	317,596	3,080,681
HC2 Holdings, Inc. (a)(b)	238,637	911,593
Ies Holdings, Inc. (a)(b)	35,821	834,988
Infrastructure and Energy Alternatives, Inc. (a)(b)	45,210	124,328
Infrastructure and Energy Alternatives, Inc. rights (a)(b)(c)	45,210	0
Limbach Holdings, Inc. (a)(b)	16,009	66,437
MasTec, Inc. (a)(b)	293,739	14,416,710
MYR Group, Inc. (a)	85,412	2,178,860
Northwest Pipe Co. (a)	53,599	1,691,048
NV5 Holdings, Inc. (a)(b)	53,116	2,843,299
Orion Group Holdings, Inc. (a)	157,272	618,079
Primoris Services Corp.	222,938	4,231,363
Sterling Construction Co., Inc. (a)(b)	123,494	1,686,928
The Peck Co. Holdings, Inc. (a)	700	2,450
Tutor Perini Corp. (a)(b)	196,722	2,852,469
Valmont Industries, Inc.	104,824	12,182,645
Williams Scotsman Corp. (a)	269,827	4,732,766
		153,243,644
Electrical Equipment - 1.0%
Acuity Brands, Inc.	192,960	19,847,866
Allied Motion Technologies, Inc.	38,595	1,487,451
American Superconductor Corp. (a)(b)	87,329	598,204
Atkore International Group, Inc. (a)	230,896	8,522,371
AZZ, Inc.	127,850	4,716,387
Babcock & Wilcox Enterprises, Inc. (a)(b)	147,551	612,337
Bloom Energy Corp. Class A (a)	124,391	1,128,226
Broadwind Energy, Inc. (a)	60,375	123,165
Capstone Turbine Corp. (a)(b)	38,894	87,512
DPW Holdings, Inc. (a)(b)	17,815	19,240
Encore Wire Corp.	104,477	5,116,239
Energous Corp. (a)(b)	117,754	161,323
Energy Focus, Inc. (a)	30,849	15,702
EnerSys	208,342	12,829,700
Espey Manufacturing & Electronics Corp.	5,259	112,543
FuelCell Energy, Inc. (a)(b)	1,036,284	2,020,754
Generac Holdings, Inc. (a)	305,646	31,478,482
GrafTech International Ltd.	292,536	2,387,094
Hubbell, Inc. Class B	264,551	35,248,775
Ideal Power, Inc. (a)(b)	1,768	3,925
LSI Industries, Inc.	117,225	778,374
nVent Electric PLC	753,868	18,100,371
Ocean Power Technologies, Inc. (a)(b)	3,545	2,162
Orion Energy Systems, Inc. (a)	115,336	545,539
Plug Power, Inc. (a)(b)	1,283,887	5,572,070
Polar Power, Inc. (a)(b)	7,179	18,306
Powell Industries, Inc.	46,082	1,540,521
Preformed Line Products Co.	12,621	615,905
Regal Beloit Corp.	200,267	15,548,730
Sensata Technologies, Inc. PLC (a)	778,196	31,750,397
Sunrun, Inc. (a)	385,987	7,464,989
Sunworks, Inc. (a)(b)	6,668	4,334
Thermon Group Holdings, Inc. (a)	157,761	2,771,861
TPI Composites, Inc. (a)	162,724	3,863,068
Ultralife Corp. (a)	68,420	484,414
Vicor Corp. (a)	89,950	3,889,438
Vivint Solar, Inc. (a)(b)	220,814	2,481,949
		221,949,724
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	278,673	40,488,400
Raven Industries, Inc.	180,488	5,181,810
		45,670,210
Machinery - 3.3%
AGCO Corp.	307,736	18,596,486
Alamo Group, Inc.	50,761	5,622,796
Albany International Corp. Class A	152,374	9,762,602
Allison Transmission Holdings, Inc.	578,641	23,492,825
Altra Industrial Motion Corp.	315,500	9,502,860
Art's-Way Manufacturing Co., Inc. (a)(b)	31,860	66,587
Astec Industries, Inc.	112,848	4,237,442
Barnes Group, Inc.	236,679	12,709,662
Blue Bird Corp. (a)	73,463	1,313,518
Briggs & Stratton Corp. (b)	214,900	681,233
Chart Industries, Inc. (a)	175,410	9,984,337
Chicago Rivet & Machine Co.	758	17,550
CIRCOR International, Inc. (a)	100,177	3,604,368
Colfax Corp. (a)(b)	411,614	13,776,721
Columbus McKinnon Corp. (NY Shares)	116,396	3,618,752
Commercial Vehicle Group, Inc. (a)	137,261	598,458
Crane Co.	247,529	16,819,596
Donaldson Co., Inc.	616,001	27,769,325
Douglas Dynamics, Inc.	113,889	4,957,588
Eastern Co.	26,978	687,130
Energy Recovery, Inc. (a)(b)	161,133	1,585,549
Enerpac Tool Group Corp. Class A (b)	263,481	5,630,589
EnPro Industries, Inc.	101,147	5,456,881
ESCO Technologies, Inc.	127,939	11,632,214
Evoqua Water Technologies Corp. (a)	353,883	7,420,927
ExOne Co. (a)(b)	45,878	279,856
Federal Signal Corp.	304,557	8,832,153
Franklin Electric Co., Inc.	192,751	9,963,299
FreightCar America, Inc. (a)	53,070	82,789
Gardner Denver Holdings, Inc.	654,535	21,462,203
Gates Industrial Corp. PLC (a)(b)	235,605	2,464,428
Gencor Industries, Inc. (a)	29,953	301,028
Gorman-Rupp Co.	87,069	2,785,337
Graco, Inc.	815,454	40,218,191
Graham Corp.	39,837	660,497
Greenbrier Companies, Inc.	161,305	3,908,420
Hillenbrand, Inc.	357,788	8,372,239
Hurco Companies, Inc.	26,517	747,249
Hyster-Yale Materials Handling Class A	48,641	2,341,578
ITT, Inc.	429,509	25,834,966
John Bean Technologies Corp.	155,392	15,051,269
Kadant, Inc.	54,710	4,968,762
Kennametal, Inc.	407,420	11,326,276
L.B. Foster Co. Class A (a)	47,741	752,398
Lincoln Electric Holdings, Inc.	299,831	24,553,161
Lindsay Corp.	53,541	5,302,165
LiqTech International, Inc. (a)(b)	85,306	435,914
Lydall, Inc. (a)	86,460	1,029,739
Manitex International, Inc. (a)	80,512	446,036
Manitowoc Co., Inc. (a)	177,690	2,215,794
Mayville Engineering Co., Inc.	31,068	226,486
Meritor, Inc. (a)	355,174	8,058,898
MFRI, Inc. (a)	13,179	115,053
Middleby Corp. (a)	275,844	30,842,118
Miller Industries, Inc.	59,280	1,761,209
Mueller Industries, Inc.	286,480	8,015,710
Mueller Water Products, Inc. Class A	782,048	8,563,426
Navistar International Corp. New (a)	322,585	11,713,061
NN, Inc. (b)	207,276	1,606,389
Nordson Corp.	248,663	36,130,734
Omega Flex, Inc.	14,880	1,165,104
Oshkosh Corp.	333,064	24,030,568
Park-Ohio Holdings Corp.	42,921	1,052,423
Proto Labs, Inc. (a)	132,438	11,606,866
RBC Bearings, Inc. (a)	123,679	21,172,608
REV Group, Inc.	135,669	1,062,288
Rexnord Corp.	587,820	17,140,831
Spartan Motors, Inc.	152,982	2,256,485
SPX Corp. (a)	216,200	9,065,266
SPX Flow, Inc. (a)	210,783	7,752,599
Standex International Corp.	62,527	3,966,088
Sun Hydraulics Corp.	145,341	5,777,305
Taylor Devices, Inc. (a)	3,749	42,101
Tennant Co.	89,868	6,429,157
Terex Corp.	326,167	7,178,936
The L.S. Starrett Co. Class A (a)	20,155	91,907
Timken Co.	331,816	14,878,629
Titan International, Inc.	259,294	575,633
Toro Co.	522,940	37,353,604
TriMas Corp. (a)	223,590	5,668,007
Trinity Industries, Inc. (b)	481,069	9,789,754
Twin Disc, Inc. (a)	40,233	324,278
Wabash National Corp.	276,470	3,035,641
WABCO Holdings, Inc. (a)	247,273	33,406,582
Watts Water Technologies, Inc. Class A	137,036	12,869,051
Welbilt, Inc. (a)	659,082	8,713,064
Woodward, Inc.	274,879	28,367,513
		775,687,115
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	374,845	1,244,485
Genco Shipping & Trading Ltd.	82,800	635,904
Kirby Corp. (a)	290,520	18,520,650
Matson, Inc.	212,826	7,067,951
Pangaea Logistics Solutions Ltd.	5,684	15,631
		27,484,621
Professional Services - 1.5%
Acacia Research Corp. (a)	241,785	556,106
ASGN, Inc. (a)	259,516	13,160,056
Barrett Business Services, Inc.	37,761	2,261,884
BG Staffing, Inc.	43,008	663,183
CBIZ, Inc. (a)	275,859	7,183,368
CoStar Group, Inc. (a)	179,547	119,863,782
CRA International, Inc.	41,098	1,911,468
DLH Holdings Corp. (a)	3,557	17,821
Exponent, Inc.	255,614	18,825,971
Forrester Research, Inc. (a)	53,132	1,915,940
Franklin Covey Co. (a)	53,316	1,676,788
FTI Consulting, Inc. (a)	184,669	20,791,883
Gee Group, Inc. (a)	3,724	1,136
GP Strategies Corp. (a)	73,891	821,668
Heidrick & Struggles International, Inc.	95,670	2,133,441
Hill International, Inc. (a)	111,120	350,028
Hirequest, Inc. (a)	19,482	130,724
Hudson Global, Inc. (a)	7,326	74,652
Huron Consulting Group, Inc. (a)	113,221	6,718,534
ICF International, Inc.	92,384	7,019,336
InnerWorkings, Inc. (a)	215,796	677,599
Insperity, Inc.	184,909	12,438,828
Kelly Services, Inc. Class A (non-vtg.)	162,847	2,704,889
Kforce, Inc.	96,187	2,929,856
Korn Ferry	271,879	9,510,327
Lightbridge Corp. (a)(b)	2,658	9,303
Manpower, Inc.	286,971	21,792,578
Mastech Digital, Inc. (a)	11,630	148,166
MISTRAS Group, Inc. (a)	85,188	668,726
RCM Technologies, Inc. (a)	26,331	65,301
Red Violet, Inc. (a)(b)	28,193	678,042
Rekor Systems, Inc. (a)	53,118	206,098
Resources Connection, Inc.	152,772	1,914,233
ShiftPixy, Inc. (a)(b)	379	2,759
Spherix, Inc. (a)(b)	1,109	1,309
Staffing 360 Solutions, Inc. (b)	32,301	22,288
TransUnion Holding Co., Inc.	916,337	81,480,686
TriNet Group, Inc. (a)	216,110	11,423,575
TrueBlue, Inc. (a)	197,830	2,943,710
Upwork, Inc. (a)	320,366	2,775,971
Volt Information Sciences, Inc. (a)	56,277	104,112
Willdan Group, Inc. (a)(b)	55,579	1,709,054
		360,285,179
Road & Rail - 0.8%
AMERCO	40,167	12,954,259
ArcBest Corp.	130,647	2,588,117
Avis Budget Group, Inc. (a)	279,486	9,048,359
Covenant Transport Group, Inc. Class A (a)	66,809	808,389
Daseke, Inc. (a)(b)	271,093	894,607
Heartland Express, Inc.	235,593	4,219,471
Hertz Global Holdings, Inc. (a)	492,423	6,298,090
Knight-Swift Transportation Holdings, Inc. Class A	602,351	19,239,091
Landstar System, Inc.	190,443	19,229,030
Lyft, Inc.	1,001,243	38,167,383
Marten Transport Ltd.	198,044	3,869,780
P.A.M. Transportation Services, Inc. (a)	11,803	467,517
Patriot Transportation Holding, Inc.	5,715	69,437
Roadrunner Transportation Systems, Inc. (a)(b)	10,165	75,119
Ryder System, Inc.	258,297	9,825,618
Saia, Inc. (a)	128,014	11,176,902
Schneider National, Inc. Class B	165,207	2,958,857
U.S. Xpress Enterprises, Inc. (a)(b)	106,556	459,256
U.S.A. Truck, Inc. (a)	35,507	178,068
Uber Technologies, Inc.	1,004,345	34,017,165
Universal Logistics Holdings, Inc.	41,673	642,181
Werner Enterprises, Inc.	215,832	7,251,955
YRC Worldwide, Inc. (a)(b)	164,196	348,096
		184,786,747
Trading Companies & Distributors - 1.0%
AeroCentury Corp. (a)	726	2,903
Air Lease Corp. Class A	511,229	19,610,744
Aircastle Ltd.	249,243	7,938,390
Applied Industrial Technologies, Inc.	191,122	11,274,287
Beacon Roofing Supply, Inc. (a)	336,300	9,988,110
BlueLinx Corp. (a)(b)	48,659	571,743
BMC Stock Holdings, Inc. (a)	332,983	8,168,073
CAI International, Inc. (a)	83,540	2,066,780
DXP Enterprises, Inc. (a)	81,122	2,303,054
EVI Industries, Inc. (a)(b)	23,108	509,994
Foundation Building Materials, Inc. (a)	88,964	1,387,838
GATX Corp.	170,847	12,220,686
General Finance Corp. (a)	73,463	572,277
GMS, Inc. (a)	210,120	4,801,242
H&E Equipment Services, Inc.	150,964	3,586,905
HD Supply Holdings, Inc. (a)	808,417	30,736,014
Herc Holdings, Inc. (a)	120,420	4,417,006
Houston Wire & Cable Co. (a)	67,850	217,799
Huttig Building Products, Inc. (a)(b)	72,927	97,722
India Globalization Capital, Inc. (a)(b)	172,304	75,814
Kaman Corp.	136,039	7,544,723
Lawson Products, Inc. (a)	40,566	1,622,640
MRC Global, Inc. (a)	406,717	3,538,438
MSC Industrial Direct Co., Inc. Class A	220,788	13,649,114
Nesco Holdings, Inc. Class A (a)(b)	32,234	98,314
Now, Inc. (a)	536,322	4,735,723
Rush Enterprises, Inc. Class A	164,330	6,888,714
SiteOne Landscape Supply, Inc. (a)	203,840	20,231,120
Systemax, Inc.	72,976	1,522,279
Titan Machinery, Inc. (a)	93,368	943,950
Transcat, Inc. (a)	40,113	1,158,865
Triton International Ltd.	257,041	8,834,499
Univar, Inc. (a)	682,309	11,592,430
Veritiv Corp. (a)	61,994	746,408
Watsco, Inc.	158,433	24,870,812
WESCO International, Inc. (a)	201,450	8,172,827
Willis Lease Finance Corp. (a)	20,314	1,151,804
		237,850,041
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	373,057	14,642,487

TOTAL INDUSTRIALS		3,084,978,152

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	184,933	12,669,760
ADTRAN, Inc.	241,604	1,943,704
Applied Optoelectronics, Inc. (a)(b)	103,325	922,692
Aviat Networks, Inc. (a)	17,942	218,175
BK Technologies Corp.	68,107	155,625
CalAmp Corp. (a)	167,160	1,608,079
Calix Networks, Inc. (a)	240,815	2,167,335
Casa Systems, Inc. (a)	137,941	452,446
Ciena Corp. (a)	757,702	29,133,642
Clearfield, Inc. (a)	45,080	483,258
ClearOne, Inc. (a)	68,406	135,444
CommScope Holding Co., Inc. (a)	963,537	10,608,542
Communications Systems, Inc.	26,846	153,022
Comtech Telecommunications Corp.	119,418	3,346,092
Dasan Zhone Solutions, Inc. (a)	42,919	327,472
Digi International, Inc. (a)	143,313	1,897,464
EchoStar Holding Corp. Class A (a)	231,965	8,100,218
EMCORE Corp. (a)	116,856	347,062
Extreme Networks, Inc. (a)	592,651	2,981,035
Harmonic, Inc. (a)(b)	452,410	2,777,797
Infinera Corp. (a)(b)	758,768	5,159,622
Inseego Corp. (a)(b)	262,109	1,819,036
InterDigital, Inc.	153,872	8,138,290
KVH Industries, Inc. (a)	55,592	579,269
Lantronix, Inc. (a)	36,109	116,632
LRAD Corp. (a)	86,279	258,837
Lumentum Holdings, Inc. (a)	379,491	29,531,990
NETGEAR, Inc. (a)	153,907	2,904,225
NetScout Systems, Inc. (a)	323,406	8,311,534
Network-1 Security Solutions, Inc.	44,887	102,791
Optical Cable Corp. (a)	11,253	34,040
PC-Tel, Inc.	84,418	592,614
Plantronics, Inc. (b)	159,857	2,194,837
Resonant, Inc. (a)(b)	189,533	325,997
Sonus Networks, Inc. (a)	284,625	919,339
Technical Communications Corp. (a)	2,782	8,402
Tessco Technologies, Inc.	29,976	179,556
Ubiquiti, Inc. (b)	60,423	8,196,984
ViaSat, Inc. (a)	284,772	16,374,390
Viavi Solutions, Inc. (a)	1,126,499	14,858,522
Westell Technologies, Inc. Class A (a)	36,810	33,538
xG Technology, Inc. (a)(b)	338	61
		181,069,370
Electronic Equipment & Components - 2.2%
ADDvantage Technologies Group, Inc. (a)(b)	11,707	52,682
Airgain, Inc. (a)	46,747	368,834
Akoustis Technologies, Inc. (a)(b)	151,295	1,095,376
Anixter International, Inc. (a)	146,340	14,269,613
Applied DNA Sciences, Inc. (a)(b)	20,600	82,194
Arlo Technologies, Inc. (a)	387,678	1,271,584
Arrow Electronics, Inc. (a)	396,565	26,593,649
Avnet, Inc.	496,634	15,236,731
AVX Corp.	235,724	5,124,640
Badger Meter, Inc.	146,599	8,826,726
Bel Fuse, Inc. Class B (non-vtg.)	57,152	653,819
Belden, Inc.	190,937	7,624,114
Benchmark Electronics, Inc.	184,304	5,009,383
Cemtrex, Inc. (a)(b)	4,301	6,107
ClearSign Combustion Corp. (a)(b)	88,193	60,042
Coda Octopus Group, Inc. (a)(b)	22,486	143,910
Cognex Corp.	842,118	37,507,936
Coherent, Inc. (a)	119,414	15,369,776
CTS Corp.	163,045	4,250,583
CUI Global, Inc. (a)	85,811	90,960
Daktronics, Inc.	197,468	971,543
Data I/O Corp. (a)	25,384	90,875
Digital Ally, Inc. (a)(b)	43,337	47,237
Dolby Laboratories, Inc. Class A	315,597	20,734,723
eMagin Corp. (a)	59,414	24,360
ePlus, Inc. (a)	66,423	5,032,206
Fabrinet (a)	182,817	10,076,873
FARO Technologies, Inc. (a)	87,303	4,997,224
Fitbit, Inc. (a)	1,133,851	7,245,308
Frequency Electronics, Inc. (a)	18,714	174,040
Identiv, Inc. (a)	50,133	229,609
IEC Electronics Corp. (a)	42,451	320,081
II-VI, Inc. (a)	425,695	12,638,885
Image Sensing Systems, Inc. (a)	9,582	54,426
Insight Enterprises, Inc. (a)	176,664	9,732,420
Intellicheck, Inc. (a)	65,588	533,230
Iteris, Inc. (a)	193,896	936,518
Itron, Inc. (a)	174,030	13,198,435
Jabil, Inc.	682,924	21,887,714
KEMET Corp.	282,224	7,360,402
KEY Tronic Corp. (a)	23,421	109,376
Kimball Electronics, Inc. (a)	128,173	1,736,744
Knowles Corp. (a)	425,549	7,072,624
LGL Group, Inc. (a)	6,067	70,377
LightPath Technologies, Inc. Class A (a)	75,176	92,842
Littelfuse, Inc.	120,188	19,191,620
Luna Innovations, Inc. (a)	128,883	863,516
Methode Electronics, Inc. Class A	183,465	5,625,037
MicroVision, Inc. (a)(b)	416,568	105,892
MTS Systems Corp.	88,196	3,540,187
Napco Security Technolgies, Inc. (a)	59,429	1,208,786
National Instruments Corp.	582,430	23,460,280
Neonode, Inc. (a)(b)	11,971	25,857
nLIGHT, Inc. (a)	162,009	2,674,769
Novanta, Inc. (a)	173,649	15,491,227
OSI Systems, Inc. (a)	83,194	6,761,176
Par Technology Corp. (a)(b)	57,484	1,522,751
PC Connection, Inc.	55,790	2,268,979
Perceptron, Inc. (a)	32,730	162,668
Plexus Corp. (a)	142,466	9,452,619
Powerfleet, Inc. (a)	96,837	682,701
Research Frontiers, Inc. (a)(b)	113,120	350,672
RF Industries Ltd.	34,355	206,817
Richardson Electronics Ltd.	36,172	161,689
Rogers Corp. (a)	92,447	10,723,852
Sanmina Corp. (a)	353,981	9,306,160
ScanSource, Inc. (a)	126,716	3,602,536
Sigmatron International, Inc. (a)	11,250	39,938
Superconductor Technologies, Inc. (a)	2,752	509
SYNNEX Corp.	200,297	25,043,134
Tech Data Corp. (a)	172,631	24,580,928
Trimble, Inc. (a)	1,220,259	48,175,825
TTM Technologies, Inc. (a)(b)	477,999	6,209,207
Vishay Intertechnology, Inc.	651,812	12,188,884
Vishay Precision Group, Inc. (a)	61,860	1,699,294
Wayside Technology Group, Inc.	13,193	210,428
Wireless Telecom Group, Inc. (a)	34,803	42,808
Wrap Technologies, Inc. (a)(b)	45,818	269,410
		504,856,887
IT Services - 3.9%
3PEA International, Inc. (a)(b)	130,624	1,048,911
ALJ Regional Holdings, Inc. (a)	9,675	8,818
AMERI Holdings, Inc. (a)(b)	10,788	12,298
Black Knight, Inc. (a)	733,179	48,910,371
Booz Allen Hamilton Holding Corp. Class A	687,521	49,020,247
Brightcove, Inc. (a)	181,303	1,410,537
CACI International, Inc. Class A (a)	121,696	29,817,954
Cardtronics PLC (a)(b)	180,885	6,560,699
Cass Information Systems, Inc.	60,832	2,856,062
Computer Task Group, Inc. (a)	43,271	253,135
Conduent, Inc. (a)	808,044	2,642,304
CoreLogic, Inc.	389,884	17,689,037
CSG Systems International, Inc.	161,237	7,134,737
CSP, Inc.	3,689	47,957
Endurance International Group Holdings, Inc. (a)	400,898	1,495,350
EPAM Systems, Inc. (a)	269,881	60,237,439
Euronet Worldwide, Inc. (a)	263,316	32,661,717
EVERTEC, Inc.	293,922	8,723,605
EVO Payments, Inc. Class A (a)	209,447	5,294,820
Exela Technologies, Inc. (a)(b)	248,418	63,843
ExlService Holdings, Inc. (a)	167,044	12,469,835
Fastly, Inc. Class A	63,453	1,256,369
Genpact Ltd.	751,427	28,899,882
GoDaddy, Inc. (a)	865,011	60,533,470
GreenSky, Inc. Class A (a)(b)	216,122	1,724,654
GTT Communications, Inc. (a)(b)	142,846	2,162,688
Hackett Group, Inc.	150,189	2,312,911
i3 Verticals, Inc. Class A (a)	71,483	2,071,577
Information Services Group, Inc. (a)	106,909	338,902
Innodata, Inc. (a)	57,046	65,603
Internap Network Services Corp. (a)(b)	84,025	55,457
International Money Express, Inc. (a)	133,649	1,258,974
KBR, Inc.	697,440	18,105,542
Limelight Networks, Inc. (a)	600,412	3,029,079
Liveramp Holdings, Inc. (a)	334,063	11,839,193
ManTech International Corp. Class A	132,179	9,900,207
Marathon Patent Group, Inc. (a)(b)	13,462	11,573
Maximus, Inc.	312,668	19,704,337
ModusLink Global Solutions, Inc. (a)	124,462	173,002
MoneyGram International, Inc. (a)(b)	162,379	350,739
MongoDB, Inc. Class A (a)(b)	171,515	26,156,038
NIC, Inc.	331,675	6,066,336
Okta, Inc. (a)	552,029	70,692,834
Perficient, Inc. (a)	161,590	6,620,342
Perspecta, Inc.	677,319	16,912,655
PFSweb, Inc. (a)	68,404	257,199
PRG-Schultz International, Inc. (a)	113,057	408,136
Repay Holdings Corp. (a)	158,053	2,770,669
Sabre Corp.	1,346,640	18,334,504
Science Applications International Corp.	237,341	19,018,134
ServiceSource International, Inc. (a)	310,800	438,228
Square, Inc. (a)	1,680,445	140,031,482
StarTek, Inc. (a)	53,760	334,925
Switch, Inc. Class A	277,444	3,978,547
Sykes Enterprises, Inc. (a)	189,487	6,002,948
Ttec Holdings, Inc.	90,184	3,375,587
Twilio, Inc. Class A (a)(b)	611,234	68,849,398
Unisys Corp. (a)	251,207	3,901,245
Verra Mobility Corp. (a)	644,012	9,753,562
Virtusa Corp. (a)	146,118	6,445,265
WEX, Inc. (a)	211,995	39,693,944
WidePoint Corp. (a)	264,173	122,154
		902,317,967
Semiconductors & Semiconductor Equipment - 2.9%
ACM Research, Inc. (a)(b)	46,280	1,617,486
Adesto Technologies Corp. (a)	132,581	1,625,443
Advanced Energy Industries, Inc. (a)	185,859	11,053,964
AEHR Test Systems (a)	77,697	163,164
Alpha & Omega Semiconductor Ltd. (a)	93,791	1,016,694
Ambarella, Inc. (a)	154,939	9,211,124
Amkor Technology, Inc. (a)	522,270	5,449,887
Amtech Systems, Inc. (a)	53,049	264,184
Atomera, Inc. (a)(b)	60,574	265,920
Axcelis Technologies, Inc. (a)	162,060	3,887,819
AXT, Inc. (a)	163,305	568,301
Brooks Automation, Inc.	354,857	12,246,115
Cabot Microelectronics Corp.	142,117	19,794,056
Ceva, Inc. (a)	108,080	3,070,553
Cirrus Logic, Inc. (a)	284,448	19,524,511
Cohu, Inc.	202,032	4,135,595
Cree, Inc. (a)	529,788	23,697,417
CVD Equipment Corp. (a)	12,659	48,231
CyberOptics Corp. (a)	35,618	756,526
Cypress Semiconductor Corp.	1,795,471	41,457,425
Diodes, Inc. (a)	202,958	8,932,182
DSP Group, Inc. (a)	116,050	1,579,441
Enphase Energy, Inc. (a)	391,718	19,182,430
Entegris, Inc.	659,869	35,184,215
Everspin Technologies, Inc. (a)	46,642	172,575
First Solar, Inc. (a)	372,158	17,033,672
FormFactor, Inc. (a)	376,848	8,430,090
GSI Technology, Inc. (a)	71,555	476,556
Ichor Holdings Ltd. (a)	109,446	3,165,178
Impinj, Inc. (a)(b)	76,879	2,364,029
Inphi Corp. (a)	224,393	16,753,181
Intest Corp. (a)	33,374	168,205
Kopin Corp. (a)	302,580	95,615
Kulicke & Soffa Industries, Inc.	310,656	7,092,276
Lattice Semiconductor Corp. (a)	656,181	11,778,449
MACOM Technology Solutions Holdings, Inc. (a)	225,315	5,693,710
Marvell Technology Group Ltd.	3,268,637	69,621,968
MaxLinear, Inc. Class A (a)	330,757	5,113,503
MKS Instruments, Inc.	265,409	26,591,328
Monolithic Power Systems, Inc.	197,511	31,333,145
MoSys, Inc. (a)	813	1,764
NeoPhotonics Corp. (a)	205,854	1,360,695
NVE Corp.	24,023	1,519,935
ON Semiconductor Corp. (a)	2,016,099	37,620,407
Onto Innovation, Inc. (a)	242,837	7,423,527
PDF Solutions, Inc. (a)	138,524	2,027,991
Photronics, Inc. (a)	332,942	4,145,128
Pixelworks, Inc. (a)	172,277	733,900
Power Integrations, Inc.	145,269	12,645,666
QuickLogic Corp. (a)(b)	26,398	126,446
Rambus, Inc. (a)	547,183	7,649,618
Rubicon Technology, Inc. (a)	8,459	74,016
Semtech Corp. (a)	325,250	12,844,123
Silicon Laboratories, Inc. (a)	212,149	18,813,373
SMART Global Holdings, Inc. (a)	66,413	1,782,525
SolarEdge Technologies, Inc. (a)(b)	239,272	29,842,004
SunPower Corp. (a)(b)	431,269	3,695,975
Synaptics, Inc. (a)	164,138	10,841,315
Teradyne, Inc.	818,931	48,120,386
Ultra Clean Holdings, Inc. (a)	201,405	4,211,379
Universal Display Corp.	207,277	32,913,515
Veeco Instruments, Inc. (a)	249,549	3,341,461
Xperi Corp.	240,320	4,131,101
		676,482,413
Software - 8.4%
2U, Inc. (a)(b)	314,107	7,384,656
8x8, Inc. (a)	489,995	9,064,908
A10 Networks, Inc. (a)	286,209	1,920,462
ACI Worldwide, Inc. (a)	568,865	15,854,268
Agilysys, Inc. (a)	102,117	3,281,019
Alarm.com Holdings, Inc. (a)	179,123	8,642,685
Altair Engineering, Inc. Class A (a)(b)	192,397	6,695,416
Alteryx, Inc. Class A (a)(b)	238,838	33,346,562
American Software, Inc. Class A	142,978	2,351,988
Anaplan, Inc. (a)	419,513	18,852,914
AppFolio, Inc. (a)(b)	71,473	8,789,035
Appian Corp. Class A (a)(b)	169,149	7,467,928
Aspen Technology, Inc. (a)	332,502	35,414,788
Asure Software, Inc. (a)(b)	55,885	471,111
AudioEye, Inc. (a)(b)	21,578	86,312
Avalara, Inc. (a)	323,442	27,411,710
Avaya Holdings Corp. (a)	501,550	6,500,088
Aware, Inc. (a)	24,042	73,328
Benefitfocus, Inc. (a)	151,280	1,887,974
Blackbaud, Inc.	241,336	16,362,581
BlackLine, Inc. (a)	211,885	13,257,644
Bottomline Technologies, Inc. (a)	187,666	8,309,850
Box, Inc. Class A (a)	731,664	12,255,372
Bridgeline Digital, Inc. (a)	19	20
BroadVision, Inc. (a)	7,279	17,542
BSQUARE Corp. (a)	35,232	44,040
CDK Global, Inc.	594,312	27,350,238
Cerence, Inc. (a)	179,184	3,890,085
Ceridian HCM Holding, Inc. (a)(b)	494,093	34,947,198
ChannelAdvisor Corp. (a)	125,310	1,192,951
Cloudera, Inc. (a)(b)	1,211,138	10,779,128
Cloudflare, Inc. (a)(b)	184,806	3,936,368
CommVault Systems, Inc. (a)	208,821	8,707,836
Cornerstone OnDemand, Inc. (a)	258,485	10,605,640
Coupa Software, Inc. (a)	307,546	46,055,014
Crowdstrike Holdings, Inc.	102,215	6,096,103
Datadog, Inc. Class A (a)(b)	136,199	6,149,385
Digimarc Corp. (a)(b)	61,002	1,220,040
Digital Turbine, Inc. (a)	325,261	1,993,850
DocuSign, Inc. (a)	611,644	52,790,994
Domo, Inc. Class B (a)	98,156	2,070,110
Dropbox, Inc. Class A (a)	1,057,280	20,680,397
Dynatrace, Inc.	318,168	10,276,826
Ebix, Inc.	109,490	2,894,916
eGain Communications Corp. (a)	95,841	774,395
Elastic NV (a)	160,139	11,827,867
Envestnet, Inc. (a)	257,631	19,445,988
Everbridge, Inc. (a)(b)	165,809	17,519,379
Evolving Systems, Inc. (a)	27,005	22,981
Fair Isaac Corp. (a)	141,552	53,227,799
Finjan Holdings, Inc. (a)	96,080	161,414
FireEye, Inc. (a)	1,070,558	14,168,835
Five9, Inc. (a)	302,127	22,064,335
Forescout Technologies, Inc. (a)	182,673	5,944,179
Globalscape, Inc.	60,958	534,602
GSE Systems, Inc. (a)	32,533	40,666
GTY Govtech, Inc. (a)(b)	165,217	888,867
Guidewire Software, Inc. (a)	404,288	44,314,008
HubSpot, Inc. (a)	196,776	35,311,453
Instructure, Inc. (a)	163,493	7,971,919
Intelligent Systems Corp. (a)(b)	27,255	999,441
Inuvo, Inc. (a)	95,405	24,548
Issuer Direct Corp. (a)	35,231	392,826
j2 Global, Inc.	226,406	19,772,036
LivePerson, Inc. (a)	305,893	8,093,929
LogMeIn, Inc.	239,858	20,444,297
Majesco (a)(b)	60,164	401,896
Manhattan Associates, Inc. (a)	312,945	21,079,975
Marin Software, Inc. (a)	22,030	29,520
Medallia, Inc. (b)	80,707	2,002,341
MicroStrategy, Inc. Class A (a)	41,779	5,646,850
Mitek Systems, Inc. (a)	223,856	1,949,786
MobileIron, Inc. (a)	437,733	1,772,819
Model N, Inc. (a)	133,236	3,863,844
Net Element International, Inc. (a)	15,603	46,965
NetSol Technologies, Inc. (a)	40,740	134,849
New Relic, Inc. (a)	247,637	13,932,058
Nuance Communications, Inc. (a)	1,381,301	29,863,728
Nutanix, Inc. Class A (a)	716,416	17,079,357
NXT-ID, Inc. (a)	86,540	32,011
Onespan, Inc. (a)	162,723	2,686,557
Pagerduty, Inc. (b)	44,643	919,646
Palo Alto Networks, Inc. (a)	479,914	88,601,723
Parametric Technology Corp. (a)	508,371	38,407,429
Park City Group, Inc. (a)(b)	64,528	331,674
Paylocity Holding Corp. (a)	174,863	22,648,256
Pegasystems, Inc.	187,313	16,951,827
Ping Identity Holding Corp. (a)(b)	61,848	1,431,163
Pluralsight, Inc. (a)	413,652	7,375,415
Progress Software Corp.	218,310	8,140,780
Proofpoint, Inc. (a)	276,203	29,457,050
PROS Holdings, Inc. (a)	194,357	8,899,607
Q2 Holdings, Inc. (a)	217,091	16,362,149
QAD, Inc.:
Class A	42,147	2,067,310
Class B	23,915	813,349
Qualys, Inc. (a)	164,580	13,196,024
Qumu Corp. (a)	82,505	139,433
Rapid7, Inc. (a)	216,498	10,023,857
RealNetworks, Inc. (a)	88,984	91,654
RealPage, Inc. (a)	390,846	25,053,229
Rimini Street, Inc. (a)	13,121	60,619
RingCentral, Inc. (a)	367,629	86,668,537
Riot Blockchain, Inc. (a)(b)	118,996	135,655
SailPoint Technologies Holding, Inc. (a)	416,695	10,550,717
SeaChange International, Inc. (a)	146,521	536,267
SecureWorks Corp. (a)(b)	51,274	712,196
SharpSpring, Inc. (a)(b)	46,113	525,688
ShotSpotter, Inc. (a)(b)	41,090	1,462,804
SilverSun Technologies, Inc. (A Shares) (b)	17,056	50,486
SITO Mobile Ltd. (a)(b)	82,134	15,507
Slack Technologies, Inc. Class A (a)(b)	219,482	5,930,404
Smartsheet, Inc. (a)	444,070	20,560,441
Smith Micro Software, Inc. (a)(b)	110,815	593,968
SolarWinds, Inc. (a)(b)	326,640	5,951,381
Splunk, Inc. (a)	756,280	111,422,732
SPS Commerce, Inc. (a)	170,434	8,964,828
SS&C Technologies Holdings, Inc.	1,072,348	59,515,314
Support.com, Inc.	54,868	61,452
SurveyMonkey (a)	448,963	8,184,595
Synacor, Inc. (a)(b)	119,442	132,581
Synchronoss Technologies, Inc. (a)(b)	183,108	900,891
Telaria, Inc. (a)	181,189	2,214,130
TeleNav, Inc.(a)	193,880	1,156,494
Tenable Holdings, Inc. (a)	208,009	5,100,381
Teradata Corp. (a)	558,771	11,141,894
The Trade Desk, Inc. (a)(b)	195,189	56,068,040
TiVo Corp.	632,985	4,791,696
Tyler Technologies, Inc. (a)	190,802	59,787,807
Upland Software, Inc. (a)	105,658	4,111,153
Varonis Systems, Inc. (a)	151,407	12,145,870
Verb Technology Co., Inc. (a)	3,000	4,800
Verint Systems, Inc. (a)	327,046	17,948,284
Veritone, Inc. (a)(b)	80,466	215,649
VirnetX Holding Corp. (a)(b)	313,700	1,759,857
VMware, Inc. Class A (a)	385,503	46,460,822
Workday, Inc. Class A (a)	804,481	139,376,333
Workiva, Inc. (a)	188,218	8,044,437
Yext, Inc. (a)(b)	459,892	6,971,963
Zendesk, Inc. (a)	550,394	43,651,748
Zix Corp. (a)	274,741	2,164,959
Zoom Video Communications, Inc. Class A (b)	126,133	13,243,965
Zscaler, Inc. (a)(b)	320,432	16,659,260
Zuora, Inc. (a)	332,510	4,402,432
		1,953,120,212
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	586,683	5,374,016
Astro-Med, Inc.	35,940	390,308
Avid Technology, Inc. (a)	167,836	1,240,308
Boxlight Corp. (a)(b)	37,515	40,891
Dell Technologies, Inc. (a)	755,667	30,574,287
Diebold Nixdorf, Inc. (a)(b)	374,987	2,632,409
Eastman Kodak Co. (a)(b)	152,964	475,718
Immersion Corp. (a)	157,229	1,099,031
Intevac, Inc. (a)	87,082	487,659
NCR Corp. (a)	624,412	15,735,182
One Stop Systems, Inc. (a)	47,116	100,357
Pure Storage, Inc. Class A (a)	1,098,971	16,770,297
Qualstar Corp. (a)	11,767	53,658
Sonim Technologies, Inc.	20,304	58,882
Transact Technologies, Inc.	27,805	277,494
		75,310,497

TOTAL INFORMATION TECHNOLOGY		4,293,157,346

MATERIALS - 3.6%
Chemicals - 1.6%
A. Schulman, Inc. rights (a)(c)	134,313	58,158
Advanced Emissions Solutions, Inc.	96,954	861,921
AdvanSix, Inc. (a)	142,067	2,064,234
AgroFresh Solutions, Inc. (a)(b)	114,965	251,773
American Vanguard Corp.	129,218	1,970,575
Amyris, Inc. (a)(b)	181,990	579,638
Ashland Global Holdings, Inc.	291,845	20,878,591
Axalta Coating Systems Ltd. (a)	1,013,837	25,264,818
Balchem Corp.	156,990	14,829,275
Cabot Corp.	277,816	10,384,762
Chase Corp.	36,677	3,256,551
Core Molding Technologies, Inc. (a)	29,730	85,622
Element Solutions, Inc. (a)	1,080,075	11,221,979
Ferro Corp. (a)	404,171	4,696,467
Flotek Industries, Inc. (a)(b)	264,681	418,196
FutureFuel Corp.	128,970	1,311,625
GCP Applied Technologies, Inc. (a)	264,043	5,140,917
H.B. Fuller Co.	247,791	9,720,841
Hawkins, Inc.	46,605	1,666,129
Huntsman Corp.	970,313	18,377,728
Ingevity Corp. (a)	207,308	9,337,152
Innospec, Inc.	119,852	10,371,992
Intrepid Potash, Inc. (a)	489,269	866,006
Koppers Holdings, Inc. (a)	102,701	2,245,044
Kraton Performance Polymers, Inc. (a)	158,125	1,600,225
Kronos Worldwide, Inc.	117,333	1,172,157
Livent Corp. (a)(b)	719,889	6,428,609
Loop Industries, Inc. (a)(b)	75,417	662,161
LSB Industries, Inc. (a)	104,556	203,884
Marrone Bio Innovations, Inc. (a)	160,000	180,800
Minerals Technologies, Inc.	171,497	7,695,070
NewMarket Corp.	36,693	14,258,533
Northern Technologies International Corp.	14,032	160,807
Olin Corp.	787,864	12,755,518
OMNOVA Solutions, Inc. (a)	218,960	2,213,686
PolyOne Corp.	443,306	10,976,257
PQ Group Holdings, Inc. (a)	186,408	2,473,634
Quaker Chemical Corp.	64,247	10,123,400
Rayonier Advanced Materials, Inc.	246,939	605,001
RPM International, Inc.	632,010	40,518,161
Sensient Technologies Corp.	208,923	10,274,833
Stepan Co.	97,879	8,596,713
Taronis Fuels, Inc. (a)(b)	380,290	70,354
Taronis Technologies, Inc. (a)	131,043	39,719
The Chemours Co. LLC	803,859	11,945,345
The Scotts Miracle-Gro Co. Class A	195,322	20,702,179
Trecora Resources (a)	90,844	513,269
Tredegar Corp.	122,777	2,094,576
Trinseo SA	192,661	4,215,423
Tronox Holdings PLC	451,982	3,317,548
Valhi, Inc.	140,481	195,269
Valvoline, Inc.	926,830	18,073,185
Venator Materials PLC (a)	253,191	676,020
W.R. Grace & Co.	277,567	15,699,190
Westlake Chemical Corp.	170,936	9,550,194
		373,851,714
Construction Materials - 0.1%
Eagle Materials, Inc.	205,486	16,219,010
Forterra, Inc. (a)	96,111	1,301,343
Summit Materials, Inc. (a)	552,460	10,795,068
Tecnoglass, Inc.	87,666	639,085
U.S. Concrete, Inc. (a)	79,728	2,139,900
United States Lime & Minerals, Inc.	10,066	810,816
		31,905,222
Containers & Packaging - 0.8%
Aptargroup, Inc.	314,112	31,747,300
Berry Global Group, Inc. (a)	647,021	24,560,917
Crown Holdings, Inc. (a)	662,699	46,720,280
Graphic Packaging Holding Co.	1,419,502	19,191,667
Greif, Inc.:
Class A	107,219	3,789,119
Class B	47,597	1,904,356
Myers Industries, Inc.	173,107	2,349,062
O-I Glass, Inc.	759,513	8,202,740
Ranpak Holdings Corp. (A Shares) (a)	115,154	956,930
Silgan Holdings, Inc.	382,822	10,960,194
Sonoco Products Co.	490,681	23,655,731
UFP Technologies, Inc. (a)	36,463	1,798,720
		175,837,016
Metals & Mining - 0.9%
AK Steel Holding Corp. (a)	1,598,418	3,692,346
Alcoa Corp. (a)	914,927	12,690,037
Allegheny Technologies, Inc. (a)(b)	621,194	10,616,205
Ampco-Pittsburgh Corp. (a)(b)	38,813	105,959
Carpenter Technology Corp.	232,624	8,548,932
Century Aluminum Co. (a)	242,752	1,407,962
Cleveland-Cliffs, Inc. (b)	1,307,367	7,595,802
Coeur d'Alene Mines Corp. (a)	1,181,028	4,913,076
Commercial Metals Co.	578,989	10,572,339
Compass Minerals International, Inc.	167,526	9,138,543
Comstock Mining, Inc. (a)(b)	8,793	4,397
Friedman Industries	25,968	143,603
General Moly, Inc. (a)	199,078	39,836
Gold Resource Corp.	343,295	1,380,046
Golden Minerals Co. (a)(b)	162,066	32,235
Haynes International, Inc.	62,561	1,583,419
Hecla Mining Co.	2,578,200	6,806,448
Kaiser Aluminum Corp.	79,050	7,474,178
Materion Corp.	101,318	4,593,758
McEwen Mining, Inc. (b)	1,662,182	1,495,964
Olympic Steel, Inc.	44,454	535,671
Paramount Gold Nevada Corp. (a)(b)	22,322	18,081
Ramaco Resources, Inc. (a)	23,222	66,879
Reliance Steel & Aluminum Co.	325,216	33,266,345
Royal Gold, Inc.	323,765	31,233,610
Ryerson Holding Corp. (a)	81,593	679,670
Schnitzer Steel Industries, Inc. Class A	134,504	2,216,626
Solitario Exploration & Royalty Corp. (a)	56,754	16,033
Steel Dynamics, Inc.	1,055,807	28,116,140
SunCoke Energy, Inc.	446,932	2,060,357
Synalloy Corp. (a)	36,188	414,353
TimkenSteel Corp. (a)(b)	200,180	1,014,913
U.S. Antimony Corp. (a)	139,038	57,006
U.S. Gold Corp. (a)	6,781	4,239
United States Steel Corp. (b)	829,555	6,653,031
Universal Stainless & Alloy Products, Inc. (a)	43,484	497,892
Warrior Metropolitan Coal, Inc.	250,816	4,444,460
Worthington Industries, Inc.	181,931	5,785,406
		209,915,797
Paper & Forest Products - 0.2%
Boise Cascade Co.	193,003	6,847,746
Clearwater Paper Corp. (a)	86,294	2,353,237
Domtar Corp.	281,303	8,093,087
Louisiana-Pacific Corp.	572,769	16,295,278
Mercer International, Inc. (SBI)	200,693	1,778,140
Neenah, Inc.	83,987	4,851,929
P.H. Glatfelter Co.	218,953	3,122,270
Resolute Forest Products (a)	452,146	1,202,708
Schweitzer-Mauduit International, Inc.	157,674	5,316,767
Verso Corp. (a)	175,688	2,865,471
		52,726,633

TOTAL MATERIALS		844,236,382

REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 8.9%
Acadia Realty Trust (SBI)	440,624	10,063,852
Agree Realty Corp.	223,968	16,085,382
Alexander & Baldwin, Inc.	343,749	6,462,481
Alexanders, Inc.	10,901	3,390,211
American Assets Trust, Inc.	242,953	10,070,402
American Campus Communities, Inc.	679,735	29,527,688
American Finance Trust, Inc.	528,595	5,497,388
American Homes 4 Rent Class A	1,254,572	32,480,869
Americold Realty Trust	943,972	28,951,621
Apple Hospitality (REIT), Inc.	1,015,146	13,267,958
Armada Hoffler Properties, Inc.	279,587	4,685,878
Ashford Hospitality Trust, Inc.	453,502	979,564
Bluerock Residential Growth (REIT), Inc.	113,385	1,178,070
Braemar Hotels & Resorts, Inc.	164,484	1,210,602
Brandywine Realty Trust (SBI)	851,561	11,564,198
Brixmor Property Group, Inc.	1,454,389	26,484,424
BRT Realty Trust	53,913	841,043
Camden Property Trust (SBI)	472,360	50,060,713
CareTrust (REIT), Inc.	477,466	9,964,715
CatchMark Timber Trust, Inc.	241,517	2,219,541
CBL & Associates Properties, Inc. (b)	849,300	450,808
Cedar Realty Trust, Inc.	422,277	1,093,697
Chatham Lodging Trust	227,926	3,177,288
CIM Commercial Trust Corp.	11,746	164,914
City Office REIT, Inc.	280,393	3,252,559
Clipper Realty, Inc.	58,110	654,900
Colony Capital, Inc.	2,400,780	9,507,089
Columbia Property Trust, Inc.	572,674	10,800,632
Community Healthcare Trust, Inc.	98,290	4,681,553
Condor Hospitality Trust, Inc.	9,303	92,844
CoreCivic, Inc.	591,183	8,755,420
CorEnergy Infrastructure Trust, Inc.	66,154	2,308,775
CorePoint Lodging, Inc.	196,341	1,562,874
CoreSite Realty Corp.	186,918	19,389,004
Corporate Office Properties Trust (SBI)	554,657	14,055,008
Cousins Properties, Inc.	722,317	25,779,494
CubeSmart	954,190	28,883,331
CyrusOne, Inc.	557,188	33,754,449
DiamondRock Hospitality Co.	965,604	8,806,308
Douglas Emmett, Inc.	803,500	30,677,630
Easterly Government Properties, Inc.	368,779	8,765,877
EastGroup Properties, Inc.	187,385	23,559,916
Empire State Realty Trust, Inc.	747,766	8,748,862
EPR Properties	384,911	22,802,128
Equity Commonwealth	603,697	18,992,308
Equity Lifestyle Properties, Inc.	895,862	61,214,250
Essential Properties Realty Trust, Inc.	433,920	9,941,107
Farmland Partners, Inc.	153,535	907,392
First Industrial Realty Trust, Inc.	618,902	23,827,727
Four Corners Property Trust, Inc.	348,094	9,986,817
Franklin Street Properties Corp.	530,622	3,783,335
Front Yard Residential Corp. Class B	247,261	3,135,269
Gaming & Leisure Properties	999,097	44,629,663
Getty Realty Corp.	176,960	5,015,046
Gladstone Commercial Corp.	160,747	3,033,296
Gladstone Land Corp.	90,496	1,215,361
Global Medical REIT, Inc.	198,772	2,776,845
Global Net Lease, Inc.	440,554	8,128,221
Global Self Storage, Inc.	94,056	405,381
Government Properties Income Trust	235,007	6,845,754
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	327,214	11,108,915
Healthcare Realty Trust, Inc.	662,968	22,739,802
Healthcare Trust of America, Inc.	1,025,556	31,935,814
Hersha Hospitality Trust	176,585	2,036,025
Highwoods Properties, Inc. (SBI)	509,550	22,868,604
Hospitality Properties Trust (SBI)	799,879	14,461,812
Hudson Pacific Properties, Inc.	751,186	24,248,284
Independence Realty Trust, Inc.	463,032	6,139,804
Industrial Logistics Properties Trust	321,553	6,643,285
Investors Real Estate Trust	58,822	4,144,010
Invitation Homes, Inc.	2,630,935	75,481,525
iStar Financial, Inc.	367,310	5,557,400
JBG SMITH Properties	581,662	21,335,362
Jernigan Capital, Inc.	118,798	2,128,860
Kilroy Realty Corp.	475,156	34,539,090
Kite Realty Group Trust	409,334	6,610,744
Lamar Advertising Co. Class A	420,821	35,239,551
Lexington Corporate Properties Trust	1,216,506	12,615,167
Life Storage, Inc.	230,833	24,909,189
LTC Properties, Inc.	204,115	9,150,475
Mack-Cali Realty Corp.	444,236	8,431,599
Medical Properties Trust, Inc.	2,533,553	53,533,975
Monmouth Real Estate Investment Corp. Class A	499,904	7,098,637
National Health Investors, Inc.	219,726	17,958,206
National Retail Properties, Inc.	848,581	43,150,344
National Storage Affiliates Trust	293,369	9,898,270
New Senior Investment Group, Inc.	420,401	2,551,834
NexPoint Residential Trust, Inc.	115,668	5,147,226
Omega Healthcare Investors, Inc.	1,069,644	42,357,902
One Liberty Properties, Inc.	75,864	1,828,322
Outfront Media, Inc.	707,712	18,641,134
Paramount Group, Inc.	1,002,774	12,183,704
Park Hotels & Resorts, Inc.	1,154,701	21,084,840
Pebblebrook Hotel Trust	636,608	12,865,848
Pennsylvania Real Estate Investment Trust (SBI) (b)	307,135	724,839
Physicians Realty Trust	909,500	17,153,170
Piedmont Office Realty Trust, Inc. Class A	617,348	13,328,543
Plymouth Industrial REIT, Inc.	70,852	1,329,892
Postal Realty Trust, Inc.	26,432	425,555
Potlatch Corp.	331,233	12,169,500
Power (REIT) (a)	1,204	14,869
Preferred Apartment Communities, Inc. Class A	234,413	2,236,300
PS Business Parks, Inc.	99,966	14,849,949
QTS Realty Trust, Inc. Class A	287,059	16,124,104
Ramco-Gershenson Properties Trust (SBI)	392,047	5,080,929
Rayonier, Inc.	638,605	16,942,191
Retail Opportunity Investments Corp.	576,137	8,642,055
Retail Properties America, Inc.	1,061,247	11,111,256
Retail Value, Inc.	77,763	2,161,034
Rexford Industrial Realty, Inc.	545,545	25,515,140
RLJ Lodging Trust	831,923	10,989,703
Ryman Hospitality Properties, Inc.	268,092	18,635,075
Sabra Health Care REIT, Inc.	947,430	18,522,257
Safety Income and Growth, Inc.	63,575	3,472,467
Saul Centers, Inc.	59,199	2,546,149
Senior Housing Properties Trust (SBI)	1,166,527	7,337,455
Seritage Growth Properties	165,535	5,691,093
SITE Centers Corp.	741,609	8,535,920
Sotherly Hotels, Inc.	41,362	212,187
Spirit Realty Capital, Inc.	490,049	22,297,230
Stag Industrial, Inc.	720,466	20,158,639
Store Capital Corp.	1,051,586	34,555,116
Summit Hotel Properties, Inc.	510,142	4,729,016
Sun Communities, Inc.	453,896	69,391,620
Sunstone Hotel Investors, Inc.	1,100,943	12,055,326
Tanger Factory Outlet Centers, Inc. (b)	458,318	5,490,650
Taubman Centers, Inc.	300,885	15,664,073
Terreno Realty Corp.	334,616	18,360,380
The GEO Group, Inc.	600,403	8,789,900
The Macerich Co.	543,290	11,093,982
UMH Properties, Inc.	179,957	2,611,176
Uniti Group, Inc.	950,675	9,278,588
Universal Health Realty Income Trust (SBI)	64,594	6,958,066
Urban Edge Properties	569,161	9,220,408
Urstadt Biddle Properties, Inc. Class A	163,270	3,364,995
VEREIT, Inc.	5,235,122	45,336,157
VICI Properties, Inc.	2,248,802	56,354,978
Washington Prime Group, Inc. (b)	898,894	2,471,959
Washington REIT (SBI)	402,466	10,806,212
Weingarten Realty Investors (SBI)	597,679	16,095,495
Wheeler REIT, Inc. (a)(b)	33,737	50,268
Whitestone REIT Class B	198,061	2,434,170
WP Carey, Inc.	845,649	65,461,689
Xenia Hotels & Resorts, Inc.	552,225	8,261,286
		2,056,218,302
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)(b)	2,426	51,788
Altisource Portfolio Solutions SA (a)(b)	52,112	828,060
American Realty Investments, Inc. (a)	2,084	26,550
Consolidated-Tomoka Land Co.	28,508	1,639,495
eXp World Holdings, Inc. (a)(b)	120,199	1,149,102
Forestar Group, Inc. (a)	80,745	1,444,528
FRP Holdings, Inc. (a)	35,320	1,597,524
Griffin Industrial Realty, Inc.	8,215	330,572
Howard Hughes Corp. (a)	213,467	23,028,820
InterGroup Corp. (a)(b)	1,129	39,515
J.W. Mays, Inc. (a)	15	390
Jones Lang LaSalle, Inc.	251,482	37,161,495
Kennedy-Wilson Holdings, Inc.	621,467	12,559,848
Marcus & Millichap, Inc. (a)	115,114	3,679,043
Maui Land & Pineapple, Inc. (a)(b)	29,867	328,836
Newmark Group, Inc.	791,273	7,556,657
RE/MAX Holdings, Inc.	89,260	2,601,929
Realogy Holdings Corp. (b)	566,277	5,249,388
Redfin Corp. (a)(b)	411,181	11,126,558
Stratus Properties, Inc. (a)	20,176	578,244
Tejon Ranch Co. (a)	93,747	1,413,705
The RMR Group, Inc.	76,221	2,839,994
The St. Joe Co. (a)(b)	163,955	3,224,995
Transcontinental Realty Investors, Inc. (a)	1,782	56,579
Trinity Place Holdings, Inc. (a)	39,666	130,501
		118,644,116

TOTAL REAL ESTATE		2,174,862,418

UTILITIES - 2.7%
Electric Utilities - 0.8%
Allete, Inc.	254,656	17,568,717
Avangrid, Inc.	276,763	13,752,353
El Paso Electric Co.	196,609	13,343,853
Genie Energy Ltd. Class B	101,120	699,750
Hawaiian Electric Industries, Inc.	543,546	23,285,511
IDACORP, Inc.	249,045	24,067,709
MGE Energy, Inc.	173,083	12,347,741
OGE Energy Corp.	976,984	37,223,090
Otter Tail Corp.	197,484	9,599,697
PNM Resources, Inc.	395,547	18,622,353
Portland General Electric Co.	440,659	23,976,256
Spark Energy, Inc. Class A,	72,291	618,811
		195,105,841
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	81,583	6,975,347
National Fuel Gas Co.	423,920	15,519,711
New Jersey Resources Corp.	468,683	16,549,197
Northwest Natural Holding Co.	151,262	9,948,502
ONE Gas, Inc.	258,345	21,220,458
RGC Resources, Inc.	49,903	1,369,837
South Jersey Industries, Inc.	443,157	11,987,397
Southwest Gas Holdings, Inc.	269,043	17,401,701
Spire, Inc.	246,384	18,491,119
UGI Corp.	1,018,900	36,721,156
		156,184,425
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc.:
Class A	157,222	3,190,034
Class C	391,299	8,232,931
Ormat Technologies, Inc.	250,588	17,460,972
Pattern Energy Group, Inc.	444,116	12,013,338
Sunnova Energy International, Inc.	68,719	1,188,839
Terraform Power, Inc.	395,003	7,422,106
Vistra Energy Corp.	2,192,695	42,165,525
		91,673,745
Multi-Utilities - 0.4%
Avista Corp.	326,855	15,411,213
Black Hills Corp.	303,116	21,884,975
MDU Resources Group, Inc.	977,291	27,100,279
NorthWestern Energy Corp.	249,467	17,547,509
Unitil Corp.	75,558	4,256,938
		86,200,914
Water Utilities - 0.4%
American States Water Co.	182,485	13,976,526
Aqua America, Inc.	1,054,354	45,347,766
AquaVenture Holdings Ltd. (a)	96,964	2,621,907
Artesian Resources Corp. Class A	37,388	1,283,530
Cadiz, Inc. (a)(b)	126,047	1,104,172
California Water Service Group	236,887	11,361,101
Global Water Resources, Inc.	2,400	28,680
Middlesex Water Co.	87,434	5,199,700
Pure Cycle Corp. (a)	75,378	932,426
SJW Corp.	132,075	8,080,349
York Water Co.	65,987	2,790,590
		92,726,747

TOTAL UTILITIES		621,891,672

TOTAL COMMON STOCKS
(Cost $18,380,374,127)		23,165,693,495

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%
(Cost $1,799)	86	2,082
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (e)
(Cost $999,097)	1,000,000	999,321
	Shares	Value

Money Market Funds - 6.2%
Fidelity Cash Central Fund 1.60% (f)	249,079	$249,129
Fidelity Securities Lending Cash Central Fund 1.60% (f)(g)	1,441,695,030	1,441,839,200
TOTAL MONEY MARKET FUNDS
(Cost $1,442,088,329)		1,442,088,329
TOTAL INVESTMENT IN SECURITIES - 106.1%
(Cost $19,823,463,352)		24,608,783,227
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(1,425,255,922)
NET ASSETS - 100%		$23,183,527,305

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	183	March 2020	$13,495,335	$(401,268)	$(401,268)
CME E-mini S&P MidCap 400 Index Contracts (United States)	49	March 2020	8,879,780	(319,107)	(319,107)
TOTAL FUTURES CONTRACTS					$(720,375)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $42,591,753.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $999,321.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$934,547
Fidelity Securities Lending Cash Central Fund	25,368,693
Total	$26,303,240

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,136,064,775	$1,134,991,805	$--	$1,072,970
Consumer Discretionary	2,765,742,649	2,765,742,649	--	--
Consumer Staples	591,709,626	591,709,626	--	--
Energy	420,269,413	420,269,413	--	--
Financials	3,957,215,275	3,957,215,275	--	--
Health Care	3,275,565,787	3,275,552,783	3,638	9,366
Industrials	3,084,980,234	3,084,948,973	--	31,261
Information Technology	4,293,157,346	4,293,157,346	--	--
Materials	844,236,382	844,178,224	--	58,158
Real Estate	2,174,862,418	2,174,862,418	--	--
Utilities	621,891,672	621,891,672	--	--
U.S. Government and Government Agency Obligations	999,321	--	999,321	--
Money Market Funds	1,442,088,329	1,442,088,329	--	--
Total Investments in Securities:	$24,608,783,227	$24,606,608,513	$1,002,959	$1,171,755
Derivative Instruments:
Liabilities
Futures Contracts	$(720,375)	$(720,375)	$--	$--
Total Liabilities	$(720,375)	$(720,375)	$--	$--
Total Derivative Instruments:	$(720,375)	$(720,375)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(720,375)
Total Equity Risk	0	(720,375)
Total Value of Derivatives	$0	$(720,375)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020
Assets
Investment in securities, at value (including securities loaned of $1,392,657,700) — See accompanying schedule: Unaffiliated issuers (cost $18,381,375,023)	$23,166,694,898
Fidelity Central Funds (cost $1,442,088,329)	1,442,088,329
Total Investment in Securities (cost $19,823,463,352)		$24,608,783,227
Segregated cash with brokers for derivative instruments		53,591
Cash		98,643
Receivable for investments sold		52,914,667
Receivable for fund shares sold		53,525,005
Dividends receivable		17,607,104
Distributions receivable from Fidelity Central Funds		2,072,410
Other receivables		1,213,747
Total assets		24,736,268,394
Liabilities
Payable for investments purchased	$5,500,458
Payable for fund shares redeemed	78,988,998
Accrued management fee	971,007
Notes payable to affiliates	23,528,000
Payable for daily variation margin on futures contracts	495,005
Other payables and accrued expenses	538,724
Collateral on securities loaned	1,442,718,897
Total liabilities		1,552,741,089
Net Assets		$23,183,527,305
Net Assets consist of:
Paid in capital		$18,197,960,568
Total accumulated earnings (loss)		4,985,566,737
Net Assets		$23,183,527,305
Net Asset Value and Maximum Offering Price
Fidelity Extended Market Index Fund:
Net Asset Value, offering price and redemption price per share ($23,183,527,305 ÷ 389,225,990 shares)		$59.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 29, 2020
Investment Income
Dividends		$315,543,874
Interest		56,222
Income from Fidelity Central Funds (including $25,368,693 from security lending)		26,303,240
Total income		341,903,336
Expenses
Management fee	$10,842,103
Independent trustees' fees and expenses	128,546
Interest	34,510
Commitment fees	59,506
Total expenses before reductions	11,064,665
Expense reductions	(59,685)
Total expenses after reductions		11,004,980
Net investment income (loss)		330,898,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	787,368,752
Fidelity Central Funds	33,243
Futures contracts	2,998,616
Total net realized gain (loss)		790,400,611
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,118,894,276)
Futures contracts	(10,583,424)
Total change in net unrealized appreciation (depreciation)		(1,129,477,700)
Net gain (loss)		(339,077,089)
Net increase (decrease) in net assets resulting from operations		$(8,178,733)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 29, 2020	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$330,898,356	$323,212,621
Net realized gain (loss)	790,400,611	1,412,515,771
Change in net unrealized appreciation (depreciation)	(1,129,477,700)	(303,869,044)
Net increase (decrease) in net assets resulting from operations	(8,178,733)	1,431,859,348
Distributions to shareholders	(1,054,771,848)	(1,108,025,639)
Share transactions - net increase (decrease)	1,234,417,107	1,428,895,958
Total increase (decrease) in net assets	171,466,526	1,752,729,667
Net Assets
Beginning of period	23,012,060,779	21,259,331,112
End of period	$23,183,527,305	$23,012,060,779

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Extended Market Index Fund

Years ended February 28,	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$62.22	$61.68	$58.09	$45.99	$57.39
Income from Investment Operations
Net investment income (loss)B	.86	.88	.83	.81	.76
Net realized and unrealized gain (loss)	(.72)	2.89	6.24	13.98	(8.98)
Total from investment operations	.14	3.77	7.07	14.79	(8.22)
Distributions from net investment income	(.92)	(.90)	(.81)	(.76)	(.73)
Distributions from net realized gain	(1.88)	(2.33)	(2.67)	(1.93)	(2.45)
Total distributions	(2.80)	(3.23)	(3.48)	(2.69)	(3.18)
Redemption fees added to paid in capitalB	–	–	–	–C	–C
Net asset value, end of period	$59.56	$62.22	$61.68	$58.09	$45.99
Total ReturnD	.00 %E	6.77%	12.35%	32.58%	(14.83)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.05%	.05%	.05%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.06%
Net investment income (loss)	1.38%	1.47%	1.37%	1.52%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$23,183,527	$23,012,061	$2,985,201	$2,219,377	$1,109,249
Portfolio turnover rateH	15%	13%I	11%	12%	12%I

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amount represents less than .005%.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® International Index Fund	0.58%	2.31%	5.06%

 The initial offering of Fidelity International Index Fund (formerly named Institutional Premium Class) took place on September 8, 2011. Returns prior to September 8, 2011 are those of the former Premium Class and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Index Fund on February 28, 2010.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$16,386	Fidelity® International Index Fund
$16,291	MSCI EAFE Index

Fidelity® International Index Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned -0.51% for the 12 months ending February 29, 2020, as the negative impact of the new coronavirus in early 2020 reversed a strong uptrend. For the first 10 months of the past year, international stocks gained ground as they benefited from accommodative monetary policies from central banks around the world, favorable economic growth and de-escalation of the U.S.–China trade conflict. However, in January, the outbreak and spread of the novel coronavirus in China became a growing concern for many investors, threatening global economic growth and corporate earnings. The index had a return of -2.68% for the month. The outbreak escalated globally in February, when the index returned -7.90% amid a surge of cases outside China and causing investors to generally favor safer asset classes. For the full 12 months, the energy (-17%) sector was hit hardest, as concerns about global growth and lack of demand for crude oil and natural gas pressured stocks. Materials (-8%) fared poorly, followed by financials (-5%). Conversely, the defensive health care (+10%) and utilities (+7%) sectors held up well, while information technology (+17%) led the way. Regionally, the U.K. (-7%) suffered from uncertainty tied to Brexit for most of the period, though Parliament approved a deal in January. Asia Pacific ex Japan (-3%) and emerging markets (-2%) lagged, whereas Europe ex U.K. (+3%), Canada (+2%) and Japan (+1) slightly outperformed.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund's share classes gained 0.58%, compared with a return of -0.34% for the benchmark MSCI EAFE Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Individually, the top contributor was Swiss packaged-foods giant Nestle (+16%), whose shares gained ground as the company reported favorable sales growth. Dutch semiconductor equipment supplier ASML Holding (+51%) reported positive financial results. Several health care stocks boosted performance, led by Swiss pharmaceutical manufacturer Roche Holdings (+19%), Australian biotechnology company CSL Limited (+49%) and Danish diabetes-treatment specialist Novo-Nordisk (+22%). Generally healthy sales and earnings also lifted LVMH (+21%), a French luxury goods conglomerate, while two European utilities, Italy's Enel (+43%) and Spain's Iberdrola (+42%) also contributed. On the negative side, various energy producers – highlighted by U.K.-based Royal Dutch Shell, returning roughly -27%, and BP (-23%) and France-based Total (-22%) – lagged due to weak oil pricing, a decline that started to accelerate late in the period, as the economic impact of the coronavirus came into view. Anheuser-Busch InBev (-27%) struggled, as the Belgian beverage manufacturer reported disappointing earnings based partly due to weak demand in emerging markets. European banks HSBC Holdings (-11%) and Banco Santander (-22%), based in the U.K. and Spain, respectively, also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2020

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6
Novartis AG (Switzerland, Pharmaceuticals)	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.0
SAP SE (Germany, Software)	0.9
AIA Group Ltd. (Hong Kong, Insurance)	0.9
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.9
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.8
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.8
11.5

Top Market Sectors as of February 29, 2020

% of fund's net assets
Financials	17.2
Industrials	14.1
Health Care	12.5
Consumer Staples	10.9
Consumer Discretionary	10.4
Information Technology	7.3
Materials	6.7
Communication Services	5.1
Energy	4.0
Utilities	4.0

Geographic Diversification (% of fund's net assets)

As of February 29, 2020
Japan	23.4%
United Kingdom	14.3%
France	10.0%
Switzerland	9.4%
Germany	8.2%
Australia	6.4%
Netherlands	5.0%
United States of America*	4.2%
Spain	2.7%
Other	16.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Fidelity® International Index Fund

Schedule of Investments February 29, 2020

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 6.4%
AGL Energy Ltd.	1,317,567	$16,428,418
Alumina Ltd.	4,970,371	6,281,620
AMP Ltd.	7,021,928	7,662,179
APA Group unit	2,387,284	16,702,807
Aristocrat Leisure Ltd.	1,168,886	25,212,298
ASX Ltd.	391,608	18,914,080
Aurizon Holdings Ltd.	4,019,374	12,646,974
Australia & New Zealand Banking Group Ltd.	5,760,280	92,895,661
Bendigo & Adelaide Bank Ltd.	1,074,490	6,432,784
BHP Billiton Ltd.	5,983,185	130,047,080
BlueScope Steel Ltd.	1,039,225	8,002,177
Boral Ltd.	2,373,117	6,987,771
Brambles Ltd.	3,174,685	24,735,057
Caltex Australia Ltd.	504,125	10,739,080
Challenger Ltd.	1,127,673	6,677,719
Cimic Group Ltd.	192,937	2,996,421
Coca-Cola Amatil Ltd.	1,017,733	7,617,895
Cochlear Ltd.	117,001	15,822,572
Coles Group Ltd.	2,295,034	21,245,370
Commonwealth Bank of Australia	3,599,698	191,776,003
Computershare Ltd.	993,673	9,917,069
Crown Ltd.	769,766	5,094,875
CSL Ltd.	922,964	186,055,411
DEXUS Property Group unit	2,242,596	17,765,020
Flight Centre Travel Group Ltd.	113,995	2,422,428
Fortescue Metals Group Ltd.	2,814,847	18,484,019
Goodman Group unit	3,345,336	32,646,201
Harvey Norman Holdings Ltd. (a)	1,108,854	2,679,967
Incitec Pivot Ltd.	3,219,765	5,726,218
Insurance Australia Group Ltd.	4,673,640	19,424,821
Lendlease Group unit	1,148,363	13,189,022
Macquarie Group Ltd.	686,534	60,301,716
Magellan Financial Group Ltd.	257,481	9,352,959
Medibank Private Ltd.	5,578,685	10,284,883
Mirvac Group unit	7,939,767	15,723,978
National Australia Bank Ltd.	5,858,091	96,401,271
Newcrest Mining Ltd.	1,562,009	26,762,111
Orica Ltd.	830,988	10,718,673
Origin Energy Ltd.	3,588,943	16,319,358
Qantas Airways Ltd.	1,485,874	5,352,889
QBE Insurance Group Ltd.	2,658,762	23,538,566
Ramsay Health Care Ltd.	329,486	14,597,915
realestate.com.au Ltd.	105,784	6,775,525
Rio Tinto Ltd.	754,777	42,910,613
Santos Ltd.	3,574,790	15,905,683
Scentre Group unit	10,736,952	24,201,272
SEEK Ltd.	678,029	9,134,397
Sonic Healthcare Ltd.	921,783	17,294,271
South32 Ltd.	10,101,792	14,609,404
SP AusNet	3,699,385	4,084,890
Stockland Corp. Ltd. unit	4,856,470	14,901,250
Suncorp Group Ltd.	2,549,279	18,832,653
Sydney Airport unit	2,255,136	11,414,972
Tabcorp Holdings Ltd.	4,133,576	10,205,781
Telstra Corp. Ltd.	8,410,500	18,793,039
The GPT Group unit	3,933,952	14,812,828
TPG Telecom Ltd.	737,735	3,618,899
Transurban Group unit	5,564,069	53,826,985
Treasury Wine Estates Ltd.	1,455,084	10,455,497
Vicinity Centres unit	6,493,636	9,137,403
Washington H. Soul Pattinson & Co. Ltd.	242,998	3,090,036
Wesfarmers Ltd.	2,305,487	61,052,622
Westpac Banking Corp.	7,258,974	111,151,147
WiseTech Global Ltd.	291,777	2,870,180
Woodside Petroleum Ltd.	1,922,677	34,970,580
Woolworths Group Ltd.	2,559,695	64,699,517
WorleyParsons Ltd.	690,183	5,629,239

TOTAL AUSTRALIA		1,816,962,019

Austria - 0.2%
Andritz AG	148,983	5,272,162
Erste Group Bank AG	609,420	20,862,538
OMV AG	298,258	12,491,641
Raiffeisen International Bank-Holding AG	304,217	6,282,207
Verbund AG	138,915	6,616,804
Voestalpine AG	238,384	5,190,743

TOTAL AUSTRIA		56,716,095

Bailiwick of Jersey - 0.6%
Experian PLC	1,850,573	61,594,295
Ferguson PLC	461,045	40,170,710
Glencore Xstrata PLC	21,713,889	54,809,154
WPP PLC	2,566,572	24,659,791

TOTAL BAILIWICK OF JERSEY		181,233,950

Belgium - 0.9%
Ageas	361,360	16,813,658
Anheuser-Busch InBev SA NV	1,547,515	89,417,013
Colruyt NV	109,928	5,098,872
Galapagos Genomics NV (b)	92,164	19,384,252
Groupe Bruxelles Lambert SA	163,471	14,860,299
KBC Groep NV	507,876	33,837,973
Proximus	311,956	7,747,416
Solvay SA Class A	151,212	13,799,369
Telenet Group Holding NV	97,249	3,740,562
UCB SA	257,597	23,849,866
Umicore SA	398,153	16,766,492

TOTAL BELGIUM		245,315,772

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	1,329,950	9,059,698
Dairy Farm International Holdings Ltd.	671,807	3,224,674
Hongkong Land Holdings Ltd.	2,381,852	11,694,893
Jardine Matheson Holdings Ltd.	448,209	24,382,570
Jardine Strategic Holdings Ltd.	447,662	12,852,376
Kerry Properties Ltd.	1,304,681	3,707,336
NWS Holdings Ltd.	3,153,104	3,854,917
Yue Yuen Industrial (Holdings) Ltd.	1,471,500	3,545,192

TOTAL BERMUDA		72,321,656

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	617,229	7,312,521
BeiGene Ltd. ADR (b)	78,294	12,397,855
Budweiser Brewing Co. APAC Ltd. (b)(c)	2,681,200	8,048,759
Cheung Kong Property Holdings Ltd.	5,261,925	32,874,374
CK Hutchison Holdings Ltd.	5,489,925	47,785,941
Melco Crown Entertainment Ltd. sponsored ADR	446,548	7,743,142
Sands China Ltd.	4,936,800	22,958,178
WH Group Ltd. (c)	19,500,500	19,813,208
Wharf Real Estate Investment Co. Ltd. (a)	2,454,585	11,131,441
Wynn Macau Ltd.	3,187,200	6,419,377

TOTAL CAYMAN ISLANDS		176,484,796

Denmark - 1.9%
A.P. Moller - Maersk A/S:
Series A	7,765	7,363,416
Series B	13,253	13,373,737
Carlsberg A/S Series B	217,616	28,781,404
Christian Hansen Holding A/S	213,207	15,370,873
Coloplast A/S Series B	241,956	32,481,495
Danske Bank A/S	1,306,119	20,248,724
DSV A/S	431,140	43,745,458
Genmab A/S (b)	132,410	29,942,345
H Lundbeck A/S	140,056	4,882,791
ISS Holdings A/S	321,912	5,720,189
Novo Nordisk A/S Series B	3,598,115	210,809,814
Novozymes A/S Series B	431,590	22,125,704
ORSTED A/S (c)	384,466	39,691,819
Pandora A/S	201,814	9,094,226
Tryg A/S	247,742	6,951,271
Vestas Wind Systems A/S	384,089	37,057,040
William Demant Holding A/S (b)	222,025	6,799,464

TOTAL DENMARK		534,439,770

Finland - 1.1%
Elisa Corp. (A Shares)	290,195	16,715,626
Fortum Corp.	897,310	19,162,855
Kone OYJ (B Shares)	690,759	39,126,182
Metso Corp.	212,991	6,931,192
Neste Oyj	859,659	34,357,251
Nokia Corp.	11,451,557	43,769,263
Nokian Tyres PLC	252,682	6,610,489
Nordea Bank ABP (Stockholm Stock Exchange)	6,582,921	51,954,606
Orion Oyj (B Shares)	211,568	8,443,766
Sampo Oyj (A Shares)	901,112	36,821,205
Stora Enso Oyj (R Shares)	1,173,580	13,908,028
UPM-Kymmene Corp.	1,085,730	33,410,313
Wartsila Corp.	896,975	9,377,892

TOTAL FINLAND		320,588,668

France - 9.8%
Accor SA	358,868	13,053,034
Aeroports de Paris	60,280	8,960,687
Air Liquide SA	607,005	82,682,080
Alstom SA	389,180	19,214,275
Amundi SA (c)	122,573	8,807,670
Arkema SA	139,731	13,218,493
Atos Origin SA	198,776	14,955,395
AXA SA	3,930,928	91,371,816
bioMerieux SA	83,987	7,789,808
BNP Paribas SA	2,284,879	110,908,734
Bollore SA	1,772,454	6,129,631
Bouygues SA	456,900	18,074,295
Bureau Veritas SA	599,317	14,751,681
Capgemini SA	323,127	35,808,046
Carrefour SA	1,227,159	21,194,279
Casino Guichard Perrachon SA (a)	108,739	4,268,022
CNP Assurances	353,506	5,555,799
Compagnie de St. Gobain	1,000,504	35,327,244
Covivio	96,672	10,288,712
Credit Agricole SA	2,347,799	28,234,114
Danone SA	1,254,185	88,518,515
Dassault Aviation SA	5,135	5,377,837
Dassault Systemes SA	267,276	42,406,931
Edenred SA	494,866	25,905,236
EDF SA (b)	200,740	2,803,981
EDF SA	1,040,981	14,611,687
Eiffage SA	158,931	17,000,818
ENGIE	3,706,027	61,887,022
Essilor International SA	577,913	79,220,162
Eurazeo SA	80,695	5,424,455
Eutelsat Communications	353,352	4,777,934
Faurecia SA	153,484	7,018,421
Gecina SA	93,598	16,663,839
Groupe Eurotunnel SA	896,687	14,518,730
Hermes International SCA	64,400	45,427,557
ICADE	61,780	6,188,958
Iliad SA (a)	29,999	4,216,786
Ingenico SA	123,180	17,556,766
Ipsen SA	75,608	4,942,476
JCDecaux SA	169,566	3,918,515
Kering SA	153,899	86,784,271
Klepierre SA	399,301	11,991,099
L'Oreal SA (b)	201,944	54,279,388
L'Oreal SA	309,090	83,078,557
Legrand SA	542,780	41,659,409
LVMH Moet Hennessy Louis Vuitton SE	565,480	235,992,123
Michelin CGDE Series B	347,575	37,248,476
Natixis SA	1,915,912	7,836,190
Orange SA	4,056,419	54,592,732
Pernod Ricard SA	431,387	70,348,049
Peugeot Citroen SA	1,196,472	23,186,513
Publicis Groupe SA	437,034	16,995,924
Remy Cointreau SA	45,197	4,604,142
Renault SA	388,266	11,540,968
Safran SA	664,674	92,009,764
Sanofi SA	2,292,660	213,826,816
Sartorius Stedim Biotech	55,931	10,713,806
Schneider Electric SA	1,123,196	114,116,104
SCOR SE	322,101	11,665,622
SEB SA	46,417	6,160,931
Societe Generale Series A	1,647,965	46,697,798
Sodexo SA	94,542	9,137,470
Sodexo SA (b)	84,696	8,150,754
SR Teleperformance SA	119,086	29,051,188
Suez Environnement SA	691,056	10,973,140
Thales SA	216,689	21,886,163
Total SA	4,881,672	210,997,431
Ubisoft Entertainment SA (b)	184,119	13,807,992
Valeo SA	486,724	12,373,145
Veolia Environnement SA	1,100,333	31,701,636
VINCI SA	1,047,155	105,812,645
Vivendi SA	1,691,169	43,208,128
Wendel SA	55,811	6,894,255
Worldline SA (b)(c)	260,216	20,073,426

TOTAL FRANCE		2,778,376,496

Germany - 7.7%
adidas AG	366,353	103,146,030
Allianz SE	848,803	184,911,647
BASF AG	1,865,876	110,430,333
Bayer AG	1,998,079	145,312,397
Bayerische Motoren Werke AG (BMW)	672,915	44,400,771
Beiersdorf AG	204,980	21,645,508
Brenntag AG	315,551	14,317,506
Carl Zeiss Meditec AG	81,415	8,661,259
Commerzbank AG	2,026,856	11,713,684
Continental AG	224,121	25,630,003
Covestro AG (c)	352,459	13,656,929
Daimler AG (Germany)	1,847,519	77,733,793
Delivery Hero AG (b)(c)	228,676	17,493,285
Deutsche Bank AG	3,993,052	35,056,961
Deutsche Borse AG	386,008	60,739,803
Deutsche Lufthansa AG	490,331	6,484,582
Deutsche Post AG	2,010,526	60,512,707
Deutsche Telekom AG	6,770,544	110,911,659
Deutsche Wohnen AG (Bearer)	731,291	29,853,292
E.ON AG	4,556,217	52,926,208
Evonik Industries AG	422,994	10,587,363
Fraport AG Frankfurt Airport Services Worldwide	85,368	5,454,624
Fresenius Medical Care AG & Co. KGaA	433,005	33,396,304
Fresenius SE & Co. KGaA	849,049	40,266,230
GEA Group AG	310,753	8,315,411
Hannover Reuck SE	122,514	22,183,302
HeidelbergCement AG	300,855	18,030,553
Henkel AG & Co. KGaA	210,027	17,951,133
Hochtief AG	49,651	4,953,766
Infineon Technologies AG	2,540,350	54,220,282
KION Group AG	131,457	7,109,640
Knorr-Bremse AG	97,670	9,984,413
Lanxess AG	168,766	8,985,028
Merck KGaA	263,032	32,006,862
Metro Wholesale & Food Specialist AG	369,014	4,310,388
MTU Aero Engines Holdings AG	105,702	26,153,074
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	294,078	76,200,840
Puma AG	167,479	12,985,031
RWE AG	1,186,173	41,170,932
SAP SE	1,998,202	249,460,541
Siemens AG	1,553,619	159,822,881
Siemens Healthineers AG (c)	305,080	12,474,079
Symrise AG	261,784	25,652,721
Telefonica Deutschland Holding AG	1,840,482	4,842,660
Thyssenkrupp AG (a)	819,345	8,033,936
TUI AG	306,139	2,444,030
TUI AG (GB)	589,702	4,652,817
Uniper SE	409,673	12,177,236
United Internet AG	207,513	6,268,636
Volkswagen AG	66,037	11,217,132
Vonovia SE	1,046,684	56,634,019
Wirecard AG (a)	238,530	30,725,397
Zalando SE (b)(c)	282,045	12,603,715

TOTAL GERMANY		2,166,813,333

Hong Kong - 2.6%
AIA Group Ltd.	24,581,000	246,361,734
Bank of East Asia Ltd.	2,645,428	5,620,050
BOC Hong Kong (Holdings) Ltd.	7,544,066	25,888,873
CLP Holdings Ltd.	3,336,157	35,009,319
Galaxy Entertainment Group Ltd.	4,405,000	29,074,695
Hang Lung Properties Ltd.	4,138,423	9,036,044
Hang Seng Bank Ltd.	1,557,501	32,468,751
Henderson Land Development Co. Ltd.	2,936,381	13,467,046
Hong Kong & China Gas Co. Ltd.	20,619,434	40,020,552
Hong Kong Exchanges and Clearing Ltd.	2,440,465	80,086,074
Link (REIT)	4,273,908	39,586,422
MTR Corp. Ltd.	3,146,451	17,700,048
New World Development Co. Ltd.	12,386,803	15,922,484
PCCW Ltd.	8,674,863	5,219,385
Power Assets Holdings Ltd.	2,804,676	19,969,149
Sino Land Ltd.	6,239,602	8,484,898
SJM Holdings Ltd.	4,074,000	4,609,709
Sun Hung Kai Properties Ltd.	3,240,176	46,056,639
Swire Pacific Ltd. (A Shares)	1,007,884	9,189,626
Swire Properties Ltd.	2,349,800	6,948,414
Techtronic Industries Co. Ltd.	2,791,500	22,579,099
Vitasoy International Holdings Ltd.	1,512,000	5,421,475
Wheelock and Co. Ltd.	1,679,000	12,783,663

TOTAL HONG KONG		731,504,149

Ireland - 0.7%
AIB Group PLC	1,631,701	3,807,415
Bank Ireland Group PLC	1,974,731	7,393,979
CRH PLC	1,611,192	54,355,468
DCC PLC (United Kingdom)	198,905	14,246,185
James Hardie Industries PLC CDI	898,826	16,529,800
Kerry Group PLC Class A	323,074	41,220,695
Kingspan Group PLC (Ireland)	310,741	19,567,554
Paddy Power Betfair PLC (Ireland)	158,115	16,814,031
Smurfit Kappa Group PLC	456,525	15,380,284

TOTAL IRELAND		189,315,411

Isle of Man - 0.0%
Gaming VC Holdings SA	1,184,032	12,173,236
Israel - 0.6%
Azrieli Group	86,816	6,357,579
Bank Hapoalim BM (Reg.)	2,293,228	18,029,790
Bank Leumi le-Israel BM	2,990,135	19,534,802
Check Point Software Technologies Ltd. (b)	248,109	25,753,714
CyberArk Software Ltd. (b)	76,447	8,004,001
Elbit Systems Ltd. (Israel)	48,702	7,301,439
Israel Chemicals Ltd.	1,442,801	5,378,526
Israel Discount Bank Ltd. (Class A)	2,354,937	9,919,455
Mizrahi Tefahot Bank Ltd.	285,198	7,400,265
NICE Systems Ltd. (b)	113,050	18,187,084
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	2,221,802	25,617,377
Wix.com Ltd. (b)	99,133	13,286,796

TOTAL ISRAEL		164,770,828

Italy - 1.9%
Assicurazioni Generali SpA	2,229,402	40,243,699
Atlantia SpA	1,006,770	21,775,213
Davide Campari-Milano SpA	1,179,887	9,864,790
Enel SpA	16,541,283	138,834,099
Eni SpA	5,163,726	64,335,600
FinecoBank SpA	1,239,792	13,009,160
Intesa Sanpaolo SpA	30,230,702	73,494,383
Leonardo SpA	823,948	8,450,034
Mediobanca SpA	1,266,856	11,520,063
Moncler SpA	364,567	14,346,076
Pirelli & C. SpA (c)	798,990	3,804,343
Poste Italiane SpA (c)	1,061,763	11,374,209
Prysmian SpA	488,148	11,661,540
Recordati SpA	212,453	9,086,099
Snam Rete Gas SpA	4,139,067	20,523,059
Telecom Italia SpA (b)	18,360,029	10,211,318
Terna SpA	2,879,921	19,038,400
UniCredit SpA	4,084,384	52,522,100

TOTAL ITALY		534,094,185

Japan - 23.4%
ABC-MART, Inc.	65,900	3,763,620
ACOM Co. Ltd.	804,500	3,311,682
Advantest Corp.	405,400	18,473,401
AEON Co. Ltd.	1,332,600	24,888,955
AEON Financial Service Co. Ltd.	225,100	3,272,360
AEON MALL Co. Ltd.	206,840	2,935,954
Agc, Inc.	370,835	10,658,154
Air Water, Inc.	369,200	4,891,404
Aisin Seiki Co. Ltd.	327,700	10,633,692
Ajinomoto Co., Inc.	894,566	15,028,311
Alfresa Holdings Corp.	382,700	6,727,232
Alps Electric Co. Ltd.	423,700	6,516,951
Amada Holdings Co. Ltd.	681,100	6,365,185
Ana Holdings, Inc.	236,400	6,372,455
Aozora Bank Ltd.	238,900	5,984,682
Asahi Group Holdings	737,203	28,364,477
ASAHI INTECC Co. Ltd.	395,400	9,479,922
Asahi Kasei Corp.	2,553,427	21,322,749
Astellas Pharma, Inc.	3,838,900	60,469,971
Bandai Namco Holdings, Inc.	403,850	20,106,383
Bank of Kyoto Ltd.	108,000	3,679,770
Benesse Holdings, Inc.	142,800	3,683,197
Bridgestone Corp.	1,162,179	38,854,232
Brother Industries Ltd.	452,200	8,062,123
Calbee, Inc.	159,600	4,088,400
Canon, Inc.	2,030,044	51,090,713
Casio Computer Co. Ltd.	394,200	6,786,848
Central Japan Railway Co.	292,800	48,266,123
Chiba Bank Ltd.	1,124,674	5,557,679
Chubu Electric Power Co., Inc.	1,310,964	17,107,193
Chugai Pharmaceutical Co. Ltd.	454,725	49,389,054
Chugoku Electric Power Co., Inc.	566,800	7,546,123
Coca-Cola West Co. Ltd.	247,300	5,697,576
Concordia Financial Group Ltd.	2,168,384	7,478,573
Credit Saison Co. Ltd.	322,952	4,694,871
CyberAgent, Inc.	205,000	7,783,006
Dai Nippon Printing Co. Ltd.	494,721	11,902,475
Dai-ichi Mutual Life Insurance Co.	2,192,300	30,051,136
Daicel Chemical Industries Ltd.	494,400	4,267,443
Daifuku Co. Ltd.	204,900	12,195,976
Daiichi Sankyo Kabushiki Kaisha	1,152,070	70,388,849
Daikin Industries Ltd.	506,094	69,091,731
Dainippon Sumitomo Pharma Co. Ltd.	325,400	4,709,340
Daito Trust Construction Co. Ltd.	146,363	14,892,768
Daiwa House Industry Co. Ltd.	1,150,784	31,788,994
Daiwa House REIT Investment Corp.	3,788	9,454,196
Daiwa Securities Group, Inc.	3,119,385	13,280,378
DENSO Corp.	882,038	34,509,553
Dentsu Group, Inc.	441,300	11,505,058
Disco Corp.	54,800	11,116,484
East Japan Railway Co.	613,600	46,868,541
Eisai Co. Ltd.	512,078	37,890,734
Electric Power Development Co. Ltd.	299,980	6,441,254
FamilyMart Co. Ltd.	513,200	11,352,635
Fanuc Corp.	393,872	64,679,268
Fast Retailing Co. Ltd.	118,467	58,695,313
Fuji Electric Co. Ltd.	259,030	7,115,760
Fujifilm Holdings Corp.	731,905	35,808,109
Fujitsu Ltd.	399,507	41,521,171
Fukuoka Financial Group, Inc.	347,160	5,291,406
GMO Payment Gateway, Inc.	83,200	5,106,471
Hakuhodo DY Holdings, Inc.	472,000	5,509,438
Hamamatsu Photonics K.K.	284,900	11,054,205
Hankyu Hanshin Holdings, Inc.	465,400	15,317,727
Hikari Tsushin, Inc.	42,400	8,054,663
Hino Motors Ltd.	589,200	4,872,672
Hirose Electric Co. Ltd.	66,477	7,063,104
Hisamitsu Pharmaceutical Co., Inc.	104,200	4,670,935
Hitachi Chemical Co. Ltd.	210,400	8,885,333
Hitachi Construction Machinery Co. Ltd.	216,000	5,332,913
Hitachi High-Technologies Corp.	139,600	10,315,335
Hitachi Ltd.	1,964,754	66,250,791
Hitachi Metals Ltd.	431,800	6,177,150
Honda Motor Co. Ltd.	3,312,360	84,976,777
Hoshizaki Corp.	110,300	9,346,764
Hoya Corp.	769,616	68,563,324
Hulic Co. Ltd.	619,100	6,933,736
Idemitsu Kosan Co. Ltd.	398,915	9,830,485
IHI Corp.	297,718	6,262,953
Iida Group Holdings Co. Ltd.	297,200	4,020,163
INPEX Corp.	2,068,000	17,886,494
Isetan Mitsukoshi Holdings Ltd.	689,587	4,520,100
Isuzu Motors Ltd.	1,126,200	10,608,374
Itochu Corp.	2,735,786	62,434,056
ITOCHU Techno-Solutions Corp.	196,400	5,451,711
J. Front Retailing Co. Ltd.	471,390	5,012,835
Japan Airlines Co. Ltd.	232,600	5,724,276
Japan Airport Terminal Co. Ltd.	102,400	4,006,379
Japan Exchange Group, Inc.	1,037,500	17,458,395
Japan Post Bank Co. Ltd.	829,100	7,410,091
Japan Post Holdings Co. Ltd.	3,200,700	27,914,876
Japan Post Insurance Co. Ltd.	457,600	7,029,883
Japan Prime Realty Investment Corp.	1,600	7,046,171
Japan Real Estate Investment Corp.	2,675	18,253,291
Japan Retail Fund Investment Corp.	5,353	10,178,938
Japan Tobacco, Inc.	2,436,800	48,437,782
JFE Holdings, Inc.	996,275	9,255,216
JGC Corp.	450,217	5,530,665
JSR Corp.	392,716	6,917,860
JTEKT Corp.	425,300	4,152,057
JX Holdings, Inc.	6,246,500	25,134,257
Kajima Corp.	917,658	9,894,644
Kakaku.com, Inc.	273,600	5,859,596
Kamigumi Co. Ltd.	213,631	4,105,851
Kansai Electric Power Co., Inc.	1,431,836	15,458,678
Kansai Paint Co. Ltd.	361,300	7,895,273
Kao Corp.	978,850	71,403,595
Kawasaki Heavy Industries Ltd.	286,194	5,200,633
KDDI Corp.	3,587,400	101,356,825
Keihan Electric Railway Co., Ltd.	193,600	7,861,747
Keihin Electric Express Railway Co. Ltd.	450,030	6,834,314
Keio Corp.	209,382	10,075,029
Keisei Electric Railway Co.	263,600	8,443,705
Keyence Corp.	370,448	118,182,048
Kikkoman Corp.	296,649	13,779,079
Kintetsu Group Holdings Co. Ltd.	347,810	15,042,960
Kirin Holdings Co. Ltd.	1,671,956	32,164,924
Kobayashi Pharmaceutical Co. Ltd.	100,600	7,321,621
Koito Manufacturing Co. Ltd.	210,200	8,301,984
Komatsu Ltd.	1,878,945	37,542,782
Konami Holdings Corp.	189,600	6,846,764
Konica Minolta, Inc.	924,300	5,021,693
Kose Corp.	66,900	8,026,015
Kubota Corp.	2,117,164	29,894,685
Kuraray Co. Ltd.	654,386	6,819,302
Kurita Water Industries Ltd.	196,800	5,099,722
Kyocera Corp.	652,304	41,100,111
Kyowa Hakko Kirin Co., Ltd.	495,489	11,806,107
Kyushu Electric Power Co., Inc.	777,470	5,636,766
Kyushu Railway Co.	321,500	9,672,423
Lawson, Inc.	102,716	5,456,728
LINE Corp. (a)(b)	122,700	6,100,006
Lion Corp.	455,500	7,542,398
LIXIL Group Corp.	540,259	8,114,404
M3, Inc.	896,300	23,151,231
Makita Corp.	452,800	15,679,659
Marubeni Corp.	3,169,944	21,066,344
Marui Group Co. Ltd.	385,449	7,526,011
Maruichi Steel Tube Ltd.	115,600	2,808,010
Mazda Motor Corp.	1,162,000	8,079,918
McDonald's Holdings Co. (Japan) Ltd.	134,700	5,657,250
Mebuki Financial Group, Inc.	1,795,410	3,512,252
Medipal Holdings Corp.	374,770	6,851,905
Meiji Holdings Co. Ltd.	233,458	13,939,083
Mercari, Inc. (a)(b)	150,800	3,415,579
Minebea Mitsumi, Inc.	739,100	13,046,972
Misumi Group, Inc.	578,800	12,218,873
Mitsubishi Chemical Holdings Corp.	2,608,975	17,568,130
Mitsubishi Corp.	2,746,102	68,487,061
Mitsubishi Electric Corp.	3,710,006	47,157,595
Mitsubishi Estate Co. Ltd.	2,402,223	41,068,971
Mitsubishi Gas Chemical Co., Inc.	318,233	4,826,898
Mitsubishi Heavy Industries Ltd.	648,525	20,557,268
Mitsubishi Materials Corp.	231,693	5,297,190
Mitsubishi Motors Corp. of Japan	1,334,100	4,440,403
Mitsubishi UFJ Financial Group, Inc.	24,980,130	122,051,907
Mitsubishi UFJ Lease & Finance Co. Ltd.	801,400	4,584,311
Mitsui & Co. Ltd.	3,364,723	55,636,784
Mitsui Chemicals, Inc.	375,936	8,152,367
Mitsui Fudosan Co. Ltd.	1,793,377	41,193,135
Mitsui OSK Lines Ltd.	231,128	4,802,131
Mizuho Financial Group, Inc.	48,998,200	66,287,587
MonotaRO Co. Ltd.	255,400	5,682,922
MS&AD Insurance Group Holdings, Inc.	963,784	31,122,378
Murata Manufacturing Co. Ltd.	1,167,162	61,144,233
Nabtesco Corp.	226,000	6,101,539
Nagoya Railroad Co. Ltd.	380,700	9,949,873
NEC Corp.	499,854	18,722,512
New Hampshire Foods Ltd.	165,070	6,228,768
Nexon Co. Ltd.	1,002,500	15,958,581
NGK Insulators Ltd.	531,809	8,367,141
NGK Spark Plug Co. Ltd.	315,500	5,192,031
Nidec Corp.	454,184	53,814,867
Nikon Corp.	654,338	6,727,803
Nintendo Co. Ltd.	227,296	76,197,462
Nippon Building Fund, Inc.	2,734	20,506,267
Nippon Express Co. Ltd.	159,754	7,657,409
Nippon Paint Holdings Co. Ltd.	297,800	13,597,858
Nippon Prologis REIT, Inc.	4,044	10,974,215
Nippon Shinyaku Co. Ltd.	92,800	6,874,393
Nippon Steel & Sumitomo Metal Corp.	1,634,063	18,422,220
Nippon Telegraph & Telephone Corp.	2,613,800	60,979,356
Nippon Yusen KK	304,457	4,358,257
Nissan Chemical Corp.	253,300	10,720,513
Nissan Motor Co. Ltd.	4,700,148	20,144,113
Nisshin Seifun Group, Inc.	404,293	6,844,419
Nissin Food Holdings Co. Ltd.	129,323	10,191,410
Nitori Holdings Co. Ltd.	163,500	22,684,753
Nitto Denko Corp.	323,894	16,275,779
NKSJ Holdings, Inc.	684,203	25,475,239
Nomura Holdings, Inc.	6,743,147	29,774,358
Nomura Real Estate Holdings, Inc.	252,100	5,441,209
Nomura Real Estate Master Fund, Inc.	8,323	13,218,338
Nomura Research Institute Ltd.	690,465	15,075,515
NSK Ltd.	721,876	5,534,873
NTT Data Corp.	1,284,300	15,372,068
NTT DOCOMO, Inc.	2,708,800	73,521,342
Obayashi Corp.	1,319,104	13,318,230
OBIC Co. Ltd.	130,900	16,128,880
Odakyu Electric Railway Co. Ltd.	600,400	11,600,534
Oji Holdings Corp.	1,747,252	8,342,618
Olympus Corp.	2,367,316	43,062,062
OMRON Corp.	379,160	20,529,338
Ono Pharmaceutical Co. Ltd.	754,800	15,465,492
Oracle Corp. Japan	78,300	6,126,942
Oriental Land Co. Ltd.	406,324	46,204,004
ORIX Corp.	2,692,080	43,478,615
ORIX JREIT, Inc.	5,308	10,088,448
Osaka Gas Co. Ltd.	764,005	12,360,363
Otsuka Corp.	212,500	9,092,226
Otsuka Holdings Co. Ltd.	793,500	30,015,576
Pan Pacific International Hold	902,000	14,952,494
Panasonic Corp.	4,487,573	42,564,838
Park24 Co. Ltd.	237,200	4,624,806
PeptiDream, Inc. (b)	191,800	7,646,393
Persol Holdings Co., Ltd.	359,900	4,768,191
Pigeon Corp.	233,800	7,933,506
Pola Orbis Holdings, Inc.	187,800	3,593,725
Rakuten, Inc.	1,753,500	14,680,238
Recruit Holdings Co. Ltd.	2,754,900	95,984,741
Renesas Electronics Corp. (b)	1,558,700	9,407,692
Resona Holdings, Inc.	4,267,300	16,189,312
Ricoh Co. Ltd.	1,364,570	12,714,564
Rinnai Corp.	66,500	4,543,900
ROHM Co. Ltd.	190,244	12,523,015
Ryohin Keikaku Co. Ltd.	486,100	6,661,003
Sankyo Co. Ltd. (Gunma)	94,900	3,119,048
Santen Pharmaceutical Co. Ltd.	730,400	11,728,656
SBI Holdings, Inc. Japan	479,460	9,668,325
Secom Co. Ltd.	426,767	33,928,491
Sega Sammy Holdings, Inc.	343,200	4,527,847
Seibu Holdings, Inc.	407,800	5,769,542
Seiko Epson Corp.	569,500	8,067,829
Sekisui Chemical Co. Ltd.	742,193	11,071,653
Sekisui House Ltd.	1,269,567	24,918,166
Seven & i Holdings Co. Ltd.	1,531,200	52,469,082
Seven Bank Ltd.	1,221,500	3,216,262
SG Holdings Co. Ltd.	288,100	5,684,005
Sharp Corp.	433,600	5,065,233
Shimadzu Corp.	452,300	11,020,252
Shimamura Co. Ltd.	46,000	3,074,912
SHIMANO, Inc.	150,000	21,027,258
SHIMIZU Corp.	1,203,316	10,955,464
Shin-Etsu Chemical Co. Ltd.	720,562	81,135,041
Shinsei Bank Ltd.	387,700	5,165,260
Shionogi & Co. Ltd.	547,991	29,498,374
Shiseido Co. Ltd.	812,450	48,343,261
Shizuoka Bank Ltd.	920,174	5,818,271
Showa Denko K.K.	269,100	5,818,109
SMC Corp.	116,371	46,468,561
SoftBank Corp.	3,401,900	44,550,192
SoftBank Group Corp.	3,186,360	148,032,930
Sohgo Security Services Co., Ltd.	143,800	6,732,709
Sony Corp.	2,587,585	159,519,133
Sony Financial Holdings, Inc.	310,400	6,210,302
Square Enix Holdings Co. Ltd.	186,000	7,501,391
Stanley Electric Co. Ltd.	264,625	6,467,194
Subaru Corp.	1,250,200	30,362,497
Sumco Corp.	507,500	7,721,190
Sumitomo Chemical Co. Ltd.	3,052,234	11,121,157
Sumitomo Corp.	2,417,942	34,623,692
Sumitomo Electric Industries Ltd.	1,525,206	18,248,455
Sumitomo Heavy Industries Ltd.	222,964	4,861,963
Sumitomo Metal Mining Co. Ltd.	473,732	11,794,987
Sumitomo Mitsui Financial Group, Inc.	2,652,900	84,176,016
Sumitomo Mitsui Trust Holdings, Inc.	650,572	22,086,619
Sumitomo Realty & Development Co. Ltd.	675,000	21,102,355
Sumitomo Rubber Industries Ltd.	346,800	3,610,758
Sundrug Co. Ltd.	146,500	4,584,067
Suntory Beverage & Food Ltd.	283,100	10,787,512
Suzuken Co. Ltd.	148,116	4,909,278
Suzuki Motor Corp.	748,500	30,096,834
Sysmex Corp.	340,200	21,823,139
T&D Holdings, Inc.	1,097,800	10,839,579
Taiheiyo Cement Corp.	246,900	6,095,816
Taisei Corp.	411,618	14,100,950
Taisho Pharmaceutical Holdings Co. Ltd.	68,057	4,221,225
Taiyo Nippon Sanso Corp.	265,200	4,747,832
Takeda Pharmaceutical Co. Ltd.	3,041,627	105,038,271
TDK Corp.	263,525	25,531,580
Teijin Ltd.	362,868	5,971,544
Terumo Corp.	1,311,648	42,294,750
THK Co. Ltd.	242,200	5,553,130
Tobu Railway Co. Ltd.	388,259	11,590,895
Toho Co. Ltd.	227,754	7,020,972
Toho Gas Co. Ltd.	150,000	5,124,699
Tohoku Electric Power Co., Inc.	873,990	7,681,648
Tokio Marine Holdings, Inc.	1,297,600	69,788,407
Tokyo Century Corp.	85,700	3,559,577
Tokyo Electric Power Co., Inc. (b)	3,114,818	11,840,120
Tokyo Electron Ltd.	318,718	65,968,657
Tokyo Gas Co. Ltd.	762,379	15,429,940
Tokyu Corp.	1,016,377	15,604,676
Tokyu Fudosan Holdings Corp.	1,245,700	7,865,026
Toppan Printing Co. Ltd.	567,306	9,893,404
Toray Industries, Inc.	2,805,783	16,119,208
Toshiba Corp.	880,988	23,891,062
Tosoh Corp.	531,900	7,303,392
Toto Ltd.	289,192	10,979,429
Toyo Seikan Group Holdings Ltd.	281,600	4,516,670
Toyo Suisan Kaisha Ltd.	181,600	7,197,664
Toyoda Gosei Co. Ltd.	133,400	2,852,034
Toyota Industries Corp.	296,386	15,690,377
Toyota Motor Corp.	4,644,963	305,010,193
Toyota Tsusho Corp.	432,900	13,104,195
Trend Micro, Inc.	256,760	12,783,249
Tsuruha Holdings, Inc.	74,000	8,596,514
Unicharm Corp.	819,940	26,591,416
United Urban Investment Corp.	5,995	9,593,334
USS Co. Ltd.	446,100	7,055,874
Welcia Holdings Co. Ltd.	94,600	5,700,909
West Japan Railway Co.	329,400	23,265,058
Yahoo! Japan Corp.	5,390,000	19,639,069
Yakult Honsha Co. Ltd.	243,166	11,125,758
Yamada Denki Co. Ltd.	1,290,450	6,209,378
Yamaha Corp.	292,743	14,384,739
Yamaha Motor Co. Ltd.	571,300	9,152,665
Yamato Holdings Co. Ltd.	629,332	9,930,679
Yamazaki Baking Co. Ltd.	240,200	4,086,473
Yaskawa Electric Corp.	485,200	15,227,165
Yokogawa Electric Corp.	463,600	7,465,911
Yokohama Rubber Co. Ltd.	238,090	3,878,399
Zozo, Inc.	223,500	3,137,206

TOTAL JAPAN		6,608,177,226

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,342,249	19,113,531
Aroundtown SA	2,478,192	21,530,366
Eurofins Scientific SA	23,544	11,905,014
Millicom International Cellular SA (depository receipt)	195,652	9,037,310
SES SA (France) (depositary receipt)	736,799	8,448,409
Tenaris SA	958,341	8,753,246

TOTAL LUXEMBOURG		78,787,876

Malta - 0.0%
BGP Holdings PLC (b)(d)	5,796,476	64
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	5,309,500	5,340,151
HKT Trust/HKT Ltd. unit	7,675,760	11,481,637

TOTAL MULTI-NATIONAL		16,821,788

Netherlands - 5.0%
ABN AMRO Group NV GDR (c)	854,486	11,719,566
Adyen BV (b)(c)	21,381	18,818,378
AEGON NV	3,636,901	12,379,601
AerCap Holdings NV (b)	248,104	12,921,256
Airbus Group NV	1,185,123	143,042,708
Akzo Nobel NV	416,429	33,318,664
Altice Europe NV Class A (b)	1,260,967	6,696,847
ASML Holding NV (Netherlands)	865,671	240,044,647
CNH Industrial NV	2,060,801	19,198,379
EXOR NV	221,307	15,805,366
Ferrari NV	244,737	38,550,449
Fiat Chrysler Automobiles NV (Italy)	2,234,033	28,150,217
Heineken Holding NV	234,649	20,836,270
Heineken NV (Bearer)	526,743	52,480,455
ING Groep NV (Certificaten Van Aandelen)	7,920,614	75,846,529
Koninklijke Ahold Delhaize NV	2,239,680	52,324,020
Koninklijke DSM NV	368,756	41,592,860
Koninklijke KPN NV	7,222,944	17,518,289
Koninklijke Philips Electronics NV	1,838,714	78,741,443
NN Group NV	628,917	21,495,246
NXP Semiconductors NV	568,830	64,670,283
Prosus NV (b)	990,957	69,297,508
QIAGEN NV (Germany) (b)	458,539	16,952,774
Randstad NV	240,672	12,400,116
STMicroelectronics NV (France)	1,387,503	38,294,757
Takeaway.com Holding BV (b)(c)	232,881	20,414,819
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	281,189	33,745,079
Unilever NV	2,983,861	157,539,752
Vopak NV	141,341	6,728,493
Wolters Kluwer NV	556,758	40,966,272

TOTAL NETHERLANDS		1,402,491,043

New Zealand - 0.3%
Auckland International Airport Ltd.	1,974,740	9,714,029
Fisher & Paykel Healthcare Corp.	1,167,816	18,817,941
Fletcher Building Ltd.	1,708,048	5,540,924
Mercury Nz Ltd.	1,353,137	4,047,049
Meridian Energy Ltd.	2,600,921	7,510,760
Ryman Healthcare Group Ltd.	812,785	7,747,477
Spark New Zealand Ltd.	3,732,228	10,579,380
The a2 Milk Co. Ltd. (b)	1,494,851	15,230,013

TOTAL NEW ZEALAND		79,187,573

Norway - 0.6%
Aker Bp ASA	216,972	5,315,101
DNB ASA	1,928,537	32,301,649
Equinor ASA	2,037,141	31,376,611
Gjensidige Forsikring ASA	405,023	8,231,499
Marine Harvest ASA	888,272	18,817,993
Norsk Hydro ASA	2,727,486	7,943,067
Orkla ASA	1,534,297	13,049,924
Schibsted ASA (B Shares)	194,461	4,700,775
Telenor ASA	1,473,612	23,874,658
Yara International ASA	361,279	13,264,166

TOTAL NORWAY		158,875,443

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	2,798,022	10,007,015
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (b)(d)	2,598,658	29
Energias de Portugal SA	5,186,566	24,214,514
Galp Energia SGPS SA Class B	1,020,917	14,082,730
Jeronimo Martins SGPS SA	515,068	9,105,101

TOTAL PORTUGAL		47,402,374

Singapore - 1.2%
Ascendas Real Estate Investment Trust	5,914,284	12,992,827
CapitaCommercial Trust (REIT)	5,476,353	7,312,813
CapitaLand Ltd.	5,200,537	13,179,622
CapitaMall Trust	5,241,200	8,541,549
City Developments Ltd.	927,000	6,502,111
ComfortDelgro Corp. Ltd.	4,418,884	6,186,247
DBS Group Holdings Ltd.	3,655,408	63,272,228
Genting Singapore Ltd.	12,318,859	7,207,890
Jardine Cycle & Carriage Ltd.	196,230	3,782,594
Keppel Corp. Ltd.	2,952,100	13,436,940
Mapletree Commercial Trust	4,410,000	6,648,719
Oversea-Chinese Banking Corp. Ltd.	6,741,864	51,305,735
Sembcorp Industries Ltd.	1,922,630	2,525,962
Singapore Airlines Ltd.	1,095,925	6,294,350
Singapore Airport Terminal Service Ltd.	1,335,000	3,862,481
Singapore Exchange Ltd.	1,631,600	9,944,924
Singapore Press Holdings Ltd.	3,211,221	4,357,246
Singapore Technologies Engineering Ltd.	3,169,061	9,487,389
Singapore Telecommunications Ltd.	16,581,727	35,713,390
Suntec (REIT)	4,047,500	4,939,874
United Overseas Bank Ltd.	2,557,160	44,941,688
UOL Group Ltd.	968,550	5,124,714
Venture Corp. Ltd.	563,400	6,653,694
Wilmar International Ltd.	3,888,600	11,083,166
Yangzijiang Shipbuilding Holdings Ltd.	4,777,400	3,241,182

TOTAL SINGAPORE		348,539,335

Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	521,326	15,545,138
ACS Actividades de Construccion y Servicios SA rights(b)	528,743	233,652
Aena Sme SA (c)	136,939	22,056,401
Amadeus IT Holding SA Class A	875,790	62,085,722
Banco Bilbao Vizcaya Argentaria SA	13,548,813	64,889,159
Banco de Sabadell SA	11,458,604	10,057,098
Banco Santander SA (Spain)	33,755,047	124,770,766
Bankia SA	2,439,678	3,868,674
Bankinter SA	1,369,138	8,090,060
CaixaBank SA	7,299,593	18,761,655
Cellnex Telecom SA (c)	509,050	24,818,347
Enagas SA	506,575	13,144,430
Endesa SA	649,743	16,719,188
Ferrovial SA	994,913	28,577,770
Gas Natural SDG SA	602,484	14,035,745
Grifols SA	607,447	19,578,549
Iberdrola SA	12,519,186	143,322,102
Inditex SA	2,215,176	69,111,179
MAPFRE SA (Reg.)	2,167,387	4,875,138
Red Electrica Corporacion SA	880,133	16,822,215
Repsol SA	2,887,691	32,631,868
Siemens Gamesa Renewable Energy SA	481,347	7,807,521
Telefonica SA	9,497,835	56,523,509

TOTAL SPAIN		778,325,886

Sweden - 2.4%
Alfa Laval AB	635,654	14,411,626
ASSA ABLOY AB (B Shares)	2,035,443	45,775,390
Atlas Copco AB:
(A Shares)	1,362,462	48,578,502
(B Shares)	793,783	24,599,577
Boliden AB	556,810	11,693,689
Electrolux AB (B Shares)	457,067	9,297,700
Epiroc AB:
Class A	1,344,565	15,531,250
Class B	787,609	8,834,827
Ericsson (B Shares)	6,244,322	50,084,038
Essity AB Class B	1,231,540	37,128,352
H&M Hennes & Mauritz AB (B Shares)	1,632,798	29,632,198
Hexagon AB (B Shares)	533,788	28,754,692
Husqvarna AB (B Shares)	854,615	5,752,515
ICA Gruppen AB	184,466	6,941,439
Industrivarden AB (C Shares)	340,171	7,692,726
Investor AB (B Shares)	924,780	46,321,802
Kinnevik AB (B Shares)	493,758	10,055,821
Lundbergfoeretagen AB	154,686	6,416,583
Lundin Petroleum AB	378,112	10,794,457
Sandvik AB	2,294,291	38,244,578
Securitas AB (B Shares)	634,618	8,618,275
Skandinaviska Enskilda Banken AB (A Shares)	3,307,607	31,703,278
Skanska AB (B Shares)	687,392	15,136,672
SKF AB (B Shares)	776,561	13,730,417
Svenska Handelsbanken AB (A Shares)	3,168,186	32,035,666
Swedbank AB (A Shares)	1,844,947	28,021,436
Swedish Match Co. AB	346,473	20,329,144
Tele2 AB (B Shares)	1,016,364	14,796,405
Telia Co. AB	5,534,232	21,916,389
Volvo AB (B Shares)	3,019,845	47,401,440

TOTAL SWEDEN		690,230,884

Switzerland - 9.4%
ABB Ltd. (Reg.)	3,743,155	81,111,246
Adecco SA (Reg.)	313,680	16,799,729
Alcon, Inc. (Switzerland) (b)	844,465	51,640,229
Baloise Holdings AG	98,686	15,957,618
Barry Callebaut AG	6,164	12,715,234
Clariant AG (Reg.)	408,886	8,672,552
Coca-Cola HBC AG	406,688	12,969,440
Compagnie Financiere Richemont SA Series A	1,060,761	72,716,387
Credit Suisse Group AG	5,194,542	58,358,069
Dufry AG	82,348	6,043,207
Ems-Chemie Holding AG	16,644	9,770,351
Galenica AG	92,704	15,572,855
Geberit AG (Reg.)	75,348	37,598,741
Givaudan SA	18,766	58,464,110
Julius Baer Group Ltd.	455,476	19,161,006
Kuehne & Nagel International AG	110,285	16,143,690
LafargeHolcim Ltd. (Reg.)	1,000,798	46,580,613
Lindt & Spruengli AG	206	17,923,138
Lindt & Spruengli AG (participation certificate)	2,203	17,248,241
Lonza Group AG	151,381	60,406,737
Nestle SA (Reg. S)	6,049,533	622,532,158
Novartis AG	4,367,058	367,371,113
Pargesa Holding SA	78,005	5,750,208
Partners Group Holding AG	37,989	32,967,666
Roche Holding AG (participation certificate)	1,428,223	459,221,915
Schindler Holding AG:
(participation certificate)	82,769	18,560,403
(Reg.)	40,926	8,828,648
SGS SA (Reg.)	12,317	30,762,893
Sika AG	259,369	46,427,985
Sonova Holding AG Class B	111,559	26,645,213
Straumann Holding AG	20,864	19,601,664
Swatch Group AG (Bearer)	57,977	13,498,590
Swatch Group AG (Bearer) (Reg.)	109,688	4,745,107
Swiss Life Holding AG	68,342	31,377,040
Swiss Prime Site AG	153,555	18,527,366
Swiss Re Ltd.	598,578	56,943,040
Swisscom AG	52,963	28,270,516
Temenos Group AG	133,231	19,049,001
UBS Group AG	7,841,273	86,353,192
Zurich Insurance Group Ltd.	304,358	117,857,127

TOTAL SWITZERLAND		2,651,144,038

United Kingdom - 14.3%
3i Group PLC	1,978,247	26,040,040
Admiral Group PLC	385,721	10,586,556
Anglo American PLC (United Kingdom)	2,095,285	49,296,765
Antofagasta PLC	803,459	7,941,623
Ashtead Group PLC	928,107	29,097,566
Associated British Foods PLC	724,520	21,155,307
AstraZeneca PLC (United Kingdom)	2,666,877	234,058,285
Auto Trader Group PLC (c)	1,887,845	12,711,899
Aveva Group PLC	130,730	7,436,791
Aviva PLC	7,963,322	36,476,090
BAE Systems PLC	6,508,496	51,482,738
Barclays PLC	35,122,568	67,312,127
Barratt Developments PLC	2,074,000	20,473,672
Berkeley Group Holdings PLC	243,122	14,993,584
BHP Billiton PLC	4,290,397	78,410,648
BP PLC	41,206,968	214,095,259
British American Tobacco PLC (United Kingdom)	4,662,617	184,356,425
British Land Co. PLC	1,784,480	11,558,738
BT Group PLC	17,077,088	31,328,223
Bunzl PLC	681,362	16,360,983
Burberry Group PLC	833,441	17,960,490
Carnival PLC	319,945	10,120,124
Centrica PLC	11,756,007	10,889,536
Coca-Cola European Partners PLC	466,404	23,767,948
Compass Group PLC	3,221,977	70,988,039
Croda International PLC	259,962	15,366,202
Diageo PLC	4,772,470	170,279,725
Direct Line Insurance Group PLC	2,806,808	11,188,470
easyJet PLC	323,794	4,674,088
Evraz PLC	1,020,203	4,356,624
G4S PLC (United Kingdom)	3,118,990	6,906,044
GlaxoSmithKline PLC	10,141,547	204,650,066
Halma PLC	775,254	19,482,790
Hargreaves Lansdown PLC	674,273	13,536,247
HSBC Holdings PLC (United Kingdom)	41,290,529	278,886,388
Imperial Brands PLC	1,924,810	38,885,003
Informa PLC	2,532,744	22,415,886
InterContinental Hotel Group PLC	349,888	19,386,480
Intertek Group PLC	328,150	22,396,468
ITV PLC	7,343,828	11,160,175
J Sainsbury PLC	3,625,413	9,184,778
John David Group PLC	884,493	8,461,230
Johnson Matthey PLC	394,447	12,928,774
Kingfisher PLC	4,273,959	10,485,739
Land Securities Group PLC	1,422,027	15,326,767
Legal & General Group PLC	12,119,286	41,058,624
Lloyds Banking Group PLC	142,414,377	92,440,760
London Stock Exchange Group PLC	639,206	62,785,397
M&G PLC (b)	5,295,959	13,829,367
Marks & Spencer Group PLC	3,951,873	8,143,974
Meggitt PLC	1,570,809	11,061,773
Melrose Industries PLC	9,880,066	27,324,524
Micro Focus International PLC	690,546	6,576,565
Mondi PLC	991,392	20,134,795
National Grid PLC	7,079,214	89,238,720
Next PLC	271,357	21,387,326
NMC Health PLC	250,069	3,008,754
Ocado Group PLC (b)	928,973	12,869,279
Pearson PLC	1,594,502	11,566,856
Persimmon PLC	647,760	23,948,904
Prudential PLC	5,280,088	87,778,662
Reckitt Benckiser Group PLC	1,440,529	106,444,786
RELX PLC (London Stock Exchange)	3,943,400	95,409,911
Rentokil Initial PLC	3,759,718	23,523,999
Rio Tinto PLC	2,289,417	107,784,883
Rolls-Royce Holdings PLC	3,540,193	28,489,986
Royal Bank of Scotland Group PLC	9,830,654	22,748,600
Royal Dutch Shell PLC:
Class A (United Kingdom)	8,515,712	183,824,296
Class B (United Kingdom)	7,572,750	164,141,171
RSA Insurance Group PLC	2,105,776	14,084,658
Sage Group PLC	2,219,936	19,666,821
Schroders PLC	252,030	9,375,844
Scottish & Southern Energy PLC	2,106,265	41,409,909
Segro PLC	2,221,756	23,553,983
Severn Trent PLC	480,862	15,264,351
Smith & Nephew PLC	1,777,373	39,876,170
Smiths Group PLC	801,412	15,969,822
Spirax-Sarco Engineering PLC	150,680	16,509,038
St. James's Place Capital PLC	1,083,678	14,368,332
Standard Chartered PLC (United Kingdom)	5,527,652	39,998,588
Standard Life PLC	4,791,239	17,173,497
Taylor Wimpey PLC	6,626,226	17,497,066
Tesco PLC	19,903,872	59,304,287
The Weir Group PLC	520,710	8,795,104
Unilever PLC	2,253,650	121,155,983
United Utilities Group PLC	1,377,771	16,717,153
Vodafone Group PLC	52,046,225	90,963,696
Vodafone Group PLC sponsored ADR	243,221	4,256,368
Whitbread PLC	272,556	13,746,356
WM Morrison Supermarkets PLC	4,916,664	11,004,403

TOTAL UNITED KINGDOM		4,035,070,741

United States of America - 0.0%
NICE Systems Ltd. sponsored ADR (a)(b)	13,705	2,245,290
TOTAL COMMON STOCKS
(Cost $26,998,276,409)		26,888,416,940

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (b)	355,967	48,487,396
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	114,640	5,943,996
Fuchs Petrolub AG	139,446	5,338,046
Henkel AG & Co. KGaA	362,879	33,808,366
Porsche Automobil Holding SE (Germany)	311,988	19,441,717
Sartorius AG (non-vtg.)	72,587	16,968,699
Volkswagen AG	376,946	62,575,440

TOTAL GERMANY		144,076,264

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	12,502,611	6,994,942
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $181,256,002)		199,558,602
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20(e)
(Cost $13,487,813)	13,500,000	13,490,836
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund 1.60% (f)	1,042,619,315	1,042,827,839
Fidelity Securities Lending Cash Central Fund 1.60% (f)(g)	62,647,681	62,653,946
TOTAL MONEY MARKET FUNDS
(Cost $1,105,481,785)		1,105,481,785
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $28,298,502,009)		28,206,948,163
NET OTHER ASSETS (LIABILITIES) - 0.3%		75,242,986
NET ASSETS - 100%		$28,282,191,149

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	13,232	March 2020	$1,201,465,600	$(110,900,473)	$(110,900,473)

The notional amount of futures purchased as a percentage of Net Assets is 4.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $670,357,021.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $278,380,852 or 1.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,490,836.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,156,253
Fidelity Securities Lending Cash Central Fund	2,923,693
Total	$12,079,946

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,435,645,298	$306,490,278	$1,129,155,020	$--
Consumer Discretionary	3,072,566,798	784,275,619	2,288,291,179	--
Consumer Staples	3,074,474,064	702,373,585	2,372,100,479	--
Energy	1,143,437,382	149,512,227	993,925,155	--
Financials	4,989,773,973	1,122,654,870	3,867,119,010	93
Health Care	3,456,296,441	840,490,387	2,615,806,054	--
Industrials	4,005,894,238	1,526,279,223	2,479,615,015	--
Information Technology	1,981,606,191	824,195,760	1,157,410,431	--
Materials	1,818,327,213	488,879,717	1,329,447,496	--
Real Estate	973,257,626	708,205,782	265,051,844	--
Utilities	1,136,696,318	222,779,025	913,917,293	--
Government Obligations	13,490,836	--	13,490,836	--
Money Market Funds	1,105,481,785	1,105,481,785	--	--
Total Investments in Securities:	$28,206,948,163	$8,781,618,258	$19,425,329,812	$93
Derivative Instruments:
Liabilities
Futures Contracts	$(110,900,473)	$(110,900,473)	$--	$--
Total Liabilities	$(110,900,473)	$(110,900,473)	$--	$--
Total Derivative Instruments:	$(110,900,473)	$(110,900,473)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(110,900,473)
Total Equity Risk	0	(110,900,473)
Total Value of Derivatives	$0	$(110,900,473)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020
Assets
Investment in securities, at value (including securities loaned of $57,737,334) — See accompanying schedule: Unaffiliated issuers (cost $27,193,020,224)	$27,101,466,378
Fidelity Central Funds (cost $1,105,481,785)	1,105,481,785
Total Investment in Securities (cost $28,298,502,009)		$28,206,948,163
Segregated cash with brokers for derivative instruments		48,088,773
Foreign currency held at value (cost $12,318,638)		12,183,270
Receivable for investments sold		42,830,256
Receivable for fund shares sold		80,525,317
Dividends receivable		117,848,202
Distributions receivable from Fidelity Central Funds		1,197,099
Other receivables		504,695
Total assets		28,510,125,775
Liabilities
Payable for investments purchased	$42,975,681
Payable for fund shares redeemed	111,796,981
Accrued management fee	889,610
Payable for daily variation margin on futures contracts	9,122,869
Other payables and accrued expenses	504,695
Collateral on securities loaned	62,644,790
Total liabilities		227,934,626
Net Assets		$28,282,191,149
Net Assets consist of:
Paid in capital		$29,190,616,930
Total accumulated earnings (loss)		(908,425,781)
Net Assets		$28,282,191,149
Net Asset Value and Maximum Offering Price
Fidelity International Index Fund:
Net Asset Value, offering price and redemption price per share ($28,282,191,149 ÷ 731,726,244 shares)		$38.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 29, 2020
Investment Income
Dividends		$930,540,314
Interest		409,352
Income from Fidelity Central Funds (including $2,923,693 from security lending)		12,079,946
Income before foreign taxes withheld		943,029,612
Less foreign taxes withheld		(64,183,509)
Total income		878,846,103
Expenses
Management fee	$10,207,225
Independent trustees' fees and expenses	147,325
Legal	4,230
Commitment fees	68,014
Total expenses before reductions	10,426,794
Expense reductions	(476)
Total expenses after reductions		10,426,318
Net investment income (loss)		868,419,785
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(272,701,722)
Fidelity Central Funds	5,966
Forward foreign currency contracts	105,227
Foreign currency transactions	600,185
Futures contracts	37,884,831
Total net realized gain (loss)		(234,105,513)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(554,552,100)
Fidelity Central Funds	5,717
Forward foreign currency contracts	(105,227)
Assets and liabilities in foreign currencies	547,597
Futures contracts	(112,173,701)
Total change in net unrealized appreciation (depreciation)		(666,277,714)
Net gain (loss)		(900,383,227)
Net increase (decrease) in net assets resulting from operations		$(31,963,442)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 29, 2020	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$868,419,785	$705,649,357
Net realized gain (loss)	(234,105,513)	185,630,335
Change in net unrealized appreciation (depreciation)	(666,277,714)	(2,008,069,687)
Net increase (decrease) in net assets resulting from operations	(31,963,442)	(1,116,789,995)
Distributions to shareholders	(930,785,857)	(597,217,317)
Share transactions - net increase (decrease)	4,075,365,837	4,849,157,235
Total increase (decrease) in net assets	3,112,616,538	3,135,149,923
Net Assets
Beginning of period	25,169,574,611	22,034,424,688
End of period	$28,282,191,149	$25,169,574,611

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Index Fund

Years ended February 28,	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$39.67	$43.09	$36.88	$32.82	$39.76
Income from Investment Operations
Net investment income (loss)B	1.28	1.23	1.13	1.11	1.16
Net realized and unrealized gain (loss)	(.93)	(3.64)	6.16	4.04	(7.10)
Total from investment operations	.35	(2.41)	7.29	5.15	(5.94)
Distributions from net investment income	(1.37)	(1.01)	(1.02)	(1.06)	(1.00)
Distributions from net realized gain	–	–	(.06)	(.03)	–
Total distributions	(1.37)	(1.01)	(1.08)	(1.09)	(1.00)
Redemption fees added to paid in capitalB	–	–	–	–C	–C
Net asset value, end of period	$38.65	$39.67	$43.09	$36.88	$32.82
Total ReturnD	.58%	(5.43)%	19.82%	15.85%	(15.12)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.05%	.05%	.06%	.08%
Expenses net of fee waivers, if any	.04%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.04%	.05%	.05%	.05%	.06%
Net investment income (loss)	3.12%	3.12%	2.72%	3.11%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$28,282,191	$25,169,575	$6,814,539	$4,761,598	$1,734,082
Portfolio turnover rateG	2%	3%H	2%H	2%	1%H

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2020

1. Organization.

Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 2, 2018, each Fund's publicly offered shares classes, with the exception of Class F for Fidelity Total Market Index Fund, were consolidated into a single share class. The surviving class is Fidelity Total Market Index Fund (formerly Institutional Premium Class), Fidelity Extended Market Index Fund (formerly Institutional Premium Class) and Fidelity International Index Fund (formerly Institutional Premium Class). Effective after the close of business on April 26, 2019, Fidelity Total Market Index Fund no longer offered Class F, and all outstanding shares of Class F were redeemed. Prior or current fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the following periods:

Investor Class, Premium Class and Institutional Class	March 1, 2018 through November 2, 2018
Class F	March 1, 2019 through April 26, 2019

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Total Market Index Fund	$1,021,580
Fidelity Extended Market Index Fund	$534,787
Fidelity International Index Fund	$504,695

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 29, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, partnerships (including allocations from Fidelity Central Funds), certain deemed distributions, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index Fund	$34,896,121,783	$15,487,819,836	$(4,035,196,908)	$11,452,622,928
Fidelity Extended Market Index Fund	19,996,622,264	8,261,296,588	(3,649,135,625)	4,612,160,963
Fidelity International Index Fund	28,481,492,765	4,963,940,235	(5,238,484,837)	(274,544,602)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Total Market Index Fund	$125,908,402	$–	$(90,048,317)	$11,452,622,928
Fidelity Extended Market Index Fund	21,446,055	352,494,507	–	4,612,160,963
Fidelity International Index Fund	–	–	(633,796,445)	(274,124,639)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Total Market Index Fund	$–	$(90,048,317)	$(90,048,317)
Fidelity International Index Fund	(80,996,893)	(552,799,552)	(633,796,455)

The tax character of distributions paid was as follows:

February 29, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index Fund	$944,263,394	$97,804,666	$1,042,068,060
Fidelity Extended Market Index Fund	347,512,094	707,259,754	1,054,771,848
Fidelity International Index Fund	930,785,857	–	930,785,857

February 28, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index Fund	$1,062,318,947	$193,098,673	$1,255,417,620
Fidelity Extended Market Index Fund	307,729,454	800,296,185	1,108,025,639
Fidelity International Index Fund	597,217,317	–	597,217,317

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Market Index Fund
Equity Risk
Futures Contracts	$31,977,147	$(15,448,051)
Total Equity Risk	$31,977,147	$(15,448,051)
Fidelity Extended Market Index Fund
Equity Risk
Futures Contracts	$2,998,616	$(10,583,424)
Total Equity Risk	2,998,616	$(10,583,424)
Fidelity International Index Fund
Equity Risk
Futures Contracts	$37,884,831	$(112,173,701)
Total Equity Risk	$37,884,831	$(112,173,701)
Foreign Exchange Risk
Forward Foreign Currency Contracts	$105,227	$(105,227)
Total Foreign Exchange Risk	105,227	(105,227)
Totals	$37,990,058	$(112,278,928)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Fidelity International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, Fidelity International Index Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period, except for Fidelity Extended Market Index Fund and Fidelity International Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index Fund	8,260,446,602	5,649,908,342
Fidelity Extended Market Index Fund	4,599,103,567	3,473,197,692
Fidelity International Index Fund	3,652,747,957	490,997,035

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, securities were delivered in-kind through redemptions are noted in the table below. Realized gain (loss) on securities delivered in-kind through redemptions is included in each applicable Fund's accompanying Statement of Changes in Net Assets as realized gain or loss on investment securities and is not taxable to the Fund.

	Value of Securities Delivered	Realized gain (loss)
Fidelity Extended Market Index	$ 441,023,062	$292,072,729
Fidelity International Index	$423,571,757	$173,776,605

In addition, during the prior period, 3,472,310 shares of Fidelity International Index Fund were redeemed in-kind for investments and cash valued at $136,253,459. The Fund had a net realized gain of $37,473,611 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in the share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015%, .045% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. Prior to May 1, 2019, the annual management fee rate for Fidelity International Index Fund was .045%. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Total Market Index Fund and Fidelity International Index Fund had no interfund loans outstanding. Fidelity Extended Market Index Fund's open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Market Index Fund	Borrower	$145,021,917	2.58%	$124,573
Fidelity Extended Market Index Fund	Borrower	$11,439,755	2.16%	$32,506

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 227,760,667 shares of the Fidelity Total Market Index Fund were redeemed in-kind for investments and cash with a value of $18,972,597,820. The net realized gain of $12,280,777,708 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Notes to Financial Statements. The Fidelity Total Market Index Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Fidelity Total Market Index Fund	$11,210
Fidelity Extended Market Index Fund	20,053

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Total Market Index Fund	$131,708
Fidelity Extended Market Index Fund	59,506
Fidelity International Index Fund	68,014

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Market Index Fund	$730,981	$664,791	$5,542,862
Fidelity Extended Market Index Fund	$2,003,988	$1,643,323	$17,036,094
Fidelity International Index Fund	$1,417	$–	$–

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Extended Market Index Fund	$26,231,000	2.75%	$2,004

10. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Total Market Index Fund	$32,832	$19
Fidelity Extended Market Index Fund	59,678	7
Fidelity International Index Fund	329	147

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2020	Year ended February 28, 2019
Fidelity Total Market Index Fund
Distributions to shareholders
Investor Class	$–	$2,643,070
Premium Class	–	95,554,672
Institutional Class	–	11,657,891
Fidelity Total Market Index Fund	966,634,210	826,659,950
Class F	75,433,850	318,902,037
Total	$1,042,068,060	$1,255,417,620
Fidelity Extended Market Index Fund
Distributions to shareholders
Investor Class	$–	$503,933
Premium Class	–	16,357,102
Fidelity Extended Market Index Fund	1,054,771,848	1,091,164,604
Total	$1,054,771,848	$1,108,025,639
Fidelity International Index Fund
Distributions to shareholders
Investor Class	$–	$493,861
Premium Class	–	11,498,487
Institutional Class	–	3,239,034
Fidelity International Index Fund	930,785,857	581,985,935
Total	$930,785,857	$597,217,317

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 29, 2020	Year ended February 28, 2019	Year ended February 29, 2020	Year ended February 28, 2019
Fidelity Total Market Index Fund
Investor Class
Shares sold	–	4,019,092	$–	$321,586,444
Reinvestment of distributions	–	32,797	–	2,485,299
Shares redeemed	–	(14,311,611)	–	(1,127,640,932)
Net increase (decrease)	–	(10,259,722)	$–	$(803,569,189)
Premium Class
Shares sold	–	33,941,527	$–	$2,708,157,234
Reinvestment of distributions	–	1,130,172	–	85,644,409
Shares redeemed	–	(389,445,522)	–	(30,662,792,136)
Net increase (decrease)	–	(354,373,823)	$–	$(27,868,990,493)
Institutional Class
Shares sold	–	6,937,506	$–	$550,209,868
Reinvestment of distributions	–	129,741	–	9,830,506
Shares redeemed	–	(50,228,600)	–	(3,979,265,959)
Net increase (decrease)	–	(43,161,353)	$–	$(3,419,225,585)
Fidelity Total Market Index Fund
Shares sold	151,880,371	548,051,126	$12,804,948,877	$42,944,138,381
Reinvestment of distributions	9,991,424	10,313,797	871,987,215	755,006,295
Shares redeemed	(161,669,345)(a)	(83,887,771)	(13,707,283,949)(a)	(6,461,116,988)
Net increase (decrease)	202,450	474,477,152	$(30,347,857)	$37,238,027,688
Class F
Shares sold	7,901,740	53,060,174	$639,001,501	$4,063,333,929
Reinvestment of distributions	915,904	4,337,951	75,433,850	318,902,037
Shares redeemed	(206,354,025)	(21,002,842)	(17,168,346,164)	(1,667,467,073)
Net increase (decrease)	(197,536,381)	36,395,283	$(16,453,910,813)	$2,714,768,893
Fidelity Extended Market Index Fund
Investor Class
Shares sold	–	1,801,865	$–	$118,602,143
Reinvestment of distributions	–	7,831	–	488,757
Shares redeemed	–	(12,973,810)	–	(823,775,253)
Net increase (decrease)	–	(11,164,114)	$–	$(704,684,353)
Premium Class
Shares sold	–	37,648,220	$–	$2,479,187,065
Reinvestment of distributions	–	249,891	–	15,595,685
Shares redeemed	–	(322,930,159)	–	(20,627,305,774)
Net increase (decrease)	–	(285,032,08)	$–	$(18,132,523,024)
Fidelity Extended Market Index Fund
Shares sold	98,665,047	346,750,053	$6,209,283,364	$21,910,869,231
Reinvestment of distributions	15,998,702	18,931,791	1,012,486,919	1,047,073,345
Shares redeemed	(95,260,892)	(44,258,061)(b)	(5,987,353,176)	(2,691,839,241)(b)
Net increase (decrease)	19,402,857	321,423,783	$1,234,417,107	$20,266,103,335
Fidelity International Index Fund
Investor Class
Shares sold	–	3,227,281	$–	$136,457,524
Reinvestment of distributions	–	10,462	–	453,026
Shares redeemed	–	(19,311,118)	–	(775,276,067)
Net increase (decrease)	–	(16,073,375)	$–	$(638,365,517)
Premium Class
Shares sold	–	43,661,531	$–	$1,853,780,288
Reinvestment of distributions	–	243,147	–	10,528,255
Shares redeemed	–	(309,962,334)	–	(12,483,807,052)
Net increase (decrease)	–	(266,057,656)	$–	$(10,619,498,509)
Institutional Class
Shares sold	–	21,887,065	$–	$929,778,540
Reinvestment of distributions	–	69,194	–	2,996,108
Shares redeemed	–	(93,088,706)	–	(3,742,701,069)
Net increase (decrease)	–	(71,132,447)	$–	$(2,809,926,421)
Fidelity International Index Fund
Shares sold	255,519,001	580,182,795	$10,557,302,502	$23,057,381,443
Reinvestment of distributions	20,541,058	14,857,238	870,654,871	549,904,860
Shares redeemed	(178,751,314)	(118,779,420)(b)	(7,352,591,536)	(4,690,338,621)(b)
Net increase (decrease)	97,308,745	476,260,613	$4,075,365,837	$18,916,947,682

 (a) Amount includes in-kind redemptions (see Affiliated Redemptions In-Kind notes for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (three of the funds constituting Fidelity Concord Street Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020, the statements of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2020 and each of the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 15, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 302 funds. Mr. Chiel oversees 173 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Previously, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity), Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail), Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005) and Chairman (2014-2017) and a member of the Board (2010-2017) of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes). Mr. Lacy currently serves as a member of the Board of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present), Trustee of the California Chapter of The Nature Conservancy (2015-present) and a member of the Board of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Previously, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments and a member of Scudder, Stevens & Clark and Scudder Kemper Investments. Ms. Small previously served as a member of the Board (2009-2019) and Chair of the Investment Committee (2010-2019) of the Teagle Foundation and a member of the Investment Committee of the Berkshire Taconic Community Foundation (2008-2019).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as a member of the Advisory Board of other Fidelity® funds. Previously, Ms. Fuller served as Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Kampling also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Tomasky also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board [Include if document contains trusts for which the individual serves as Advisory Board Member and trusts for which he/she does not serve as Advisory Board Member:of Name(s) of Trust(s)]

Mr. Wiley also serves as Trustee or a member of the Advisory Board of other Fidelity® funds. Previously, Mr. Wiley served as Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley currently serves as a member of the Board of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018) and a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Fidelity Total Market Index Fund	.02%
Actual		$1,000.00	$1,017.00	$.10
Hypothetical-C		$1,000.00	$1,024.76	$.10
Fidelity Extended Market Index Fund	.05%
Actual		$1,000.00	$1,006.50	$.25
Hypothetical-C		$1,000.00	$1,024.61	$.25
Fidelity International Index Fund	.04%
Actual		$1,000.00	$1,000.30	$.20
Hypothetical-C		$1,000.00	$1,024.66	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Total Market Index Fund	04/09/20	04/08/20	$0.231	$0.000
Fidelity Extended Market Index Fund	04/09/20	04/08/20	$0.056	$0.914
Fidelity International Index Fund	04/09/20	04/08/20	$0.000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 29, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Extended Market Index Fund	$768,574,709

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	April 2019	December 2019
Fidelity Total Market Index Fund
Fidelity Total Market Index Fund	98%	96%
Class F	98%	–
Fidelity Extended Market Index Fund	71%	55%
Fidelity International Index Fund	1%	–

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2019	December 2019
Fidelity Total Market Index Fund
Fidelity Total Market Index Fund	100%	100%
Class F	100%	–
Fidelity Extended Market Index Fund	94%	59%
Fidelity International Index Fund	100%	89%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for as a section 199A dividend.

	April 2019	December 2019
Fidelity Extended Market Index Fund	7%	31%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Index Fund
	04/15/19	$0.1071	$0.0071
	12/16/19	$1.2027	$0.0883

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Extended Market Index Fund
Fidelity International Index Fund
Fidelity Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes. For Fidelity International Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Extended Market Index Fund

Fidelity International Index Fund

Fidelity Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation agreements then in effect for the fund, from the fund's management fee. Given the funds' competitive management fee rates, Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for periods after 2016.

Fidelity Extended Market Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.06% to 0.045%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

Fidelity International Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.06% to 0.05%, (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.05% to 0.045%, and (iii) effective May 1, 2019, the fund's management fee rate was further reduced from 0.045% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016 and 2018, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

Fidelity Total Market Index Fund

The Board considered that (i) effective July 1, 2014, the fund's management fee rate was reduced from 0.045% to 0.035%, and (ii) effective July 1, 2016, the fund's management fee rate was further reduced from 0.035% to 0.015%. The Board considered that the chart below reflects the fund's lower management fee rates for 2014 and 2016, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of Fidelity Extended Market Index Fund and Fidelity International Index Fund and of each class of Fidelity Total Market Index Fund, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Amended and Restated Contracts should be approved and each fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SIF-I-ANN-0420
1.929379.108

Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2020	Past 1 year	Life of fundA
Fidelity Flex® 500 Index Fund	8.26%	9.90%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® 500 Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,248	Fidelity Flex® 500 Index Fund
$13,246	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks stalled to begin the new year and declined in late February, as the outbreak and spread of the new coronavirus threatened to hamper global economic growth and corporate earnings. For the 12 months ending February 29, 2020, the U.S. equity bellwether S&P 500® index gained 8.19%. The period began with equities rising amid upbeat company earnings and signs the U.S. Federal Reserve may pause on rates. The uptrend extended until May, when the index dipped as trade talks between the U.S. and China broke down. The bull market roared back to record a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, as the Treasury yield curve inverted, which some investors viewed as a sign the U.S. economy could be heading for recession. But the market proved resilient, hitting a new high on October 30, when the Fed lowered rates for the third time in 2019, and moving higher through December 31. Following a roughly flat January, stocks sank in late February, after a surge in coronavirus cases outside China created considerable uncertainty and pushed investors to safer asset classes. By sector, information technology (+27%) led the way by a wide margin, followed by utilities and communication services (+13% each). In contrast, energy (-25%) was by far the weakest category, struggling due to sluggish oil prices. Other notable laggards included materials and industrials (-2% each).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 8.26%, roughly in line with the 8.19% increase in the benchmark S&P 500® index. At the individual-stock level, the largest positive impact on performance came from the two largest companies in the index, Apple and Microsoft. Apple (+60%), a maker of consumer electronics and personal computers, reported especially strong growth in services and wearable electronics, while software company Microsoft (+47%) benefited from strong earnings growth and a decision to buy back stock and increase its quarterly dividend. Better-than-expected financial results lifted shares of social media company Facebook (+19%). Electronic-payment processors Visa (+23%) and Mastercard (+30%) both enjoyed strong financial results driven by growth in non-cash financial transactions, boosting these companies' share prices. Other notable contributors included Alphabet (returning roughly 20%), the parent company of online search giant Google – whose shares rose on the company's strong financial results and announcement of a $25 billion share buyback plan – and online retailer Amazon.com (+15%). In contrast, ample oil supply weighed on energy stocks, especially Exxon Mobil (-32%), Chevron (-19%), Occidental Petroleum (-47%) and Schlumberger (-35%). Shares of Boeing (-36%) were hampered by continued fallout from the aircraft manufacturer's beleaguered 737 MAX jet, which remains grounded following deadly crashes in March 2019 and October 2018. Shares of pharmaceutical company Pfizer (-20%) declined on revenue estimates shy of expectations and investors' apparent dissatisfaction with the company's plans to merge one of its business units with Mylan.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2020

% of fund's net assets
Microsoft Corp.	5.0
Apple, Inc.	4.6
Amazon.com, Inc.	3.2
Facebook, Inc. Class A	1.9
Berkshire Hathaway, Inc. Class B	1.6
Alphabet, Inc. Class A	1.6
Alphabet, Inc. Class C	1.6
JPMorgan Chase & Co.	1.5
Johnson & Johnson	1.4
Visa, Inc. Class A	1.3
23.7

Top Market Sectors as of February 29, 2020

% of fund's net assets
Information Technology	24.1
Health Care	13.9
Financials	12.1
Communication Services	10.6
Consumer Discretionary	9.8
Industrials	8.8
Consumer Staples	7.2
Energy	3.5
Utilities	3.4
Real Estate	3.0

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.9%

Schedule of Investments February 29, 2020

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	249,698	$8,794,364
CenturyLink, Inc.	33,395	403,078
Verizon Communications, Inc.	141,347	7,655,354
		16,852,796
Entertainment - 1.9%
Activision Blizzard, Inc.	26,284	1,527,889
Electronic Arts, Inc. (a)	9,994	1,013,092
Live Nation Entertainment, Inc. (a)	4,775	290,177
Netflix, Inc. (a)	14,984	5,529,546
Take-Two Interactive Software, Inc. (a)	3,843	413,046
The Walt Disney Co.	61,617	7,249,240
		16,022,990
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (a)	10,245	13,720,616
Class C (a)	10,213	13,678,577
Facebook, Inc. Class A (a)	82,263	15,833,160
Twitter, Inc. (a)	26,489	879,435
		44,111,788
Media - 1.4%
Charter Communications, Inc. Class A (a)	5,362	2,644,378
Comcast Corp. Class A	155,216	6,275,383
Discovery Communications, Inc.:
Class A (a)	5,197	133,563
Class C (non-vtg.) (a)	11,607	291,336
DISH Network Corp. Class A (a)	8,760	293,635
Fox Corp.:
Class A	12,037	370,017
Class B	5,557	169,211
Interpublic Group of Companies, Inc.	13,200	281,952
News Corp.:
Class A	12,991	156,866
Class B	4,409	54,848
Omnicom Group, Inc.	7,498	519,461
ViacomCBS, Inc. Class B	18,560	456,762
		11,647,412
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	10,846	977,875

TOTAL COMMUNICATION SERVICES		89,612,861

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.1%
Aptiv PLC	8,747	683,228
BorgWarner, Inc.	7,053	222,875
		906,103
Automobiles - 0.3%
Ford Motor Co.	133,238	927,336
General Motors Co.	43,016	1,311,988
Harley-Davidson, Inc.	5,262	160,333
		2,399,657
Distributors - 0.1%
Genuine Parts Co.	4,947	431,576
LKQ Corp. (a)	10,479	309,969
		741,545
Diversified Consumer Services - 0.0%
H&R Block, Inc.	6,649	137,435
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	13,654	456,863
Chipotle Mexican Grill, Inc. (a)	870	673,015
Darden Restaurants, Inc.	4,194	408,915
Hilton Worldwide Holdings, Inc.	9,611	934,189
Las Vegas Sands Corp.	11,502	670,682
Marriott International, Inc. Class A	9,303	1,153,572
McDonald's Corp.	25,746	4,999,101
MGM Mirage, Inc.	17,712	435,007
Norwegian Cruise Line Holdings Ltd. (a)	7,249	270,098
Royal Caribbean Cruises Ltd.	5,852	470,559
Starbucks Corp.	40,397	3,168,337
Wynn Resorts Ltd.	3,316	358,062
Yum! Brands, Inc.	10,361	924,719
		14,923,119
Household Durables - 0.4%
D.R. Horton, Inc.	11,402	607,385
Garmin Ltd.	4,938	436,470
Leggett & Platt, Inc.	4,520	179,263
Lennar Corp. Class A	9,597	579,083
Mohawk Industries, Inc. (a)	2,048	248,115
Newell Brands, Inc.	13,132	202,627
NVR, Inc. (a)	118	432,727
PulteGroup, Inc.	8,703	349,861
Whirlpool Corp.	2,161	276,305
		3,311,836
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	14,236	26,817,065
eBay, Inc.	26,042	902,095
Expedia, Inc.	4,800	473,376
The Booking Holdings, Inc. (a)	1,432	2,428,185
		30,620,721
Leisure Products - 0.0%
Hasbro, Inc.	4,313	333,179
Multiline Retail - 0.5%
Dollar General Corp.	8,723	1,311,067
Dollar Tree, Inc. (a)	8,058	669,056
Kohl's Corp.	5,409	211,762
Macy's, Inc.	10,558	139,682
Nordstrom, Inc.	3,653	126,759
Target Corp.	17,335	1,785,505
		4,243,831
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	2,366	314,631
AutoZone, Inc. (a)	811	837,366
Best Buy Co., Inc.	7,750	586,288
CarMax, Inc. (a)	5,596	488,587
Gap, Inc.	7,254	103,950
L Brands, Inc.	7,946	172,110
Lowe's Companies, Inc.	26,219	2,794,159
O'Reilly Automotive, Inc. (a)	2,581	951,666
Ross Stores, Inc.	12,403	1,349,198
The Home Depot, Inc.	37,295	8,124,343
Tiffany & Co., Inc.	3,674	490,810
TJX Companies, Inc.	41,531	2,483,554
Tractor Supply Co.	4,032	356,872
Ulta Beauty, Inc. (a)	1,961	504,153
		19,557,687
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	5,253	135,632
Hanesbrands, Inc.	12,349	163,501
NIKE, Inc. Class B	42,621	3,809,465
PVH Corp.	2,530	187,498
Ralph Lauren Corp.	1,705	179,895
Tapestry, Inc.	9,540	223,713
Under Armour, Inc.:
Class A (sub. vtg.) (a)	6,400	90,816
Class C (non-vtg.) (a)	6,668	83,217
VF Corp.	11,152	802,944
		5,676,681

TOTAL CONSUMER DISCRETIONARY		82,851,794

CONSUMER STAPLES - 7.2%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	6,171	378,961
Constellation Brands, Inc. Class A (sub. vtg.)	5,736	988,772
Molson Coors Beverage Co. Class B	6,475	321,225
Monster Beverage Corp. (a)	13,004	811,580
PepsiCo, Inc.	47,663	6,292,946
The Coca-Cola Co.	131,796	7,049,768
		15,843,252
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	15,109	4,247,744
Kroger Co.	27,297	767,865
Sysco Corp.	17,480	1,165,042
Walgreens Boots Alliance, Inc.	25,668	1,174,568
Walmart, Inc.	48,479	5,220,219
		12,575,438
Food Products - 1.1%
Archer Daniels Midland Co.	18,953	713,580
Campbell Soup Co.	5,751	259,485
Conagra Brands, Inc.	16,565	442,120
General Mills, Inc.	20,769	1,017,681
Hormel Foods Corp.	9,442	392,787
Kellogg Co.	8,476	512,544
Lamb Weston Holdings, Inc.	4,951	430,192
McCormick & Co., Inc. (non-vtg.)	4,207	615,021
Mondelez International, Inc.	49,310	2,603,568
The Hershey Co.	5,067	729,597
The J.M. Smucker Co.	3,887	400,322
The Kraft Heinz Co.	21,199	525,099
Tyson Foods, Inc. Class A	10,048	681,556
		9,323,552
Household Products - 1.7%
Church & Dwight Co., Inc.	8,358	581,048
Clorox Co.	4,273	681,202
Colgate-Palmolive Co.	29,328	1,981,693
Kimberly-Clark Corp.	11,741	1,540,302
Procter & Gamble Co.	85,226	9,650,140
		14,434,385
Personal Products - 0.2%
Coty, Inc. Class A	10,030	92,577
Estee Lauder Companies, Inc. Class A	7,614	1,397,930
		1,490,507
Tobacco - 0.8%
Altria Group, Inc.	63,884	2,578,997
Philip Morris International, Inc.	53,186	4,354,338
		6,933,335

TOTAL CONSUMER STAPLES		60,600,469

ENERGY - 3.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	22,341	359,467
Halliburton Co.	28,085	476,322
Helmerich & Payne, Inc.	3,809	140,514
National Oilwell Varco, Inc.	13,337	249,535
Schlumberger Ltd.	47,599	1,289,457
TechnipFMC PLC	14,553	215,967
		2,731,262
Oil, Gas & Consumable Fuels - 3.2%
Apache Corp.	12,893	321,294
Cabot Oil & Gas Corp.	13,929	194,031
Chevron Corp.	64,633	6,032,844
Cimarex Energy Co.	3,527	116,567
Concho Resources, Inc.	6,902	469,474
ConocoPhillips Co.	37,538	1,817,590
Devon Energy Corp.	13,361	216,983
Diamondback Energy, Inc.	5,521	342,302
EOG Resources, Inc.	19,932	1,260,898
Exxon Mobil Corp.	144,629	7,439,716
Hess Corp.	8,838	496,519
HollyFrontier Corp.	5,056	170,286
Kinder Morgan, Inc.	66,643	1,277,546
Marathon Oil Corp.	28,017	231,981
Marathon Petroleum Corp.	22,214	1,053,388
Noble Energy, Inc.	16,392	259,485
Occidental Petroleum Corp.	30,578	1,001,124
ONEOK, Inc.	14,070	938,750
Phillips 66 Co.	15,203	1,138,097
Pioneer Natural Resources Co.	5,656	694,444
The Williams Companies, Inc.	41,298	786,727
Valero Energy Corp.	14,053	931,011
		27,191,057

TOTAL ENERGY		29,922,319

FINANCIALS - 12.1%
Banks - 4.9%
Bank of America Corp.	276,623	7,883,756
Citigroup, Inc.	74,613	4,734,941
Citizens Financial Group, Inc.	14,835	470,121
Comerica, Inc.	4,923	259,147
Fifth Third Bancorp	24,093	587,869
First Republic Bank	5,784	581,697
Huntington Bancshares, Inc.	35,170	431,536
JPMorgan Chase & Co.	107,167	12,443,160
KeyCorp	34,285	560,560
M&T Bank Corp.	4,520	634,518
Peoples United Financial, Inc.	15,859	221,867
PNC Financial Services Group, Inc.	14,974	1,892,714
Regions Financial Corp.	32,852	444,159
SVB Financial Group (a)	1,779	370,317
Truist Financial Corp.	45,846	2,115,334
U.S. Bancorp	48,542	2,254,290
Wells Fargo & Co.	131,520	5,372,592
Zions Bancorp NA	5,928	236,824
		41,495,402
Capital Markets - 2.7%
Ameriprise Financial, Inc.	4,315	609,710
Bank of New York Mellon Corp.	28,703	1,145,250
BlackRock, Inc. Class A	4,033	1,867,319
Cboe Global Markets, Inc.	3,800	433,200
Charles Schwab Corp.	39,107	1,593,610
CME Group, Inc.	12,249	2,435,346
E*TRADE Financial Corp.	7,759	355,207
Franklin Resources, Inc.	9,456	205,763
Goldman Sachs Group, Inc.	10,899	2,188,192
Intercontinental Exchange, Inc.	19,041	1,698,838
Invesco Ltd.	12,718	183,139
MarketAxess Holdings, Inc.	1,300	421,629
Moody's Corp.	5,555	1,333,367
Morgan Stanley	42,075	1,894,637
MSCI, Inc.	2,884	852,049
Northern Trust Corp.	7,216	633,276
Raymond James Financial, Inc.	4,196	350,911
S&P Global, Inc.	8,358	2,222,476
State Street Corp.	12,386	843,610
T. Rowe Price Group, Inc.	8,006	944,788
The NASDAQ OMX Group, Inc.	3,908	400,765
		22,613,082
Consumer Finance - 0.6%
American Express Co.	22,940	2,521,794
Capital One Financial Corp.	15,943	1,407,129
Discover Financial Services	10,687	700,853
Synchrony Financial	19,291	561,368
		5,191,144
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	66,826	13,788,877
Insurance - 2.3%
AFLAC, Inc.	25,096	1,075,364
Allstate Corp.	11,082	1,166,381
American International Group, Inc.	29,752	1,254,344
Aon PLC	8,006	1,665,248
Arthur J. Gallagher & Co.	6,401	624,033
Assurant, Inc.	2,042	246,245
Chubb Ltd.	15,489	2,246,370
Cincinnati Financial Corp.	5,173	482,331
Everest Re Group Ltd.	1,387	343,810
Globe Life, Inc.	3,383	313,469
Hartford Financial Services Group, Inc.	12,260	612,387
Lincoln National Corp.	6,833	310,150
Loews Corp.	8,795	401,316
Marsh & McLennan Companies, Inc.	17,251	1,803,765
MetLife, Inc.	26,746	1,142,589
Principal Financial Group, Inc.	8,765	389,078
Progressive Corp.	19,996	1,462,907
Prudential Financial, Inc.	13,756	1,037,890
The Travelers Companies, Inc.	8,831	1,058,042
Unum Group	7,051	164,359
W.R. Berkley Corp.	4,964	333,283
Willis Group Holdings PLC	4,376	828,158
		18,961,519

TOTAL FINANCIALS		102,050,024

HEALTH CARE - 13.9%
Biotechnology - 2.1%
AbbVie, Inc.	50,553	4,332,898
Alexion Pharmaceuticals, Inc. (a)	7,546	709,550
Amgen, Inc.	20,309	4,056,317
Biogen, Inc. (a)	6,170	1,902,766
Gilead Sciences, Inc.	43,249	2,999,751
Incyte Corp. (a)	6,124	461,811
Regeneron Pharmaceuticals, Inc. (a)	2,732	1,214,565
Vertex Pharmaceuticals, Inc. (a)	8,794	1,970,120
		17,647,778
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	60,410	4,653,382
Abiomed, Inc. (a)	1,544	232,001
Align Technology, Inc. (a)	2,445	533,866
Baxter International, Inc.	17,465	1,457,804
Becton, Dickinson & Co.	9,249	2,199,597
Boston Scientific Corp. (a)	47,680	1,782,755
Danaher Corp.	21,865	3,161,242
Dentsply Sirona, Inc.	7,634	375,898
Edwards Lifesciences Corp. (a)	7,137	1,461,943
Hologic, Inc. (a)	9,217	434,305
IDEXX Laboratories, Inc. (a)	2,922	743,678
Intuitive Surgical, Inc. (a)	3,953	2,110,744
Medtronic PLC	45,812	4,611,894
ResMed, Inc.	4,926	783,037
STERIS PLC	2,881	456,984
Stryker Corp.	11,011	2,098,586
Teleflex, Inc.	1,578	528,662
The Cooper Companies, Inc.	1,701	552,094
Varian Medical Systems, Inc. (a)	3,082	378,994
Zimmer Biomet Holdings, Inc.	7,043	958,904
		29,516,370
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	5,154	434,585
Anthem, Inc.	8,670	2,228,970
Cardinal Health, Inc.	9,964	519,324
Centene Corp. (a)	19,975	1,059,075
Cigna Corp.	12,771	2,336,327
CVS Health Corp.	44,478	2,632,208
DaVita HealthCare Partners, Inc. (a)	3,057	237,284
HCA Holdings, Inc.	9,053	1,149,822
Henry Schein, Inc. (a)	4,983	303,664
Humana, Inc.	4,530	1,448,150
Laboratory Corp. of America Holdings (a)	3,309	581,358
McKesson Corp.	6,167	862,517
Quest Diagnostics, Inc.	4,590	486,815
UnitedHealth Group, Inc.	32,384	8,256,625
Universal Health Services, Inc. Class B	2,741	339,171
		22,875,895
Health Care Technology - 0.1%
Cerner Corp.	10,694	740,773
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	10,548	812,934
Illumina, Inc. (a)	5,030	1,336,320
IQVIA Holdings, Inc. (a)	6,148	857,585
Mettler-Toledo International, Inc. (a)	830	582,411
PerkinElmer, Inc.	3,837	331,670
Thermo Fisher Scientific, Inc.	13,708	3,986,286
Waters Corp. (a)	2,208	430,317
		8,337,523
Pharmaceuticals - 4.5%
Allergan PLC	11,223	2,139,889
Bristol-Myers Squibb Co.	80,139	4,733,009
Eli Lilly & Co.	28,882	3,642,887
Johnson & Johnson	89,950	12,096,476
Merck & Co., Inc.	87,021	6,662,328
Mylan NV (a)	17,701	304,280
Perrigo Co. PLC	4,638	235,100
Pfizer, Inc.	189,158	6,321,660
Zoetis, Inc. Class A	16,291	2,170,450
		38,306,079

TOTAL HEALTH CARE		117,424,418

INDUSTRIALS - 8.8%
Aerospace & Defense - 2.4%
Arconic, Inc.	13,189	387,097
General Dynamics Corp.	8,020	1,280,714
Harris Corp.	7,563	1,495,432
Huntington Ingalls Industries, Inc.	1,389	285,481
Lockheed Martin Corp.	8,483	3,137,607
Northrop Grumman Corp.	5,361	1,762,911
Raytheon Co.	9,524	1,795,845
Textron, Inc.	7,765	315,259
The Boeing Co.	18,277	5,028,185
TransDigm Group, Inc.	1,706	951,624
United Technologies Corp.	27,732	3,621,522
		20,061,677
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	4,611	317,698
Expeditors International of Washington, Inc.	5,808	408,999
FedEx Corp.	8,228	1,161,547
United Parcel Service, Inc. Class B	23,966	2,168,683
		4,056,927
Airlines - 0.3%
Alaska Air Group, Inc.	4,292	216,574
American Airlines Group, Inc.	13,349	254,298
Delta Air Lines, Inc.	19,737	910,468
Southwest Airlines Co.	16,114	744,306
United Airlines Holdings, Inc. (a)	7,381	454,596
		2,580,242
Building Products - 0.3%
A.O. Smith Corp.	4,690	185,490
Allegion PLC	3,171	364,633
Fortune Brands Home & Security, Inc.	4,735	292,386
Johnson Controls International PLC	26,447	967,167
Masco Corp.	9,651	398,779
		2,208,455
Commercial Services & Supplies - 0.4%
Cintas Corp.	2,856	761,809
Copart, Inc. (a)	6,959	587,896
Republic Services, Inc.	7,241	653,573
Rollins, Inc.	4,819	180,423
Waste Management, Inc.	13,366	1,481,086
		3,664,787
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	4,598	424,579
Quanta Services, Inc.	4,860	185,312
		609,891
Electrical Equipment - 0.5%
AMETEK, Inc.	7,776	668,736
Eaton Corp. PLC	14,161	1,284,686
Emerson Electric Co.	20,869	1,337,912
Rockwell Automation, Inc.	3,932	721,522
		4,012,856
Industrial Conglomerates - 1.3%
3M Co.	19,668	2,935,252
General Electric Co.	298,597	3,248,735
Honeywell International, Inc.	24,434	3,962,462
Roper Technologies, Inc.	3,564	1,253,459
		11,399,908
Machinery - 1.5%
Caterpillar, Inc.	18,912	2,349,627
Cummins, Inc.	5,218	789,431
Deere & Co.	10,769	1,685,133
Dover Corp.	4,948	508,358
Flowserve Corp.	4,451	178,886
Fortive Corp.	10,065	696,095
IDEX Corp.	2,616	387,168
Illinois Tool Works, Inc.	10,013	1,679,981
PACCAR, Inc.	11,778	787,948
Parker Hannifin Corp.	4,376	808,554
Pentair PLC	5,822	229,329
Snap-On, Inc.	1,857	268,801
Stanley Black & Decker, Inc.	5,177	743,935
Trane Technologies PLC	8,206	1,058,902
Westinghouse Air Brake Co.	6,220	427,314
Xylem, Inc.	6,136	474,558
		13,074,020
Professional Services - 0.3%
Equifax, Inc.	4,160	590,886
IHS Markit Ltd.	13,660	973,138
Nielsen Holdings PLC	12,270	223,437
Robert Half International, Inc.	3,970	200,128
Verisk Analytics, Inc.	5,586	866,444
		2,854,033
Road & Rail - 1.0%
CSX Corp.	26,599	1,873,900
J.B. Hunt Transport Services, Inc.	2,924	281,991
Kansas City Southern	3,377	508,846
Norfolk Southern Corp.	8,922	1,626,927
Old Dominion Freight Lines, Inc.	2,196	425,585
Union Pacific Corp.	23,734	3,792,931
		8,510,180
Trading Companies & Distributors - 0.2%
Fastenal Co.	19,506	667,495
United Rentals, Inc. (a)	2,580	341,798
W.W. Grainger, Inc.	1,486	412,424
		1,421,717

TOTAL INDUSTRIALS		74,454,693

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	1,848	356,886
Cisco Systems, Inc.	145,033	5,791,168
F5 Networks, Inc. (a)	2,075	248,896
Juniper Networks, Inc.	11,417	242,269
Motorola Solutions, Inc.	5,869	972,376
		7,611,595
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	10,169	932,294
CDW Corp.	4,895	559,107
Corning, Inc.	26,403	629,976
FLIR Systems, Inc.	4,524	192,134
IPG Photonics Corp. (a)	1,221	155,848
Keysight Technologies, Inc. (a)	6,387	605,232
TE Connectivity Ltd.	11,412	945,712
Zebra Technologies Corp. Class A (a)	1,842	388,607
		4,408,910
IT Services - 5.6%
Accenture PLC Class A	21,713	3,921,151
Akamai Technologies, Inc. (a)	5,518	477,362
Alliance Data Systems Corp.	1,400	120,232
Automatic Data Processing, Inc.	14,807	2,291,235
Broadridge Financial Solutions, Inc.	3,904	407,421
Cognizant Technology Solutions Corp. Class A	18,747	1,142,255
DXC Technology Co.	7,355	177,329
Fidelity National Information Services, Inc.	21,025	2,937,613
Fiserv, Inc. (a)	19,540	2,136,894
FleetCor Technologies, Inc. (a)	2,955	785,409
Gartner, Inc. (a)	3,036	392,828
Global Payments, Inc.	10,294	1,893,787
IBM Corp.	30,279	3,940,812
Jack Henry & Associates, Inc.	2,623	398,014
Leidos Holdings, Inc.	4,530	465,005
MasterCard, Inc. Class A	30,349	8,808,797
Paychex, Inc.	10,849	840,581
PayPal Holdings, Inc. (a)	40,154	4,336,230
The Western Union Co.	14,223	318,453
VeriSign, Inc. (a)	3,513	666,592
Visa, Inc. Class A	58,516	10,635,868
		47,093,868
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)	39,999	1,819,155
Analog Devices, Inc.	12,604	1,374,466
Applied Materials, Inc.	31,599	1,836,534
Broadcom, Inc.	13,561	3,697,000
Intel Corp.	148,680	8,254,714
KLA-Tencor Corp.	5,369	825,269
Lam Research Corp.	4,965	1,456,880
Maxim Integrated Products, Inc.	9,317	518,212
Microchip Technology, Inc.	8,193	743,187
Micron Technology, Inc. (a)	37,862	1,990,027
NVIDIA Corp.	20,922	5,650,405
Qorvo, Inc. (a)	3,953	397,593
Qualcomm, Inc.	39,037	3,056,597
Skyworks Solutions, Inc.	5,797	580,743
Texas Instruments, Inc.	31,953	3,647,115
Xilinx, Inc.	8,573	715,760
		36,563,657
Software - 7.8%
Adobe, Inc. (a)	16,555	5,713,462
ANSYS, Inc. (a)	2,918	706,710
Autodesk, Inc. (a)	7,537	1,438,663
Cadence Design Systems, Inc. (a)	9,554	631,902
Citrix Systems, Inc.	3,931	406,426
Fortinet, Inc. (a)	4,833	493,256
Intuit, Inc.	8,907	2,367,926
Microsoft Corp.	260,759	42,245,562
Nortonlifelock, Inc.	19,519	371,447
Oracle Corp.	74,066	3,663,304
Paycom Software, Inc. (a)	1,670	472,026
Salesforce.com, Inc. (a)	30,330	5,168,232
ServiceNow, Inc. (a)	6,454	2,104,585
Synopsys, Inc. (a)	5,124	706,753
		66,490,254
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	142,761	39,025,147
Hewlett Packard Enterprise Co.	44,398	567,850
HP, Inc.	50,718	1,054,427
NetApp, Inc.	7,784	363,668
Seagate Technology LLC	7,871	377,414
Western Digital Corp.	10,163	564,656
Xerox Holdings Corp.	6,356	204,663
		42,157,825

TOTAL INFORMATION TECHNOLOGY		204,326,109

MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	7,546	1,657,177
Albemarle Corp. U.S.	3,622	296,461
Celanese Corp. Class A	4,197	393,427
CF Industries Holdings, Inc.	7,389	272,359
Corteva, Inc.	25,479	693,029
Dow, Inc.	25,392	1,026,091
DuPont de Nemours, Inc.	25,268	1,083,997
Eastman Chemical Co.	4,635	285,099
Ecolab, Inc.	8,584	1,548,983
FMC Corp.	4,393	408,988
International Flavors & Fragrances, Inc. (b)	3,657	438,035
Linde PLC	18,370	3,508,854
LyondellBasell Industries NV Class A	8,811	629,634
PPG Industries, Inc.	8,048	840,614
Sherwin-Williams Co.	2,813	1,453,618
The Mosaic Co.	11,992	204,224
		14,740,590
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,128	484,184
Vulcan Materials Co.	4,508	542,132
		1,026,316
Containers & Packaging - 0.3%
Amcor PLC	55,458	516,869
Avery Dennison Corp.	2,869	328,472
Ball Corp.	11,197	788,941
International Paper Co.	13,453	497,223
Packaging Corp. of America	3,200	289,984
Sealed Air Corp.	5,240	158,824
WestRock Co.	8,859	294,562
		2,874,875
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	49,541	493,428
Newmont Corp.	28,032	1,251,068
Nucor Corp.	10,423	430,991
		2,175,487

TOTAL MATERIALS		20,817,268

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	4,172	633,643
American Tower Corp.	15,142	3,434,206
Apartment Investment & Management Co. Class A	5,116	244,749
AvalonBay Communities, Inc.	4,790	960,826
Boston Properties, Inc.	4,894	631,032
Crown Castle International Corp.	14,217	2,037,154
Digital Realty Trust, Inc. (b)	7,150	858,787
Duke Realty Corp.	12,565	407,986
Equinix, Inc.	2,918	1,671,430
Equity Residential (SBI)	12,017	902,477
Essex Property Trust, Inc.	2,272	643,794
Extra Space Storage, Inc.	4,393	440,881
Federal Realty Investment Trust (SBI)	2,395	278,634
HCP, Inc.	16,815	532,027
Host Hotels & Resorts, Inc.	24,718	357,917
Iron Mountain, Inc.	9,777	297,319
Kimco Realty Corp.	14,374	249,389
Mid-America Apartment Communities, Inc.	3,877	501,141
Prologis, Inc.	25,249	2,127,986
Public Storage	5,139	1,074,668
Realty Income Corp.	11,181	809,393
Regency Centers Corp.	5,710	327,982
SBA Communications Corp. Class A	3,855	1,021,922
Simon Property Group, Inc.	10,466	1,288,155
SL Green Realty Corp.	2,769	217,200
UDR, Inc.	10,142	456,187
Ventas, Inc.	12,686	682,126
Vornado Realty Trust	5,393	288,957
Welltower, Inc.	13,896	1,039,699
Weyerhaeuser Co.	25,355	658,723
		25,076,390
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	11,504	645,835

TOTAL REAL ESTATE		25,722,225

UTILITIES - 3.4%
Electric Utilities - 2.1%
Alliant Energy Corp.	8,150	424,778
American Electric Power Co., Inc.	16,909	1,509,297
Duke Energy Corp.	24,916	2,284,797
Edison International	12,272	824,556
Entergy Corp.	6,818	797,092
Evergy, Inc.	7,776	508,162
Eversource Energy	11,028	953,481
Exelon Corp.	33,257	1,433,709
FirstEnergy Corp.	18,556	826,299
NextEra Energy, Inc.	16,705	4,222,356
Pinnacle West Capital Corp.	3,841	343,731
PPL Corp.	26,244	787,582
Southern Co.	35,856	2,164,268
Xcel Energy, Inc.	18,008	1,122,259
		18,202,367
Gas Utilities - 0.0%
Atmos Energy Corp.	4,073	420,537
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	8,532	283,348
The AES Corp.	22,766	380,875
		664,223
Multi-Utilities - 1.1%
Ameren Corp.	8,452	667,708
CenterPoint Energy, Inc.	17,018	391,754
CMS Energy Corp.	9,724	587,524
Consolidated Edison, Inc.	11,376	896,656
Dominion Energy, Inc.	28,116	2,198,109
DTE Energy Co.	6,541	730,433
NiSource, Inc.	12,664	342,181
Public Service Enterprise Group, Inc.	17,305	887,920
Sempra Energy	9,640	1,347,479
WEC Energy Group, Inc.	10,804	997,533
		9,047,297
Water Utilities - 0.1%
American Water Works Co., Inc.	6,153	760,880

TOTAL UTILITIES		29,095,304

TOTAL COMMON STOCKS
(Cost $785,348,466)		836,877,484
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (c)
(Cost $99,910)	100,000	99,932
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund 1.60% (d)	5,042,403	$5,043,411
Fidelity Securities Lending Cash Central Fund 1.60% (d)(e)	1,291,219	1,291,348
TOTAL MONEY MARKET FUNDS
(Cost $6,334,759)		6,334,759
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $791,783,135)		843,312,175
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,164,719
NET ASSETS - 100%		$846,476,894

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	65	March 2020	$9,591,075	$(277,521)	$(277,521)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,932.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$103,193
Fidelity Securities Lending Cash Central Fund	20,422
Total	$123,615

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$89,612,861	$89,612,861	$--	$--
Consumer Discretionary	82,851,794	82,851,794	--	--
Consumer Staples	60,600,469	60,600,469	--	--
Energy	29,922,319	29,922,319	--	--
Financials	102,050,024	102,050,024	--	--
Health Care	117,424,418	117,424,418	--	--
Industrials	74,454,693	74,454,693	--	--
Information Technology	204,326,109	204,326,109	--	--
Materials	20,817,268	20,817,268	--	--
Real Estate	25,722,225	25,722,225	--	--
Utilities	29,095,304	29,095,304	--	--
U.S. Government and Government Agency Obligations	99,932	--	99,932	--
Money Market Funds	6,334,759	6,334,759	--	--
Total Investments in Securities:	$843,312,175	$843,212,243	$99,932	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(277,521)	$(277,521)	$--	$--
Total Liabilities	$(277,521)	$(277,521)	$--	$--
Total Derivative Instruments:	$(277,521)	$(277,521)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(277,521)
Total Equity Risk	0	(277,521)
Total Value of Derivatives	$0	$(277,521)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020
Assets
Investment in securities, at value (including securities loaned of $1,235,738) — See accompanying schedule: Unaffiliated issuers (cost $785,448,376)	$836,977,416
Fidelity Central Funds (cost $6,334,759)	6,334,759
Total Investment in Securities (cost $791,783,135)		$843,312,175
Segregated cash with brokers for derivative instruments		138,690
Receivable for investments sold		125,175
Receivable for fund shares sold		7,312,344
Dividends receivable		1,651,253
Distributions receivable from Fidelity Central Funds		4,882
Receivable for daily variation margin on futures contracts		15,232
Total assets		852,559,751
Liabilities
Payable for investments purchased	$117,344
Payable for fund shares redeemed	4,674,037
Collateral on securities loaned	1,291,476
Total liabilities		6,082,857
Net Assets		$846,476,894
Net Assets consist of:
Paid in capital		$794,712,813
Total accumulated earnings (loss)		51,764,081
Net Assets		$846,476,894
Net Asset Value, offering price and redemption price per share ($846,476,894 ÷ 67,094,781 shares)		$12.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 29, 2020
Investment Income
Dividends		$14,235,308
Interest		4,421
Income from Fidelity Central Funds (including $20,422 from security lending)		123,615
Total income		14,363,344
Expenses
Independent trustees' fees and expenses	$3,679
Commitment fees	1,665
Total expenses before reductions	5,344
Expense reductions	(500)
Total expenses after reductions		4,844
Net investment income (loss)		14,358,500
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(782,214)
Fidelity Central Funds	542
Futures contracts	991,630
Total net realized gain (loss)		209,958
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	27,416,088
Fidelity Central Funds	(589)
Futures contracts	(445,858)
Total change in net unrealized appreciation (depreciation)		26,969,641
Net gain (loss)		27,179,599
Net increase (decrease) in net assets resulting from operations		$41,538,099

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 29, 2020	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,358,500	$8,521,149
Net realized gain (loss)	209,958	(1,074,665)
Change in net unrealized appreciation (depreciation)	26,969,641	23,191,052
Net increase (decrease) in net assets resulting from operations	41,538,099	30,637,536
Distributions to shareholders	(13,704,827)	(7,862,732)
Share transactions
Proceeds from sales of shares	471,638,049	649,202,752
Reinvestment of distributions	4,051,846	869,887
Cost of shares redeemed	(210,883,239)	(145,392,112)
Net increase (decrease) in net assets resulting from share transactions	264,806,656	504,680,527
Total increase (decrease) in net assets	292,639,928	527,455,331
Net Assets
Beginning of period	553,836,966	26,381,635
End of period	$846,476,894	$553,836,966
Other Information
Shares
Sold	36,447,389	56,673,621
Issued in reinvestment of distributions	300,950	75,823
Redeemed	(16,262,534)	(12,418,104)
Net increase (decrease)	20,485,805	44,331,340

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex 500 Index Fund

Years ended February 28,	2020 A	2019	2018 B
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)C	.26	.24	.22
Net realized and unrealized gain (loss)	.73	.29	1.47
Total from investment operations	.99	.53	1.69
Distributions from net investment income	(.25)	(.19)	(.10)
Distributions from net realized gain	–	(.04)	(.01)
Total distributions	(.25)	(.23)	(.11)
Net asset value, end of period	$12.62	$11.88	$11.58
Total ReturnD,E	8.26%	4.67%	16.91%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	- %I
Expenses net of fee waivers, if anyH	-%	-%	- %I
Expenses net of all reductionsH	-%	-%	- %I
Net investment income (loss)	1.98%	2.05%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$846,477	$553,837	$26,382
Portfolio turnover rateJ	3%	8%K	10%I

 A For the year ended February 29.

 B For the period March 9, 2017 (commencement of operations) to February 28, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2020

1. Organization.

Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 29, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, short-term gain distributions from the Underlying Funds, market discount, capital loss carryforwards, certain deemed distributions and losses deferred due to wash sales and excise tax regulartions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$105,483,700
Gross unrealized depreciation	(56,666,651)
Net unrealized appreciation (depreciation)	$48,817,049
Tax Cost	$794,495,126

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,217,143
Capital loss carryforward	$(270,111)
Net unrealized appreciation (depreciation) on securities and other investments	$48,817,049

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(270,111)

The tax character of distributions paid was as follows:

	February 29, 2020	February 28, 2019
Ordinary Income	$13,704,827	$ 7,715,487
Long-term Capital Gains	--	147,245
Total	$13,704,827	$ 7,862,732

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex 500 Index Fund	288,390,350	24,597,074

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $236,623,797 in exchange for 20,903,162 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex 500 Index Fund	$1,665

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $500.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Flex 500 Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex 500 Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of February 29, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from March 9, 2017 (commencement of operations) to February 28, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 29, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from March 9, 2017 (commencement of operations) to February 28, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 29, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

April 13, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 302 funds. Mr. Chiel oversees 173 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Previously, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity), Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail), Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005) and Chairman (2014-2017) and a member of the Board (2010-2017) of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes). Mr. Lacy currently serves as a member of the Board of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present), Trustee of the California Chapter of The Nature Conservancy (2015-present) and a member of the Board of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Previously, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments and a member of Scudder, Stevens & Clark and Scudder Kemper Investments. Ms. Small previously served as a member of the Board (2009-2019) and Chair of the Investment Committee (2010-2019) of the Teagle Foundation and a member of the Investment Committee of the Berkshire Taconic Community Foundation (2008-2019).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as a member of the Advisory Board of other Fidelity® funds. Previously, Ms. Fuller served as Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Kampling also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Tomasky also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or a member of the Advisory Board of other Fidelity® funds. Previously, Mr. Wiley served as Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley currently serves as a member of the Board of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018) and a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	- %-C	$1,000.00	$1,019.90	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

A total of 0.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 98%, 92%, 92%, and 92% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 99%, 96%, 96%, and 96% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2%, 5%, 5%, and 5% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts).FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Z5I-ANN-0420
1.9881571.102

Fidelity® Series Total Market Index Fund

Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® Series Total Market Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Total Market Index Fund on April 26, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Period Ending Values
$10,138	Fidelity® Series Total Market Index Fund
$10,141	Dow Jones U.S. Total Stock Market Index℠

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks stalled to begin the new year and declined in late February, as the outbreak and spread of the new coronavirus threatened to hamper global economic growth and corporate earnings. For the 12 months ending February 29, 2020, the U.S. equity bellwether S&P 500® index gained 8.19%. The period began with equities rising amid upbeat company earnings and signs the U.S. Federal Reserve may pause on rates. The uptrend extended until May, when the index dipped as trade talks between the U.S. and China broke down. The bull market roared back to record a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, as the Treasury yield curve inverted, which some investors viewed as a sign the U.S. economy could be heading for recession. But the market proved resilient, hitting a new high on October 30, when the Fed lowered rates for the third time in 2019, and moving higher through December 31. Following a roughly flat January, stocks sank in late February, after a surge in coronavirus cases outside China created considerable uncertainty and pushed investors to safer asset classes. By sector, information technology (+27%) led the way by a wide margin, followed by utilities and communication services (+13% each). In contrast, energy (-25%) was by far the weakest category, struggling due to sluggish oil prices. Other notable laggards included materials and industrials (-2% each).

Comments from the Geode Capital Management, LLC, passive equity index team:  From the fund's inception date of April 26, 2019 to its February 29, 2020 fiscal year end, the fund gained 1.38%, roughly in line with the benchmark Dow Jones U.S. Total Stock Market Index. At the individual-stock level, the largest positive impact on performance came from the two largest companies in the index, Apple and Microsoft. Apple (+35%), a maker of consumer electronics and personal computers, reported especially strong growth in services and wearable electronics, while software company Microsoft (+27%) benefited from strong earnings growth and a decision to buy back stock and increase its quarterly dividend. Electronic-payment processors Mastercard (+18%) and Visa (+11%) both enjoyed strong financial results driven by growth in non-cash financial transactions, boosting these companies' share prices. Another notable contributor was electric-vehicle manufacturer Tesla (+176%), whose shares gained especially sharply in January and the first half of February 2020, as the company announced its second consecutive profitable quarter. In contrast, ample oil supply weighed on energy stocks, especially Exxon Mobil (-32%), Chevron (-17%) and Occidental Petroleum (-43%). Shares of Boeing (-26%) were hampered by continued fallout from the aircraft manufacturer's beleaguered 737 MAX jet, which remains grounded following deadly crashes in March 2019 and October 2018. Shares of pharmaceutical company Pfizer (-12%) declined on revenue estimates shy of expectations and investors' apparent dissatisfaction with the company's plans to merge one of its business units with Mylan.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2020

% of fund's net assets
Microsoft Corp.	4.2
Apple, Inc.	3.9
Amazon.com, Inc.	2.7
Facebook, Inc. Class A	1.6
Berkshire Hathaway, Inc. Class B	1.4
Alphabet, Inc. Class A	1.4
Alphabet, Inc. Class C	1.4
JPMorgan Chase & Co.	1.3
Johnson & Johnson	1.2
Visa, Inc. Class A	1.1
20.2

Top Market Sectors as of February 29, 2020

% of fund's net assets
Information Technology	23.3
Health Care	14.0
Financials	12.9
Consumer Discretionary	10.2
Communication Services	9.7
Industrials	9.5
Consumer Staples	6.4
Real Estate	4.1
Utilities	3.3
Energy	3.3

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.0%

Schedule of Investments February 29, 2020

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc. (a)	40,036	$84,076
AT&T, Inc.	5,462,115	192,375,690
ATN International, Inc.	9,405	506,930
Bandwidth, Inc. (a)	12,011	755,372
CenturyLink, Inc.	737,032	8,895,976
Cincinnati Bell, Inc. (a)	38,497	502,386
Cogent Communications Group, Inc.	31,563	2,304,415
Consolidated Communications Holdings, Inc. (b)	52,480	326,426
Frontier Communications Corp. (a)(b)	73,053	39,522
GCI Liberty, Inc. (a)	71,497	4,941,158
Globalstar, Inc. (a)(b)	446,071	182,175
GlowPoint, Inc. (a)	553	885
IDT Corp. Class B (a)	13,196	101,609
Iridium Communications, Inc. (a)	73,312	1,984,556
Ooma, Inc. (a)	15,265	195,850
ORBCOMM, Inc. (a)	57,483	190,269
Pareteum Corp. (a)(b)	87,870	49,207
PDVWireless, Inc. (a)	10,079	472,201
Verizon Communications, Inc.	3,091,966	167,460,879
Vonage Holdings Corp. (a)	173,931	1,558,422
Zayo Group Holdings, Inc. (a)	173,906	6,084,971
		389,012,975
Entertainment - 1.7%
Activision Blizzard, Inc.	574,457	33,393,185
AMC Entertainment Holdings, Inc. Class A (b)	38,127	238,675
Ballantyne of Omaha, Inc. (a)	5,296	15,888
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	1,523	13,448
Cinedigm Corp. (a)	1,655	842
Cinemark Holdings, Inc.	80,443	2,088,300
Electronic Arts, Inc. (a)	218,357	22,134,849
Gaia, Inc. Class A (a)(b)	8,587	72,388
Global Eagle Entertainment, Inc. (a)	30,827	9,248
Glu Mobile, Inc. (a)	87,954	626,232
Lions Gate Entertainment Corp.:
Class A (a)(b)	63,074	501,438
Class B (a)	55,015	407,111
Live Nation Entertainment, Inc. (a)	105,736	6,425,577
LiveXLive Media, Inc. (a)(b)	20,308	25,588
Marcus Corp.	16,601	443,579
Netflix, Inc. (a)	327,801	120,968,403
Reading International, Inc. Class A (a)	11,224	93,496
Roku, Inc. Class A (a)(b)	68,509	7,787,418
Rosetta Stone, Inc. (a)	17,467	301,655
Sciplay Corp. (A Shares)	16,685	150,832
Take-Two Interactive Software, Inc. (a)	84,732	9,106,995
The Madison Square Garden Co. (a)	12,983	3,477,107
The Walt Disney Co.	1,347,873	158,577,258
World Wrestling Entertainment, Inc. Class A (b)	33,730	1,577,552
Zynga, Inc. (a)	697,680	4,681,433
		373,118,497
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	223,877	299,827,272
Class C (a)	223,694	299,600,085
ANGI Homeservices, Inc. Class A (a)(b)	55,766	397,612
Autoweb, Inc. (a)	2,781	5,451
CarGurus, Inc. Class A (a)	54,066	1,378,142
Cars.com, Inc. (a)	46,482	422,057
DHI Group, Inc. (a)	41,671	95,010
Eventbrite, Inc. (a)	25,811	377,099
EverQuote, Inc. Class A (a)(b)	7,834	318,217
Facebook, Inc. Class A (a)	1,799,639	346,376,518
IAC/InterActiveCorp (a)	54,369	11,088,014
Liberty TripAdvisor Holdings, Inc. (a)	48,378	210,686
Match Group, Inc. (a)(b)	40,740	2,648,100
MeetMe, Inc. (a)	50,417	257,127
Pinterest, Inc. Class A	73,540	1,434,030
QuinStreet, Inc. (a)	35,840	461,619
Snap, Inc. Class A (a)	587,832	8,329,579
Super League Gaming, Inc. (b)	10,121	34,209
Travelzoo, Inc. (a)	3,176	25,980
TripAdvisor, Inc.	79,258	1,858,600
TrueCar, Inc. (a)	71,487	188,011
Twitter, Inc. (a)	580,994	19,289,001
Yelp, Inc. (a)	48,584	1,519,222
Zedge, Inc. (a)	4,399	6,387
Zillow Group, Inc.:
Class A (a)	34,130	1,900,017
Class C (a)(b)	85,940	4,796,311
		1,002,844,356
Media - 1.5%
A.H. Belo Corp. Class A	6,538	16,345
Altice U.S.A., Inc. Class A (a)	231,345	5,982,582
AMC Networks, Inc. Class A (a)	32,843	1,018,133
Boston Omaha Corp. (a)(b)	7,610	148,091
Cable One, Inc.	3,765	5,922,420
Cardlytics, Inc. (a)	14,919	1,184,419
Cbdmd, Inc. (a)(b)	38,238	39,003
Central European Media Enterprises Ltd. Class A (a)	67,654	299,707
Charter Communications, Inc. Class A (a)	117,230	57,814,319
Clear Channel Outdoor Holdings, Inc. (a)	278,499	576,493
Comcast Corp. Class A	3,394,425	137,236,603
comScore, Inc. (a)	32,518	113,813
Cumulus Media, Inc. (a)	9,966	120,090
Daily Journal Corp. (a)(b)	760	190,000
Discovery Communications, Inc.:
Class A (a)(b)	122,275	3,142,468
Class C (non-vtg.) (a)	245,941	6,173,119
DISH Network Corp. Class A (a)	191,671	6,424,812
E.W. Scripps Co. Class A (b)	39,817	473,822
Emerald Expositions Events, Inc.	17,347	119,000
Emmis Communications Corp. Class A (a)	587	2,119
Entercom Communications Corp. Class A	79,698	276,552
Entravision Communication Corp. Class A	39,708	79,813
Fluent, Inc. (a)	22,705	52,903
Fox Corp.:
Class A	279,869	8,603,173
Class B	106,307	3,237,048
Gray Television, Inc. (a)	65,563	1,240,452
Harte-Hanks, Inc. (a)	1,340	3,993
Hemisphere Media Group, Inc. (a)	17,324	218,802
iHeartMedia, Inc. (a)(b)	41,978	634,288
Insignia Systems, Inc. (a)	1,485	1,143
Interpublic Group of Companies, Inc.	289,430	6,182,225
John Wiley & Sons, Inc. Class A	34,186	1,271,377
Lee Enterprises, Inc. (a)(b)	35,332	52,998
Liberty Broadband Corp.:
Class A (a)	15,879	1,963,915
Class C (a)	116,754	14,698,161
Liberty Global PLC:
Class A (a)	130,229	2,542,070
Class C (a)	303,557	5,643,125
Liberty Latin America Ltd.:
Class A (a)	32,617	494,148
Class C (a)	90,935	1,381,303
Liberty Media Corp.:
Liberty Braves Class A (a)	4,208	109,492
Liberty Braves Class C (a)	30,137	782,959
Liberty Formula One Group Series C (a)	147,162	5,748,148
Liberty Media Class A (a)	24,854	931,776
Liberty SiriusXM Series A (a)	58,845	2,628,606
Liberty SiriusXM Series C (a)	113,317	5,056,205
Loral Space & Communications Ltd. (a)	9,820	305,009
Marchex, Inc. Class B (a)	14,738	38,171
MDC Partners, Inc. Class A (a)	37,707	94,645
Mediaco Holding, Inc. (a)	75	506
Meredith Corp.	31,113	819,828
MSG Network, Inc. Class A (a)(b)	35,769	452,120
National CineMedia, Inc.	44,968	345,804
New Media Investment Group, Inc. (b)	88,748	372,742
News Corp.:
Class A	264,467	3,193,439
Class B (b)	118,283	1,471,441
Nexstar Broadcasting Group, Inc. Class A	34,605	3,978,883
Omnicom Group, Inc.	162,573	11,263,057
Saga Communications, Inc. Class A	2,533	72,900
Salem Communications Corp. Class A	3,196	3,931
Scholastic Corp.	24,600	789,414
Sinclair Broadcast Group, Inc. Class A	51,038	1,184,592
Sirius XM Holdings, Inc. (b)	1,025,304	6,500,427
Srax, Inc. (a)(b)	7,628	21,969
TechTarget, Inc. (a)	17,384	402,092
Tegna, Inc.	162,964	2,333,644
The New York Times Co. Class A	108,077	4,048,564
Townsquare Media, Inc.	6,126	54,583
Tribune Publishing Co.	12,055	138,271
Urban One, Inc.:
Class A (a)(b)	2,298	4,481
Class D (non-vtg.) (a)	9,533	17,922
ViacomCBS, Inc.:
Class A	25,992	779,760
Class B	383,343	9,434,071
WideOpenWest, Inc. (a)	20,390	128,253
		339,082,552
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	31,153	394,709
Gogo, Inc. (a)(b)	38,085	137,487
NII Holdings, Inc. (a)(c)	62,298	135,187
Shenandoah Telecommunications Co.	36,167	1,606,900
Spok Holdings, Inc.	12,720	126,691
Sprint Corp. (a)	464,002	4,264,178
T-Mobile U.S., Inc. (a)	236,690	21,339,970
Telephone & Data Systems, Inc.	74,818	1,506,835
U.S. Cellular Corp. (a)	10,533	330,842
		29,842,799

TOTAL COMMUNICATION SERVICES		2,133,901,179

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.2%
Adient PLC (a)	65,697	1,572,129
American Axle & Manufacturing Holdings, Inc. (a)	88,918	562,851
Aptiv PLC	190,651	14,891,750
Autoliv, Inc.	58,420	3,898,367
BorgWarner, Inc.	153,191	4,840,836
Cooper Tire & Rubber Co.	37,558	957,353
Cooper-Standard Holding, Inc. (a)	11,870	205,114
Dana, Inc.	107,354	1,543,751
Delphi Technologies PLC (a)	64,962	917,263
Dorman Products, Inc. (a)	22,066	1,338,082
Fox Factory Holding Corp. (a)	29,172	1,849,505
Garrett Motion, Inc. (a)	52,111	361,650
Gentex Corp.	188,181	5,024,433
Gentherm, Inc. (a)	25,778	1,051,227
Horizon Global Corp. (a)(b)	12,602	38,688
LCI Industries	18,807	1,815,816
Lear Corp.	40,892	4,547,190
Modine Manufacturing Co. (a)	36,737	274,058
Motorcar Parts of America, Inc. (a)(b)	12,982	217,319
Shiloh Industries, Inc. (a)	6,967	24,106
Standard Motor Products, Inc.	14,702	646,888
Stoneridge, Inc. (a)	19,511	431,193
Strattec Security Corp.	2,474	51,731
Superior Industries International, Inc.	17,712	46,051
Sypris Solutions, Inc. (a)(b)	4,966	4,519
Tenneco, Inc. (b)	41,202	377,822
The Goodyear Tire & Rubber Co.	175,473	1,699,456
Veoneer, Inc. (a)(b)	74,941	922,524
Visteon Corp. (a)	20,980	1,364,539
Workhorse Group, Inc. (a)(b)	34,854	104,911
XPEL, Inc. (a)(b)	11,397	147,135
		51,728,257
Automobiles - 0.6%
Arcimoto, Inc. (a)(b)	8,340	12,593
Ford Motor Co.	2,911,237	20,262,210
General Motors Co.	939,736	28,661,948
Harley-Davidson, Inc. (b)	115,651	3,523,886
Tesla, Inc. (a)	106,486	71,131,583
Thor Industries, Inc. (b)	41,424	3,123,784
Winnebago Industries, Inc.	24,863	1,290,141
		128,006,145
Distributors - 0.1%
Core-Mark Holding Co., Inc.	36,859	848,126
Educational Development Corp.	1,690	8,720
Funko, Inc. (a)(b)	11,763	95,398
Genuine Parts Co.	109,296	9,534,983
LKQ Corp. (a)	228,931	6,771,779
Pool Corp.	30,088	6,347,364
Weyco Group, Inc.	4,075	89,406
		23,695,776
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	42,445	1,310,277
American Public Education, Inc. (a)	11,317	251,916
Aspen Group, Inc. (a)	14,021	123,104
Bright Horizons Family Solutions, Inc. (a)	43,553	6,844,354
Career Education Corp. (a)	56,519	843,829
Carriage Services, Inc.	11,085	234,448
Chegg, Inc. (a)	86,234	3,381,235
Collectors Universe, Inc.	4,866	111,942
Franchise Group, Inc.	7,702	178,686
Frontdoor, Inc. (a)	63,564	2,695,114
Graham Holdings Co.	3,239	1,628,828
Grand Canyon Education, Inc. (a)	36,212	2,921,584
H&R Block, Inc.	144,772	2,992,437
Houghton Mifflin Harcourt Co. (a)	83,302	455,662
HyreCar, Inc. (a)(b)	13,458	42,258
K12, Inc. (a)	29,534	587,136
Laureate Education, Inc. Class A (a)	82,373	1,540,375
Lincoln Educational Services Corp. (a)	4,619	13,626
OneSpaWorld Holdings Ltd. (b)	24,556	300,074
Regis Corp. (a)	16,384	209,060
Select Interior Concepts, Inc. (a)	12,350	92,255
Service Corp. International	136,400	6,518,556
ServiceMaster Global Holdings, Inc. (a)	102,203	3,655,801
Strategic Education, Inc.	16,561	2,440,760
Universal Technical Institute, Inc. (a)	17,914	132,564
Weight Watchers International, Inc. (a)	34,934	1,048,020
Xpresspa Group, Inc. (a)	145	115
Zovio, Inc. (a)	15,381	24,148
		40,578,164
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	186,407	6,475,779
BBQ Holdings, Inc. (a)	2,247	9,932
BFC Financial Corp. Class A	46,339	161,260
Biglari Holdings, Inc. (a)	73	43,800
Biglari Holdings, Inc. (a)	730	76,986
BJ's Restaurants, Inc.	13,697	451,316
Bloomin' Brands, Inc.	64,363	1,157,890
Bluegreen Vacations Corp. (b)	6,504	50,471
Boyd Gaming Corp.	60,374	1,612,590
Brinker International, Inc. (b)	28,649	984,093
Caesars Entertainment Corp. (a)	413,570	5,256,475
Carnival Corp.	299,796	10,031,174
Carrols Restaurant Group, Inc. (a)	34,746	143,327
Century Casinos, Inc. (a)	19,736	137,757
Chipotle Mexican Grill, Inc. (a)	19,127	14,796,265
Choice Hotels International, Inc. (b)	23,466	2,141,976
Churchill Downs, Inc.	26,427	3,320,288
Chuy's Holdings, Inc. (a)	11,988	257,023
Cracker Barrel Old Country Store, Inc. (b)	18,060	2,588,540
Darden Restaurants, Inc.	91,772	8,947,770
Dave & Buster's Entertainment, Inc. (b)	23,407	772,665
Del Taco Restaurants, Inc. (a)	26,220	167,808
Denny's Corp. (a)	45,586	793,652
Dine Brands Global, Inc.	12,891	1,055,128
Domino's Pizza, Inc.	30,557	10,372,879
Dover Motorsports, Inc.	2,946	4,861
Drive Shack, Inc. (a)	50,982	145,809
Dunkin' Brands Group, Inc.	62,195	4,137,211
El Pollo Loco Holdings, Inc. (a)	13,637	175,917
Eldorado Resorts, Inc. (a)(b)	48,637	2,440,605
Everi Holdings, Inc. (a)	60,279	626,902
Extended Stay America, Inc. unit	139,253	1,528,998
Fiesta Restaurant Group, Inc. (a)	14,939	144,311
Full House Resorts, Inc. (a)	22,240	64,051
Golden Entertainment, Inc. (a)	13,077	212,894
Good Times Restaurants, Inc. (a)	2,340	3,159
Habit Restaurants, Inc. Class A (a)	14,083	196,599
Hilton Grand Vacations, Inc. (a)	63,296	1,687,471
Hilton Worldwide Holdings, Inc.	210,913	20,500,744
Hyatt Hotels Corp. Class A (b)	27,449	2,102,593
Inspired Entertainment, Inc. (a)	13,668	71,074
J. Alexanders Holdings, Inc. (a)	8,393	68,907
Jack in the Box, Inc. (b)	17,355	1,195,065
Kura Sushi U.S.A., Inc. Class A (a)	2,092	38,932
Las Vegas Sands Corp.	252,709	14,735,462
Lindblad Expeditions Holdings (a)	20,484	243,760
Luby's, Inc. (a)	4,308	10,167
Marriott International, Inc. Class A	202,802	25,147,448
Marriott Vacations Worldwide Corp.	28,083	2,717,873
McDonald's Corp.	563,188	109,354,214
MGM Mirage, Inc.	383,914	9,428,928
Monarch Casino & Resort, Inc. (a)	8,774	414,835
Nathan's Famous, Inc.	2,169	129,056
Noodles & Co. (a)(b)	21,007	170,577
Norwegian Cruise Line Holdings Ltd. (a)	159,019	5,925,048
Papa John's International, Inc. (b)	16,740	964,391
Penn National Gaming, Inc. (a)	81,729	2,416,727
Planet Fitness, Inc. (a)	61,374	4,142,131
Playa Hotels & Resorts NV (a)	41,524	220,077
PlayAGS, Inc. (a)	18,919	183,325
Potbelly Corp. (a)	15,440	77,200
Rave Restaurant Group, Inc. (a)	2,676	3,345
RCI Hospitality Holdings, Inc.	7,036	141,775
Red Lion Hotels Corp. (a)	13,212	33,955
Red Robin Gourmet Burgers, Inc. (a)	8,856	243,540
Red Rock Resorts, Inc.	53,901	1,110,900
Royal Caribbean Cruises Ltd.	128,494	10,332,203
Ruth's Hospitality Group, Inc.	19,081	365,020
Scientific Games Corp. Class A (a)	41,104	749,737
SeaWorld Entertainment, Inc. (a)	30,511	830,204
Shake Shack, Inc. Class A (a)(b)	23,375	1,389,410
Six Flags Entertainment Corp.	59,031	1,492,304
Starbucks Corp.	882,857	69,242,475
Target Hospitality Corp. (a)	24,043	112,521
Texas Roadhouse, Inc. Class A	49,102	2,760,514
The Cheesecake Factory, Inc. (b)	31,593	1,125,659
The ONE Group Hospitality, Inc. (a)	21,573	78,741
Town Sports International Holdings, Inc. (a)(b)	12,170	17,281
Twin River Worldwide Holdings, Inc.	16,859	438,334
Vail Resorts, Inc.	30,181	6,416,782
Wendy's Co.	138,074	2,606,837
Wingstop, Inc.	22,291	1,882,475
Wyndham Destinations, Inc.	67,316	2,685,908
Wyndham Hotels & Resorts, Inc.	71,168	3,626,010
Wynn Resorts Ltd.	72,178	7,793,780
Yum! Brands, Inc.	226,410	20,207,093
		419,120,969
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	5,383	53,130
Beazer Homes U.S.A., Inc. (a)	19,636	240,737
Cavco Industries, Inc. (a)	6,525	1,316,223
Century Communities, Inc. (a)	21,908	730,194
Comstock Holding Companies, Inc. (a)(b)	441	803
CSS Industries, Inc.	4,752	44,526
D.R. Horton, Inc.	250,749	13,357,399
Dixie Group, Inc. (a)	3,273	3,109
Emerson Radio Corp. (a)(b)	6,994	5,763
Ethan Allen Interiors, Inc.	15,794	208,481
Flexsteel Industries, Inc.	7,142	98,131
Garmin Ltd.	108,061	9,551,512
GoPro, Inc. Class A (a)(b)	99,522	377,686
Green Brick Partners, Inc. (a)	16,683	182,512
Hamilton Beach Brands Holding Co. Class A	3,629	42,096
Helen of Troy Ltd. (a)	18,843	3,101,558
Hooker Furniture Corp.	7,755	145,872
Hovnanian Enterprises, Inc. Class A (a)	3,549	87,838
Installed Building Products, Inc. (a)	16,152	1,066,840
iRobot Corp. (a)(b)	21,455	1,029,625
KB Home	64,586	2,104,858
Koss Corp. (a)	786	943
La-Z-Boy, Inc.	33,744	966,766
Legacy Housing Corp. (a)	3,947	56,718
Leggett & Platt, Inc.	98,086	3,890,091
Lennar Corp.:
Class A	195,747	11,811,374
Class B	28,840	1,378,840
LGI Homes, Inc. (a)(b)	15,518	1,169,281
Libbey, Inc. (a)(b)	12,363	17,803
Lifetime Brands, Inc.	4,140	26,330
Lovesac (a)(b)	6,454	56,085
M.D.C. Holdings, Inc.	38,445	1,512,426
M/I Homes, Inc. (a)	21,591	803,833
Meritage Homes Corp. (a)	27,227	1,727,825
Mohawk Industries, Inc. (a)	44,485	5,389,358
New Home Co. LLC (a)	5,240	25,728
Newell Brands, Inc.	285,787	4,409,693
Nova LifeStyle, Inc. (a)(b)	1,541	2,466
NVR, Inc. (a)	2,605	9,553,004
PulteGroup, Inc.	189,566	7,620,553
Purple Innovation, Inc. (a)	10,026	136,153
Skyline Champion Corp. (a)	38,117	971,221
Sonos, Inc. (a)(b)	48,541	560,163
Taylor Morrison Home Corp. (a)	98,210	2,211,689
Tempur Sealy International, Inc. (a)	33,738	2,521,916
Toll Brothers, Inc.	92,606	3,429,200
TopBuild Corp. (a)	25,543	2,579,843
TRI Pointe Homes, Inc. (a)	104,744	1,605,726
Tupperware Brands Corp.	33,628	95,840
Turtle Beach Corp. (a)(b)	10,719	70,853
Universal Electronics, Inc. (a)	10,731	453,063
VOXX International Corp. (a)	11,574	42,940
Vuzix Corp. (a)(b)	32,488	51,656
Whirlpool Corp.	47,062	6,017,347
Zagg, Inc. (a)(b)	23,001	154,567
		105,070,187
Internet & Direct Marketing Retail - 3.2%
1-800-FLOWERS.com, Inc. Class A (a)	18,136	327,173
Amazon.com, Inc. (a)	311,441	586,676,984
Blue Apron Holdings, Inc. Class A (a)(b)	3,763	10,762
Chewy, Inc. (b)	41,125	1,217,300
Duluth Holdings, Inc. (a)(b)	11,212	76,914
eBay, Inc.	572,396	19,827,797
Etsy, Inc. (a)	88,823	5,134,858
EVINE Live, Inc. (a)(b)	2,991	8,943
Expedia, Inc.	104,700	10,325,514
Groupon, Inc. (a)	319,558	428,208
GrubHub, Inc. (a)	68,763	3,308,188
Lands' End, Inc. (a)(b)	11,841	124,804
Leaf Group Ltd. (a)	9,086	23,896
Liberty Interactive Corp. QVC Group Series A (a)	293,158	1,999,338
Liquidity Services, Inc. (a)	16,954	66,460
Overstock.com, Inc. (a)(b)	23,078	149,084
PetMed Express, Inc. (b)	15,948	421,027
Quotient Technology, Inc. (a)	53,878	482,208
Remark Holdings, Inc. (a)(b)	10,017	6,585
Revolve Group, Inc. (b)	10,572	172,324
RumbleON, Inc. Class B (a)	6,295	2,156
Shutterstock, Inc.	15,644	602,920
Stamps.com, Inc. (a)	12,013	1,695,154
Stitch Fix, Inc. (a)(b)	17,432	418,891
The Booking Holdings, Inc. (a)	31,291	53,058,897
The RealReal, Inc. (b)	10,476	146,559
The Rubicon Project, Inc. (a)	36,374	412,845
U.S. Auto Parts Network, Inc. (a)	18,043	42,581
Waitr Holdings, Inc. (a)	49,863	17,921
Wayfair LLC Class A (a)(b)	49,475	3,127,315
		690,313,606
Leisure Products - 0.1%
Acushnet Holdings Corp.	29,718	756,323
American Outdoor Brands Corp. (a)	38,444	382,902
Brunswick Corp.	61,003	3,245,360
Callaway Golf Co.	72,071	1,223,766
Clarus Corp.	14,439	166,915
Escalade, Inc.	4,440	37,696
Hasbro, Inc.	95,163	7,351,342
JAKKS Pacific, Inc. (a)(b)	10,740	7,587
Johnson Outdoors, Inc. Class A	4,092	255,382
Malibu Boats, Inc. Class A (a)	14,731	647,280
Marine Products Corp.	3,671	46,181
Mattel, Inc. (a)(b)	260,580	3,072,238
MCBC Holdings, Inc. (a)	15,111	244,345
Nautilus, Inc. (a)	17,824	57,393
Peloton Interactive, Inc. Class A (a)(b)	30,771	821,278
Polaris, Inc.	43,070	3,554,567
Sturm, Ruger & Co., Inc.	12,276	589,739
Summer Infant, Inc. (a)	9,612	4,325
Vista Outdoor, Inc. (a)	42,387	311,544
YETI Holdings, Inc. (a)(b)	23,386	707,427
		23,483,590
Multiline Retail - 0.4%
Big Lots, Inc.	29,909	472,861
Dillard's, Inc. Class A (b)	6,929	390,033
Dollar General Corp.	190,412	28,618,924
Dollar Tree, Inc. (a)	177,428	14,731,847
JC Penney Corp., Inc. (a)(b)	221,721	152,987
Kohl's Corp. (b)	116,143	4,546,998
Macy's, Inc. (b)	232,958	3,082,034
Nordstrom, Inc. (b)	80,747	2,801,921
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	41,345	2,103,220
Target Corp.	379,015	39,038,545
Tuesday Morning Corp. (a)	32,624	53,830
		95,993,200
Specialty Retail - 2.2%
Aaron's, Inc. Class A	50,637	1,991,553
Abercrombie & Fitch Co. Class A	44,855	588,946
Advance Auto Parts, Inc.	52,034	6,919,481
America's Car Mart, Inc. (a)	4,357	447,769
American Eagle Outfitters, Inc.	121,169	1,560,657
Asbury Automotive Group, Inc. (a)	14,857	1,316,924
Ascena Retail Group, Inc. (a)(b)	6,016	22,861
At Home Group, Inc. (a)(b)	33,886	169,430
AutoNation, Inc. (a)	44,496	1,901,314
AutoZone, Inc. (a)	17,820	18,399,328
Barnes & Noble Education, Inc. (a)	29,549	97,807
Bed Bath & Beyond, Inc. (b)	90,133	974,338
Best Buy Co., Inc.	170,355	12,887,356
Big 5 Sporting Goods Corp. (b)	11,969	26,691
Blink Charging Co. (a)(b)	11,956	27,140
Boot Barn Holdings, Inc. (a)	20,989	643,733
Build-A-Bear Workshop, Inc. (a)(b)	9,622	36,660
Burlington Stores, Inc. (a)	49,557	10,717,197
Caleres, Inc.	28,604	329,804
Camping World Holdings, Inc. (b)	23,533	321,931
CarMax, Inc. (a)(b)	123,287	10,764,188
Carvana Co. Class A (a)(b)	37,720	3,127,365
Chico's FAS, Inc.	84,836	340,192
Citi Trends, Inc.	9,221	182,299
Conn's, Inc. (a)(b)	12,751	103,921
Destination XL Group, Inc. (a)	15,154	12,123
Dick's Sporting Goods, Inc.	47,932	1,745,204
DSW, Inc. Class A (b)	43,396	586,280
Express, Inc. (a)	47,551	175,939
Five Below, Inc. (a)	41,757	4,048,341
Floor & Decor Holdings, Inc. Class A (a)	52,470	2,678,594
Foot Locker, Inc.	80,400	2,914,500
Francesca's Holdings Corp. (a)	1,736	11,249
GameStop Corp. Class A (b)	50,212	180,763
Gap, Inc.	156,697	2,245,468
Genesco, Inc. (a)	10,318	355,042
GNC Holdings, Inc. Class A (a)(b)	59,074	99,244
Group 1 Automotive, Inc.	12,752	1,086,853
Guess?, Inc.	30,332	491,378
Haverty Furniture Companies, Inc.	12,540	210,923
Hibbett Sports, Inc. (a)(b)	12,147	237,109
J.Jill, Inc. (b)	7,239	6,153
Kirkland's, Inc. (a)(b)	10,521	12,415
L Brands, Inc.	167,913	3,636,996
Lithia Motors, Inc. Class A (sub. vtg.) (b)	17,112	2,039,066
Lowe's Companies, Inc.	572,999	61,064,503
Lumber Liquidators Holdings, Inc. (a)(b)	19,818	194,216
MarineMax, Inc. (a)	14,623	247,567
Michaels Companies, Inc. (a)(b)	53,900	231,231
Monro, Inc. (b)	24,910	1,397,949
Murphy U.S.A., Inc. (a)	21,847	2,130,083
National Vision Holdings, Inc. (a)(b)	58,058	2,021,580
O'Reilly Automotive, Inc. (a)	56,606	20,871,764
Office Depot, Inc.	399,034	937,730
Party City Holdco, Inc. (a)(b)	37,433	74,492
Penske Automotive Group, Inc. (b)	26,448	1,217,137
Rent-A-Center, Inc.	37,999	808,999
RH (a)	12,231	2,218,703
Ross Stores, Inc.	270,633	29,439,458
RTW Retailwinds, Inc. (a)	14,644	4,102
Sally Beauty Holdings, Inc. (a)(b)	88,531	1,101,326
Shoe Carnival, Inc. (b)	6,288	188,074
Signet Jewelers Ltd.	39,780	927,670
Sleep Number Corp. (a)	21,706	956,149
Sonic Automotive, Inc. Class A (sub. vtg.)	17,139	479,892
Sportsman's Warehouse Holdings, Inc. (a)	27,527	165,162
Stage Stores, Inc. (a)(b)	11,408	6,617
Stein Mart, Inc. (a)(b)	11,913	10,513
Tailored Brands, Inc. (b)	32,487	106,232
The Buckle, Inc. (b)	20,369	460,950
The Cato Corp. Class A (sub. vtg.)	14,937	241,531
The Children's Place Retail Stores, Inc. (b)	11,066	637,402
The Container Store Group, Inc. (a)	8,773	33,162
The Home Depot, Inc.	815,610	177,672,482
Tiffany & Co., Inc.	80,665	10,776,037
Tilly's, Inc.	15,139	98,404
TJX Companies, Inc.	907,293	54,256,121
Tractor Supply Co.	88,769	7,856,944
Trans World Entertainment Corp. (a)	43	172
TravelCenters of America LLC (a)	7,202	87,072
Ulta Beauty, Inc. (a)	42,861	11,019,134
Urban Outfitters, Inc. (a)	54,124	1,272,455
Williams-Sonoma, Inc. (b)	58,527	3,651,500
Winmark Corp.	1,638	327,600
Zumiez, Inc. (a)	14,446	383,252
		492,247,892
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	113,623	2,933,746
Carter's, Inc.	33,144	3,031,682
Centric Brands, Inc. (a)(b)	9,068	18,408
Charles & Colvard Ltd. (a)	20,680	17,783
Cherokee, Inc. (a)	1,996	1,138
Columbia Sportswear Co.	21,851	1,776,486
Crocs, Inc. (a)	51,687	1,352,649
Crown Crafts, Inc.	2,438	14,872
Culp, Inc.	7,752	70,698
Deckers Outdoor Corp. (a)	20,927	3,637,113
Delta Apparel, Inc. (a)	3,850	76,076
Fossil Group, Inc. (a)	35,663	163,693
G-III Apparel Group Ltd. (a)	34,913	780,655
Hanesbrands, Inc.	270,978	3,587,749
Iconix Brand Group, Inc. (a)(b)	2,998	3,448
Kontoor Brands, Inc. (b)	35,060	1,182,924
Lakeland Industries, Inc. (a)(b)	7,768	163,982
Levi Strauss & Co. Class A (b)	30,133	511,960
lululemon athletica, Inc. (a)	89,480	19,453,847
Movado Group, Inc.	11,561	169,947
NIKE, Inc. Class B	931,099	83,221,629
Oxford Industries, Inc.	12,368	746,904
PVH Corp.	55,447	4,109,177
Ralph Lauren Corp.	37,141	3,918,747
Rocky Brands, Inc.	6,166	150,142
Sequential Brands Group, Inc. (a)(b)	24,411	5,859
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	99,893	3,304,460
Steven Madden Ltd.	58,000	1,896,600
Superior Group of Companies, Inc.	8,287	99,610
Tapestry, Inc.	206,070	4,832,342
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	160,746	2,280,986
Class C (non-vtg.) (a)	123,264	1,538,335
Unifi, Inc. (a)	11,590	247,678
Vera Bradley, Inc. (a)	18,320	151,323
VF Corp.	245,024	17,641,728
Vince Holding Corp. (a)	1,696	18,317
Wolverine World Wide, Inc.	61,926	1,628,035
		164,740,728

TOTAL CONSUMER DISCRETIONARY		2,234,978,514

CONSUMER STAPLES - 6.4%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	24,729	22,503
Boston Beer Co., Inc. Class A (a)	6,967	2,583,294
Brown-Forman Corp.:
Class A	35,768	2,099,224
Class B (non-vtg.)	142,174	8,730,905
Celsius Holdings, Inc. (a)(b)	21,894	129,394
Coca-Cola Bottling Co. Consolidated	3,341	656,106
Constellation Brands, Inc. Class A (sub. vtg.)	125,362	21,609,902
Craft Brew Alliance, Inc. (a)	11,328	180,228
Keurig Dr. Pepper, Inc. (b)	201,922	5,629,585
MGP Ingredients, Inc.	9,364	269,309
Molson Coors Beverage Co. Class B	140,730	6,981,615
Monster Beverage Corp. (a)	285,271	17,803,763
National Beverage Corp. (b)	8,502	359,550
New Age Beverages Corp. (a)(b)	53,981	109,042
PepsiCo, Inc.	1,042,303	137,615,265
Primo Water Corp. (a)	24,497	342,958
REED'S, Inc. (a)(b)	14,873	12,092
The Coca-Cola Co.	2,882,965	154,209,798
		359,344,533
Food & Staples Retailing - 1.3%
Andersons, Inc.	24,734	454,364
BJ's Wholesale Club Holdings, Inc. (a)	92,666	1,784,747
Casey's General Stores, Inc.	27,645	4,506,688
Chefs' Warehouse Holdings (a)	17,897	548,006
Costco Wholesale Corp.	330,196	92,831,303
Grocery Outlet Holding Corp. (b)	36,476	1,154,465
HF Foods Group, Inc. (a)	22,989	411,733
Ingles Markets, Inc. Class A	11,410	408,136
Kroger Co.	600,958	16,904,949
Natural Grocers by Vitamin Cottage, Inc. (b)	6,036	41,648
Performance Food Group Co. (a)	87,890	3,726,536
PriceSmart, Inc.	17,412	969,674
Rite Aid Corp. (a)(b)	41,669	567,532
SpartanNash Co.	27,755	344,995
Sprouts Farmers Market LLC (a)	91,268	1,458,463
Sysco Corp.	381,483	25,425,842
U.S. Foods Holding Corp. (a)	164,821	5,544,578
United Natural Foods, Inc. (a)	37,140	240,296
Village Super Market, Inc. Class A (b)	5,614	115,368
Walgreens Boots Alliance, Inc.	561,249	25,682,754
Walmart, Inc.	1,060,814	114,228,452
Weis Markets, Inc. (b)	11,789	439,140
		297,789,669
Food Products - 1.1%
Alico, Inc.	2,436	79,341
Arcadia Biosciences, Inc. (a)(b)	5,842	24,069
Archer Daniels Midland Co.	415,961	15,660,932
B&G Foods, Inc. Class A (b)	45,977	680,460
Beyond Meat, Inc. (b)	7,406	663,948
Bridgford Foods Corp. (a)	1,670	29,192
Bunge Ltd.	106,501	5,000,222
Cal-Maine Foods, Inc. (b)	21,781	759,939
Calavo Growers, Inc. (b)	12,356	895,192
Campbell Soup Co.	125,661	5,669,824
Coffee Holding Co., Inc. (a)	4,336	16,910
Conagra Brands, Inc.	364,374	9,725,142
Darling International, Inc. (a)	121,929	3,133,575
Farmer Brothers Co. (a)	10,529	130,033
Flowers Foods, Inc. (b)	144,164	3,103,851
Fresh Del Monte Produce, Inc.	22,468	616,073
Freshpet, Inc. (a)	23,341	1,551,243
General Mills, Inc.	451,477	22,122,373
Hormel Foods Corp. (b)	208,151	8,659,082
Hostess Brands, Inc. Class A (a)	95,799	1,217,605
Ingredion, Inc.	49,861	4,153,421
J&J Snack Foods Corp.	11,044	1,776,096
John B. Sanfilippo & Son, Inc.	6,386	448,233
Kellogg Co.	186,139	11,255,825
Lamb Weston Holdings, Inc.	108,889	9,461,365
Lancaster Colony Corp.	14,897	2,151,872
Landec Corp. (a)	19,352	198,552
Lifeway Foods, Inc. (a)	578	1,185
Limoneira Co.	11,530	192,551
McCormick & Co., Inc. (non-vtg.)	92,510	13,524,037
Mondelez International, Inc.	1,075,609	56,792,155
Pilgrim's Pride Corp. (a)	40,173	850,061
Post Holdings, Inc. (a)	49,632	5,025,736
RiceBran Technologies (a)(b)	17,086	19,820
S&W Seed Co. (a)	24,853	71,825
Sanderson Farms, Inc.	14,832	1,832,642
Seaboard Corp.	203	693,245
Seneca Foods Corp. Class A (a)	5,636	195,682
The Hain Celestial Group, Inc. (a)	60,995	1,447,411
The Hershey Co.	110,923	15,971,803
The J.M. Smucker Co.	85,397	8,795,037
The Kraft Heinz Co.	466,315	11,550,623
The Simply Good Foods Co. (a)	62,109	1,370,125
Tootsie Roll Industries, Inc. (b)	11,752	377,004
TreeHouse Foods, Inc. (a)	41,976	1,599,705
Tyson Foods, Inc. Class A	220,875	14,981,951
		244,476,968
Household Products - 1.5%
Central Garden & Pet Co. (a)	2,698	72,252
Central Garden & Pet Co. Class A (non-vtg.) (a)	35,161	889,925
Church & Dwight Co., Inc.	184,232	12,807,809
Clorox Co.	93,719	14,940,683
Colgate-Palmolive Co.	640,666	43,289,802
Energizer Holdings, Inc. (b)	48,327	2,077,578
Kimberly-Clark Corp.	256,501	33,650,366
Oil-Dri Corp. of America	3,394	103,279
Procter & Gamble Co.	1,864,509	211,118,354
Spectrum Brands Holdings, Inc.	32,935	1,774,867
WD-40 Co. (b)	10,380	1,790,446
		322,515,361
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	30,206	593,548
Coty, Inc. Class A	223,498	2,062,887
Cyanotech Corp. (a)	678	1,736
Edgewell Personal Care Co. (a)	40,293	1,223,295
elf Beauty, Inc. (a)	18,225	290,871
Estee Lauder Companies, Inc. Class A	165,970	30,472,092
Herbalife Nutrition Ltd. (a)	69,437	2,246,981
Inter Parfums, Inc.	14,079	845,585
LifeVantage Corp. (a)	8,840	105,284
Mannatech, Inc.	177	2,744
MediFast, Inc. (b)	8,725	725,135
Natural Alternatives International, Inc. (a)	1,744	12,557
Natural Health Trends Corp. (b)	6,482	22,946
Nature's Sunshine Products, Inc. (a)	4,183	34,301
Nu Skin Enterprises, Inc. Class A	42,021	1,030,355
Revlon, Inc. (a)(b)	4,806	83,192
USANA Health Sciences, Inc. (a)	8,927	590,075
Veru, Inc. (a)	40,313	166,493
Youngevity International, Inc. (a)(b)	6,666	7,333
		40,517,410
Tobacco - 0.7%
22nd Century Group, Inc. (a)(b)	76,296	56,459
Altria Group, Inc.	1,397,301	56,409,041
Philip Morris International, Inc.	1,163,357	95,244,038
Pyxus International, Inc. (a)(b)	4,843	18,646
Turning Point Brands, Inc. (b)	5,785	151,278
Universal Corp.	19,121	943,621
Vector Group Ltd. (b)	87,051	1,011,533
		153,834,616

TOTAL CONSUMER STAPLES		1,418,478,557

ENERGY - 3.3%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)	59,342	1,103,761
Archrock, Inc.	110,139	776,480
Aspen Aerogels, Inc. (a)	16,368	130,126
Baker Hughes Co. Class A	486,033	7,820,271
Cactus, Inc.	36,060	984,799
Core Laboratories NV (b)	33,702	904,562
COVIA Corp. (a)	20,413	31,436
Dawson Geophysical Co. (a)	7,005	13,590
Diamond Offshore Drilling, Inc. (a)(b)	47,205	143,975
DMC Global, Inc. (b)	10,426	375,962
Dril-Quip, Inc. (a)	26,355	938,765
ENGlobal Corp. (a)	1,662	1,679
Enservco Corp. (a)(b)	6,054	844
Era Group, Inc. (a)	15,478	151,684
Exterran Corp. (a)	20,759	105,871
Forum Energy Technologies, Inc. (a)	54,653	42,629
Frank's International NV (a)	71,886	281,793
FTS International, Inc. (a)	21,178	19,590
Geospace Technologies Corp. (a)	10,614	130,871
Gulf Island Fabrication, Inc. (a)	6,737	29,980
Halliburton Co.	657,042	11,143,432
Helix Energy Solutions Group, Inc. (a)	103,051	691,472
Helmerich & Payne, Inc.	81,899	3,021,254
Hi-Crush, Inc. (a)(b)	74,724	44,834
Independence Contract Drilling, Inc. (a)	37,121	14,670
ION Geophysical Corp. (a)	7,782	27,393
KLX Energy Services Holdings, Inc. (a)	15,599	37,750
Liberty Oilfield Services, Inc. Class A	39,465	264,021
Mammoth Energy Services, Inc. (b)	8,360	9,112
Matrix Service Co. (a)	19,103	230,764
Mitcham Industries, Inc. (a)	6,865	18,192
Nabors Industries Ltd.	246,885	434,518
National Oilwell Varco, Inc.	291,158	5,447,566
Natural Gas Services Group, Inc. (a)	6,970	68,864
NCS Multistage Holdings, Inc. (a)	12,232	13,333
Newpark Resources, Inc. (a)	64,240	225,482
Nextier Oilfield Solutions, Inc. (a)	122,178	569,349
Nine Energy Service, Inc. (a)	8,460	34,348
Noble Corp. (a)(b)	169,777	119,048
Oceaneering International, Inc. (a)	76,565	806,995
Oil States International, Inc. (a)	46,975	371,572
Patterson-UTI Energy, Inc.	143,991	825,068
Profire Energy, Inc. (a)	12,262	14,592
ProPetro Holding Corp. (a)	58,518	512,618
Quintana Energy Services, Inc. (a)(b)	795	1,773
Ranger Energy Services, Inc. Class A (a)	1,333	9,171
RigNet, Inc. (a)	8,574	30,180
RPC, Inc. (b)	40,781	140,287
SAExploration Holdings, Inc. (a)	236	470
Schlumberger Ltd.	1,037,437	28,104,168
SEACOR Holdings, Inc. (a)	12,706	473,934
SEACOR Marine Holdings, Inc. (a)	17,542	139,459
Select Energy Services, Inc. Class A (a)	43,104	280,176
Smart Sand, Inc. (a)	12,173	19,842
Solaris Oilfield Infrastructure, Inc. Class A	21,634	229,320
Superior Drilling Products, Inc. (a)	7,643	4,659
Synthesis Energy Systems, Inc. (a)	637	2,210
TechnipFMC PLC	315,871	4,687,526
TETRA Technologies, Inc. (a)	96,989	122,206
Tidewater, Inc. (a)	28,344	393,698
Transocean Ltd. (United States) (a)(b)	438,869	1,470,211
U.S. Silica Holdings, Inc.	54,996	252,432
U.S. Well Services, Inc. (a)	9,987	10,486
Valaris PLC Class A (b)	141,113	520,707
		75,827,830
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (a)	110,999	21,090
Adams Resources & Energy, Inc.	1,020	30,952
Aemetis, Inc. (a)	2,964	2,223
Altus Midstream Co. (a)(b)	42,836	62,541
Amplify Energy Corp. New	15,174	63,427
Antero Midstream GP LP (b)	228,811	997,616
Antero Resources Corp. (a)(b)	151,601	242,562
Apache Corp.	281,826	7,023,104
Arch Coal, Inc. (b)	11,019	554,807
Barnwell Industries, Inc. (a)(b)	839	495
Berry Petroleum Corp.	31,401	200,024
Bonanza Creek Energy, Inc. (a)	13,654	222,424
Brigham Minerals, Inc. Class A	19,320	308,154
Cabot Oil & Gas Corp.	305,539	4,256,158
California Resources Corp. (a)(b)	33,329	211,639
Callon Petroleum Co. (a)	276,993	628,774
Centennial Resource Development, Inc. Class A (a)	153,325	363,380
Centrus Energy Corp. Class A (a)(b)	1,813	14,468
Chaparral Energy, Inc. Class A (a)(b)	39,818	21,338
Cheniere Energy, Inc. (a)	173,075	8,877,017
Chesapeake Energy Corp. (a)(b)	828,134	227,737
Chevron Corp.	1,413,908	131,974,173
Cimarex Energy Co.	76,946	2,543,065
Clean Energy Fuels Corp. (a)	118,846	268,592
CNX Resources Corp. (a)	143,499	761,980
Comstock Resources, Inc. (a)(b)	10,686	64,009
Concho Resources, Inc.	150,689	10,249,866
ConocoPhillips Co.	821,160	39,760,567
CONSOL Energy, Inc. (a)(b)	22,701	129,169
Contango Oil & Gas Co. (a)(b)	53,927	176,881
Continental Resources, Inc.	64,842	1,228,756
Contura Energy, Inc. (a)	13,621	77,503
CVR Energy, Inc.	20,902	594,035
Delek U.S. Holdings, Inc.	55,819	1,193,410
Denbury Resources, Inc. (a)	339,128	255,160
Devon Energy Corp.	290,922	4,724,573
Diamond S Shipping, Inc. (a)	15,868	163,440
Diamondback Energy, Inc.	120,832	7,491,584
Dorian LPG Ltd. (a)	19,589	217,830
Earthstone Energy, Inc. (a)	16,607	63,937
EOG Resources, Inc.	435,595	27,555,740
EQT Corp.	197,331	1,158,333
Equitrans Midstream Corp. (b)	154,654	1,091,857
Evolution Petroleum Corp.	18,799	88,543
Extraction Oil & Gas, Inc. (a)(b)	59,652	41,070
Exxon Mobil Corp.	3,164,051	162,758,783
Falcon Minerals Corp. (b)	25,466	101,737
Gevo, Inc. (a)(b)	115	168
Goodrich Petroleum Corp. (a)	11,781	62,793
Green Plains, Inc.	22,827	273,696
Gulfport Energy Corp. (a)(b)	95,795	78,514
Hallador Energy Co.	8,792	11,342
Hess Corp.	194,262	10,913,639
Highpoint Resources, Inc. (a)	69,863	47,556
HollyFrontier Corp.	111,095	3,741,680
Houston American Energy Corp. (a)(b)	10,756	1,570
International Seaways, Inc.	18,871	375,344
Kinder Morgan, Inc.	1,455,351	27,899,079
Kosmos Energy Ltd.	274,701	837,838
Laredo Petroleum, Inc. (a)	132,622	143,232
Lilis Energy, Inc. (a)(b)	17,443	4,704
Lonestar Resources U.S., Inc. (a)	10,185	14,055
Magnolia Oil & Gas Corp. Class A (a)(b)	73,662	553,202
Marathon Oil Corp.	601,438	4,979,907
Marathon Petroleum Corp.	485,702	23,031,989
Matador Resources Co. (a)(b)	80,800	778,912
Montage Resources Corp. (a)	13,820	48,232
Murphy Oil Corp.	112,989	2,129,843
NACCO Industries, Inc. Class A	3,095	127,576
Nextdecade Corp. (a)	8,659	33,164
Noble Energy, Inc.	360,119	5,700,684
Northern Oil & Gas, Inc. (a)	173,365	251,379
Oasis Petroleum, Inc. (a)	199,200	325,692
Occidental Petroleum Corp.	668,738	21,894,482
ONEOK, Inc.	308,702	20,596,597
Overseas Shipholding Group, Inc. (a)	42,343	72,830
Pacific Ethanol, Inc. (a)	15,118	6,652
Panhandle Royalty Co. Class A	9,524	63,335
Par Pacific Holdings, Inc. (a)	25,814	428,254
Parsley Energy, Inc. Class A	231,870	3,107,058
PBF Energy, Inc. Class A	76,433	1,711,335
PDC Energy, Inc. (a)	73,837	1,405,118
Peabody Energy Corp. (b)	51,462	300,538
Penn Virginia Corp. (a)	9,065	144,134
Phillips 66 Co.	332,192	24,867,893
Pioneer Natural Resources Co.	124,040	15,229,631
PrimeEnergy Corp. (a)	351	45,981
QEP Resources, Inc.	171,536	385,956
Range Resources Corp. (b)	147,252	407,888
Renewable Energy Group, Inc. (a)(b)	28,428	751,921
Rex American Resources Corp. (a)	4,110	287,741
Ring Energy, Inc. (a)(b)	59,112	83,348
SandRidge Energy, Inc. (a)	21,403	44,090
SilverBow Resources, Inc. (a)	3,697	10,389
SM Energy Co.	84,524	555,323
Southwestern Energy Co. (a)(b)	412,843	586,237
Talos Energy, Inc. (a)	15,145	215,059
Targa Resources Corp.	175,123	5,673,985
Tellurian, Inc. (a)(b)	66,504	119,707
Tengasco, Inc. (a)	372	234
The Williams Companies, Inc.	905,970	17,258,729
Torchlight Energy Resources, Inc. (a)	27,289	18,265
TransAtlantic Petroleum Ltd. (a)	5,419	1,734
U.S. Energy Corp. (a)	66	261
Unit Corp. (a)	37,417	13,103
Uranium Energy Corp. (a)(b)	109,827	65,907
VAALCO Energy, Inc. (a)	39,568	79,136
Valero Energy Corp.	307,048	20,341,930
Vertex Energy, Inc. (a)	20,389	21,816
W&T Offshore, Inc. (a)	71,499	185,897
Whiting Petroleum Corp. (a)(b)	61,769	114,273
World Fuel Services Corp.	49,167	1,390,443
WPX Energy, Inc. (a)	313,152	2,921,708
Zion Oil & Gas, Inc. (a)	26,989	5,123
		642,844,354

TOTAL ENERGY		718,672,184

FINANCIALS - 12.9%
Banks - 5.1%
1st Constitution Bancorp	5,191	95,099
1st Source Corp.	10,766	452,710
ACNB Corp.	6,090	185,623
Allegiance Bancshares, Inc. (b)	13,569	450,084
Amalgamated Bank	11,738	187,925
American National Bankshares, Inc.	8,502	262,627
Ameris Bancorp	49,850	1,703,873
Ames National Corp.	5,551	143,604
Arrow Financial Corp.	11,467	363,160
Associated Banc-Corp.	123,847	2,096,730
Atlantic Capital Bancshares, Inc. (a)	17,814	322,968
Auburn National Bancorp., Inc.	2,558	142,609
Banc of California, Inc.	38,750	594,038
BancFirst Corp.	15,684	804,589
Bancorp, Inc., Delaware (a)	39,803	484,403
BancorpSouth Bank	73,546	1,799,671
Bank First National Corp.	4,035	238,872
Bank of America Corp.	6,045,169	172,287,317
Bank of Commerce Holdings	8,556	89,453
Bank of Hawaii Corp.	29,948	2,228,730
Bank of Marin Bancorp	8,491	323,762
Bank of South Carolina Corp.	684	11,799
Bank OZK	93,075	2,363,174
Bank7 Corp.	985	17,632
BankFinancial Corp.	18,748	212,602
BankUnited, Inc.	71,241	2,115,858
Bankwell Financial Group, Inc.	5,063	144,144
Banner Corp.	27,225	1,242,549
Bar Harbor Bankshares	10,753	219,576
BayCom Corp. (a)	9,904	211,054
BCB Bancorp, Inc.	7,646	86,706
Berkshire Hills Bancorp, Inc.	31,111	759,420
BOK Financial Corp.	24,267	1,756,931
Boston Private Financial Holdings, Inc.	65,444	638,406
Bridge Bancorp, Inc.	13,445	370,006
Brookline Bancorp, Inc., Delaware	65,665	910,774
Bryn Mawr Bank Corp.	14,157	470,579
Business First Bancshares, Inc.	7,480	180,044
Byline Bancorp, Inc.	18,278	319,865
C & F Financial Corp.	2,675	121,713
Cadence Bancorp Class A	97,705	1,379,595
Cambridge Bancorp (b)	4,012	274,702
Camden National Corp.	12,604	516,890
Capital Bancorp, Inc. (a)	4,096	56,689
Capital City Bank Group, Inc.	8,744	233,028
Capstar Financial Holdings, Inc.	13,117	176,292
Carolina Financial Corp.	22,605	732,402
Carter Bank & Trust	17,830	301,327
Cathay General Bancorp	58,789	1,809,525
CB Financial Services, Inc.	4,110	120,464
CBTX, Inc.	13,557	338,247
Centerstate Banks of Florida, Inc.	94,484	1,911,411
Central Pacific Financial Corp.	20,076	480,218
Central Valley Community Bancorp	6,914	118,921
Century Bancorp, Inc. Class A (non-vtg.)	2,314	167,302
Chemung Financial Corp.	3,381	121,378
CIT Group, Inc.	71,028	2,820,522
Citigroup, Inc.	1,630,181	103,451,286
Citizens & Northern Corp.	9,318	211,425
Citizens Community Bancorp, Inc.	664	7,716
Citizens Financial Group, Inc.	323,740	10,259,321
City Holding Co.	11,794	824,636
Civista Bancshares, Inc.	10,460	200,204
CNB Financial Corp., Pennsylvania	11,657	292,241
Coastal Financial Corp. of Washington (a)	5,018	82,245
Codorus Valley Bancorp, Inc.	6,440	132,664
Colony Bankcorp, Inc.	6,003	89,265
Columbia Banking Systems, Inc.	54,937	1,823,908
Comerica, Inc.	107,241	5,645,166
Commerce Bancshares, Inc. (b)	76,685	4,680,852
Community Bank System, Inc.	38,688	2,352,617
Community Bankers Trust Corp.	13,444	109,837
Community Financial Corp.	4,131	131,118
Community Trust Bancorp, Inc.	12,704	491,391
Community West Bancshares	515	5,688
ConnectOne Bancorp, Inc.	28,750	604,038
County Bancorp, Inc.	5,315	130,962
CrossFirst Bankshares, Inc. (a)(b)	5,612	74,359
Cullen/Frost Bankers, Inc.	44,362	3,477,537
Customers Bancorp, Inc. (a)	20,582	417,609
CVB Financial Corp.	102,439	1,899,219
Eagle Bancorp Montana, Inc.	3,083	59,810
Eagle Bancorp, Inc.	25,902	969,253
East West Bancorp, Inc.	109,024	4,223,590
Enterprise Bancorp, Inc.	5,519	151,607
Enterprise Financial Services Corp.	19,392	742,132
Equity Bancshares, Inc. (a)	9,920	259,706
Esquire Financial Holdings, Inc. (a)	4,775	109,395
Evans Bancorp, Inc.	2,847	111,802
Farmers & Merchants Bancorp, Inc.	5,812	154,599
Farmers National Banc Corp.	19,435	292,108
FB Financial Corp. (b)	12,964	422,237
Fidelity D & D Bancorp, Inc. (b)	1,604	79,077
Fifth Third Bancorp	529,156	12,911,406
Financial Institutions, Inc.	11,108	298,916
First Bancorp, North Carolina (b)	22,059	708,094
First Bancorp, Puerto Rico	168,184	1,335,381
First Bancshares, Inc.	13,352	398,424
First Bank Hamilton New Jersey	7,397	72,121
First Busey Corp.	40,060	884,124
First Business Finance Services, Inc.	6,399	153,576
First Capital, Inc. (b)	2,413	148,400
First Choice Bancorp	5,649	127,950
First Citizens Bancshares, Inc.	6,342	2,874,892
First Commonwealth Financial Corp.	78,943	931,527
First Community Bankshares, In	10,885	284,752
First Community Corp.	3,331	64,955
First Financial Bancorp, Ohio	76,788	1,581,833
First Financial Bankshares, Inc. (b)	101,661	2,921,737
First Financial Corp., Indiana	9,565	382,122
First Financial Northwest, Inc.	2,360	32,922
First Foundation, Inc.	30,610	443,080
First Guaranty Bancshares, Inc.	2,224	37,986
First Hawaiian, Inc.	97,968	2,346,334
First Horizon National Corp.	229,861	3,064,047
First Internet Bancorp	5,614	136,364
First Interstate Bancsystem, Inc.	28,535	971,902
First Merchants Corp.	43,601	1,525,163
First Mid-Illinois Bancshares, Inc.	9,133	257,277
First Midwest Bancorp, Inc., Delaware	84,345	1,530,862
First National Corp.	3,023	60,762
First Northwest Bancorp	7,528	119,846
First of Long Island Corp.	16,528	342,295
First Republic Bank	126,081	12,679,966
First Savings Financial Group, Inc.	1,610	100,545
First United Corp.	3,814	82,497
First Western Financial, Inc. (a)	436	8,131
Flushing Financial Corp.	19,863	360,613
FNB Corp., Pennsylvania	249,438	2,516,829
FNCM Bancorp, Inc.	13,381	88,448
Franklin Financial Network, Inc.	9,899	331,518
Franklin Financial Services Corp.	3,552	110,183
Fulton Financial Corp.	131,573	1,901,230
FVCBankcorp, Inc. (a)	12,062	186,117
German American Bancorp, Inc.	18,340	547,449
Glacier Bancorp, Inc. (b)	65,211	2,431,718
Great Southern Bancorp, Inc.	8,312	426,489
Great Western Bancorp, Inc.	43,123	1,158,715
Guaranty Bancshares, Inc. Texas	5,203	143,655
Hancock Whitney Corp.	70,082	2,347,747
Hanmi Financial Corp.	21,678	338,177
HarborOne Bancorp, Inc.	40,440	404,198
Hawthorn Bancshares, Inc.	4,850	105,439
HBT Financial, Inc.	7,432	115,047
Heartland Financial U.S.A., Inc.	25,848	1,107,587
Heritage Commerce Corp.	49,986	512,856
Heritage Financial Corp., Washington	27,287	632,786
Hilltop Holdings, Inc.	53,419	1,112,718
Home Bancshares, Inc.	118,851	1,991,943
HomeTrust Bancshares, Inc.	12,932	307,264
Hope Bancorp, Inc.	112,854	1,377,947
Horizon Bancorp, Inc. Indiana	29,158	437,953
Howard Bancorp, Inc. (a)	10,992	173,124
Huntington Bancshares, Inc.	765,985	9,398,636
IBERIABANK Corp.	38,866	2,339,345
Independent Bank Corp.	16,542	323,727
Independent Bank Corp., Massachusetts	26,329	1,777,997
Independent Bank Group, Inc.	27,562	1,275,845
International Bancshares Corp.	44,400	1,514,040
Investar Holding Corp.	6,950	148,452
Investors Bancorp, Inc.	158,108	1,666,458
JPMorgan Chase & Co.	2,343,790	272,137,457
KeyCorp	731,133	11,954,025
Lakeland Bancorp, Inc.	37,511	540,346
Lakeland Financial Corp. (b)	20,878	853,284
Landmark Bancorp, Inc.	333	7,676
LCNB Corp.	8,918	141,172
Level One Bancorp, Inc.	1,833	44,450
Live Oak Bancshares, Inc.	18,669	286,943
M&T Bank Corp.	98,781	13,866,877
Macatawa Bank Corp.	15,646	150,827
Mackinac Financial Corp.	8,027	112,298
Mainstreet Bancshares, Inc. (a)	6,493	131,678
Malvern Bancorp, Inc. (a)	4,373	83,612
Mercantil Bank Holding Corp. Class A (a)(b)	17,562	324,195
Mercantile Bank Corp.	12,953	371,622
Meridian Bank/Malvern, PA (a)	896	17,696
Metropolitan Bank Holding Corp. (a)	5,040	215,460
Mid Penn Bancorp, Inc.	6,497	138,191
Middlefield Banc Corp.	5,696	135,622
Midland States Bancorp, Inc.	14,788	352,250
MidWestOne Financial Group, Inc.	7,827	224,870
MutualFirst Financial, Inc.	5,895	197,483
MVB Financial Corp.	6,728	118,682
National Bank Holdings Corp.	22,234	680,138
National Bankshares, Inc.	4,327	151,229
NBT Bancorp, Inc.	35,332	1,190,335
Nicolet Bankshares, Inc. (a)	6,420	426,609
Northeast Bank	3,803	67,693
Northrim Bancorp, Inc.	5,206	181,950
Norwood Financial Corp.	3,181	98,229
Oak Valley Bancorp Oakdale California	1,014	16,924
OFG Bancorp	40,650	680,481
Ohio Valley Banc Corp.	3,377	93,881
Old National Bancorp, Indiana	128,571	2,026,279
Old Point Financial Corp.	809	21,439
Old Second Bancorp, Inc.	16,761	178,337
Opus Bank	15,484	366,506
Origin Bancorp, Inc.	14,554	440,113
Orrstown Financial Services, Inc.	6,041	107,530
Pacific City Financial Corp.	12,975	173,476
Pacific Mercantile Bancorp (a)	9,949	64,967
Pacific Premier Bancorp, Inc.	43,423	1,121,616
PacWest Bancorp	89,495	2,831,622
Park National Corp.	10,491	916,074
Parke Bancorp, Inc.	7,750	143,375
Peapack-Gladstone Financial Corp.	13,084	359,156
Penns Woods Bancorp, Inc.	4,610	139,038
People's Utah Bancorp	10,363	248,401
Peoples Bancorp of North Carolina	4,162	105,840
Peoples Bancorp, Inc.	15,195	433,817
Peoples Financial Services Corp.	4,185	183,805
Peoples United Financial, Inc. (b)	330,696	4,626,437
Pinnacle Financial Partners, Inc.	54,318	2,859,300
PNC Financial Services Group, Inc.	326,886	41,318,390
Popular, Inc. (b)	71,912	3,450,338
Preferred Bank, Los Angeles	9,679	494,887
Premier Financial Bancorp, Inc.	8,470	141,026
Prosperity Bancshares, Inc.	70,679	4,565,863
QCR Holdings, Inc.	10,534	400,924
RBB Bancorp	8,633	145,639
Regions Financial Corp.	716,276	9,684,052
Reliant Bancorp, Inc.	6,580	130,613
Renasant Corp.	44,439	1,258,957
Republic Bancorp, Inc., Kentucky Class A	7,201	257,364
Republic First Bancorp, Inc. (a)	34,232	103,723
Richmond Mutual Bancorp., Inc. (a)	9,201	123,753
Riverview Financial Corp.	525	6,080
S&T Bancorp, Inc.	31,314	1,029,291
Salisbury Bancorp, Inc.	1,700	75,650
Sandy Spring Bancorp, Inc.	27,989	860,942
SB Financial Group, Inc.	306	5,734
SB One Bancorp	3,995	87,570
Seacoast Banking Corp., Florida (a)	39,918	993,958
Select Bancorp, Inc. New (a)	9,700	101,850
ServisFirst Bancshares, Inc.	36,320	1,254,856
Shore Bancshares, Inc.	11,489	178,769
Sierra Bancorp	10,003	238,271
Signature Bank	40,326	5,044,783
Silvergate Capital Corp. (a)	4,795	70,678
Simmons First National Corp. Class A	87,051	1,861,150
SmartFinancial, Inc.	8,993	170,777
South Plains Financial, Inc.	2,893	57,947
South State Corp.	25,379	1,728,817
Southern First Bancshares, Inc. (a)	5,379	205,047
Southern National Bancorp of Virginia, Inc.	11,458	162,589
Southside Bancshares, Inc.	26,131	841,941
Southwest Georgia Financial Corp.	393	11,549
Spirit of Texas Bancshares, Inc. (a)	11,417	210,529
Sterling Bancorp	149,455	2,477,964
Stock Yards Bancorp, Inc.	16,189	565,644
Summit Financial Group, Inc.	6,014	131,827
SVB Financial Group (a)	38,540	8,022,486
Synovus Financial Corp.	109,102	3,166,140
TCF Financial Corp.	114,276	4,164,217
Texas Capital Bancshares, Inc. (a)	36,950	1,739,606
The Bank of Princeton	2,359	64,306
The First Bancorp, Inc.	5,758	146,829
Tompkins Financial Corp.	10,108	803,384
TowneBank	49,837	1,149,241
Trico Bancshares	19,072	645,015
TriState Capital Holdings, Inc. (a)	20,540	408,130
Triumph Bancorp, Inc. (a)	18,342	621,244
Truist Financial Corp.	1,001,632	46,215,300
Trustmark Corp. (b)	50,790	1,366,251
U.S. Bancorp	1,060,073	49,229,790
UMB Financial Corp.	33,067	1,922,846
Umpqua Holdings Corp.	163,781	2,520,590
Union Bankshares Corp.	62,152	1,848,400
Union Bankshares, Inc.	698	20,926
United Bankshares, Inc., West Virginia (b)	77,008	2,223,991
United Community Bank, Inc.	61,125	1,514,066
United Security Bancshares, California	12,691	109,904
Unity Bancorp, Inc.	4,868	83,389
Univest Corp. of Pennsylvania	20,655	483,327
Valley National Bancorp	298,480	2,775,864
Veritex Holdings, Inc.	34,118	821,220
Washington Trust Bancorp, Inc. (b)	12,288	527,401
Webster Financial Corp.	69,669	2,645,332
Wellesley Bancorp, Inc.	823	32,237
Wells Fargo & Co.	2,877,447	117,543,710
WesBanco, Inc.	51,484	1,575,925
West Bancorp., Inc.	13,551	277,118
Westamerica Bancorp. (b)	21,722	1,255,966
Western Alliance Bancorp.	69,660	3,207,146
Wintrust Financial Corp.	42,660	2,278,471
Zions Bancorp NA	126,784	5,065,021
		1,113,638,495
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	36,911	2,776,445
Ameriprise Financial, Inc.	94,550	13,359,915
Apollo Global Management LLC Class A	149,358	6,222,254
Ares Management Corp.	54,802	1,895,601
Artisan Partners Asset Management, Inc.	40,040	1,144,343
Ashford, Inc. (a)	920	19,182
Assetmark Financial Holdings, Inc. (a)	9,610	254,569
Associated Capital Group, Inc.	2,749	113,121
B. Riley Financial, Inc.	9,755	230,803
Bank of New York Mellon Corp.	628,261	25,067,614
BGC Partners, Inc. Class A	202,672	944,452
BlackRock, Inc. Class A	88,109	40,795,348
Blucora, Inc. (a)	36,443	634,108
BrightSphere Investment Group, Inc.	46,384	433,690
Cboe Global Markets, Inc.	83,312	9,497,568
Charles Schwab Corp.	855,389	34,857,102
CME Group, Inc.	268,218	53,327,103
Cohen & Co., Inc. (b)	202	806
Cohen & Steers, Inc.	16,224	1,016,434
Cowen Group, Inc. Class A (b)	23,185	347,079
Diamond Hill Investment Group, Inc.	2,307	292,366
Donnelley Financial Solutions, Inc. (a)	23,040	200,448
E*TRADE Financial Corp.	168,969	7,735,401
Eaton Vance Corp. (non-vtg.)	84,322	3,479,126
Evercore, Inc. Class A	29,273	1,950,167
FactSet Research Systems, Inc. (b)	28,399	7,553,850
Federated Hermes, Inc. Class B (non-vtg.)	72,801	2,100,309
Focus Financial Partners, Inc. Class A (a)	23,325	634,207
Franklin Resources, Inc.	210,275	4,575,584
Gain Capital Holdings, Inc. (b)	18,646	110,011
GAMCO Investors, Inc. Class A	2,363	36,768
Goldman Sachs Group, Inc.	237,919	47,766,998
Great Elm Capital Group, Inc. (a)	30,049	94,654
Greenhill & Co., Inc.	10,981	160,542
Hamilton Lane, Inc. Class A	19,543	1,214,402
Hennessy Advisors, Inc.	1,863	18,909
Houlihan Lokey	31,735	1,625,467
Interactive Brokers Group, Inc.	57,059	2,915,715
Intercontinental Exchange, Inc.	416,924	37,197,959
INTL FCStone, Inc. (a)	13,501	614,971
Invesco Ltd.	279,776	4,028,774
Janus Henderson Group PLC	117,080	2,482,096
KKR & Co. LP	413,010	11,812,086
Lazard Ltd. Class A	84,398	3,023,136
Legg Mason, Inc.	61,220	3,049,980
LPL Financial	60,326	4,794,710
Manning & Napier, Inc. Class A (b)	6,426	10,410
MarketAxess Holdings, Inc.	28,443	9,224,918
Moelis & Co. Class A	37,615	1,202,175
Moody's Corp.	121,347	29,126,920
Morgan Stanley	918,702	41,369,151
Morningstar, Inc.	15,806	2,321,901
MSCI, Inc.	63,421	18,737,100
Northern Trust Corp.	158,565	13,915,664
Och-Ziff Capital Management Group LLC Class A	12,570	285,088
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,261	172,304
Piper Jaffray Companies	12,530	878,102
PJT Partners, Inc.	14,397	647,145
Pzena Investment Management, Inc.	10,873	71,001
Raymond James Financial, Inc.	92,202	7,710,853
S&P Global, Inc.	182,659	48,570,855
Safeguard Scientifics, Inc.	13,946	123,143
SEI Investments Co.	94,027	5,144,217
Silvercrest Asset Management Group Class A	2,536	29,316
State Street Corp.	272,099	18,532,663
Stifel Financial Corp.	52,530	2,859,733
T. Rowe Price Group, Inc.	174,519	20,594,987
TD Ameritrade Holding Corp.	198,697	8,390,974
The Blackstone Group LP	493,014	26,543,874
The NASDAQ OMX Group, Inc.	86,102	8,829,760
Tradeweb Markets, Inc. Class A	48,420	2,334,812
U.S. Global Investments, Inc. Class A	2,252	2,432
Value Line, Inc.	459	13,238
Victory Capital Holdings, Inc.	14,701	290,639
Virtu Financial, Inc. Class A (b)	54,231	1,020,085
Virtus Investment Partners, Inc.	5,270	581,808
Waddell & Reed Financial, Inc. Class A (b)	50,603	696,297
Westwood Holdings Group, Inc.	4,923	124,946
WisdomTree Investments, Inc.	82,439	334,702
		613,097,386
Consumer Finance - 0.6%
Ally Financial, Inc.	284,116	7,122,788
American Express Co.	501,787	55,161,445
Asta Funding, Inc. (a)	1,317	13,091
Atlanticus Holdings Corp. (a)	9,847	128,011
Capital One Financial Corp.	347,885	30,704,330
Consumer Portfolio Services, Inc. (a)	3,517	12,907
Credit Acceptance Corp. (a)(b)	10,456	4,215,859
CURO Group Holdings Corp.	9,397	86,734
Discover Financial Services	233,888	15,338,375
Elevate Credit, Inc. (a)	16,945	55,919
Encore Capital Group, Inc. (a)(b)	21,260	790,022
Enova International, Inc. (a)	24,164	464,432
EZCORP, Inc. (non-vtg.) Class A (a)	36,583	175,598
First Cash Financial Services, Inc.	32,330	2,486,824
Green Dot Corp. Class A (a)	36,116	1,233,723
LendingClub Corp. (a)	67,258	740,511
LendingTree, Inc. (a)(b)	5,730	1,580,449
Medallion Financial Corp. (a)	15,161	89,602
Navient Corp.	147,036	1,651,214
Nelnet, Inc. Class A	17,678	938,702
Nicholas Financial, Inc. (a)	1,682	13,675
OneMain Holdings, Inc.	57,368	2,108,274
Oportun Financial Corp. (a)	4,836	101,701
PRA Group, Inc. (a)	34,170	1,326,479
Regional Management Corp. (a)	6,632	170,111
Santander Consumer U.S.A. Holdings, Inc.	76,732	1,872,261
SLM Corp.	317,704	3,294,590
Synchrony Financial	416,191	12,111,158
World Acceptance Corp. (a)(b)	4,701	367,148
		144,355,933
Diversified Financial Services - 1.5%
Alerus Financial Corp.	1,895	38,772
AXA Equitable Holdings, Inc.	327,890	7,016,846
Berkshire Hathaway, Inc. Class B (a)	1,461,901	301,648,652
Cannae Holdings, Inc. (a)	53,712	2,002,920
FGL Holdings Class A	97,230	1,112,311
FlexShopper, Inc. (a)(b)	9,764	25,972
Jefferies Financial Group, Inc.	178,784	3,523,833
Marlin Business Services Corp.	5,477	107,678
On Deck Capital, Inc. (a)	36,594	127,713
Rafael Holdings, Inc. (a)	6,598	123,778
Voya Financial, Inc.	100,499	5,290,267
		321,018,742
Insurance - 2.5%
AFLAC, Inc.	547,613	23,465,217
Alleghany Corp.	10,780	7,246,855
Allstate Corp.	240,879	25,352,515
AMBAC Financial Group, Inc. (a)	37,647	723,575
American Equity Investment Life Holding Co.	68,948	1,743,005
American Financial Group, Inc.	55,523	5,131,436
American International Group, Inc.	650,792	27,437,391
American National Insurance Co.	7,498	737,503
Amerisafe, Inc.	15,125	985,696
Aon PLC	174,822	36,362,976
Arch Capital Group Ltd. (a)	302,964	12,248,835
Argo Group International Holdings, Ltd.	26,684	1,501,242
Arthur J. Gallagher & Co.	139,343	13,584,549
Assurant, Inc.	44,953	5,420,882
Assured Guaranty Ltd.	70,896	2,893,266
Athene Holding Ltd. (a)	87,484	3,608,715
Atlas Financial Holdings, Inc. (a)	2,758	1,545
Axis Capital Holdings Ltd.	63,253	3,549,758
Brighthouse Financial, Inc. (a)	81,795	2,931,533
Brown & Brown, Inc.	173,622	7,467,482
BRP Group, Inc. (a)(b)	14,395	222,259
Chubb Ltd.	338,944	49,157,048
Cincinnati Financial Corp. (b)	113,821	10,612,670
Citizens, Inc. Class A (a)(b)	34,539	201,708
CNA Financial Corp. (b)	21,744	904,116
CNO Financial Group, Inc.	114,175	1,829,084
Crawford & Co.:
Class A	17,497	130,178
Class B	8,760	59,831
Donegal Group, Inc. Class A	10,485	149,621
eHealth, Inc. (a)	15,269	1,791,817
Employers Holdings, Inc.	23,500	905,690
Enstar Group Ltd. (a)	11,039	1,969,247
Erie Indemnity Co. Class A	14,066	2,010,313
Everest Re Group Ltd.	30,271	7,503,575
FBL Financial Group, Inc. Class A	9,089	434,091
Fednat Holding Co.	5,728	74,693
First American Financial Corp.	83,685	4,778,414
FNF Group	205,169	7,952,350
Genworth Financial, Inc. Class A	378,725	1,477,028
Global Indemnity Ltd.	4,041	128,342
Globe Life, Inc.	73,570	6,816,996
Goosehead Insurance (b)	9,044	490,547
Greenlight Capital Re, Ltd. (a)	30,799	259,944
Hallmark Financial Services, Inc. (a)	11,086	157,199
Hanover Insurance Group, Inc.	29,129	3,452,952
Hartford Financial Services Group, Inc.	269,041	13,438,598
HCI Group, Inc.	5,120	217,702
Health Insurance Innovations, Inc. (a)(b)	7,945	233,662
Heritage Insurance Holdings, Inc. (b)	17,741	197,990
Horace Mann Educators Corp.	32,506	1,265,459
Independence Holding Co.	6,111	226,779
Investors Title Co.	929	152,319
James River Group Holdings Ltd.	23,872	964,668
Kemper Corp.	46,810	3,222,400
Kingstone Companies, Inc.	6,183	43,436
Kinsale Capital Group, Inc.	15,644	1,900,277
Lincoln National Corp.	148,187	6,726,208
Loews Corp.	192,180	8,769,173
Maiden Holdings Ltd. (a)	36,881	34,299
Markel Corp. (a)	10,320	12,194,112
Marsh & McLennan Companies, Inc.	376,909	39,409,605
MBIA, Inc. (a)	62,740	489,372
Mercury General Corp.	20,353	881,488
MetLife, Inc.	581,421	24,838,305
National General Holdings Corp.	52,003	1,012,498
National Western Life Group, Inc.	1,919	458,507
NI Holdings, Inc. (a)	4,053	57,228
Old Republic International Corp.	211,963	4,179,910
Palomar Holdings, Inc.	13,567	689,339
Primerica, Inc.	30,852	3,435,062
Principal Financial Group, Inc.	193,220	8,577,036
ProAssurance Corp.	39,229	1,065,067
Progressive Corp.	437,217	31,986,796
ProSight Global, Inc.	6,707	89,874
Protective Insurance Corp. Class B	5,963	85,032
Prudential Financial, Inc.	299,661	22,609,422
Reinsurance Group of America, Inc.	46,558	5,681,473
RenaissanceRe Holdings Ltd.	33,030	5,628,312
RLI Corp.	30,119	2,420,965
Safety Insurance Group, Inc.	10,425	820,865
Selective Insurance Group, Inc.	45,019	2,511,160
State Auto Financial Corp.	12,151	303,532
Stewart Information Services Corp.	18,967	686,226
The Travelers Companies, Inc.	193,136	23,139,624
Third Point Reinsurance Ltd. (a)	57,475	512,677
Tiptree, Inc.	14,709	96,785
Trupanion, Inc. (a)(b)	21,610	664,291
United Fire Group, Inc.	16,694	640,048
United Insurance Holdings Corp.	14,642	137,635
Universal Insurance Holdings, Inc.	21,399	442,745
Unum Group	153,402	3,575,801
W.R. Berkley Corp.	108,120	7,259,177
Watford Holdings Ltd. (a)	3,498	79,859
White Mountains Insurance Group Ltd.	2,287	2,264,359
Willis Group Holdings PLC	96,063	18,179,923
		550,360,769
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	30,179	451,780
AGNC Investment Corp.	399,984	6,815,727
Annaly Capital Management, Inc.	1,082,245	9,588,691
Anworth Mortgage Asset Corp.	82,973	271,322
Apollo Commercial Real Estate Finance, Inc.	107,413	1,740,091
Arbor Realty Trust, Inc.	43,205	524,509
Ares Commercial Real Estate Corp.	22,407	341,931
Arlington Asset Investment Corp.	29,492	166,925
Armour Residential REIT, Inc.	53,143	960,825
Blackstone Mortgage Trust, Inc.	98,203	3,541,200
Capstead Mortgage Corp.	69,144	490,922
Cherry Hill Mortgage Investment Corp.	13,437	191,612
Chimera Investment Corp.	139,764	2,746,363
Colony NorthStar Credit Real Estate, Inc.	67,332	857,136
Dynex Capital, Inc.	15,913	272,112
Ellington Financial LLC	32,031	529,472
Ellington Residential Mortgage REIT	4,582	49,898
Exantas Capital Corp.	23,103	264,760
Granite Point Mortgage Trust, Inc.	51,735	849,489
Great Ajax Corp.	12,592	177,925
Hunt Companies Finance Trust, Inc.	15,897	46,419
Invesco Mortgage Capital, Inc.	118,056	1,898,340
KKR Real Estate Finance Trust, Inc. (b)	18,777	368,780
Ladder Capital Corp. Class A	79,727	1,215,837
MFA Financial, Inc.	328,906	2,377,990
New Residential Investment Corp.	309,578	4,817,034
New York Mortgage Trust, Inc.	263,682	1,502,987
Orchid Island Capital, Inc.	41,226	236,225
PennyMac Mortgage Investment Trust	74,726	1,546,828
Redwood Trust, Inc.	89,201	1,523,553
Starwood Property Trust, Inc.	209,395	4,644,381
TPG RE Finance Trust, Inc.	39,657	762,208
Tremont Mortgage Trust	5,426	27,239
Two Harbors Investment Corp.	202,746	2,747,208
Western Asset Mortgage Capital Corp.	41,393	414,758
ZAIS Financial Corp.	37,511	543,910
		55,506,387
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	43,428	1,081,791
Bridgewater Bancshares, Inc. (a)	20,848	260,600
Capitol Federal Financial, Inc.	111,824	1,364,812
Columbia Financial, Inc. (a)	39,017	605,544
Dime Community Bancshares, Inc.	22,985	385,688
ESSA Bancorp, Inc.	3,361	55,591
Essent Group Ltd.	73,710	3,216,704
Farmer Mac Class C (non-vtg.)	7,600	570,456
FFBW, Inc. (a)	4,260	43,665
First Defiance Financial Corp.	30,575	731,201
Flagstar Bancorp, Inc.	27,421	874,181
FS Bancorp, Inc.	2,735	130,706
Hingham Institution for Savings	1,282	234,555
Home Bancorp, Inc.	6,254	206,820
HomeStreet, Inc.	22,164	600,423
Impac Mortgage Holdings, Inc. (a)(b)	6,758	43,589
Kearny Financial Corp.	61,777	673,987
Luther Burbank Corp.	9,090	94,809
Merchants Bancorp/IN	11,007	198,346
Meridian Bancorp, Inc. Maryland	43,798	723,105
Meta Financial Group, Inc.	26,200	860,670
MGIC Investment Corp.	256,703	3,088,137
MMA Capital Management, LLC (a)	4,171	125,922
MSB Financial Corp.	2,640	39,970
New York Community Bancorp, Inc.	350,601	3,789,997
NMI Holdings, Inc. (a)	51,384	1,199,303
Northfield Bancorp, Inc.	34,632	489,350
Northwest Bancshares, Inc.	79,713	1,107,214
OceanFirst Financial Corp.	47,321	967,241
Ocwen Financial Corp. (a)	86,190	107,738
OP Bancorp	8,169	72,296
PB Bancorp, Inc.	5,151	78,244
PCSB Financial Corp.	13,638	250,394
PDL Community Bancorp (a)	1,821	25,585
Pennymac Financial Services, Inc.	31,812	1,121,691
Pioneer Bancorp, Inc. (a)	8,267	112,597
Provident Bancorp, Inc. (a)	4,113	45,202
Provident Financial Holdings, Inc.	2,705	53,424
Provident Financial Services, Inc.	48,638	971,787
Prudential Bancorp, Inc.	4,475	73,524
Radian Group, Inc.	149,096	3,166,799
Randolph Bancorp, Inc. (a)	4,697	70,925
Riverview Bancorp, Inc.	12,078	77,903
Sachem Capital Corp.	9,409	35,942
Security National Financial Corp. Class A	4,011	20,978
Severn Bancorp, Inc.	4,434	35,561
Southern Missouri Bancorp, Inc.	6,912	226,852
Standard AVB Financial Corp.	2,698	76,623
Sterling Bancorp, Inc.	13,300	93,100
Territorial Bancorp, Inc.	4,727	120,160
TFS Financial Corp.	38,810	793,276
Timberland Bancorp, Inc.	6,187	143,848
Trustco Bank Corp., New York	80,301	550,865
Walker & Dunlop, Inc.	21,503	1,394,470
Washington Federal, Inc.	59,122	1,773,069
Waterstone Financial, Inc.	21,821	362,883
Westfield Financial, Inc.	12,590	111,296
WMI Holdings Corp. (a)	55,739	715,131
WSFS Financial Corp.	40,008	1,378,676
		37,825,216

TOTAL FINANCIALS		2,835,802,928

HEALTH CARE - 14.0%
Biotechnology - 2.7%
89Bio, Inc. (a)(b)	5,083	181,311
AbbVie, Inc.	1,105,809	94,778,889
Abeona Therapeutics, Inc. (a)(b)	74,339	228,964
ACADIA Pharmaceuticals, Inc. (a)	84,653	3,618,069
Acceleron Pharma, Inc. (a)	34,482	2,963,038
Acorda Therapeutics, Inc. (a)(b)	29,011	41,776
Actinium Pharmaceuticals, Inc. (a)	76,709	18,280
Adamas Pharmaceuticals, Inc. (a)	11,305	51,551
ADMA Biologics, Inc. (a)	56,883	165,814
Aduro Biotech, Inc. (a)	40,033	122,101
Advaxis, Inc. (a)(b)	66,731	54,065
Adverum Biotechnologies, Inc. (a)	46,148	568,082
Aeglea BioTherapeutics, Inc. (a)	12,922	88,257
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	413
Agenus, Inc. (a)(b)	79,563	201,294
AgeX Therapeutics, Inc. (a)(b)	10,213	11,745
Agios Pharmaceuticals, Inc. (a)	45,159	2,144,149
Aimmune Therapeutics, Inc. (a)(b)	32,110	764,539
Akebia Therapeutics, Inc. (a)	90,919	806,452
Akero Therapeutics, Inc. (a)	5,099	111,005
Albireo Pharma, Inc. (a)	7,924	185,263
Aldeyra Therapeutics, Inc. (a)	17,334	65,869
Alector, Inc. (b)	26,528	728,989
Alexion Pharmaceuticals, Inc. (a)	165,683	15,579,172
Alkermes PLC (a)	119,192	2,483,961
Allakos, Inc. (a)(b)	18,406	1,147,246
Allena Pharmaceuticals, Inc. (a)	8,476	16,698
Allogene Therapeutics, Inc. (a)(b)	39,574	1,068,498
Alnylam Pharmaceuticals, Inc. (a)	83,647	9,841,906
Alpine Immune Sciences, Inc. (a)	3,562	11,327
Altimmune, Inc. (a)	4,051	14,989
AMAG Pharmaceuticals, Inc. (a)(b)	24,307	188,379
Amgen, Inc.	444,305	88,741,038
Amicus Therapeutics, Inc. (a)	194,641	1,857,848
AnaptysBio, Inc. (a)	16,973	253,746
Anavex Life Sciences Corp. (a)(b)	49,203	187,463
Anika Therapeutics, Inc. (a)	10,775	449,964
Anixa Biosciences, Inc. (a)(b)	7,437	22,237
Apellis Pharmaceuticals, Inc. (a)	38,363	1,328,127
Applied Genetic Technologies Corp. (a)	8,034	38,001
Applied Therapeutics, Inc. (a)	6,370	264,674
Aprea Therapeutics, Inc.	4,729	162,205
Aptevo Therapeutics, Inc. (a)	7,571	3,256
Aptinyx, Inc. (a)	20,881	67,237
AquaBounty Technologies, Inc. (a)	405	713
Aravive, Inc. (a)	5,497	46,944
Arcturus Therapeutics Holdings, Inc. (a)	5,726	79,305
Arcus Biosciences, Inc. (a)	20,463	311,447
Ardelyx, Inc. (a)	44,012	304,563
Arena Pharmaceuticals, Inc. (a)	37,833	1,687,352
Aridis Pharmaceuticals, Inc. (a)(b)	2,503	16,320
Arrowhead Pharmaceuticals, Inc. (a)(b)	75,017	2,652,601
Artara Therapeutics, Inc. (a)	875	24,938
Assembly Biosciences, Inc. (a)	19,663	356,294
Atara Biotherapeutics, Inc. (a)	38,900	472,635
Athenex, Inc. (a)(b)	36,664	448,034
Athersys, Inc. (a)(b)	77,044	92,453
Atreca, Inc. (b)	6,543	154,677
aTyr Pharma, Inc.	138	512
AVEO Pharmaceuticals, Inc. (a)	7,107	31,271
Avid Bioservices, Inc. (a)	29,054	183,040
AVROBIO, Inc. (a)	17,079	329,625
Bellicum Pharmaceuticals, Inc. (a)(b)	2,237	20,133
Bio Path Holdings, Inc. (a)	920	5,042
Biocept, Inc. (a)	648	505
BioCryst Pharmaceuticals, Inc. (a)	100,745	302,235
Biogen, Inc. (a)	134,946	41,615,997
Biohaven Pharmaceutical Holding Co. Ltd. (a)	33,105	1,461,917
BioMarin Pharmaceutical, Inc. (a)	134,566	12,160,729
Biospecifics Technologies Corp. (a)	3,867	213,420
BioTime, Inc. (a)(b)	107,243	108,315
BioXcel Therapeutics, Inc. (a)	7,059	264,713
bluebird bio, Inc. (a)	41,873	3,028,674
Blueprint Medicines Corp. (a)	40,735	2,204,986
BrainStorm Cell Therpeutic, Inc. (a)(b)	27,254	190,233
Brickell Biotech, Inc. (a)	276	809
Bridgebio Pharma, Inc.	15,552	495,798
Cabaletta Bio, Inc. (a)	11,512	171,989
Calithera Biosciences, Inc. (a)	33,867	219,458
Calyxt, Inc. (a)	6,178	38,983
Cancer Genetics, Inc. (a)	95	349
Capricor Therapeutics, Inc. (a)	929	1,096
CareDx, Inc. (a)	26,875	626,456
CASI Pharmaceuticals, Inc. (a)(b)	32,151	56,907
Castle Biosciences, Inc.	3,309	99,071
Catabasis Pharmaceuticals, Inc. (a)	7,466	36,434
Catalyst Biosciences, Inc. (a)	6,839	39,461
Catalyst Pharmaceutical Partners, Inc. (a)	67,876	285,758
Cel-Sci Corp. (a)(b)	23,080	253,188
Celcuity, Inc. (a)	3,002	25,487
Celldex Therapeutics, Inc. (a)	8,462	22,255
Cellular Biomedicine Group, Inc. (a)	6,741	107,586
Celsion Corp. (a)	3,145	3,271
Checkpoint Therapeutics, Inc. (a)	33,203	58,105
ChemoCentryx, Inc. (a)	30,884	1,382,059
Chimerix, Inc. (a)	28,431	50,323
Cidara Therapeutics, Inc. (a)(b)	21,577	62,573
Cleveland Biolabs, Inc. (a)(b)	523	1,747
Clovis Oncology, Inc. (a)(b)	51,656	388,970
CohBar, Inc. (a)(b)	25,615	40,984
Coherus BioSciences, Inc. (a)	46,273	895,383
Conatus Pharmaceuticals, Inc. (a)	10,772	4,256
Concert Pharmaceuticals, Inc. (a)	20,418	172,736
Constellation Pharmaceuticals, Inc. (a)	11,897	420,440
ContraFect Corp. (a)(b)	11,109	97,759
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	38,039	180,305
Cortexyme, Inc.	3,402	170,951
Corvus Pharmaceuticals, Inc. (a)(b)	5,901	20,299
Crinetics Pharmaceuticals, Inc. (a)(b)	4,877	100,369
CTI BioPharma Corp. (a)	42,248	41,462
CTI BioPharma Corp. rights 3/2/20 (a)	25,295	0
Cue Biopharma, Inc. (a)	13,910	243,286
Curis, Inc. (a)	23,763	30,892
Cyclacel Pharmaceuticals, Inc. (a)	283	151
Cyclerion Therapeutics, Inc. (a)	10,181	43,575
Cytokinetics, Inc. (a)	45,072	628,304
CytomX Therapeutics, Inc. (a)	30,792	205,998
Deciphera Pharmaceuticals, Inc. (a)	13,053	694,942
Denali Therapeutics, Inc. (a)(b)	56,269	1,112,438
DiaMedica Therapeutics, Inc. (a)	5,201	23,509
Dicerna Pharmaceuticals, Inc. (a)	41,047	810,268
Dyadic International, Inc. (a)(b)	16,719	98,475
Dynavax Technologies Corp. (a)(b)	56,832	224,202
Eagle Pharmaceuticals, Inc. (a)	8,650	397,035
Edge Therapeutics, Inc. (a)	742	876
Editas Medicine, Inc. (a)(b)	38,147	846,100
Eidos Therapeutics, Inc. (a)(b)	3,492	176,625
Eiger Biopharmaceuticals, Inc. (a)	15,605	148,091
Emergent BioSolutions, Inc. (a)	33,191	1,947,648
Enanta Pharmaceuticals, Inc. (a)	11,159	567,770
Enochian Biosciences, Inc. (a)(b)	16,088	52,447
Epizyme, Inc. (a)(b)	56,233	1,205,073
Esperion Therapeutics, Inc. (a)(b)	19,255	972,185
Evelo Biosciences, Inc. (a)(b)	6,392	32,344
Exact Sciences Corp. (a)(b)	104,802	8,483,722
Exelixis, Inc. (a)	228,056	4,239,561
Exicure, Inc. (a)	54,440	106,158
Fate Therapeutics, Inc. (a)	45,553	1,330,148
FibroGen, Inc. (a)	59,549	2,489,148
Five Prime Therapeutics, Inc. (a)	22,696	86,926
Flexion Therapeutics, Inc. (a)(b)	22,605	356,933
Fortress Biotech, Inc. (a)	23,538	50,371
Forty Seven, Inc. (a)	22,026	1,277,508
Frequency Therapeutics, Inc. (b)	7,454	161,454
G1 Therapeutics, Inc. (a)	19,143	343,425
Galectin Therapeutics, Inc. (a)(b)	26,209	55,563
Galera Therapeutics, Inc. (a)	4,662	79,627
Genocea Biosciences, Inc. (a)	12,239	21,418
Genprex, Inc. (a)	11,711	48,074
Geron Corp. (a)(b)	122,015	140,317
Gilead Sciences, Inc.	946,177	65,626,837
Global Blood Therapeutics, Inc. (a)	45,471	2,908,325
GlycoMimetics, Inc. (a)	21,677	78,471
Gossamer Bio, Inc.	27,820	365,277
Gritstone Oncology, Inc. (a)(b)	11,994	100,750
Halozyme Therapeutics, Inc. (a)	86,949	1,701,592
Harpoon Therapeutics, Inc.	4,595	70,487
Heat Biologics, Inc. (a)	8,025	2,648
Hemispherx Biopharma, Inc. (a)	74	152
Heron Therapeutics, Inc. (a)	56,854	1,060,327
Homology Medicines, Inc. (a)	23,016	368,256
Hookipa Pharma, Inc.	6,212	61,623
iBio, Inc. (a)(b)	1,190	2,916
Ideaya Biosciences, Inc. (a)	2,686	18,802
Idera Pharmaceuticals, Inc. (a)(b)	11,574	18,403
IGM Biosciences, Inc. (a)(b)	8,777	451,226
Immucell Corp. (a)(b)	7,193	41,647
Immunic, Inc. (a)	406	3,151
ImmunoGen, Inc. (a)	122,795	546,438
Immunomedics, Inc. (a)	139,257	2,228,112
Incyte Corp. (a)	134,052	10,108,861
Infinity Pharmaceuticals, Inc. (a)	24,412	28,562
Inovio Pharmaceuticals, Inc. (a)(b)	67,012	286,811
Insmed, Inc. (a)	67,571	1,682,518
Intellia Therapeutics, Inc. (a)(b)	26,197	349,730
Intercept Pharmaceuticals, Inc. (a)	19,212	1,766,351
Invitae Corp. (a)(b)	66,821	1,361,812
Ionis Pharmaceuticals, Inc. (a)	96,130	4,881,481
Iovance Biotherapeutics, Inc. (a)(b)	87,270	2,872,056
Ironwood Pharmaceuticals, Inc. Class A (a)	118,998	1,432,736
IsoRay, Inc. (a)(b)	55,167	40,548
Iveric Bio, Inc. (a)	23,883	129,804
Jounce Therapeutics, Inc. (a)	10,614	47,975
Kadmon Holdings, Inc. (a)	105,427	489,181
Kalvista Pharmaceuticals, Inc. (a)	12,534	168,582
Karuna Therapeutics, Inc. (a)	7,871	686,823
Karyopharm Therapeutics, Inc. (a)	38,939	636,263
Kezar Life Sciences, Inc. (a)	23,210	101,660
Kindred Biosciences, Inc. (a)	24,507	266,391
Kiniksa Pharmaceuticals Ltd. (a)	6,710	123,867
Kodiak Sciences, Inc. (a)(b)	18,180	1,162,975
Krystal Biotech, Inc. (a)(b)	8,074	431,555
Kura Oncology, Inc. (a)	42,076	507,857
La Jolla Pharmaceutical Co. (a)(b)	15,615	106,182
Leap Therapeutics, Inc. (a)(b)	17,779	42,847
Lexicon Pharmaceuticals, Inc. (a)(b)	27,788	77,112
Ligand Pharmaceuticals, Inc. Class B (a)(b)	13,238	1,239,077
LogicBio Therapeutics, Inc. (a)	3,959	31,830
Macrogenics, Inc. (a)	35,911	314,939
Madrigal Pharmaceuticals, Inc. (a)(b)	6,694	576,822
Magenta Therapeutics, Inc. (a)(b)	10,896	128,137
MannKind Corp. (a)(b)	122,724	155,859
Marker Therapeutics, Inc. (a)	18,701	46,191
Matinas BioPharma Holdings, Inc. (a)(b)	102,071	102,071
MediciNova, Inc. (a)(b)	26,891	112,942
MEI Pharma, Inc. (a)	58,703	113,297
Merrimack Pharmaceuticals, Inc. (b)	6,570	18,987
Mersana Therapeutics, Inc. (a)	26,418	228,780
Minerva Neurosciences, Inc. (a)	31,135	226,663
Miragen Therapeutics, Inc. (a)(b)	11,641	8,643
Mirati Therapeutics, Inc. (a)	27,524	2,463,123
Mirum Pharmaceuticals, Inc. (a)(b)	6,932	114,794
Moderna, Inc. (a)(b)	160,885	4,171,748
Molecular Templates, Inc. (a)	17,253	277,601
Moleculin Biotech, Inc. (a)	11,050	7,514
Momenta Pharmaceuticals, Inc. (a)	85,462	2,417,720
Morphic Holding, Inc.	5,008	79,126
Mustang Bio, Inc. (a)	21,501	62,783
Myriad Genetics, Inc. (a)	56,642	998,032
NanoViricides, Inc. (a)(b)	3,748	35,606
NantKwest, Inc. (a)(b)	22,405	108,440
Natera, Inc. (a)	47,832	1,813,072
Navidea Biopharmaceuticals, Inc. (a)	286	279
Neoleukin Therapeutics, Inc. (a)	27,073	262,608
Neon Therapeutics, Inc. (a)	2,917	4,376
Neubase Therapeutics, Inc. (a)	477	3,406
Neurobo Pharmaceuticals, Inc. (a)(b)	158	2,433
Neurobo Pharmaceuticals, Inc. rights (a)(c)	3,973	0
Neurocrine Biosciences, Inc. (a)	69,095	6,543,297
Neurotrope, Inc. (a)(b)	2,281	2,486
NewLink Genetics Corp. (a)	12,233	16,759
NextCure, Inc.	6,793	283,676
Novavax, Inc. (a)(b)	21,188	339,008
OncoCyte Corp. (a)	17,782	38,231
OncoSec Medical, Inc. (a)	3,973	5,522
Oncternal Therapeutics, Inc. (a)	2,013	7,287
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
Opko Health, Inc. (a)(b)	329,953	494,930
Oragenics, Inc. (a)	294	220
Organogenesis Holdings, Inc. Class A (a)	14,714	57,679
Organovo Holdings, Inc. (a)	99,452	32,123
Orgenesis, Inc. (a)(b)	6,680	28,858
Outlook Therapeutics, Inc. (a)(b)	287	218
OvaScience, Inc. (a)	6,045	46,486
Ovid Therapeutics, Inc. (a)	19,910	65,305
Oyster Point Pharma, Inc. (a)	3,871	137,072
Palatin Technologies, Inc. (a)(b)	172,465	88,078
PDL BioPharma, Inc. (a)	91,243	310,226
Pfenex, Inc. (a)	20,740	240,584
PhaseBio Pharmaceuticals, Inc. (a)(b)	9,554	40,222
Pieris Pharmaceuticals, Inc. (a)	31,200	97,032
Polarityte, Inc. (a)	11,218	15,256
Portola Pharmaceuticals, Inc. (a)(b)	49,831	503,791
Precigen, Inc. (a)(b)	65,294	247,464
Precision BioSciences, Inc. (a)	5,548	44,439
Prevail Therapeutics, Inc.	5,303	67,772
Principia Biopharma, Inc. (a)	14,120	911,587
Progenics Pharmaceuticals, Inc. (a)	62,613	295,533
Protagonist Therapeutics, Inc. (a)	16,817	131,173
Proteostasis Therapeutics, Inc. (a)(b)	24,450	38,142
Prothena Corp. PLC (a)	27,709	295,378
PTC Therapeutics, Inc. (a)	46,679	2,559,876
Puma Biotechnology, Inc. (a)(b)	23,736	255,281
Ra Pharmaceuticals, Inc. (a)	26,264	1,228,105
Radius Health, Inc. (a)	32,825	691,295
RAPT Therapeutics, Inc. (a)	3,541	70,006
Recro Pharma, Inc. (a)	11,148	159,862
Regeneron Pharmaceuticals, Inc. (a)	59,767	26,570,615
REGENXBIO, Inc. (a)	23,982	959,280
Regulus Therapeutics, Inc. (a)(b)	2,109	1,566
Repligen Corp. (a)	35,075	3,002,420
Replimune Group, Inc. (a)	9,288	128,825
Retrophin, Inc. (a)	37,367	579,002
Rexahn Pharmaceuticals, Inc. (a)	1,038	2,387
Rhythm Pharmaceuticals, Inc. (a)(b)	25,388	484,403
Rigel Pharmaceuticals, Inc. (a)	126,392	267,951
Rocket Pharmaceuticals, Inc. (a)(b)	26,358	513,717
Rubius Therapeutics, Inc. (a)(b)	23,169	193,925
Sage Therapeutics, Inc. (a)	39,493	1,856,171
Salarius Pharmaceuticals, Inc. (a)	121	105
Salarius Pharmaceuticals, Inc. rights (a)(c)	2,725	335
Sangamo Therapeutics, Inc. (a)(b)	91,216	778,072
Sarepta Therapeutics, Inc. (a)	53,137	6,082,592
Savara, Inc. (a)	16,342	37,423
Scholar Rock Holding Corp. (a)	10,352	146,067
Seattle Genetics, Inc. (a)	86,074	9,800,386
Selecta Biosciences, Inc. (a)(b)	20,347	81,388
Sellas Life Sciences Group, Inc. (a)	2,078	4,322
Seneca Biopharma, Inc. (a)	122	113
Seres Therapeutics, Inc. (a)	33,898	106,440
Sesen Bio, Inc. (a)	74,959	56,969
Soleno Therapeutics, Inc. (a)	20,927	58,177
Solid Biosciences, Inc. (a)(b)	13,643	45,022
Soligenix, Inc. (a)(b)	22,081	66,685
Sophiris Bio, Inc. (a)(b)	16,924	9,061
Sorrento Therapeutics, Inc. (a)(b)	83,755	181,748
Spectrum Pharmaceuticals, Inc. (a)	79,311	226,829
Spero Therapeutics, Inc. (a)	5,273	50,304
Spero Therapeutics, Inc. rights 3/3/20 (a)	801	433
Spring Bank Pharmaceuticals, Inc. (a)	6,222	8,524
Springworks Therapeutics, Inc. (a)	7,160	228,834
Stemline Therapeutics, Inc. (a)(b)	30,387	182,930
Stoke Therapeutics, Inc.	5,725	141,694
Sunesis Pharmaceuticals, Inc. (a)(b)	49,268	48,534
Surface Oncology, Inc. (a)	2,983	9,426
Sutro Biopharma, Inc. (a)	7,303	71,058
Syndax Pharmaceuticals, Inc. (a)	13,566	127,656
Synlogic, Inc. (a)	10,050	20,703
Synthetic Biologics, Inc. (a)	714	304
Syros Pharmaceuticals, Inc. (a)	23,416	136,984
T2 Biosystems, Inc. (a)(b)	23,454	16,169
TCR2 Therapeutics, Inc.	10,411	123,683
Tenax Therapeutics, Inc. (a)	20	23
TG Therapeutics, Inc. (a)(b)	61,320	769,566
Tocagen, Inc. (a)(b)	13,530	19,213
TRACON Pharmaceuticals, Inc. (a)(b)	122	371
Translate Bio, Inc. (a)(b)	34,440	261,055
Trevena, Inc. (a)	53,179	38,012
Trovagene, Inc. (a)	139	190
Turning Point Therapeutics, Inc.	10,180	504,623
Twist Bioscience Corp. (a)	19,489	596,753
Tyme, Inc. (a)(b)	24,524	29,184
Ultragenyx Pharmaceutical, Inc. (a)	41,151	2,307,748
United Therapeutics Corp. (a)	33,100	3,407,976
UNITY Biotechnology, Inc. (a)(b)	20,844	125,272
Unum Therapeutics, Inc. (a)(b)	4,804	3,219
Vanda Pharmaceuticals, Inc. (a)	37,536	414,022
Vaxart, Inc. (a)(b)	29,256	83,965
VBI Vaccines, Inc. (a)(b)	137,657	165,188
Veracyte, Inc. (a)	31,866	786,772
Verastem, Inc. (a)	41,471	115,704
Vericel Corp. (a)	31,170	481,265
Vertex Pharmaceuticals, Inc. (a)	192,390	43,101,132
Viela Bio, Inc. (b)	7,048	307,575
Viking Therapeutics, Inc. (a)(b)	46,990	278,181
VistaGen Therapeutics, Inc. (a)	16,097	8,248
Voyager Therapeutics, Inc. (a)	17,127	186,684
vTv Therapeutics, Inc. Class A (a)(b)	1,569	5,366
X4 Pharmaceuticals, Inc. (a)	9,499	101,449
Xbiotech, Inc. (a)(b)	16,329	200,194
Xencor, Inc. (a)	37,911	1,231,728
XOMA Corp. (a)	4,047	98,342
Y-mAbs Therapeutics, Inc. (a)	12,668	372,693
Yield10 Bioscience, Inc. (a)	5	33
Zafgen, Inc. (a)	19,735	22,498
ZIOPHARM Oncology, Inc. (a)(b)	135,281	418,018
		584,517,806
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	1,321,114	101,765,411
Abiomed, Inc. (a)	33,822	5,082,094
Accuray, Inc. (a)	67,562	200,321
Akers Biosciences, Inc. (a)(b)	230	642
Align Technology, Inc. (a)	53,662	11,717,098
Allied Healthcare Products, Inc. (a)	2,823	67,752
Alphatec Holdings, Inc. (a)	32,843	192,132
Angiodynamics, Inc. (a)	29,474	338,656
Antares Pharma, Inc. (a)	106,462	330,032
Apollo Endosurgery, Inc. (a)	30	78
Atossa Therapeutics, Inc. (a)(b)	10,240	12,390
Atricure, Inc. (a)	29,344	1,127,396
Atrion Corp.	1,137	700,744
Avanos Medical, Inc. (a)	36,567	1,185,136
Avinger, Inc. (a)(b)	178	109
AxoGen, Inc. (a)	26,604	329,358
Axonics Modulation Technologies, Inc. (a)(b)	11,155	395,389
Baxter International, Inc.	381,792	31,868,178
Becton, Dickinson & Co.	202,231	48,094,576
Bellerophon Therapeutics, Inc. (a)	727	5,089
Beyond Air, Inc. (a)(b)	11,993	99,302
BioLase Technology, Inc. (a)	1,838	1,186
BioLife Solutions, Inc. (a)(b)	11,338	160,433
BioSig Technologies, Inc. (a)(b)	11,983	43,378
Boston Scientific Corp. (a)	1,042,263	38,970,214
Bovie Medical Corp. (a)	17,133	103,655
Cantel Medical Corp. (b)	28,451	1,795,258
Cardiovascular Systems, Inc. (a)	26,791	1,007,877
Cerus Corp. (a)	130,206	669,259
Chembio Diagnostics, Inc. (a)(b)	15,272	67,960
Co.-Diagnostics, Inc. (a)(b)	8,572	113,408
ConforMis, Inc. (a)	41,372	32,237
CONMED Corp.	21,347	2,020,280
Cryolife, Inc. (a)	29,252	749,729
CryoPort, Inc. (a)(b)	24,724	412,891
Cutera, Inc. (a)	9,575	237,269
CytoSorbents Corp. (a)(b)	23,986	144,636
Danaher Corp.	477,505	69,037,673
Dare Bioscience, Inc. (a)	5,086	5,544
Dentsply Sirona, Inc.	166,302	8,188,710
DexCom, Inc. (a)	68,212	18,826,512
Edwards Lifesciences Corp. (a)	155,951	31,945,003
Ekso Bionics Holdings, Inc. (a)(b)	33,406	9,975
electroCore, Inc. (a)(b)	8,430	6,155
Electromed, Inc. (a)	3,835	39,462
Endologix, Inc. (a)(b)	11,850	14,813
ENDRA Life Sciences, Inc. (a)(b)	985	1,074
Envista Holdings Corp. (a)	118,671	3,011,870
Fonar Corp. (a)	4,350	86,913
Genmark Diagnostics, Inc. (a)	35,816	124,998
Glaukos Corp. (a)(b)	29,522	1,298,378
Globus Medical, Inc. (a)	57,879	2,617,867
Haemonetics Corp. (a)	37,952	4,111,340
Helius Medical Technologies, Inc. (U.S.) (a)(b)	7,841	7,135
Heska Corp. (a)	6,047	577,307
Hill-Rom Holdings, Inc.	49,794	4,782,714
Hologic, Inc. (a)	200,375	9,441,670
ICU Medical, Inc. (a)	14,497	2,838,658
IDEXX Laboratories, Inc. (a)	64,127	16,320,963
Inogen, Inc. (a)	13,554	620,502
Insulet Corp. (a)	46,245	8,785,163
Integer Holdings Corp. (a)	24,659	2,223,502
Integra LifeSciences Holdings Corp. (a)	53,414	2,782,869
IntriCon Corp. (a)	8,052	119,814
Intuitive Surgical, Inc. (a)	86,381	46,123,999
Invacare Corp.	22,398	169,777
InVivo Therapeutics Holdings Corp. (a)	18	111
IRadimed Corp. (a)	4,425	105,050
iRhythm Technologies, Inc. (a)	20,063	1,744,879
Iridex Corp. (a)	12,154	34,396
Kewaunee Scientific Corp.	406	4,685
Lantheus Holdings, Inc. (a)	29,262	455,024
LeMaitre Vascular, Inc. (b)	11,445	326,183
LivaNova PLC (a)	36,593	2,551,264
Masimo Corp. (a)	36,523	5,965,302
Medtronic PLC	1,002,090	100,880,400
Meridian Bioscience, Inc.	33,186	265,156
Merit Medical Systems, Inc. (a)	41,871	1,507,775
Mesa Laboratories, Inc. (b)	2,989	715,238
Microbot Medical, Inc. (a)	4,719	39,640
Milestone Scientific, Inc. (a)(b)	22,602	49,724
Misonix, Inc. (a)	9,501	131,589
Motus GI Holdings, Inc. (a)	19,367	27,695
MRI Interventions, Inc. (a)	10,093	49,859
Myomo, Inc. (a)(b)	108	501
Natus Medical, Inc. (a)	24,623	661,866
Neogen Corp. (a)	39,582	2,404,607
Neuronetics, Inc. (a)	7,250	20,989
Nevro Corp. (a)	23,203	3,019,870
NuVasive, Inc. (a)	38,923	2,561,523
Obalon Therapeutics, Inc. (a)	21	29
OraSure Technologies, Inc. (a)	44,885	270,657
Orthofix International NV (a)	13,344	471,577
OrthoPediatrics Corp. (a)	7,435	345,133
PAVmed, Inc. (a)(b)	24,559	61,398
Penumbra, Inc. (a)(b)	24,101	3,997,392
Predictive Oncology, Inc. (a)(b)	569	1,115
Pro-Dex, Inc. (a)	1,899	34,771
Pulse Biosciences, Inc. (a)(b)	6,592	45,155
Quidel Corp. (a)	28,533	2,203,889
Repro Medical Systems, Inc. (a)	14,426	116,851
ResMed, Inc.	107,567	17,098,850
Retractable Technologies, Inc. (a)	1,547	2,537
Rockwell Medical Technologies, Inc. (a)(b)	46,498	130,659
RTI Biologics, Inc. (a)	56,455	208,884
Seaspine Holdings Corp. (a)	18,408	260,105
Second Sight Medical Products, Inc. (a)(b)	1,727	7,443
Senseonics Holdings, Inc. (a)(b)	126,250	176,750
Shockwave Medical, Inc. (a)	6,451	258,943
SI-BONE, Inc. (a)	14,147	273,179
Sientra, Inc. (a)	32,614	136,653
Silk Road Medical, Inc.	4,929	196,421
Sintx Technologies, Inc. (a)	57	36
SmileDirectClub, Inc. (a)(b)	43,120	322,538
Soliton, Inc. (b)	4,965	52,281
Staar Surgical Co. (a)	20,660	648,311
Stereotaxis, Inc. (a)	24,965	91,122
STERIS PLC	63,267	10,035,412
STRATA Skin Sciences, Inc. (a)	2,761	4,280
Stryker Corp.	240,789	45,891,976
SurModics, Inc. (a)	9,856	344,073
Tactile Systems Technology, Inc. (a)(b)	13,939	702,665
Tandem Diabetes Care, Inc. (a)	42,231	3,152,966
Tela Bio, Inc. (a)	3,359	52,031
Teleflex, Inc.	34,675	11,616,819
The Cooper Companies, Inc.	37,042	12,022,722
Thermogenesis Holdings, Inc. (a)	24	96
TransEnterix, Inc. (a)(b)	9,426	11,123
TransMedics Group, Inc. (b)	5,180	81,326
Utah Medical Products, Inc.	2,765	241,661
Vapotherm, Inc. (a)	10,091	87,388
Varex Imaging Corp. (a)	27,609	641,081
Varian Medical Systems, Inc. (a)	67,899	8,349,540
Venus Concept, Inc. (a)(b)	10,059	64,076
Vermillion, Inc. (a)(b)	17,295	13,663
ViewRay, Inc. (a)(b)	77,438	222,247
VolitionRx Ltd. (a)(b)	17,143	58,972
West Pharmaceutical Services, Inc.	55,168	8,306,094
Wright Medical Group NV (a)	95,041	2,874,990
Zimmer Biomet Holdings, Inc.	153,738	20,931,429
Zosano Pharma Corp. (a)(b)	6,582	4,798
Zynex, Inc. (a)(b)	11,654	151,735
		760,961,081
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	66,683	1,973,817
Addus HomeCare Corp. (a)	10,242	781,157
Amedisys, Inc. (a)	24,044	4,183,896
American Renal Associates Holdings, Inc. (a)	11,065	89,073
AmerisourceBergen Corp.	112,357	9,473,942
AMN Healthcare Services, Inc. (a)	34,749	2,557,526
Anthem, Inc.	189,649	48,756,861
Apollo Medical Holdings, Inc. (a)(b)	18,217	318,251
Avalon GloboCare Corp. (a)	12,514	17,895
BioScrip, Inc. (a)	23,570	347,658
BioTelemetry, Inc. (a)	26,065	1,113,497
Brookdale Senior Living, Inc. (a)	138,975	913,066
Caladrius Biosciences, Inc. (a)	2,809	7,191
Capital Senior Living Corp. (a)	15,844	40,561
Cardinal Health, Inc.	219,148	11,421,994
Catasys, Inc. (a)(b)	4,986	75,388
Centene Corp. (a)	436,738	23,155,849
Chemed Corp.	11,885	4,963,414
Cigna Corp.	279,163	51,070,079
Community Health Systems, Inc. (a)(b)	91,417	450,686
Corvel Corp. (a)	6,513	449,006
Covetrus, Inc. (a)(b)	74,943	832,617
Cross Country Healthcare, Inc. (a)	27,551	261,183
CVS Health Corp.	972,190	57,534,204
DaVita HealthCare Partners, Inc. (a)	66,832	5,187,500
Encompass Health Corp.	73,501	5,500,815
Enzo Biochem, Inc. (a)	29,748	63,363
Exagen, Inc. (a)	3,706	63,298
Five Star Sr Living, Inc. (a)	13,400	63,516
Fulgent Genetics, Inc. (a)	7,717	114,520
Genesis HealthCare, Inc. Class A (a)	42,058	69,396
Guardant Health, Inc. (a)	30,263	2,631,670
Hanger, Inc. (a)	30,286	698,698
HCA Holdings, Inc.	197,419	25,074,187
HealthEquity, Inc. (a)(b)	53,133	3,771,912
Henry Schein, Inc. (a)	109,433	6,668,847
Humana, Inc.	98,966	31,637,451
InfuSystems Holdings, Inc. (a)	9,192	97,435
Interpace Diagnostics Group, Inc. (a)(b)	2,309	18,980
Laboratory Corp. of America Holdings (a)	72,487	12,735,241
LHC Group, Inc. (a)	22,084	2,682,323
Magellan Health Services, Inc. (a)	17,367	1,042,194
McKesson Corp.	134,703	18,839,562
MEDNAX, Inc. (a)	65,080	1,112,217
Molina Healthcare, Inc. (a)	46,919	5,749,923
National Healthcare Corp.	8,936	663,141
National Research Corp. Class A	9,545	524,880
Owens & Minor, Inc.	46,443	317,206
Patterson Companies, Inc.	64,998	1,546,302
Pennant Group, Inc. (a)	19,279	523,810
PetIQ, Inc. Class A (a)(b)	13,749	427,594
Precipio, Inc. (a)(b)	4,545	6,954
Premier, Inc. (a)	48,796	1,436,066
Progyny, Inc. (a)(b)	7,498	206,420
Providence Service Corp. (a)	9,877	610,201
Psychemedics Corp.	2,812	24,858
Quest Diagnostics, Inc.	100,422	10,650,757
Quorum Health Corp. (a)(b)	18,177	19,086
R1 RCM, Inc. (a)	74,423	913,914
RadNet, Inc. (a)	30,704	627,283
Select Medical Holdings Corp. (a)	80,230	1,920,706
Sharps Compliance Corp. (a)	11,281	68,363
Surgery Partners, Inc. (a)	14,937	245,266
Tenet Healthcare Corp. (a)	77,925	2,047,869
The Ensign Group, Inc.	37,943	1,688,464
The Joint Corp. (a)	8,531	126,515
Tivity Health, Inc. (a)	30,782	390,008
Triple-S Management Corp. (b)	18,110	271,469
U.S. Physical Therapy, Inc.	9,461	986,025
UnitedHealth Group, Inc.	708,427	180,620,548
Universal Health Services, Inc. Class B	59,854	7,406,334
		558,881,898
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	125,874	949,090
Castlight Health, Inc. Class B (a)	70,290	63,704
Cerner Corp.	234,263	16,227,398
Change Healthcare, Inc. (b)	32,010	435,016
Computer Programs & Systems, Inc.	10,224	273,799
Evolent Health, Inc. (a)	58,889	544,134
Health Catalyst, Inc. (b)	5,942	180,518
HealthStream, Inc. (a)	18,960	461,107
HMS Holdings Corp. (a)	66,802	1,534,442
HTG Molecular Diagnostics (a)(b)	18,842	10,928
iCAD, Inc. (a)	11,486	152,994
Inovalon Holdings, Inc. Class A (a)(b)	57,817	1,126,275
Inspire Medical Systems, Inc. (a)	11,121	954,960
Livongo Health, Inc.	10,570	264,356
Medical Transcription Billing Corp. (a)	8,077	44,100
NantHealth, Inc.(a)(b)	16,723	37,961
Nextgen Healthcare, Inc. (a)	35,368	462,613
Omnicell, Inc. (a)	31,638	2,577,548
OptimizeRx Corp. (a)(b)	7,641	63,802
Phreesia, Inc.	12,779	396,660
Simulations Plus, Inc.	8,597	279,918
Tabula Rasa HealthCare, Inc. (a)(b)	14,999	842,494
Teladoc Health, Inc. (a)(b)	54,117	6,762,460
Veeva Systems, Inc. Class A (a)	98,518	13,986,600
Vocera Communications, Inc. (a)(b)	25,093	612,018
		49,244,895
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)(b)	8,284	660,235
Accelerate Diagnostics, Inc. (a)(b)	20,269	259,646
Adaptive Biotechnologies Corp.	16,007	449,797
Agilent Technologies, Inc.	231,292	17,825,674
Avantor, Inc.	167,663	2,640,692
Bio-Rad Laboratories, Inc. Class A (a)	16,164	5,690,051
Bio-Techne Corp.	28,660	5,413,587
Bioanalytical Systems, Inc. (a)	1,887	8,775
Bruker Corp.	76,033	3,311,997
Champions Oncology, Inc. (a)	2,848	17,942
Charles River Laboratories International, Inc. (a)	36,249	5,639,257
ChromaDex, Inc. (a)(b)	32,911	121,442
Codexis, Inc. (a)	35,739	416,359
Fluidigm Corp. (a)	51,730	171,744
Harvard Bioscience, Inc. (a)	19,251	62,373
Illumina, Inc. (a)	109,979	29,218,121
IQVIA Holdings, Inc. (a)	134,920	18,819,991
Luminex Corp.	32,827	812,797
Medpace Holdings, Inc. (a)	20,576	1,850,605
Mettler-Toledo International, Inc. (a)	18,189	12,763,221
Nanostring Technologies, Inc. (a)	27,614	984,715
NeoGenomics, Inc. (a)	78,503	2,223,990
Pacific Biosciences of California, Inc. (a)	99,179	337,209
PerkinElmer, Inc.	82,995	7,174,088
Personalis, Inc. (a)(b)	7,316	63,869
PRA Health Sciences, Inc. (a)	47,362	4,461,500
Quanterix Corp. (a)	9,272	211,494
Syneos Health, Inc. (a)	46,635	2,954,327
Thermo Fisher Scientific, Inc.	299,860	87,199,288
Waters Corp. (a)	48,240	9,401,494
		221,166,280
Pharmaceuticals - 4.1%
AcelRx Pharmaceuticals, Inc. (a)	45,302	59,799
Acer Therapeutics, Inc. (a)(b)	2,754	9,033
Aclaris Therapeutics, Inc. (a)(b)	29,349	33,458
Adamis Pharmaceuticals Corp. (a)(b)	28,243	15,963
Adial Pharmaceuticals, Inc. (a)	5,339	7,635
Aerie Pharmaceuticals, Inc. (a)(b)	29,303	512,803
Aerpio Pharmaceuticals, Inc. (a)	7,355	4,704
Agile Therapeutics, Inc. (a)(b)	35,937	96,131
Akcea Therapeutics, Inc. (a)(b)	12,315	209,109
Akorn, Inc. (a)	62,592	72,607
Alimera Sciences, Inc. (a)(b)	3,266	23,548
Allergan PLC	245,394	46,789,274
Amneal Pharmaceuticals, Inc. (a)	78,218	301,139
Amphastar Pharmaceuticals, Inc. (a)	23,258	357,941
Ampio Pharmaceuticals, Inc. (a)(b)	59,805	35,596
ANI Pharmaceuticals, Inc. (a)	6,432	308,800
Aquestive Therapeutics, Inc. (a)(b)	15,148	56,502
Arvinas Holding Co. LLC (a)	11,514	542,655
Assertio Therapeutics, Inc. (a)	40,466	43,703
Avenue Therapeutics, Inc. (a)	2,451	21,765
Axsome Therapeutics, Inc. (a)(b)	20,088	1,566,864
Aytu BioScience, Inc. (a)	419	222
Baudax Bio, Inc. (a)(b)	4,459	31,124
Biodelivery Sciences International, Inc. (a)	55,426	269,370
BioPharmX Corp. (a)	100	36
Bristol-Myers Squibb Co.	1,753,049	103,535,074
Cara Therapeutics, Inc. (a)(b)	29,524	443,746
Cassava Sciences, Inc. (a)	11,052	62,002
Catalent, Inc. (a)	116,305	5,993,197
Cerecor, Inc. (a)	10,538	32,141
Chiasma, Inc. (a)	25,691	114,325
Clearside Biomedical, Inc. (a)	34,412	77,083
Collegium Pharmaceutical, Inc. (a)	21,801	517,774
ContraVir Pharmaceuticals, Inc. (a)	79	283
Corcept Therapeutics, Inc. (a)(b)	78,851	995,100
CorMedix, Inc. (a)(b)	19,744	102,669
Cumberland Pharmaceuticals, Inc. (a)	2,110	8,735
CymaBay Therapeutics, Inc. (a)	46,573	77,311
Durect Corp. (a)(b)	137,332	243,078
Elanco Animal Health, Inc. (a)	296,927	8,135,800
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	632,120	79,729,296
Eloxx Pharmaceuticals, Inc. (a)	16,116	50,443
Endo International PLC (a)	152,912	844,074
Eton Pharmaceuticals, Inc. (a)(b)	4,759	25,889
Evofem Biosciences, Inc. (a)(b)	12,910	76,169
Evoke Pharma, Inc. (a)(b)	20,540	25,264
Evolus, Inc. (a)(b)	14,486	124,435
Eyenovia, Inc. (a)(b)	6,934	26,523
Eyepoint Pharmaceuticals, Inc. (a)(b)	48,239	62,228
Fulcrum Therapeutics, Inc.	4,207	79,596
Harrow Health, Inc. (a)	18,830	103,942
Horizon Pharma PLC (a)	140,464	4,806,678
Innovate Biopharmaceuticals, Inc. (a)	7,756	4,343
Innoviva, Inc. (a)	50,619	681,838
Intersect ENT, Inc. (a)	22,388	534,178
Intra-Cellular Therapies, Inc. (a)	39,856	840,962
Jazz Pharmaceuticals PLC (a)	42,430	4,861,629
Johnson & Johnson	1,968,338	264,702,094
Kala Pharmaceuticals, Inc. (a)(b)	14,745	78,886
Kaleido Biosciences, Inc. (a)(b)	8,239	49,187
KemPharm, Inc. (a)	12,610	3,821
Lannett Co., Inc. (a)(b)	22,618	196,777
Lipocine, Inc. (a)	9,526	4,730
Liquidia Technologies, Inc. (a)	6,101	25,197
Mallinckrodt PLC (a)(b)	60,311	258,131
Marinus Pharmaceuticals, Inc. (a)	61,291	153,228
Menlo Therapeutics, Inc. (a)	4,252	12,543
Merck & Co., Inc.	1,904,577	145,814,415
Mylan NV (a)	386,539	6,644,605
MyoKardia, Inc. (a)	35,286	2,236,780
Nektar Therapeutics (a)	132,735	2,762,215
Neos Therapeutics, Inc. (a)(b)	25,814	39,754
NGM Biopharmaceuticals, Inc.	4,964	89,551
NovaBay Pharmaceuticals, Inc. (a)(b)	180	104
Novan, Inc. (a)(b)	17,491	3,846
Novus Therapeutics, Inc. (a)	1,349	755
Ocular Therapeutix, Inc. (a)(b)	40,481	190,463
Odonate Therapeutics, Inc. (a)(b)	7,919	234,323
Omeros Corp. (a)(b)	37,888	451,246
Onconova Therapeutics, Inc. (a)(b)	56,504	24,285
Opiant Pharmaceuticals, Inc. (a)	615	7,226
OptiNose, Inc. (a)(b)	20,333	123,015
Osmotica Pharmaceuticals PLC (a)	18,035	105,144
Otonomy, Inc. (a)	11,288	35,557
Pacira Biosciences, Inc. (a)	32,015	1,388,811
Paratek Pharmaceuticals, Inc. (a)(b)	24,981	119,409
Perrigo Co. PLC	102,002	5,170,481
Pfizer, Inc.	4,138,978	138,324,645
Phathom Pharmaceuticals, Inc. (a)(b)	8,473	306,045
Phibro Animal Health Corp. Class A	14,303	361,151
Plx Pharma PLC/New (a)	85	445
Prestige Brands Holdings, Inc. (a)	38,821	1,450,353
Provention Bio, Inc. (a)(b)	26,239	314,343
Pulmatrix, Inc. (a)	18,851	30,162
Reata Pharmaceuticals, Inc. (a)	19,162	3,731,800
Relmada Therapeutics, Inc. (a)	10,150	495,117
resTORbio, Inc. (a)	13,508	18,776
Revance Therapeutics, Inc. (a)	33,730	779,838
Satsuma Pharmaceuticals, Inc. (a)	4,963	141,396
scPharmaceuticals, Inc. (a)	1,673	14,806
SCYNEXIS, Inc. (a)	36,685	34,411
Seelos Therapeutics, Inc. (a)(b)	13,634	11,957
SIGA Technologies, Inc. (a)	33,486	167,263
Strongbridge Biopharma PLC (a)	41,424	114,744
Supernus Pharmaceuticals, Inc. (a)	40,921	736,169
Teligent, Inc. (a)(b)	41,426	17,399
Tetraphase Pharmaceuticals, Inc. (a)(b)	1,302	2,305
TherapeuticsMD, Inc. (a)(b)	159,286	269,193
Theravance Biopharma, Inc. (a)	36,790	895,837
Titan Pharmaceuticals, Inc. (a)	554	146
Trevi Therapeutics, Inc.	6,693	34,737
Tricida, Inc. (a)	19,224	610,939
Urovant Sciences Ltd. (a)(b)	5,847	73,146
Verrica Pharmaceuticals, Inc. (a)(b)	9,469	112,397
VIVUS, Inc. (a)(b)	6,184	11,193
WAVE Life Sciences (a)(b)	11,865	100,141
Xeris Pharmaceuticals, Inc. (a)	19,890	70,808
Zoetis, Inc. Class A	356,451	47,489,967
Zogenix, Inc. (a)	31,197	782,421
Zynerba Pharmaceuticals, Inc. (a)(b)	12,762	54,366
		893,070,581

TOTAL HEALTH CARE		3,067,842,541

INDUSTRIALS - 9.5%
Aerospace & Defense - 2.2%
AAR Corp.	25,226	871,558
Aerojet Rocketdyne Holdings, Inc. (a)	54,549	2,688,175
AeroVironment, Inc. (a)	16,999	873,579
Air Industries Group, Inc. (a)	20,123	24,751
Arconic, Inc.	289,764	8,504,573
Astronics Corp. (a)	17,321	351,097
Astrotech Corp. (a)	513	877
Axon Enterprise, Inc. (a)	44,532	3,445,441
BWX Technologies, Inc. (b)	71,238	3,906,692
CPI Aerostructures, Inc. (a)	11,576	36,696
Cubic Corp. (b)	23,921	1,302,259
Curtiss-Wright Corp.	31,789	3,812,773
Ducommun, Inc. (a)	7,246	323,534
General Dynamics Corp.	174,908	27,931,059
Harris Corp.	165,464	32,717,197
HEICO Corp.	37,878	4,085,142
HEICO Corp. Class A	43,957	3,882,722
Hexcel Corp.	63,281	4,089,851
Huntington Ingalls Industries, Inc.	30,505	6,269,693
Innovative Solutions & Support, Inc. (a)	6,449	35,985
Kratos Defense & Security Solutions, Inc. (a)	68,762	1,118,070
Lockheed Martin Corp.	185,231	68,511,390
Maxar Technologies, Inc. (b)	45,544	692,724
Mercury Systems, Inc. (a)	41,887	3,077,019
Micronet Enertec Technologies, Inc. (a)	116	113
Moog, Inc. Class A	24,455	1,885,970
National Presto Industries, Inc.	4,095	321,785
Northrop Grumman Corp.	117,242	38,553,859
Park Aerospace Corp.	15,096	209,985
Parsons Corp.	15,654	611,915
Raytheon Co.	208,008	39,221,988
SIFCO Industries, Inc. (a)	263	1,134
Spirit AeroSystems Holdings, Inc. Class A	77,785	4,110,159
Teledyne Technologies, Inc. (a)	27,244	9,189,946
Textron, Inc.	170,767	6,933,140
The Boeing Co.	399,917	110,021,166
TransDigm Group, Inc.	37,235	20,770,055
Triumph Group, Inc.	36,474	693,006
United Technologies Corp.	605,878	79,121,608
Vectrus, Inc. (a)	8,358	435,368
Virgin Galactic Holdings, Inc. (a)(b)	58,291	1,433,959
VirTra, Inc. (a)	3,889	12,639
		492,080,652
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)(b)	45,688	817,815
Atlas Air Worldwide Holdings, Inc. (a)	19,135	511,287
C.H. Robinson Worldwide, Inc.	101,188	6,971,853
Echo Global Logistics, Inc. (a)	20,286	374,277
Expeditors International of Washington, Inc.	126,926	8,938,129
FedEx Corp.	179,604	25,354,697
Forward Air Corp.	21,485	1,267,830
Hub Group, Inc. Class A (a)	24,602	1,137,350
Radiant Logistics, Inc. (a)	23,235	102,234
United Parcel Service, Inc. Class B	523,637	47,383,912
XPO Logistics, Inc. (a)	68,856	5,093,278
		97,952,662
Airlines - 0.3%
Alaska Air Group, Inc.	91,413	4,612,700
Allegiant Travel Co.	9,982	1,352,960
American Airlines Group, Inc.	290,829	5,540,292
Delta Air Lines, Inc.	428,358	19,760,155
Hawaiian Holdings, Inc. (b)	35,826	748,047
JetBlue Airways Corp. (a)(b)	215,823	3,405,687
Mesa Air Group, Inc. (a)	18,984	109,538
SkyWest, Inc.	38,123	1,730,784
Southwest Airlines Co.	353,383	16,322,761
Spirit Airlines, Inc. (a)	51,938	1,477,636
United Airlines Holdings, Inc. (a)	161,924	9,972,899
		65,033,459
Building Products - 0.4%
A.O. Smith Corp.	102,709	4,062,141
AAON, Inc.	30,629	1,684,901
Advanced Drain Systems, Inc.	39,629	1,658,870
Allegion PLC	69,316	7,970,647
Alpha PRO Tech Ltd. (a)(b)	5,202	109,242
American Woodmark Corp. (a)	11,251	942,496
Apogee Enterprises, Inc.	21,160	638,820
Armstrong Flooring, Inc. (a)	15,701	41,451
Armstrong World Industries, Inc.	36,427	3,648,164
Builders FirstSource, Inc. (a)	86,676	1,968,412
CSW Industrials, Inc.	11,887	782,640
Fortune Brands Home & Security, Inc.	103,328	6,380,504
Gibraltar Industries, Inc. (a)	24,838	1,258,541
Griffon Corp.	30,967	538,826
Insteel Industries, Inc.	16,647	331,109
Jeld-Wen Holding, Inc. (a)	51,303	964,496
Johnson Controls International PLC	577,635	21,124,112
Lennox International, Inc. (b)	26,108	5,956,018
Masco Corp.	211,992	8,759,509
Masonite International Corp. (a)	18,284	1,343,874
NCI Building Systems, Inc. (a)	31,918	234,597
Owens Corning	81,157	4,584,559
Patrick Industries, Inc.	16,595	876,714
PGT, Inc. (a)	42,136	639,203
Quanex Building Products Corp.	27,979	470,047
Resideo Technologies, Inc. (a)	93,730	1,007,598
Simpson Manufacturing Co. Ltd.	30,114	2,391,955
Tecogen, Inc. New (a)	670	1,340
Trex Co., Inc. (a)	43,702	4,180,096
Universal Forest Products, Inc.	45,350	2,125,101
		86,675,983
Commercial Services & Supplies - 0.6%
ABM Industries, Inc. (b)	50,081	1,648,667
ACCO Brands Corp.	69,203	554,316
Acme United Corp.	1,572	36,502
ADS Waste Holdings, Inc. (a)	50,833	1,680,539
ADT, Inc. (b)	75,361	481,557
Aqua Metals, Inc. (a)(b)	44,958	31,021
ARC Document Solutions, Inc.	19,899	27,461
Brady Corp. Class A	37,688	1,784,150
BrightView Holdings, Inc. (a)	21,832	305,648
Casella Waste Systems, Inc. Class A (a)	32,433	1,571,379
CECO Environmental Corp. (a)	21,163	142,850
Charah Solutions, Inc. (a)	3,727	8,237
Cimpress PLC (a)	18,759	2,183,735
Cintas Corp.	62,663	16,714,729
Clean Harbors, Inc. (a)	38,597	2,683,263
Copart, Inc. (a)	152,439	12,878,047
Covanta Holding Corp. (b)	91,846	1,227,063
Deluxe Corp.	31,879	1,061,571
Document Security Systems, Inc. (a)	1,461	351
Ennis, Inc.	21,636	434,884
Fuel Tech, Inc. (a)	15,310	12,395
Harsco Corp. (a)	59,676	715,515
Healthcare Services Group, Inc. (b)	56,469	1,555,156
Heritage-Crystal Clean, Inc. (a)	8,635	227,360
Herman Miller, Inc.	44,407	1,520,496
HNI Corp.	34,438	1,130,600
Hudson Technologies, Inc. (a)(b)	22,452	18,298
IAA Spinco, Inc. (a)	100,261	4,283,150
Industrial Services of America, Inc. (a)(c)	478	50
Interface, Inc.	44,971	656,127
KAR Auction Services, Inc.	97,930	1,885,153
Kimball International, Inc. Class B	29,762	481,549
Knoll, Inc.	35,638	628,654
Matthews International Corp. Class A	24,037	710,534
McGrath RentCorp.	18,370	1,275,797
Mobile Mini, Inc.	33,266	1,297,041
MSA Safety, Inc.	26,542	3,229,365
NL Industries, Inc.	2,768	9,328
Odyssey Marine Exploration, Inc. (a)(b)	5,710	21,127
Performant Financial Corp. (a)	9,150	9,150
Perma-Fix Environmental Services, Inc. (a)	7,911	51,422
PICO Holdings, Inc. (a)	11,940	113,311
Pitney Bowes, Inc. (b)	125,355	428,714
Quad/Graphics, Inc. (b)	21,428	102,854
Quest Resource Holding Corp. (a)	878	1,923
R.R. Donnelley & Sons Co.	61,967	117,737
Republic Services, Inc.	157,333	14,200,877
Rollins, Inc.	105,701	3,957,445
SP Plus Corp. (a)	17,084	623,737
Steelcase, Inc. Class A	67,632	1,096,991
Stericycle, Inc. (a)	68,646	3,942,340
Team, Inc. (a)(b)	20,837	265,255
Tetra Tech, Inc.	40,939	3,310,737
The Brink's Co.	37,510	2,936,658
U.S. Ecology, Inc.	19,900	836,994
UniFirst Corp.	11,573	2,150,379
Viad Corp.	15,843	795,319
Virco Manufacturing Co. (a)	791	2,943
VSE Corp.	5,737	168,955
Waste Management, Inc.	291,545	32,306,101
		132,533,507
Construction & Engineering - 0.2%
AECOM (a)	117,203	5,267,103
Aegion Corp. (a)	21,468	386,639
Ameresco, Inc. Class A (a)	16,121	363,367
Arcosa, Inc.	36,352	1,561,682
Argan, Inc.	9,369	390,968
Comfort Systems U.S.A., Inc.	28,190	1,190,182
Concrete Pumping Holdings, Inc. (a)	19,351	99,851
Construction Partners, Inc. Class A (a)	24,026	408,682
Dycom Industries, Inc. (a)	24,173	714,554
EMCOR Group, Inc.	42,097	3,238,101
Fluor Corp.	108,031	1,006,849
Goldfield Corp. (a)	12,137	39,931
Granite Construction, Inc.	34,333	697,647
Great Lakes Dredge & Dock Corp. (a)	51,291	497,523
HC2 Holdings, Inc. (a)(b)	26,675	101,899
Ies Holdings, Inc. (a)	5,880	137,063
Infrastructure and Energy Alternatives, Inc. (a)(b)	2,640	7,260
Infrastructure and Energy Alternatives, Inc. rights (a)(c)	2,640	0
Jacobs Engineering Group, Inc.	101,224	9,347,024
Limbach Holdings, Inc. (a)	4,235	17,575
MasTec, Inc. (a)	45,191	2,217,974
MYR Group, Inc. (a)	11,307	288,442
Northwest Pipe Co. (a)	8,014	252,842
NV5 Holdings, Inc. (a)(b)	7,732	413,894
Orion Group Holdings, Inc. (a)	21,541	84,656
Primoris Services Corp.	35,020	664,680
Quanta Services, Inc.	106,895	4,075,906
Sterling Construction Co., Inc. (a)	17,095	233,518
Tutor Perini Corp. (a)(b)	30,691	445,020
Valmont Industries, Inc.	16,343	1,899,383
Williams Scotsman Corp. (a)	41,897	734,873
		36,785,088
Electrical Equipment - 0.6%
Acuity Brands, Inc.	29,766	3,061,731
Allied Motion Technologies, Inc.	5,178	199,560
American Superconductor Corp. (a)(b)	12,438	85,200
AMETEK, Inc.	170,399	14,654,314
Atkore International Group, Inc. (a)	35,093	1,295,283
AZZ, Inc.	18,912	697,664
Babcock & Wilcox Enterprises, Inc. (a)(b)	21,533	89,362
Bloom Energy Corp. Class A (a)(b)	16,969	153,909
Broadwind Energy, Inc. (a)	4,699	9,586
Capstone Turbine Corp. (a)(b)	3,436	7,731
Eaton Corp. PLC	308,945	28,027,490
Emerson Electric Co.	455,196	29,182,616
Encore Wire Corp.	17,454	854,722
Energous Corp. (a)(b)	11,107	15,217
Energy Focus, Inc. (a)	2,359	1,201
EnerSys	32,166	1,980,782
Espey Manufacturing & Electronics Corp.	594	12,712
FuelCell Energy, Inc. (a)(b)	153,415	299,159
Generac Holdings, Inc. (a)	46,772	4,817,048
GrafTech International Ltd. (b)	43,398	354,128
Hubbell, Inc. Class B	40,618	5,411,942
Ideal Power, Inc. (a)(b)	1,124	2,495
LSI Industries, Inc.	18,119	120,310
nVent Electric PLC	116,759	2,803,384
Orion Energy Systems, Inc. (a)	21,614	102,234
Plug Power, Inc. (a)(b)	186,097	807,661
Powell Industries, Inc.	6,144	205,394
Preformed Line Products Co.	1,722	84,034
Regal Beloit Corp.	30,822	2,393,020
Rockwell Automation, Inc.	86,361	15,847,244
Sensata Technologies, Inc. PLC (a)	118,991	4,854,833
Sunrun, Inc. (a)	59,187	1,144,677
Sunworks, Inc. (a)(b)	536	348
Thermon Group Holdings, Inc. (a)	27,820	488,797
TPI Composites, Inc. (a)	22,881	543,195
Ultralife Corp. (a)	8,093	57,298
Vicor Corp. (a)	14,120	610,549
Vivint Solar, Inc. (a)	31,638	355,611
		121,632,441
Industrial Conglomerates - 1.2%
3M Co.	430,097	64,187,676
Carlisle Companies, Inc.	42,405	6,161,022
General Electric Co.	6,532,844	71,077,343
Honeywell International, Inc.	534,090	86,613,375
Raven Industries, Inc.	26,088	748,986
Roper Technologies, Inc.	77,887	27,392,858
		256,181,260
Machinery - 1.8%
AGCO Corp.	47,105	2,846,555
Alamo Group, Inc.	7,157	792,781
Albany International Corp. Class A	23,490	1,505,004
Allison Transmission Holdings, Inc.	89,199	3,621,479
Altra Industrial Motion Corp.	50,230	1,512,928
Astec Industries, Inc.	18,190	683,035
Barnes Group, Inc.	36,417	1,955,593
Blue Bird Corp. (a)	13,690	244,777
Briggs & Stratton Corp. (b)	28,609	90,691
Caterpillar, Inc.	412,946	51,304,411
Chart Industries, Inc. (a)	27,132	1,544,353
CIRCOR International, Inc. (a)	14,188	510,484
Colfax Corp. (a)	62,886	2,104,794
Columbus McKinnon Corp. (NY Shares)	17,038	529,711
Commercial Vehicle Group, Inc. (a)	20,635	89,969
Crane Co.	38,201	2,595,758
Cummins, Inc.	114,236	17,282,764
Deere & Co.	235,465	36,845,563
Donaldson Co., Inc.	94,820	4,274,486
Douglas Dynamics, Inc.	17,544	763,690
Dover Corp.	108,406	11,137,632
Eastern Co.	4,809	122,485
Energy Recovery, Inc. (a)(b)	24,380	239,899
Enerpac Tool Group Corp. Class A	39,481	843,709
EnPro Industries, Inc.	16,187	873,289
ESCO Technologies, Inc.	19,595	1,781,577
Evoqua Water Technologies Corp. (a)	54,009	1,132,569
ExOne Co. (a)(b)	6,506	39,687
Federal Signal Corp.	45,677	1,324,633
Flowserve Corp.	98,405	3,954,897
Fortive Corp.	221,209	15,298,814
Franklin Electric Co., Inc.	28,828	1,490,119
FreightCar America, Inc. (a)	5,722	8,926
Gardner Denver Holdings, Inc.	99,995	3,278,836
Gates Industrial Corp. PLC (a)	33,565	351,090
Gencor Industries, Inc. (a)	9,669	97,173
Gorman-Rupp Co.	13,446	430,138
Graco, Inc.	124,679	6,149,168
Graham Corp.	8,673	143,798
Greenbrier Companies, Inc.	25,562	619,367
Hillenbrand, Inc.	53,959	1,262,641
Hurco Companies, Inc.	5,048	142,253
Hyster-Yale Materials Handling Class A	7,232	348,148
IDEX Corp.	56,722	8,394,856
Illinois Tool Works, Inc.	218,119	36,596,006
ITT, Inc.	65,524	3,941,269
John Bean Technologies Corp.	23,827	2,307,883
Kadant, Inc.	8,029	729,194
Kennametal, Inc.	63,046	1,752,679
L.B. Foster Co. Class A (a)	5,912	93,173
Lincoln Electric Holdings, Inc.	45,734	3,745,157
Lindsay Corp. (b)	7,781	770,552
LiqTech International, Inc. (a)(b)	9,722	49,679
Lydall, Inc. (a)	11,886	141,562
Manitex International, Inc. (a)	6,665	36,924
Manitowoc Co., Inc. (a)	28,200	351,654
Mayville Engineering Co., Inc.	6,102	44,484
Meritor, Inc. (a)	55,084	1,249,856
Middleby Corp. (a)	42,125	4,709,996
Miller Industries, Inc.	9,113	270,747
Mueller Industries, Inc.	43,432	1,215,227
Mueller Water Products, Inc. Class A	117,693	1,288,738
Navistar International Corp. New (a)	49,323	1,790,918
NN, Inc.	29,207	226,354
Nordson Corp.	38,107	5,536,947
Omega Flex, Inc. (b)	2,311	180,951
Oshkosh Corp.	50,655	3,654,758
PACCAR, Inc.	258,203	17,273,781
Park-Ohio Holdings Corp.	7,009	171,861
Parker Hannifin Corp.	96,006	17,739,029
Pentair PLC	125,743	4,953,017
Proto Labs, Inc. (a)	19,673	1,724,142
RBC Bearings, Inc. (a)	18,863	3,229,157
REV Group, Inc.	18,393	144,017
Rexnord Corp.	91,171	2,658,546
Snap-On, Inc.	40,916	5,922,591
Spartan Motors, Inc.	22,739	335,400
SPX Corp. (a)	33,562	1,407,255
SPX Flow, Inc. (a)	32,460	1,193,879
Standex International Corp.	10,264	651,046
Stanley Black & Decker, Inc.	113,536	16,315,123
Sun Hydraulics Corp. (b)	23,128	919,338
Tennant Co.	13,573	971,012
Terex Corp.	50,432	1,110,008
The L.S. Starrett Co. Class A (a)	1,425	6,498
Timken Co.	50,267	2,253,972
Titan International, Inc.	35,833	79,549
Toro Co.	79,719	5,694,328
Trane Technologies PLC	178,790	23,071,062
TriMas Corp. (a)	36,291	919,977
Trinity Industries, Inc. (b)	72,041	1,466,034
Twin Disc, Inc. (a)	5,451	43,935
Wabash National Corp.	43,599	478,717
WABCO Holdings, Inc. (a)	37,253	5,032,880
Watts Water Technologies, Inc. Class A	20,982	1,970,420
Welbilt, Inc. (a)	101,385	1,340,310
Westinghouse Air Brake Co.	136,233	9,359,207
Woodward, Inc.	42,206	4,355,659
Xylem, Inc.	134,911	10,434,017
		404,475,005
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	61,104	202,865
Genco Shipping & Trading Ltd.	11,779	90,463
Kirby Corp. (a)	44,769	2,854,024
Matson, Inc.	32,696	1,085,834
		4,233,186
Professional Services - 0.5%
Acacia Research Corp. (a)	25,296	58,181
ASGN, Inc. (a)	39,395	1,997,720
Barrett Business Services, Inc.	5,631	337,297
BG Staffing, Inc.	7,360	113,491
CBIZ, Inc. (a)	39,699	1,033,762
CoStar Group, Inc. (a)	27,408	18,297,307
CRA International, Inc.	5,861	272,595
Equifax, Inc.	90,602	12,869,108
Exponent, Inc.	39,045	2,875,664
Forrester Research, Inc. (a)	7,219	260,317
Franklin Covey Co. (a)	7,382	232,164
FTI Consulting, Inc. (a)	28,124	3,166,481
GP Strategies Corp. (a)	9,374	104,239
Heidrick & Struggles International, Inc.	14,316	319,247
Hill International, Inc. (a)	25,210	79,412
Hudson Global, Inc. (a)	411	4,188
Huron Consulting Group, Inc. (a)	17,712	1,051,030
ICF International, Inc.	14,594	1,108,852
IHS Markit Ltd.	298,834	21,288,934
InnerWorkings, Inc. (a)	27,538	86,469
Insperity, Inc.	28,103	1,890,489
Kelly Services, Inc. Class A (non-vtg.)	24,341	404,304
Kforce, Inc.	14,441	439,873
Korn Ferry	42,133	1,473,812
Manpower, Inc.	43,678	3,316,907
Mastech Digital, Inc. (a)	3,047	38,819
MISTRAS Group, Inc. (a)	11,428	89,710
Nielsen Holdings PLC	267,846	4,877,476
RCM Technologies, Inc. (a)	2,921	7,244
Red Violet, Inc. (a)(b)	5,963	143,410
Rekor Systems, Inc. (a)	8,607	33,395
Resources Connection, Inc.	28,367	355,439
Robert Half International, Inc.	86,924	4,381,839
TransUnion Holding Co., Inc.	140,441	12,488,014
TriNet Group, Inc. (a)	33,131	1,751,305
TrueBlue, Inc. (a)	27,081	402,965
Upwork, Inc. (a)	44,144	382,508
Verisk Analytics, Inc.	122,548	19,008,420
Volt Information Sciences, Inc. (a)	1,842	3,408
Willdan Group, Inc. (a)	7,856	241,572
		117,287,367
Road & Rail - 1.0%
AMERCO	6,116	1,972,471
ArcBest Corp.	19,527	386,830
Avis Budget Group, Inc. (a)	42,765	1,384,517
Covenant Transport Group, Inc. Class A (a)	7,785	94,199
CSX Corp.	581,315	40,953,642
Daseke, Inc. (a)	40,125	132,413
Heartland Express, Inc.	34,222	612,916
Hertz Global Holdings, Inc. (a)	75,897	970,723
J.B. Hunt Transport Services, Inc.	63,513	6,125,194
Kansas City Southern	73,906	11,136,156
Knight-Swift Transportation Holdings, Inc. Class A (b)	91,618	2,926,279
Landstar System, Inc.	29,302	2,958,623
Lyft, Inc.	152,755	5,823,021
Marten Transport Ltd.	31,888	623,092
Norfolk Southern Corp.	194,917	35,543,115
Old Dominion Freight Lines, Inc.	47,627	9,230,113
P.A.M. Transportation Services, Inc. (a)	1,031	40,838
Patriot Transportation Holding, Inc.	2,215	26,912
Roadrunner Transportation Systems, Inc. (a)	2,118	15,652
Ryder System, Inc.	40,113	1,525,899
Saia, Inc. (a)	19,552	1,707,085
Schneider National, Inc. Class B	24,290	435,034
U.S. Xpress Enterprises, Inc. (a)(b)	24,237	104,461
U.S.A. Truck, Inc. (a)	5,140	25,777
Uber Technologies, Inc.	153,480	5,198,368
Union Pacific Corp.	519,047	82,948,901
Universal Logistics Holdings, Inc.	5,661	87,236
Werner Enterprises, Inc.	33,722	1,133,059
YRC Worldwide, Inc. (a)(b)	21,459	45,493
		214,168,019
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	202	808
Air Lease Corp. Class A	77,463	2,971,481
Aircastle Ltd.	37,595	1,197,401
Applied Industrial Technologies, Inc.	29,208	1,722,980
Beacon Roofing Supply, Inc. (a)	52,107	1,547,578
BlueLinx Corp. (a)(b)	6,077	71,405
BMC Stock Holdings, Inc. (a)	49,359	1,210,776
CAI International, Inc. (a)	11,617	287,405
DXP Enterprises, Inc. (a)	14,267	405,040
EVI Industries, Inc. (a)(b)	3,026	66,784
Fastenal Co.	428,209	14,653,312
Foundation Building Materials, Inc. (a)	13,388	208,853
GATX Corp. (b)	26,592	1,902,126
General Finance Corp. (a)	10,603	82,597
GMS, Inc. (a)	31,597	721,991
H&E Equipment Services, Inc.	24,206	575,135
HD Supply Holdings, Inc. (a)	123,587	4,698,778
Herc Holdings, Inc. (a)	18,493	678,323
Houston Wire & Cable Co. (a)	5,304	17,026
Huttig Building Products, Inc. (a)(b)	6,730	9,018
India Globalization Capital, Inc. (a)(b)	24,839	10,929
Kaman Corp.	21,229	1,177,360
Lawson Products, Inc. (a)	6,426	257,040
MRC Global, Inc. (a)	61,158	532,075
MSC Industrial Direct Co., Inc. Class A	33,444	2,067,508
Nesco Holdings, Inc. Class A (a)(b)	8,270	25,224
Now, Inc. (a)	86,015	759,512
Rush Enterprises, Inc. Class A	25,915	1,086,357
SiteOne Landscape Supply, Inc. (a)	30,985	3,075,261
Systemax, Inc.	10,069	210,039
Titan Machinery, Inc. (a)	17,880	180,767
Transcat, Inc. (a)	4,102	118,507
Triton International Ltd.	39,850	1,369,645
United Rentals, Inc. (a)	55,874	7,402,188
Univar, Inc. (a)	103,295	1,754,982
Veritiv Corp. (a)	8,088	97,380
W.W. Grainger, Inc.	32,573	9,040,310
Watsco, Inc.	24,203	3,799,387
WESCO International, Inc. (a)	30,999	1,257,629
Willis Lease Finance Corp. (a)	1,759	99,735
		67,350,652
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	57,837	2,270,102

TOTAL INDUSTRIALS		2,098,659,383

INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	27,993	1,917,800
ADTRAN, Inc.	33,566	270,038
Applied Optoelectronics, Inc. (a)(b)	14,159	126,440
Arista Networks, Inc. (a)	40,686	7,857,280
Aviat Networks, Inc. (a)	1,636	19,894
BK Technologies Corp.	2,781	6,355
Blonder Tongue Laboratories, Inc. (a)	989	742
CalAmp Corp. (a)	22,952	220,798
Calix Networks, Inc. (a)	32,611	293,499
Cambium Networks Corp. (a)	2,697	16,856
Casa Systems, Inc. (a)	19,906	65,292
Ciena Corp. (a)	116,031	4,461,392
Cisco Systems, Inc.	3,172,831	126,691,142
Clearfield, Inc. (a)	5,887	63,109
ClearOne, Inc. (a)	9,941	19,683
CommScope Holding Co., Inc. (a)	148,140	1,631,021
Communications Systems, Inc.	2,700	15,390
Comtech Telecommunications Corp.	17,148	480,487
Dasan Zhone Solutions, Inc. (a)	5,094	38,867
Digi International, Inc. (a)	21,720	287,573
EchoStar Holding Corp. Class A (a)	35,796	1,249,996
EMCORE Corp. (a)	14,873	44,173
Extreme Networks, Inc. (a)	87,538	440,316
F5 Networks, Inc. (a)	45,518	5,459,884
Harmonic, Inc. (a)	62,901	386,212
Infinera Corp. (a)	119,483	812,484
Inseego Corp. (a)(b)	39,764	275,962
InterDigital, Inc.	24,760	1,309,556
Juniper Networks, Inc.	251,622	5,339,419
KVH Industries, Inc. (a)	15,848	165,136
Lantronix, Inc. (a)	8,780	28,359
LRAD Corp. (a)	22,929	68,787
Lumentum Holdings, Inc. (a)	57,737	4,493,093
Motorola Solutions, Inc.	128,457	21,282,756
NETGEAR, Inc. (a)	20,932	394,987
NetScout Systems, Inc. (a)	51,117	1,313,707
Network-1 Security Solutions, Inc.	6,331	14,498
Optical Cable Corp. (a)	166	502
PC-Tel, Inc.	12,410	87,118
Plantronics, Inc. (b)	22,565	309,817
Resonant, Inc. (a)(b)	15,636	26,894
Sonus Networks, Inc. (a)	39,910	128,909
Tessco Technologies, Inc.	4,410	26,416
Ubiquiti, Inc. (b)	9,338	1,266,793
ViaSat, Inc. (a)	43,746	2,515,395
Viavi Solutions, Inc. (a)	174,203	2,297,738
Westell Technologies, Inc. Class A (a)	5,599	5,101
		194,227,666
Electronic Equipment & Components - 0.8%
Airgain, Inc. (a)	6,380	50,338
Akoustis Technologies, Inc. (a)(b)	21,570	156,167
Amphenol Corp. Class A	221,357	20,294,010
Anixter International, Inc. (a)	22,205	2,165,210
Applied DNA Sciences, Inc. (a)	140	559
Arlo Technologies, Inc. (a)	55,012	180,439
Arrow Electronics, Inc. (a)	63,007	4,225,249
Avnet, Inc.	75,746	2,323,887
AVX Corp.	34,759	755,661
Badger Meter, Inc. (b)	22,328	1,344,369
Bel Fuse, Inc. Class B (non-vtg.)	7,813	89,381
Belden, Inc.	29,490	1,177,536
Benchmark Electronics, Inc.	27,535	748,401
CDW Corp.	107,326	12,258,776
ClearSign Combustion Corp. (a)(b)	11,155	7,594
Coda Octopus Group, Inc. (a)(b)	2,455	15,712
Cognex Corp.	128,407	5,719,248
Coherent, Inc. (a)	18,116	2,331,710
Corning, Inc.	575,712	13,736,488
CTS Corp.	26,501	690,881
CUI Global, Inc. (a)	7,844	8,315
Daktronics, Inc.	29,851	146,867
Digital Ally, Inc. (a)(b)	4,381	4,775
Dolby Laboratories, Inc. Class A	47,771	3,138,555
eMagin Corp. (a)	1,498	614
ePlus, Inc. (a)	9,798	742,296
Fabrinet (a)	27,969	1,541,651
FARO Technologies, Inc. (a)	13,728	785,791
Fitbit, Inc. (a)	174,524	1,115,208
FLIR Systems, Inc.	100,293	4,259,444
Frequency Electronics, Inc. (a)	752	6,994
Identiv, Inc. (a)	10,382	47,550
IEC Electronics Corp. (a)	4,952	37,338
II-VI, Inc. (a)	65,824	1,954,315
Insight Enterprises, Inc. (a)	26,918	1,482,913
Intellicheck, Inc. (a)	9,218	74,942
IPG Photonics Corp. (a)	26,778	3,417,944
Iteris, Inc. (a)	29,095	140,529
Itron, Inc. (a)	26,449	2,005,892
Jabil, Inc.	103,443	3,315,348
KEMET Corp.	43,218	1,127,125
KEY Tronic Corp. (a)	1,911	8,924
Keysight Technologies, Inc. (a)	140,439	13,308,000
Kimball Electronics, Inc. (a)	18,049	244,564
Knowles Corp. (a)	65,349	1,086,100
LGL Group, Inc. (a)	2,530	29,348
LightPath Technologies, Inc. Class A (a)(b)	25,908	31,996
Littelfuse, Inc. (b)	18,243	2,913,042
Luna Innovations, Inc. (a)	17,851	119,602
Methode Electronics, Inc. Class A	28,310	867,985
MicroVision, Inc. (a)(b)	59,532	15,133
MTS Systems Corp.	16,232	651,552
Napco Security Technolgies, Inc. (a)	8,094	164,632
National Instruments Corp.	88,346	3,558,577
Neonode, Inc. (a)(b)	979	2,115
nLIGHT, Inc. (a)	23,491	387,836
Novanta, Inc. (a)	26,556	2,369,061
OSI Systems, Inc. (a)	12,935	1,051,227
Par Technology Corp. (a)(b)	7,261	192,344
PC Connection, Inc.	7,778	316,331
Perceptron, Inc. (a)	3,877	19,269
Plexus Corp. (a)	22,220	1,474,297
Powerfleet, Inc. (a)	18,868	133,019
Research Frontiers, Inc. (a)(b)	15,712	48,707
RF Industries Ltd.	3,184	19,168
Richardson Electronics Ltd.	6,989	31,241
Rogers Corp. (a)	14,038	1,628,408
Sanmina Corp. (a)	54,347	1,428,783
ScanSource, Inc. (a)	18,543	527,177
SYNNEX Corp.	30,381	3,798,536
TE Connectivity Ltd.	249,829	20,703,329
Tech Data Corp. (a)	26,166	3,725,777
Trimble, Inc. (a)	186,255	7,353,347
TTM Technologies, Inc. (a)(b)	74,754	971,054
Vishay Intertechnology, Inc.	99,996	1,869,925
Vishay Precision Group, Inc. (a)	9,085	249,565
Wayside Technology Group, Inc.	363	5,790
Wireless Telecom Group, Inc. (a)	3,302	4,061
Wrap Technologies, Inc. (a)(b)	6,352	37,350
Zebra Technologies Corp. Class A (a)	40,344	8,511,374
		173,484,568
IT Services - 5.3%
3PEA International, Inc. (a)(b)	18,108	145,407
Accenture PLC Class A	474,560	85,700,790
Akamai Technologies, Inc. (a)	120,849	10,454,647
Alliance Data Systems Corp.	30,632	2,630,676
Automatic Data Processing, Inc.	323,536	50,063,961
Black Knight, Inc. (a)	111,744	7,454,442
Booz Allen Hamilton Holding Corp. Class A	104,944	7,482,507
Brightcove, Inc. (a)	24,548	190,983
Broadridge Financial Solutions, Inc.	85,779	8,951,896
CACI International, Inc. Class A (a)	18,699	4,581,629
Cardtronics PLC (a)(b)	27,607	1,001,306
Cass Information Systems, Inc.	8,527	400,343
Cognizant Technology Solutions Corp. Class A	409,460	24,948,398
Computer Task Group, Inc. (a)	7,607	44,501
Conduent, Inc. (a)	116,811	381,972
CoreLogic, Inc.	59,751	2,710,903
CSG Systems International, Inc.	24,638	1,090,232
CSP, Inc.	1,089	14,157
DXC Technology Co.	192,381	4,638,306
Endurance International Group Holdings, Inc. (a)	60,056	224,009
EPAM Systems, Inc. (a)	41,179	9,191,153
Euronet Worldwide, Inc. (a)	40,414	5,012,953
EVERTEC, Inc.	46,055	1,366,912
EVO Payments, Inc. Class A (a)	32,735	827,541
Exela Technologies, Inc. (a)	24,050	6,181
ExlService Holdings, Inc. (a)	25,794	1,925,522
Fastly, Inc. Class A	9,175	181,665
Fidelity National Information Services, Inc.	459,685	64,227,188
Fiserv, Inc. (a)	427,123	46,710,171
FleetCor Technologies, Inc. (a)	64,877	17,243,658
Gartner, Inc. (a)	66,827	8,646,746
Genpact Ltd.	114,788	4,414,746
Global Payments, Inc.	224,618	41,322,973
GoDaddy, Inc. (a)	132,423	9,266,962
GreenSky, Inc. Class A (a)(b)	30,878	246,406
GTT Communications, Inc. (a)(b)	21,381	323,708
Hackett Group, Inc.	23,028	354,631
i3 Verticals, Inc. Class A (a)	12,004	347,876
IBM Corp.	662,076	86,169,191
Information Services Group, Inc. (a)	18,737	59,396
Innodata, Inc. (a)	4,130	4,750
Internap Network Services Corp. (a)(b)	11,434	7,546
International Money Express, Inc. (a)	21,249	200,166
Jack Henry & Associates, Inc.	57,443	8,716,401
KBR, Inc.	106,180	2,756,433
Leidos Holdings, Inc.	99,434	10,206,900
Limelight Networks, Inc. (a)	89,990	454,000
Liveramp Holdings, Inc. (a)	51,731	1,833,347
ManTech International Corp. Class A	20,430	1,530,207
Marathon Patent Group, Inc. (a)(b)	163	140
MasterCard, Inc. Class A	663,510	192,583,778
Maximus, Inc.	47,641	3,002,336
ModusLink Global Solutions, Inc. (a)	9,148	12,716
MoneyGram International, Inc. (a)(b)	19,732	42,621
MongoDB, Inc. Class A (a)	26,171	3,991,078
NIC, Inc.	52,227	955,232
Okta, Inc. (a)	84,291	10,794,305
Paychex, Inc.	237,742	18,420,250
PayPal Holdings, Inc. (a)	878,112	94,827,315
Perficient, Inc. (a)	24,616	1,008,518
Perspecta, Inc.	103,171	2,576,180
PFSweb, Inc. (a)	7,687	28,903
PRG-Schultz International, Inc. (a)	10,780	38,916
Priority Technology Holdings, Inc. (a)	1,619	3,335
Repay Holdings Corp. (a)	22,261	390,235
Sabre Corp.	205,403	2,796,562
Science Applications International Corp.	36,768	2,946,220
ServiceSource International, Inc. (a)	54,218	76,447
Square, Inc. (a)	256,283	21,356,062
StarTek, Inc. (a)	9,134	56,905
Switch, Inc. Class A	40,279	577,601
Sykes Enterprises, Inc. (a)	30,027	951,255
The Western Union Co.	312,660	7,000,457
Ttec Holdings, Inc.	14,080	527,014
Twilio, Inc. Class A (a)(b)	93,327	10,512,353
Unisys Corp. (a)	40,895	635,099
VeriSign, Inc. (a)	77,281	14,664,070
Verra Mobility Corp. (a)	98,369	1,489,799
Virtusa Corp. (a)	22,766	1,004,208
Visa, Inc. Class A	1,279,536	232,568,463
WEX, Inc. (a)	32,356	6,058,337
WidePoint Corp. (a)	21,123	9,767
		1,168,572,871
Semiconductors & Semiconductor Equipment - 4.1%
ACM Research, Inc. (a)(b)	6,499	227,140
Adesto Technologies Corp. (a)	20,542	251,845
Advanced Energy Industries, Inc. (a)	28,868	1,716,924
Advanced Micro Devices, Inc. (a)	874,309	39,763,573
AEHR Test Systems (a)	18,714	39,299
Alpha & Omega Semiconductor Ltd. (a)	15,524	168,280
Ambarella, Inc. (a)	23,827	1,416,515
Amkor Technology, Inc. (a)	76,970	803,182
Amtech Systems, Inc. (a)	9,659	48,102
Analog Devices, Inc.	275,525	30,046,001
Applied Materials, Inc.	690,724	40,144,879
Atomera, Inc. (a)(b)	12,292	53,962
Axcelis Technologies, Inc. (a)	24,581	589,698
AXT, Inc. (a)	29,686	103,307
Broadcom, Inc.	296,629	80,866,998
Brooks Automation, Inc.	54,609	1,884,557
Cabot Microelectronics Corp.	21,846	3,042,711
Ceva, Inc. (a)	19,258	547,120
Cirrus Logic, Inc. (a)	43,381	2,977,672
Cohu, Inc.	31,055	635,696
Cree, Inc. (a)	81,035	3,624,696
CVD Equipment Corp. (a)	7,163	27,291
CyberOptics Corp. (a)	7,010	148,892
Cypress Semiconductor Corp.	272,608	6,294,519
Diodes, Inc. (a)(b)	31,264	1,375,929
DSP Group, Inc. (a)	17,184	233,874
Enphase Energy, Inc. (a)(b)	57,379	2,809,850
Entegris, Inc.	100,747	5,371,830
Envision Solar International, Inc. (b)	2,716	25,530
Everspin Technologies, Inc. (a)	4,881	18,060
First Solar, Inc. (a)	57,103	2,613,604
FormFactor, Inc. (a)	58,118	1,300,100
GSI Technology, Inc. (a)	8,291	55,218
Ichor Holdings Ltd. (a)	16,506	477,354
Impinj, Inc. (a)(b)	11,203	344,492
Inphi Corp. (a)	34,370	2,566,064
Intel Corp.	3,252,840	180,597,677
Intest Corp. (a)	2,847	14,349
KLA-Tencor Corp.	118,104	18,153,766
Kopin Corp. (a)	33,382	10,549
Kulicke & Soffa Industries, Inc.	47,256	1,078,854
Lam Research Corp.	108,417	31,812,800
Lattice Semiconductor Corp. (a)	100,591	1,805,608
MACOM Technology Solutions Holdings, Inc. (a)	34,159	863,198
Marvell Technology Group Ltd.	499,623	10,641,970
Maxim Integrated Products, Inc.	202,254	11,249,367
MaxLinear, Inc. Class A (a)	50,259	777,004
Microchip Technology, Inc. (b)	178,565	16,197,631
Micron Technology, Inc. (a)	827,882	43,513,478
MKS Instruments, Inc.	40,870	4,094,765
Monolithic Power Systems, Inc.	30,262	4,800,764
MoSys, Inc. (a)	89	193
NeoPhotonics Corp. (a)	29,355	194,037
NVE Corp.	3,653	231,125
NVIDIA Corp.	457,583	123,579,441
ON Semiconductor Corp. (a)	301,656	5,628,901
Onto Innovation, Inc. (a)	35,749	1,092,847
PDF Solutions, Inc. (a)	18,574	271,923
Photronics, Inc. (a)	54,349	676,645
Pixelworks, Inc. (a)	27,639	117,742
Power Integrations, Inc.	22,135	1,926,852
Qorvo, Inc. (a)	86,742	8,724,510
Qualcomm, Inc.	854,166	66,881,198
QuickLogic Corp. (a)(b)	6,639	31,801
Rambus, Inc. (a)	81,551	1,140,083
Rubicon Technology, Inc. (a)	738	6,458
Semtech Corp. (a)	50,222	1,983,267
Silicon Laboratories, Inc. (a)	32,782	2,907,108
Skyworks Solutions, Inc.	127,353	12,758,224
SMART Global Holdings, Inc. (a)	8,858	237,749
SolarEdge Technologies, Inc. (a)	36,382	4,537,563
SunPower Corp. (a)(b)	62,247	533,457
Synaptics, Inc. (a)	25,129	1,659,770
Teradyne, Inc.	124,999	7,344,941
Texas Instruments, Inc.	698,726	79,752,586
Ultra Clean Holdings, Inc. (a)	31,228	652,977
Universal Display Corp.	31,743	5,040,471
Veeco Instruments, Inc. (a)	35,469	474,930
Xilinx, Inc.	188,231	15,715,406
Xperi Corp.	38,874	668,244
		902,996,993
Software - 8.0%
2U, Inc. (a)	48,604	1,142,680
8x8, Inc. (a)	77,237	1,428,885
A10 Networks, Inc. (a)	38,810	260,415
ACI Worldwide, Inc. (a)	86,506	2,410,922
Adobe, Inc. (a)	361,742	124,844,399
Agilysys, Inc. (a)	14,979	481,275
Alarm.com Holdings, Inc. (a)	26,952	1,300,434
Altair Engineering, Inc. Class A (a)(b)	29,617	1,030,672
Alteryx, Inc. Class A (a)(b)	36,525	5,099,621
American Software, Inc. Class A	20,570	338,377
Anaplan, Inc. (a)	64,546	2,900,697
ANSYS, Inc. (a)	63,917	15,480,058
AppFolio, Inc. (a)(b)	10,996	1,352,178
Appian Corp. Class A (a)(b)	25,923	1,144,500
Aspen Technology, Inc. (a)	51,035	5,435,738
Asure Software, Inc. (a)(b)	10,107	85,202
AudioEye, Inc. (a)(b)	1,799	7,196
Autodesk, Inc. (a)	164,484	31,396,706
Avalara, Inc. (a)	49,406	4,187,159
Avaya Holdings Corp. (a)	79,341	1,028,259
Benefitfocus, Inc. (a)	20,955	261,518
Blackbaud, Inc.	37,132	2,517,550
BlackLine, Inc. (a)	32,553	2,036,841
Bottomline Technologies, Inc. (a)	28,971	1,282,836
Box, Inc. Class A (a)(b)	114,040	1,910,170
BroadVision, Inc. (a)	145	349
BSQUARE Corp. (a)	3,297	4,121
Cadence Design Systems, Inc. (a)	209,770	13,874,188
CDK Global, Inc.	90,843	4,180,595
Cerence, Inc. (a)	25,923	562,788
Ceridian HCM Holding, Inc. (a)	75,621	5,348,673
ChannelAdvisor Corp. (a)	18,211	173,369
Citrix Systems, Inc.	91,323	9,441,885
Cloudera, Inc. (a)	186,309	1,658,150
Cloudflare, Inc. (a)(b)	28,369	604,260
CommVault Systems, Inc. (a)	31,277	1,304,251
Cornerstone OnDemand, Inc. (a)	38,919	1,596,847
Coupa Software, Inc. (a)	47,079	7,050,080
Crowdstrike Holdings, Inc.	14,825	884,163
Datadog, Inc. Class A (a)(b)	20,348	918,712
Digimarc Corp. (a)(b)	8,712	174,240
Digital Turbine, Inc. (a)	41,960	257,215
DocuSign, Inc. (a)	93,517	8,071,452
Domo, Inc. Class B (a)	14,449	304,729
Dropbox, Inc. Class A (a)	161,717	3,163,185
Dynatrace, Inc. (b)	46,880	1,514,224
Ebix, Inc. (b)	15,593	412,279
eGain Communications Corp. (a)	13,324	107,658
Elastic NV (a)	23,922	1,766,879
Envestnet, Inc. (a)	39,381	2,972,478
Everbridge, Inc. (a)(b)	25,502	2,694,541
Evolving Systems, Inc. (a)	1,466	1,248
Fair Isaac Corp. (a)	21,657	8,143,682
Finjan Holdings, Inc. (a)	6,093	10,236
FireEye, Inc. (a)	163,326	2,161,620
Five9, Inc. (a)	46,065	3,364,127
Forescout Technologies, Inc. (a)	27,992	910,860
Fortinet, Inc. (a)	106,219	10,840,711
Globalscape, Inc.	7,333	64,310
GSE Systems, Inc. (a)	114	143
GTY Govtech, Inc. (a)(b)	29,444	158,409
Guidewire Software, Inc. (a)	61,743	6,767,650
HubSpot, Inc. (a)	30,151	5,410,597
Instructure, Inc. (a)	25,579	1,247,232
Intelligent Systems Corp. (a)(b)	4,693	172,092
Intuit, Inc.	194,656	51,749,298
Inuvo, Inc. (a)	2,842	731
j2 Global, Inc. (b)	34,620	3,023,365
LivePerson, Inc. (a)(b)	46,743	1,236,820
LogMeIn, Inc.	36,407	3,103,151
Majesco (a)	8,690	58,049
Manhattan Associates, Inc. (a)	47,923	3,228,093
Marin Software, Inc. (a)	420	563
Medallia, Inc. (b)	11,452	284,124
Microsoft Corp.	5,704,470	924,181,155
MicroStrategy, Inc. Class A (a)	6,062	819,340
Mitek Systems, Inc. (a)	28,801	250,857
MobileIron, Inc. (a)	60,774	246,135
Model N, Inc. (a)	19,882	576,578
NetSol Technologies, Inc. (a)	4,917	16,275
New Relic, Inc. (a)	37,786	2,125,840
Nortonlifelock, Inc.	428,088	8,146,515
Nuance Communications, Inc. (a)	211,517	4,572,998
Nutanix, Inc. Class A (a)	109,627	2,613,508
NXT-ID, Inc. (a)	9,811	3,629
Onespan, Inc. (a)	24,677	407,417
Oracle Corp.	1,619,761	80,113,379
Pagerduty, Inc. (b)	6,782	139,709
Palo Alto Networks, Inc. (a)	73,277	13,528,400
Parametric Technology Corp. (a)	77,816	5,878,999
Park City Group, Inc. (a)	5,806	29,843
Paycom Software, Inc. (a)	36,741	10,384,844
Paylocity Holding Corp. (a)	26,869	3,480,073
Pegasystems, Inc.	28,802	2,606,581
Phunware, Inc. (a)(b)	20,350	20,757
Ping Identity Holding Corp. (a)(b)	10,416	241,026
Pluralsight, Inc. (a)	63,241	1,127,587
Progress Software Corp.	33,041	1,232,099
Proofpoint, Inc. (a)	42,367	4,518,441
PROS Holdings, Inc. (a)	29,626	1,356,575
Q2 Holdings, Inc. (a)	33,219	2,503,716
QAD, Inc.:
Class A	8,438	413,884
Class B	1,267	43,091
Qualys, Inc. (a)	25,144	2,016,046
Qumu Corp. (a)	1,774	2,998
Rapid7, Inc. (a)	33,428	1,547,716
RealNetworks, Inc. (a)	8,452	8,706
RealPage, Inc. (a)	60,045	3,848,885
Rimini Street, Inc. (a)	9,253	42,749
RingCentral, Inc. (a)	56,128	13,232,176
Riot Blockchain, Inc. (a)(b)	10,716	12,216
SailPoint Technologies Holding, Inc. (a)	64,062	1,622,050
Salesforce.com, Inc. (a)	663,186	113,006,894
SeaChange International, Inc. (a)	22,733	83,203
SecureWorks Corp. (a)(b)	7,771	107,939
ServiceNow, Inc. (a)	141,076	46,003,473
SharpSpring, Inc. (a)(b)	7,022	80,051
ShotSpotter, Inc. (a)(b)	6,711	238,912
SITO Mobile Ltd. (a)(b)	5,300	1,001
Slack Technologies, Inc. Class A (a)(b)	33,412	902,792
Smartsheet, Inc. (a)	68,165	3,156,040
Smith Micro Software, Inc. (a)	15,104	80,957
SolarWinds, Inc. (a)	50,888	927,179
Splunk, Inc. (a)	115,431	17,006,449
SPS Commerce, Inc. (a)	25,726	1,353,188
SS&C Technologies Holdings, Inc.	164,194	9,112,767
Support.com, Inc.	11,561	12,948
SurveyMonkey (a)	66,055	1,204,183
Synacor, Inc. (a)(b)	5,906	6,556
Synchronoss Technologies, Inc. (a)(b)	29,849	146,857
Synopsys, Inc. (a)	112,445	15,509,539
Telaria, Inc. (a)	26,006	317,793
TeleNav, Inc. (a)	24,075	143,607
Tenable Holdings, Inc. (a)	32,880	806,218
Teradata Corp. (a)	85,423	1,703,335
The Trade Desk, Inc. (a)(b)	29,784	8,555,454
TiVo Corp.	98,773	747,712
Tyler Technologies, Inc. (a)	29,112	9,122,245
Upland Software, Inc. (a)	15,771	613,650
Varonis Systems, Inc. (a)	23,111	1,853,964
Verb Technology Co., Inc. (a)(b)	14,205	22,728
Verint Systems, Inc. (a)	50,096	2,749,268
Veritone, Inc. (a)(b)	22,027	59,032
VirnetX Holding Corp. (a)(b)	46,429	260,467
VMware, Inc. Class A (a)	59,023	7,113,452
Workday, Inc. Class A (a)	122,833	21,280,817
Workiva, Inc. (a)	28,097	1,200,866
Yext, Inc. (a)(b)	69,531	1,054,090
Zendesk, Inc. (a)	83,197	6,598,354
Zix Corp. (a)	43,880	345,774
Zoom Video Communications, Inc. Class A (b)	18,205	1,911,525
Zscaler, Inc. (a)(b)	49,120	2,553,749
Zuora, Inc. (a)	49,406	654,135
		1,752,864,666
Technology Hardware, Storage & Peripherals - 4.2%
3D Systems Corp. (a)(b)	90,205	826,278
Apple, Inc.	3,123,146	853,743,191
Astro-Med, Inc.	3,839	41,692
Avid Technology, Inc. (a)	27,777	205,272
Boxlight Corp. (a)(b)	328	358
Dell Technologies, Inc. (a)	115,539	4,674,708
Diebold Nixdorf, Inc. (a)	56,314	395,324
Eastman Kodak Co. (a)(b)	21,104	65,633
Hewlett Packard Enterprise Co.	969,459	12,399,381
HP, Inc.	1,107,602	23,027,046
Immersion Corp. (a)	28,308	197,873
Intevac, Inc. (a)	20,748	116,189
NCR Corp. (a)	95,205	2,399,166
NetApp, Inc.	170,599	7,970,385
One Stop Systems, Inc. (a)	2,319	4,939
Pure Storage, Inc. Class A (a)	169,580	2,587,791
Seagate Technology LLC	172,785	8,285,041
Sonim Technologies, Inc.	3,914	11,351
Transact Technologies, Inc.	2,972	29,661
Western Digital Corp.	222,661	12,371,045
Xerox Holdings Corp.	139,076	4,478,247
		933,830,571

TOTAL INFORMATION TECHNOLOGY		5,125,977,335

MATERIALS - 2.7%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (b)	11,528	102,484
AdvanSix, Inc. (a)	19,585	284,570
AgroFresh Solutions, Inc. (a)	13,102	28,693
Air Products & Chemicals, Inc.	164,793	36,190,191
Albemarle Corp. U.S. (b)	79,257	6,487,185
American Vanguard Corp.	18,505	282,201
Amyris, Inc. (a)(b)	29,987	95,509
Ashland Global Holdings, Inc.	44,932	3,214,435
Axalta Coating Systems Ltd. (a)	155,030	3,863,348
Balchem Corp.	23,832	2,251,171
Cabot Corp.	42,949	1,605,434
Celanese Corp. Class A	89,849	8,422,445
CF Industries Holdings, Inc.	162,920	6,005,231
Chase Corp.	5,914	525,104
Core Molding Technologies, Inc. (a)	3,200	9,216
Corteva, Inc.	560,813	15,254,114
Dow, Inc.	555,104	22,431,753
DuPont de Nemours, Inc.	554,721	23,797,531
Eastman Chemical Co.	101,078	6,217,308
Ecolab, Inc.	187,353	33,807,849
Element Solutions, Inc. (a)	166,921	1,734,309
Ferro Corp. (a)	59,744	694,225
Flotek Industries, Inc. (a)	29,992	47,387
FMC Corp.	96,744	9,006,866
FutureFuel Corp.	19,502	198,335
GCP Applied Technologies, Inc. (a)	40,767	793,733
H.B. Fuller Co.	40,848	1,602,467
Hawkins, Inc.	7,879	281,674
Huntsman Corp.	150,555	2,851,512
Ingevity Corp. (a)	31,537	1,420,426
Innospec, Inc.	17,972	1,555,297
International Flavors & Fragrances, Inc. (b)	79,886	9,568,745
Intrepid Potash, Inc. (a)	67,792	119,992
Koppers Holdings, Inc. (a)	15,467	338,109
Kraton Performance Polymers, Inc. (a)	23,027	233,033
Kronos Worldwide, Inc. (b)	15,730	157,143
Linde PLC	401,607	76,710,953
Livent Corp. (a)	110,016	982,443
Loop Industries, Inc. (a)(b)	11,462	100,636
LSB Industries, Inc. (a)	15,618	30,455
LyondellBasell Industries NV Class A	191,628	13,693,737
Marrone Bio Innovations, Inc. (a)	23,639	26,712
Minerals Technologies, Inc.	27,364	1,227,823
NewMarket Corp.	5,569	2,164,058
Northern Technologies International Corp.	7,022	80,472
Olin Corp.	120,992	1,958,860
OMNOVA Solutions, Inc. (a)	31,651	319,992
PolyOne Corp.	68,114	1,686,503
PPG Industries, Inc.	176,396	18,424,562
PQ Group Holdings, Inc. (a)	29,480	391,200
Quaker Chemical Corp.	9,841	1,550,646
Rayonier Advanced Materials, Inc.	30,943	75,810
RPM International, Inc.	96,457	6,183,858
Sensient Technologies Corp.	32,281	1,587,580
Sherwin-Williams Co.	61,382	31,719,149
Stepan Co.	15,340	1,347,312
Taronis Fuels, Inc. (a)(b)	54,235	10,033
Taronis Technologies, Inc. (a)(b)	10,847	3,288
The Chemours Co. LLC	123,197	1,830,707
The Mosaic Co.	263,579	4,488,750
The Scotts Miracle-Gro Co. Class A	29,802	3,158,714
Trecora Resources (a)	12,623	71,320
Tredegar Corp.	17,181	293,108
Trinseo SA	27,505	601,809
Tronox Holdings PLC	71,680	526,131
Valhi, Inc.	21,358	29,688
Valvoline, Inc.	140,244	2,734,758
Venator Materials PLC (a)	32,002	85,445
W.R. Grace & Co.	42,162	2,384,683
Westlake Chemical Corp.	26,171	1,462,174
		379,422,394
Construction Materials - 0.1%
Eagle Materials, Inc.	31,334	2,473,193
Forterra, Inc. (a)	12,554	169,981
Martin Marietta Materials, Inc.	46,756	10,638,393
Summit Materials, Inc. (a)	84,510	1,651,325
Tecnoglass, Inc.	10,974	80,000
U.S. Concrete, Inc. (a)	11,011	295,535
United States Lime & Minerals, Inc.	1,583	127,511
Vulcan Materials Co.	99,020	11,908,145
		27,344,083
Containers & Packaging - 0.4%
Amcor PLC	1,214,376	11,317,984
Aptargroup, Inc.	47,772	4,828,316
Avery Dennison Corp.	62,221	7,123,682
Ball Corp.	245,218	17,278,060
Berry Global Group, Inc. (a)	98,789	3,750,030
Crown Holdings, Inc. (a)	101,207	7,135,094
Graphic Packaging Holding Co.	215,589	2,914,763
Greif, Inc.:
Class A	23,069	815,258
Class B	2,138	85,541
International Paper Co.	292,824	10,822,775
Myers Industries, Inc.	24,805	336,604
O-I Glass, Inc.	117,582	1,269,886
Packaging Corp. of America	70,587	6,396,594
Ranpak Holdings Corp. (A Shares) (a)	19,447	161,605
Sealed Air Corp.	116,379	3,527,447
Silgan Holdings, Inc.	57,546	1,647,542
Sonoco Products Co.	75,055	3,618,402
UFP Technologies, Inc. (a)	4,587	226,277
WestRock Co.	192,463	6,399,395
		89,655,255
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)	222,429	513,811
Alcoa Corp. (a)	135,319	1,876,875
Allegheny Technologies, Inc. (a)(b)	95,465	1,631,497
Ampco-Pittsburgh Corp. (a)	3,070	8,381
Carpenter Technology Corp.	36,278	1,333,217
Century Aluminum Co. (a)	32,414	188,001
Cleveland-Cliffs, Inc. (b)	200,765	1,166,445
Coeur d'Alene Mines Corp. (a)	183,290	762,486
Commercial Metals Co.	89,146	1,627,806
Compass Minerals International, Inc. (b)	24,984	1,362,877
Comstock Mining, Inc. (a)(b)	668	334
Freeport-McMoRan, Inc.	1,086,996	10,826,480
Friedman Industries	589	3,257
General Moly, Inc. (a)	17,839	3,570
Gold Resource Corp.	48,979	196,896
Golden Minerals Co. (a)(b)	20,934	4,164
Haynes International, Inc.	13,380	338,648
Hecla Mining Co. (b)	397,102	1,048,349
Kaiser Aluminum Corp.	12,201	1,153,605
Materion Corp.	15,130	685,994
McEwen Mining, Inc. (b)	257,024	231,322
Newmont Corp.	613,243	27,369,035
Nucor Corp.	226,864	9,380,826
Olympic Steel, Inc.	8,021	96,653
Paramount Gold Nevada Corp. (a)	2,346	1,900
Ramaco Resources, Inc. (a)	1,114	3,208
Reliance Steel & Aluminum Co.	49,728	5,086,677
Royal Gold, Inc.	49,471	4,772,467
Ryerson Holding Corp. (a)	10,387	86,524
Schnitzer Steel Industries, Inc. Class A	21,758	358,572
Solitario Exploration & Royalty Corp. (a)	5,340	1,509
Steel Dynamics, Inc.	161,324	4,296,058
SunCoke Energy, Inc.	66,812	308,003
Synalloy Corp. (a)	5,467	62,597
TimkenSteel Corp. (a)	26,515	134,431
U.S. Antimony Corp. (a)	7,358	3,017
United States Steel Corp. (b)	131,040	1,050,941
Universal Stainless & Alloy Products, Inc. (a)	4,924	56,380
Warrior Metropolitan Coal, Inc.	38,680	685,410
Worthington Industries, Inc.	26,574	845,053
		79,563,276
Paper & Forest Products - 0.1%
Boise Cascade Co.	29,787	1,056,843
Clearwater Paper Corp. (a)	15,074	411,068
Domtar Corp.	41,615	1,197,264
Louisiana-Pacific Corp.	87,765	2,496,914
Mercer International, Inc. (SBI)	29,156	258,322
Neenah, Inc.	11,912	688,156
P.H. Glatfelter Co.	32,208	459,286
Resolute Forest Products (a)	77,813	206,983
Schweitzer-Mauduit International, Inc.	23,842	803,952
Verso Corp. (a)(b)	25,649	418,335
		7,997,123

TOTAL MATERIALS		583,982,131

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Acadia Realty Trust (SBI)	67,684	1,545,903
Agree Realty Corp.	35,155	2,524,832
Alexander & Baldwin, Inc.	52,423	985,552
Alexanders, Inc.	1,781	553,891
Alexandria Real Estate Equities, Inc.	91,376	13,878,187
American Assets Trust, Inc.	36,601	1,517,111
American Campus Communities, Inc.	103,470	4,494,737
American Finance Trust, Inc.	83,155	864,812
American Homes 4 Rent Class A	190,032	4,919,928
American Tower Corp.	331,450	75,172,860
Americold Realty Trust	143,694	4,407,095
Apartment Investment & Management Co. Class A	110,128	5,268,524
Apple Hospitality (REIT), Inc.	153,489	2,006,101
Armada Hoffler Properties, Inc.	44,226	741,228
Ashford Hospitality Trust, Inc.	55,427	119,722
AvalonBay Communities, Inc.	104,341	20,929,761
Bluerock Residential Growth (REIT), Inc.	15,205	157,980
Boston Properties, Inc.	107,376	13,845,061
Braemar Hotels & Resorts, Inc.	25,106	184,780
Brandywine Realty Trust (SBI)	133,156	1,808,258
Brixmor Property Group, Inc.	221,864	4,040,143
BRT Realty Trust	14,721	229,648
Camden Property Trust (SBI)	71,732	7,602,157
CareTrust (REIT), Inc.	71,258	1,487,154
CatchMark Timber Trust, Inc.	36,441	334,893
CBL & Associates Properties, Inc.	119,746	63,561
Cedar Realty Trust, Inc.	57,036	147,723
Chatham Lodging Trust	33,592	468,272
CIM Commercial Trust Corp.	595	8,354
City Office REIT, Inc.	44,022	510,655
Clipper Realty, Inc.	10,967	123,598
Colony Capital, Inc.	379,908	1,504,436
Columbia Property Trust, Inc.	89,694	1,691,629
Community Healthcare Trust, Inc.	14,970	713,021
Condor Hospitality Trust, Inc.	1,704	17,006
CoreCivic, Inc.	91,077	1,348,850
CorEnergy Infrastructure Trust, Inc.	8,658	302,164
CorePoint Lodging, Inc.	26,437	210,439
CoreSite Realty Corp.	28,321	2,937,737
Corporate Office Properties Trust (SBI)	84,946	2,152,532
Cousins Properties, Inc.	109,695	3,915,015
Crown Castle International Corp.	311,177	44,588,552
CubeSmart	145,657	4,409,037
CyrusOne, Inc.	84,862	5,140,940
DiamondRock Hospitality Co.	150,552	1,373,034
Digital Realty Trust, Inc.	156,341	18,778,118
Douglas Emmett, Inc.	122,736	4,686,060
Duke Realty Corp.	272,486	8,847,620
Easterly Government Properties, Inc.	59,872	1,423,157
EastGroup Properties, Inc.	28,382	3,568,469
Empire State Realty Trust, Inc.	117,414	1,373,744
EPR Properties	58,438	3,461,867
Equinix, Inc.	63,812	36,551,514
Equity Commonwealth	90,876	2,858,959
Equity Lifestyle Properties, Inc.	136,591	9,333,263
Equity Residential (SBI)	261,382	19,629,788
Essential Properties Realty Trust, Inc.	66,189	1,516,390
Essex Property Trust, Inc.	49,341	13,981,266
Extra Space Storage, Inc.	97,230	9,758,003
Farmland Partners, Inc.	20,151	119,092
Federal Realty Investment Trust (SBI)	52,196	6,072,483
First Industrial Realty Trust, Inc.	93,378	3,595,053
Four Corners Property Trust, Inc.	53,063	1,522,377
Franklin Street Properties Corp.	78,183	557,445
Front Yard Residential Corp. Class B	39,640	502,635
Gaming & Leisure Properties	151,627	6,773,178
Getty Realty Corp.	28,371	804,034
Gladstone Commercial Corp.	22,384	422,386
Gladstone Land Corp.	13,890	186,543
Global Medical REIT, Inc.	34,290	479,031
Global Net Lease, Inc.	66,928	1,234,822
Government Properties Income Trust	35,360	1,030,037
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	50,926	1,728,938
HCP, Inc. (b)	372,699	11,792,196
Healthcare Realty Trust, Inc.	100,921	3,461,590
Healthcare Trust of America, Inc.	156,394	4,870,109
Hersha Hospitality Trust	26,952	310,757
Highwoods Properties, Inc. (SBI)	77,141	3,462,088
Hospitality Properties Trust (SBI)	122,580	2,216,246
Host Hotels & Resorts, Inc.	533,629	7,726,948
Hudson Pacific Properties, Inc.	114,907	3,709,198
Independence Realty Trust, Inc.	69,781	925,296
Industrial Logistics Properties Trust	48,577	1,003,601
Investors Real Estate Trust	9,394	661,807
Invitation Homes, Inc.	402,882	11,558,685
Iron Mountain, Inc.	215,027	6,538,971
iStar Financial, Inc.	56,580	856,055
JBG SMITH Properties	88,336	3,240,164
Jernigan Capital, Inc.	14,824	265,646
Kilroy Realty Corp.	72,462	5,267,263
Kimco Realty Corp.	315,510	5,474,099
Kite Realty Group Trust	66,051	1,066,724
Lamar Advertising Co. Class A	63,976	5,357,350
Lexington Corporate Properties Trust	185,810	1,926,850
Life Storage, Inc.	35,078	3,785,267
LTC Properties, Inc.	30,945	1,387,264
Mack-Cali Realty Corp.	68,999	1,309,601
Medical Properties Trust, Inc.	386,587	8,168,583
Mid-America Apartment Communities, Inc.	85,141	11,005,326
Monmouth Real Estate Investment Corp. Class A	75,059	1,065,838
National Health Investors, Inc.	32,859	2,685,566
National Retail Properties, Inc.	129,612	6,590,770
National Storage Affiliates Trust	44,242	1,492,725
New Senior Investment Group, Inc.	59,307	359,993
NexPoint Residential Trust, Inc.	18,149	807,631
Omega Healthcare Investors, Inc.	163,222	6,463,591
One Liberty Properties, Inc.	12,612	303,949
Outfront Media, Inc.	107,219	2,824,148
Paramount Group, Inc.	154,258	1,874,235
Park Hotels & Resorts, Inc.	179,026	3,269,015
Pebblebrook Hotel Trust	96,305	1,946,324
Pennsylvania Real Estate Investment Trust (SBI) (b)	40,528	95,646
Physicians Realty Trust	137,661	2,596,286
Piedmont Office Realty Trust, Inc. Class A	94,567	2,041,702
Plymouth Industrial REIT, Inc.	10,876	204,143
Postal Realty Trust, Inc.	4,907	79,003
Potlatch Corp.	50,115	1,841,225
Power (REIT) (a)	211	2,606
Preferred Apartment Communities, Inc. Class A	36,682	349,946
Prologis, Inc.	551,806	46,506,210
PS Business Parks, Inc.	15,131	2,247,710
Public Storage	112,402	23,505,506
QTS Realty Trust, Inc. Class A	43,954	2,468,896
Ramco-Gershenson Properties Trust (SBI)	56,883	737,204
Rayonier, Inc.	97,358	2,582,908
Realty Income Corp.	243,914	17,656,934
Regency Centers Corp.	124,975	7,178,564
Retail Opportunity Investments Corp.	88,392	1,325,880
Retail Properties America, Inc.	163,482	1,711,657
Retail Value, Inc.	10,717	297,825
Rexford Industrial Realty, Inc.	82,804	3,872,743
RLJ Lodging Trust	127,436	1,683,430
Ryman Hospitality Properties, Inc.	40,709	2,829,683
Sabra Health Care REIT, Inc.	146,043	2,855,141
Safety Income and Growth, Inc.	9,319	509,004
Saul Centers, Inc.	8,381	360,467
SBA Communications Corp. Class A	84,338	22,357,160
Senior Housing Properties Trust (SBI)	174,469	1,097,410
Seritage Growth Properties	24,235	833,199
Simon Property Group, Inc.	229,400	28,234,552
SITE Centers Corp.	110,786	1,275,147
SL Green Realty Corp.	60,963	4,781,938
Sotherly Hotels, Inc.	14,233	73,015
Spirit Realty Capital, Inc.	74,735	3,400,443
Stag Industrial, Inc.	114,193	3,195,120
Store Capital Corp.	159,859	5,252,967
Summit Hotel Properties, Inc.	81,183	752,566
Sun Communities, Inc.	69,458	10,618,739
Sunstone Hotel Investors, Inc.	169,022	1,850,791
Tanger Factory Outlet Centers, Inc. (b)	65,914	789,650
Taubman Centers, Inc.	44,377	2,310,267
Terreno Realty Corp.	49,699	2,726,984
The GEO Group, Inc.	92,582	1,355,400
The Macerich Co. (b)	84,060	1,716,505
UDR, Inc.	218,811	9,842,119
UMH Properties, Inc.	28,696	416,379
Uniti Group, Inc.	145,359	1,418,704
Universal Health Realty Income Trust (SBI)	9,638	1,038,205
Urban Edge Properties	85,459	1,384,436
Urstadt Biddle Properties, Inc. Class A	25,958	534,994
Ventas, Inc.	279,732	15,041,190
VEREIT, Inc.	797,965	6,910,377
VICI Properties, Inc.	341,641	8,561,523
Vornado Realty Trust	116,584	6,246,571
Washington Prime Group, Inc. (b)	133,349	366,710
Washington REIT (SBI)	59,458	1,596,447
Weingarten Realty Investors (SBI)	90,309	2,432,021
Welltower, Inc.	304,432	22,777,602
Weyerhaeuser Co.	557,290	14,478,394
Wheeler REIT, Inc. (a)(b)	1,996	2,974
Whitestone REIT Class B	29,169	358,487
WP Carey, Inc.	129,588	10,031,407
Xenia Hotels & Resorts, Inc.	86,016	1,286,799
		861,962,125
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	6,401	101,712
CBRE Group, Inc. (a)	248,972	13,977,288
Consolidated-Tomoka Land Co.	3,370	193,809
eXp World Holdings, Inc. (a)(b)	16,016	153,113
Forestar Group, Inc. (a)	10,680	191,065
FRP Holdings, Inc. (a)	4,574	206,882
Griffin Industrial Realty, Inc.	1,471	59,193
Howard Hughes Corp. (a)	32,433	3,498,872
Jones Lang LaSalle, Inc.	38,259	5,653,532
Kennedy-Wilson Holdings, Inc.	94,841	1,916,737
Marcus & Millichap, Inc. (a)	16,728	534,627
Maui Land & Pineapple, Inc. (a)	9,230	101,622
Newmark Group, Inc.	121,077	1,156,285
RE/MAX Holdings, Inc.	12,740	371,371
Realogy Holdings Corp. (b)	86,694	803,653
Redfin Corp. (a)(b)	62,641	1,695,065
Stratus Properties, Inc. (a)	6,183	177,205
Tejon Ranch Co. (a)	14,442	217,785
The RMR Group, Inc.	10,993	409,599
The St. Joe Co. (a)(b)	25,256	496,786
Transcontinental Realty Investors, Inc. (a)	4,238	134,557
Trinity Place Holdings, Inc. (a)	22,659	74,548
		32,125,306

TOTAL REAL ESTATE		894,087,431

UTILITIES - 3.3%
Electric Utilities - 1.9%
Allete, Inc.	38,880	2,682,331
Alliant Energy Corp.	179,435	9,352,152
American Electric Power Co., Inc.	368,841	32,922,748
Avangrid, Inc.	43,488	2,160,919
Duke Energy Corp.	544,853	49,963,020
Edison International	268,559	18,044,479
El Paso Electric Co.	29,479	2,000,740
Entergy Corp.	148,306	17,338,454
Evergy, Inc.	169,999	11,109,435
Eversource Energy	242,621	20,977,012
Exelon Corp.	727,097	31,345,152
FirstEnergy Corp.	401,846	17,894,202
Genie Energy Ltd. Class B (b)	15,349	106,215
Hawaiian Electric Industries, Inc.	82,346	3,527,703
IDACORP, Inc.	38,058	3,677,925
MGE Energy, Inc.	26,472	1,888,512
NextEra Energy, Inc.	365,592	92,407,034
OGE Energy Corp.	148,389	5,653,621
Otter Tail Corp.	29,741	1,445,710
Pinnacle West Capital Corp.	84,073	7,523,693
PNM Resources, Inc. (b)	60,481	2,847,445
Portland General Electric Co.	66,883	3,639,104
PPL Corp.	568,888	17,072,329
Southern Co.	783,509	47,292,603
Spark Energy, Inc. Class A, (b)	7,247	62,034
Xcel Energy, Inc.	391,842	24,419,593
		427,354,165
Gas Utilities - 0.2%
Atmos Energy Corp.	88,423	9,129,675
Chesapeake Utilities Corp.	12,955	1,107,653
National Fuel Gas Co.	65,493	2,397,699
New Jersey Resources Corp.	71,594	2,527,984
Northwest Natural Holding Co.	23,196	1,525,601
ONE Gas, Inc.	39,776	3,267,201
RGC Resources, Inc.	5,280	144,936
South Jersey Industries, Inc.	70,096	1,896,097
Southwest Gas Holdings, Inc.	41,205	2,665,139
Spire, Inc.	37,933	2,846,872
UGI Corp.	155,752	5,613,302
		33,122,159
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	13,036	264,500
Class C	71,032	1,494,513
NRG Energy, Inc.	187,271	6,219,270
Ormat Technologies, Inc.	38,256	2,665,678
Pattern Energy Group, Inc.	68,003	1,839,481
Sunnova Energy International, Inc.	10,550	182,515
Terraform Power, Inc.	60,925	1,144,781
The AES Corp.	493,035	8,248,476
Vistra Energy Corp.	335,061	6,443,223
		28,502,437
Multi-Utilities - 1.0%
Ameren Corp.	183,733	14,514,907
Avista Corp.	50,448	2,378,623
Black Hills Corp.	46,165	3,333,113
CenterPoint Energy, Inc.	375,986	8,655,198
CMS Energy Corp.	213,486	12,898,824
Consolidated Edison, Inc.	248,931	19,620,741
Dominion Energy, Inc.	615,459	48,116,585
DTE Energy Co.	143,214	15,992,707
MDU Resources Group, Inc.	148,586	4,120,290
NiSource, Inc.	277,645	7,501,968
NorthWestern Energy Corp.	37,898	2,665,745
Public Service Enterprise Group, Inc.	377,478	19,368,396
Sempra Energy	210,706	29,452,485
Unitil Corp.	11,453	645,262
WEC Energy Group, Inc.	236,675	21,852,203
		211,117,047
Water Utilities - 0.1%
American States Water Co.	27,902	2,137,014
American Water Works Co., Inc.	134,837	16,673,943
Aqua America, Inc.	160,475	6,902,030
AquaVenture Holdings Ltd. (a)	14,699	397,461
Artesian Resources Corp. Class A	9,442	324,144
Cadiz, Inc. (a)(b)	17,334	151,846
California Water Service Group	37,429	1,795,095
Global Water Resources, Inc.	10,101	120,707
Middlesex Water Co.	12,640	751,701
Pure Cycle Corp. (a)	12,801	158,348
SJW Corp.	20,585	1,259,390
York Water Co.	9,981	422,096
		31,093,775

TOTAL UTILITIES		731,189,583

TOTAL COMMON STOCKS
(Cost $21,944,190,496)		21,843,571,766
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (d)
(Cost $1,398,736)	1,400,000	1,399,050
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 1.60% (e)	27,962,352	$27,967,945
Fidelity Securities Lending Cash Central Fund 1.60% (e)(f)	334,569,720	334,603,177
TOTAL MONEY MARKET FUNDS
(Cost $362,571,122)		362,571,122
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $22,308,160,354)		22,207,541,938
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(240,821,897)
NET ASSETS - 100%		$21,966,720,041

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	224	March 2020	$16,518,880	$(581,011)	$(581,011)
CME E-mini S&P 500 Index Contracts (United States)	766	March 2020	113,027,130	(3,121,014)	(3,121,014)
CME E-mini S&P MidCap 400 Index Contracts (United States)	45	March 2020	8,154,900	(321,953)	(321,953)
TOTAL FUTURES CONTRACTS					$(4,023,978)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,399,050.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,676,992
Fidelity Securities Lending Cash Central Fund	2,786,362
Total	$4,463,354

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,133,901,179	$2,133,765,992	$--	$135,187
Consumer Discretionary	2,234,978,514	2,234,978,514	--	--
Consumer Staples	1,418,478,557	1,418,478,557	--	--
Energy	718,672,184	718,672,184	--	--
Financials	2,835,802,928	2,835,802,928	--	--
Health Care	3,067,842,541	3,067,841,360	433	748
Industrials	2,098,659,383	2,098,659,333	--	50
Information Technology	5,125,977,335	5,125,977,335	--	--
Materials	583,982,131	583,982,131	--	--
Real Estate	894,087,431	894,087,431	--	--
Utilities	731,189,583	731,189,583	--	--
U.S. Government and Government Agency Obligations	1,399,050	--	1,399,050	--
Money Market Funds	362,571,122	362,571,122	--	--
Total Investments in Securities:	$22,207,541,938	$22,206,006,470	$1,399,483	$135,985
Derivative Instruments:
Liabilities
Futures Contracts	$(4,023,978)	$(4,023,978)	$--	$--
Total Liabilities	$(4,023,978)	$(4,023,978)	$--	$--
Total Derivative Instruments:	$(4,023,978)	$(4,023,978)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(4,023,978)
Total Equity Risk	0	(4,023,978)
Total Value of Derivatives	$0	$(4,023,978)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020
Assets
Investment in securities, at value (including securities loaned of $322,389,318) — See accompanying schedule: Unaffiliated issuers (cost $21,945,589,232)	$21,844,970,816
Fidelity Central Funds (cost $362,571,122)	362,571,122
Total Investment in Securities (cost $22,308,160,354)		$22,207,541,938
Segregated cash with brokers for derivative instruments		1,530,128
Receivable for investments sold		757,221
Receivable for fund shares sold		800,359,584
Dividends receivable		37,597,454
Distributions receivable from Fidelity Central Funds		388,942
Total assets		23,048,175,267
Liabilities
Payable to custodian bank	$9,281
Payable for investments purchased	744,898,546
Payable for fund shares redeemed	1,633,115
Payable for daily variation margin on futures contracts	232,384
Other payables and accrued expenses	80,163
Collateral on securities loaned	334,601,737
Total liabilities		1,081,455,226
Net Assets		$21,966,720,041
Net Assets consist of:
Paid in capital		$22,046,202,031
Total accumulated earnings (loss)		(79,481,990)
Net Assets		$21,966,720,041
Net Asset Value, offering price and redemption price per share ($21,966,720,041 ÷ 2,196,266,969 shares)		$10.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 26, 2019 (commencement of operations) to February 29, 2020
Investment Income
Dividends		$315,712,988
Interest		65,668
Income from Fidelity Central Funds (including $2,786,362 from security lending)		4,463,354
Total income		320,242,010
Expenses
Custodian fees and expenses	$138,185
Independent trustees' fees and expenses	76,448
Interest	81,375
Total expenses before reductions	296,008
Expense reductions	(1,932)
Total expenses after reductions		294,076
Net investment income (loss)		319,947,934
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,174,955)
Fidelity Central Funds	1,440
Futures contracts	9,618,971
Total net realized gain (loss)		(554,544)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(100,618,416)
Futures contracts	(4,023,978)
Total change in net unrealized appreciation (depreciation)		(104,642,394)
Net gain (loss)		(105,196,938)
Net increase (decrease) in net assets resulting from operations		$214,750,996

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 26, 2019 (commencement of operations) to February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$319,947,934
Net realized gain (loss)	(554,544)
Change in net unrealized appreciation (depreciation)	(104,642,394)
Net increase (decrease) in net assets resulting from operations	214,750,996
Distributions to shareholders	(294,232,986)
Share transactions
Proceeds from sales of shares	26,232,927,768
Reinvestment of distributions	294,232,985
Cost of shares redeemed	(4,480,958,722)
Net increase (decrease) in net assets resulting from share transactions	22,046,202,031
Total increase (decrease) in net assets	21,966,720,041
Net Assets
Beginning of period	–
End of period	$21,966,720,041
Other Information
Shares
Sold	2,601,318,821
Issued in reinvestment of distributions	27,524,133
Redeemed	(432,575,985)
Net increase (decrease)	2,196,266,969

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Total Market Index Fund

Years ended February 28,	2020 A,B
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)C	.17
Net realized and unrealized gain (loss)	(.02)
Total from investment operations	.15
Distributions from net investment income	(.12)
Distributions from net realized gain	(.02)
Total distributions	(.15)D
Net asset value, end of period	$10.00
Total ReturnE,F	1.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	- %I,J
Expenses net of fee waivers, if any	- %I,J
Expenses net of all reductions	- %I,J
Net investment income (loss)	1.96%I
Supplemental Data
Net assets, end of period (000 omitted)	$21,966,720
Portfolio turnover rateK	27%I,L

 A For the period April 26, 2019 (commencement of operations) to February 29, 2020.

 B For the year ended February 29.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.15 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.023 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2020

1. Organization.

Fidelity Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 29, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,419,247,754
Gross unrealized depreciation	(1,601,512,048)
Net unrealized appreciation (depreciation)	$(182,264,294)
Tax Cost	$22,389,806,232

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$102,224,225
Undistributed long-term capital gain	$558,079
Net unrealized appreciation (depreciation) on securities and other investments	$(182,264,294)

The tax character of distributions paid was as follows:

February 29, 2020(a)
Ordinary Income	$288,228,231
Long-term Capital Gains	6,004,755
Total	$294,232,986

 (a) For the period April 26, 2019 (commencement of operations) to February 29, 2020.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Total Market Index Fund	7,118,745,434	3,988,136,654

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Total Market Index Fund	Borrower	$165,066,875	2.22%	$81,375

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including cash, valued at $18,972,597,830 in exchange for 1,895,078,418 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,342.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $1,738,855. Total fees paid by the Fund to NFS, as lending agent, amounted to $284,482. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $136,762 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,932.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates and accounts were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Series Total Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Total Market Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the “Fund”) as of February 29, 2020, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period April 26, 2019 (commencement of operations) through February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2020, and the results of its operations, changes in its net assets, and the financial highlights for the period April 26, 2019 (commencement of operations) through February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 15, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 302 funds. Mr. Chiel oversees 173 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Previously, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity), Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail), Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005) and Chairman (2014-2017) and a member of the Board (2010-2017) of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes). Mr. Lacy currently serves as a member of the Board of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present), Trustee of the California Chapter of The Nature Conservancy (2015-present) and a member of the Board of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Previously, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments and a member of Scudder, Stevens & Clark and Scudder Kemper Investments. Ms. Small previously served as a member of the Board (2009-2019) and Chair of the Investment Committee (2010-2019) of the Teagle Foundation and a member of the Investment Committee of the Berkshire Taconic Community Foundation (2008-2019).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as a member of the Advisory Board of other Fidelity® funds. Previously, Ms. Fuller served as Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Kampling also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Tomasky also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or a member of the Advisory Board of other Fidelity® funds. Previously, Mr. Wiley served as Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley currently serves as a member of the Board of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018) and a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	- %-C	$1,000.00	$1,016.80	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Series Total Market Index Fund voted to pay on April 9, 2020, to shareholders of record at the opening of business on April 8, 2020, a distribution of $0.014 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.032 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2020, $6,282,319, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 72% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 75% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 8% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR undertakes to pay all operating expenses of the fund with certain exceptions.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through June 30, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

STX-ANN-0420
1.9892981.100

Item 2.

Code of Ethics

As of the end of the period, February 29, 2020, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex 500 Index Fund (the “Fund”):

Services Billed by Deloitte Entities

February 29, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$47,900	$100	$6,000	$1,000

February 28, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$46,000	$100	$6,200	$1,200

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity 500 Index Fund, Fidelity

Extended Market Index Fund, Fidelity International Index Fund, Fidelity Series Total Market Index Fund and Fidelity Total Market Index Fund (the “Funds”):

Services Billed by PwC

February 29, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$76,100	$5,300	$5,200	$2,200
Fidelity Extended Market Index Fund	$68,300	$5,500	$7,600	$2,300
Fidelity International Index Fund	$70,600	$5,600	$9,800	$2,400
Fidelity Series Total Market Index Fund	$54,400	$3,900	$5,400	$1,600
Fidelity Total Market Index Fund	$71,700	$5,900	$7,400	$2,500

February 28, 2019 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$70,000	$6,000	$5,200	$2,900
Fidelity Extended Market Index Fund	$67,000	$6,100	$30,500	$3,000
Fidelity International Index Fund	$72,000	$6,400	$7,400	$3,100
Fidelity Series Total Market Index Fund	$-	$-	$-	$-
Fidelity Total Market Index Fund	$72,000	$6,600	$17,300	$3,200

A Amounts may reflect rounding.

B Fidelity Series Total Market Index Fund commenced operations on April 26, 2019.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	February 29, 2020A	February 28, 2019A
Audit-Related Fees	$287,500	$-
Tax Fees	$3,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	February 29, 2020A,B	February 28, 2019A,B
Audit-Related Fees	$7,927,700	$7,930,000
Tax Fees	$28,000	$15,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Total Market Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 29, 2020A,B	February 28, 2019A,B
Deloitte Entities	$576,600	$485,000
PwC	$12,666,000	$11,220,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Total Market Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2020